To The Shareholders of Maxim Series Fund, Inc.:

We are please to provide you with this semi-annual report for the period ending June 30, 1997. This report contains financial statements, notes and highlights and other pertinent data for the Maxim Portfolios. Any performance figures quoted are for the Portfolios only and do not reflect fees and charges associated with the contract issued by Great-West Life & Annuity Insurance Company. All of the Maxim Portfolios available are included in this report, although your plan may not make each of the Portfolios available to participants or you may not have amounts allocated to each of these Portfolios at this time.

Economic and Market Overview

The U.S. stock market continued its bull run through the first half of 1997. The broad-based Standard &Poor's 500 Index provided a 20.2% total return over the six months ended 6/30/1997. Moderate economic growth and low inflation served as a back drop to support strong corporate earnings growth, which translated into higher stock prices. Once again, the large capitalization stocks of U.S. corporate giants paced the market's advance. While showing more signs of life than over the previous two years, the small capitalization sector of the U.S. stock market continued to lag relative to large caps.

The international equity markets also produced strong gains during the first half of 1997, with the Morgan Stanley EAFE international index rising 10.3% on a price-only basis. As has been the case over the past several years, the Japanese stock market was again a culprit in holding down international equity market returns versus the United States market. At least the Japanese market was able to produce a positive return of approximately 6% during the first half of this year. Without Japan however, the EAFE index would have gained 12.9% on a price-only basis over the same time period. International equity market returns during the first half of 1997 were supported by low inflation and low interest rates around the globe.

The U.S. stock market drew support from solid economic growth accompanied by low inflation and stable interest rates. The yield on the 30 year U.S. Treasury bond was rather flat over the first six months of the year, rising from 6.64% at year-end 1996 to 6.78% on 6/30/1997. In this environment, most bond index returns were once again tied to their income component.

The investment adviser for Maxim Series Fund, Inc. is G W Capital Management,
Inc.

Sincerely,

/s/ James D. Motz

James D. Motz
Chairman and President

                                    MAXIM SERIES FUND, INC.

                              Financial Statements and Financial Highlights for the Six Months Ended June 30, 1997 and 1996

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  U.S.
                                                        MONEY              STOCK              TOTAL            GOVERNMENT
                                      BOND              MARKET              INDEX             RETURN           SECURITIES
                                 PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                              -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS:
Investments at value:
    Short-term investments       $  788,000         $  433,647,809     $  12,632,000      $  7,989,613       $  6,191,011
    Bonds                        72,529,925                                               4,170,000          53,817,161
    Common stocks                                                       1,163,403,955      7,494,104
                              -----------------  -----------------  -----------------  -----------------  -----------------
       Total investments
(cost $73,179,767; $433,647,809;
                                  73,317,925         433,647,809        1,176,035,955      19,653,717         60,008,172
$666,127,711; $17,467,662;$58,887,923)

Cash                                                   176,763                                                  10,270
Dividends and interest receivable   1,731,918          493,483            1,627,480          136,593            315,030
Subscriptions receivable               10,427             1,405,689          227,774
Receivables for investments sold      803,902            12,851,400         26,319,397         58,423,465         2,799,153
                                  ----------------  -----------------  -----------------  -----------------  -----------------
       Total assets                75,864,172         448,575,144        1,204,210,606      78,213,775         63,132,625

LIABILITIES:
  Dividends payable                                       185,218
  Due to GW Capital Management         38,251             171,816            597,726            37,548             28,990
  Redemptions payable                                                                          243,535            232,426
  Payables for investments
purchased                              790,649            13,357,223         12,897,837         3,762,403          6,213,313
                                  -----------------  -----------------  -----------------  -----------------  -----------------
       Total liabilities               828,900            13,714,257         13,495,563         4,043,486          6,474,729
                                   -----------------  -----------------  -----------------  -----------------  -----------------

NET ASSETS                        $  75,035,272      $  434,860,887     $  1,190,715,043   $  74,170,289      $  56,657,896
                                 =================  =================  =================  =================  =================

NET ASSETS REPRESENTED BY:
  Capital stock, $.10 par value  $  6,242,313       $  43,456,681      $  42,447,125      $  4,985,133       $  5,272,443
  Additional paid-in capital       70,019,293         391,404,206        627,753,519        52,853,482         52,804,615
  Net unrealized appreciation
on investments                        138,158                               509,908,244        2,186,055          1,120,249
  Undistributed net investment
 income                                38,353                                (46,700)           12,866             61,942
  Accumulated net short-term
realized gainl(loss) on
investments                        (1,098,275)                           340,835            2,979,720          (222,216)
  Accumulated net long-term
realized gain(loss) on investments   (304,570)                             10,312,020         11,153,033         (2,379,137)
                                  ----------------  -----------------  -----------------  -----------------  -----------------

NET ASSETS                       $  75,035,272      $  434,860,887     $  1,190,715,043   $  74,170,289      $  56,657,896
                                =================  =================  =================  =================  =================

NET ASSET VALUE PER
OUTSTANDING SHARE                   $  1.2020          $  1.0007          $  2.8052          $  1.4878          $  1.0746
                                =================  =================  =================  =================  =================


SHARES OF CAPITAL STOCK:
  Authorized                       200,000,000        500,000,000        500,000,000        100,000,000        200,000,000
  Outstanding                      62,423,134         434,566,811        424,471,253        49,851,332         52,724,429






See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1997

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                        U.S.
                                                 MONEY              STOCK             TOTAL           GOVERNMENT

                               BOND              MARKET             INDEX            RETURN           SECURITIES
                             PORTFOLIO         PORTFOLIO          PORTFOLIO         PORTFOLIO         PORTFOLIO
                         -----------------  ----------------  ----------------- -----------------  ----------------
INVESTMENT INCOME:
    Interest               $ 2,579,970       $  11,920,669     $  250,937         $ 831,105         $  2,157,223
    Dividends                                                   9,491,151         237,204
    Less:  Foreign
withholding tax                                                   (47,022)          (368)
                         -----------------  ----------------  ----------------- -----------------  ----------------
      Total income          2,579,970          11,920,669        9,695,066         1,067,941          2,157,223

EXPENSES:
    Management fee           226,349            992,873           3,127,831         204,123            183,101
                        -----------------  ----------------  ----------------- -----------------  ----------------

NET INVESTMENT INCOME        2,353,621          10,927,796        6,567,235         863,818            1,974,122
                        -----------------  ----------------  ----------------- -----------------  ----------------

REALIZED AND UNREALIZED
GAIN(LOSS) ON INVESTMENTS:
Net short-term realized gain
(loss) on investments         (73,083)                             312,084           3,041,494          (27,405)
  Net long-term realized gain
(loss)on investments           144,990                              10,048,020        10,940,083         292,573
Change in net unrealized
appreciation (depreciation) on(328,449)                            170,933,910       (6,806,447)        (286,309)
investments
                          -----------------  ----------------  ----------------- -----------------  ----------------

Net change in realized and
unrealized appreciation
(depreciation) on investments (256,542)                            181,294,014       7,175,130          (21,141)
                           -----------------  ----------------  ----------------- -----------------  ----------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS    $ 2,097,079       $  10,927,796     $  187,861,249     $ 8,038,948       $  1,952,981
                           =================  ================  ================= =================  ================


See notes to financial statements

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 1997 AND 1996

------------------------------------------------------------------------------------------------------------------------------------
                                          BOND                             MONEY MARKET                          STOCK INDEX
                                        PORTFOLIO                            PORTFOLIO                             PORTFOLIO
                        ------------------------------------ ------------------------------------  ----------------------
                             1997               1996               1997               1996               1997                1996
INCREASE (DECREASE) IN  NET ASSETS:

OPERATIONS:
  Net investment income   $  2,353,621       $  2,354,292       $  10,927,796      $  7,639,103       $  6,567,235       $6,132,478
  Net short-term realized
gain (loss)                   (73,083)           (728,063)                                                312,084           201,895
Net long-term realized gain   144,990            16,390                                                 10,048,020        2,344,059
Change in net unrealized
appreciation (depreciation)   (328,449)          (1,708,808)                                              170,933,910     61,502,903
                         -----------------  -----------------  -----------------  -----------------  -----------------  -----------
Net increase in net assets resulting
from operation              2,097,079            (66,189)           10,927,796         7,639,103          187,861,249     70,181,335

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income and
net short-term realized      (2,315,269)        (2,341,234)        (10,927,796)       (7,639,103)        (6,613,936)     (6,144,534)
gain
From net long-term realized gain
                           -----------------  -----------------  -----------------  -----------------  -----------------  ---------
Total distributions           (2,315,269)        (2,341,234)        (10,927,796)       (7,639,103)        (6,613,936)    (6,144,534)

SHARE TRANSACTIONS:
  Net proceeds from sales
of shares                     1,594,788          12,113,787         167,100,582        243,092,650        76,836,819     165,853,461
Reinvestment of
distributions                 2,315,269          2,341,234          10,742,577         7,593,237          6,613,936       6,144,534
  Cost of shares redeemed    (6,749,704)        (15,381,873)       (139,435,460)      (188,970,987)      (10,789,383)  (129,387,574)
                           -----------------  -----------------  -----------------  -----------------  -----------------  ---------
    Net increase (decrease) in net
assets resulting from
    share transactions        (2,839,647)        (926,852)          38,407,699         61,714,900         72,661,372      42,610,421
                         -----------------  -----------------  -----------------  -----------------  -----------------  -----------

Total increase (decrease)
in net assets                (3,057,837)        (3,334,275)        38,407,699         61,714,900         253,908,685     106,647,222

NET ASSETS:
  Beginning of period        78,093,109         80,025,099         396,453,188        277,257,289        936,806,358     707,459,637
                        -----------------  -----------------  -----------------  -----------------  -----------------  -------------
End of period            $  75,035,272      $  76,690,824      $  434,860,887     $  338,972,189     $  1,190,715,043   $814,106,859
                      =================  =================  =================  =================  =================  ==============

OTHER INFORMATION:

SHARES:
  Sold                    1,323,894          9,981,613          166,987,580        242,928,258        30,230,857         79,925,411
  Issued in reinvestment
 of distributions          1,940,188          1,944,809          10,735,313         7,588,103          2,351,803          2,903,705
  Redeemed               (5,600,644)        (12,728,728)       (139,341,167)      (188,843,196)      (4,228,167)        (62,273,108)
                                                             -----------------
                    -----------------  -----------------                     -----------------  -----------------  ----------------
Net increase
(decrease)             (2,336,562)        (802,306)          38,381,726         61,673,165         28,354,493         20,556,008
                 =================  =================  =================  =================  =================  ==================


See notes to financial statements.                                   (Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 1997 AND 1996


                                                         TOTAL RETURN                        U.S. GOVERNMENT
                                                           PORTFOLIO                       SECURITIES PORTFOLIO
                                            -----------------------------------  ------------------------------------
                                                    1997                1996               1997               1996
                                            -----------------  ------------------ ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
  Net investment income                          $  863,818         $  792,501         $  1,974,122        $ 1,938,439
  Net short-term realized gain (loss)            3,041,494          330,177            (27,405)           (442,802)
  Net long-term realized gain (loss)            10,940,083         2,318,558          292,573            40,649
  Change in net unrealized appreciation
 (depreciation)                                 (6,806,447)        (803,274)          (286,309)          (2,017,892)
                                            -----------------  ------------------ ------------------ ------------------
 Net increase in net assets
resulting from operations                        8,038,948          2,637,962          1,952,981          (481,606)

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income and net
short-term realized gain                         (850,951)          (789,059)          (1,882,180)        (1,876,922)
  From net long-term realized gain         -----------------  ------------------ ------------------ ------------------
      Total Distributions                        (850,951)          (789,059)          (1,882,180)        (1,876,922)

SHARE TRANSACTIONS:
  Net proceeds from sales of shares              4,105,634          20,983,597         3,777,663          11,989,595
  Reinvestment of distributions                   850,951            789,059            1,882,180          1,876,922
  Cost of shares redeemed                      (2,635,097)        (18,060,135)       (13,150,611)       (9,842,336)
                                          -----------------  ------------------ ------------------ ------------------
 Net increase (decrease) in
net assets resulting from
    share transactions                           2,321,488          3,712,521          (7,490,768)        4,024,181
                                            -----------------  ------------------ ------------------ ------------------

Total increase (decrease) in net assets          9,509,485          5,561,424          (7,419,967)        1,665,653

NET ASSETS:
  Beginning of period                           64,660,804         55,176,028         64,077,863         62,473,959
                                            -----------------  ------------------ ------------------ ------------------
  End of period                              $  74,170,289      $  60,737,452      $  56,657,896       $ 64,139,612
                                           =================  ================== ================== ==================

OTHER INFORMATION:

SHARES:
  Sold                                           2,935,393          15,791,144         3,523,172          11,067,627
  Issued in reinvestment of distributions          571,254            592,815            1,768,315          1,751,917
  Redeemed                                      (1,867,564)        (13,601,286)       (12,240,361)       (9,173,247)
                                             -----------------  ------------------ ------------------ ------------------
  Net increase (decrease)                       1,639,083          2,782,673          (6,948,874)        3,646,297
                                            =================  ================== ================== ==================



See notes to financial statements.                                   (Concluded)

MAXIM SERIES FUND, INC.

BOND PORTFOLIO
FINANCIAL

--------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1997 and the years ended December 31, 1996, 1995, 1994, and 1993 is as follows:

                                            Six Months
                                               Ended

                                             June 30,                          Year Ended December 31,
                                         -----------------  --------------------------------------------------------------
                                               1997               1996             1995            1994             1993
                                         -----------------  ---------------- ---------------- --------------  ----------------

Net Asset Value, Beginning of           $ 1.2059           $ 1.2301          $1.1352         $ 1.2274        $ 1.2259
Year

Income From Investment
Operations

Net investment income                     0.0380             0.0745           0.0736           0.0634          0.0632
Net short-term realized gain (loss)       (0.0012)
Net long-term realized and                (0.0033)           (0.0242)         0.0949           (0.0922)        0.0326
unrealized gain (loss)
                                         -----------------  ---------------- ---------------- --------------  ----------------

Total Income (Loss) From
Investment Operations                     0.0335             0.0503           0.1685           (0.0288)        0.0958

Less Distributions

From net investment income                (0.0374)           (0.0745)         (0.0736)         (0.0634)        (0.0632)

From net realized gains                                                                                        (0.0311)
                                         -----------------  ---------------- ---------------- --------------  ----------------

Total Distributions                       (0.0374)           (0.0745)         (0.0736)         (0.0634)        (0.0943)
                                         -----------------  ---------------- ---------------- --------------  ----------------

Net Asset Value, End of Year            $ 1.2020           $ 1.2059          $1.2301         $ 1.1352        $ 1.2274
                                         =================  ================ ================ ==============  ================


Total Return                              5.73%*              4.26%            15.21%           (2.36)%         8.56%


Net Assets, End of Period               $ 75,035,272       $ 78,093,109      $80,025,099     $ 68,965,299    $ 84,696,187

Ratio of Expenses
to Average Net Assets                     0.60% *            0.60%            0.60%            0.60%           0.60%

Ratio of Net Investment Income
to Average Net Assets                     6.84% *            6.10%            6.16%            5.33%           5.02%

Portfolio Turnover Rate                   45.00%             117.39%          191.58%          60.85%          164.32%


* Annualized
                                                                                                             (Continued)

MAXIM SERIES FUND, INC.

MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1997, and the years ended December 31, 1996, 1995, 1994, and 1993 is as follows:


                                            Six Months
                                              Ended

                                             June 30,                         Year Ended December 31,
                                         ----------------  -------------------------------------------------------------
                                               1997             1996            1995             1994             1993
                                         ----------------  --------------- ---------------  ---------------  ---------------

Net Asset Value, Beginning of           $ 1.0007          $ 1.0007         $1.0007         $ 1.0007         $ 1.0007
Year

Income From Investment
Operations

Net investment income                     0.0247            0.0493          0.0555           0.0394           0.0278

Net realized and unrealized gains
                                         ----------------  --------------- ---------------  ---------------  ---------------

Total Income From Investment
Operations                                0.0247            0.0493          0.0555           0.0394           0.0278

Less Distributions

From net investment income                (0.0247)          (0.0493)        (0.0555)         (0.0394)         (0.0278)
                                         ----------------  --------------- ---------------  ---------------  ---------------

Net Asset Value, End of Year            $ 1.0007          $ 1.0007         $1.0007         $ 1.0007         $ 1.0007
                                         ================  =============== ===============  ===============  ===============

Net Assets, End of Year                 $ 434,860,887     $ 396,453,188    $277,257,289    $ 186,587,262    $ 96,997,973


Ratio of Expenses
to Average Net Assets                     0.46% *           0.46%           0.46%            0.46%            0.46%

Ratio of Net Investment Income
to Average Net Assets                     5.59% *           4.99%           5.55%            3.96%            2.82%


* Annualized

                                                                 (Continued)


MAXIM SERIES FUND, INC.

STOCK INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1997, and the years ended December 31, 1996, 1995, 1994, 1993 is as follows


                                           Six Months
                                             Ended

                                            June 30,                          Year Ended December 31,
                                       ------------------ ---------------------------------------------------------------
                                              1997              1996             1995             1994             1993
                                       ------------------ ---------------- ----------------  --------------- ----------------

Net Asset Value, Beginning of         $ 2.3650            $1.9796          $1.4978          $ 1.5575         $1.4506
Year

Income From Investment
Operations

Net investment income                   0.0156             0.0336           0.0334            0.0350          0.0320

Net short-term realized gain            0.0007             0.0009           0.0010
Net long-term realized and
unrealized gain (loss)                  0.4396             0.3951           0.4953            (0.0335)        0.1097
                                       ------------------ ---------------- ----------------  --------------- ----------------

Total Income From Investment
Operations                              0.4559             0.4296           0.5297            0.0015          0.1417


Less Distributions


From net investment income
and
net short-term realized gains           (0.0157)           (0.0345)         (0.0344)          (0.0350)        (0.0320)

From net long-term realized                                (0.0097)         (0.0135)          (0.0262)        (0.0028)
gains
                                       ------------------ ---------------- ----------------  --------------- ----------------

Total Distributions                     (0.0157)           (0.0442)         (0.0479)          (0.0612)        (0.0348)
                                       ------------------ ---------------- ----------------  --------------- ----------------

Net Asset Value, End of Year          $ 2.8052            $2.3650          $1.9796          $ 1.4978         $1.5575
                                       ================== ================ ================  =============== ================


Total Return                            42.26%*            21.81%           35.60%            0.14%           9.84%


Net Assets, End of Year               $ 1,190,715,043     $936,806,358     $707,459,637     $ 497,339,992    $562,189,394

Average Commission Rate Paid
Per Share Bought or Sold              $ 0.0340             0.0389

Ratio of Expenses
to Average Net Assets                   0.60%*             0.60%            0.60%             0.60%           0.60%

Ratio of Net Investment Income
to Average Net Assets                   1.26%*             1.58%            1.91%             2.23%           2.14%

Portfolio Turnover Rate                 3.00%              3.31%            5.25%             11.98%          1.68%


* Annualized
                                                               (Continued)

MAXIM SERIES FUND, INC.

TOTAL RETURN PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1997, and the years ended December 31, 1996, 1995, 1994, and 1993 is as follows:


                                           Six Months
                                              Ended

                                            June 30,                         Year Ended December 31,
                                         --------------- ----------------------------------------------------------------
                                              1997             1996            1995             1994              1993
                                         --------------- ---------------- ---------------  ---------------  -----------------

Net Asset Value, Beginning of           $ 1.3412         $1.2969          $1.1238         $ 1.2065         $ 1.1327
Year

Income From Investment
Operations

Net investment income                     0.0174          0.0366           0.0421           0.0382           0.0326

Net short-term realized gain (loss)       0.0610                           0.0139

Net long-term realized and
unrealized gain (loss)                    0.0854          0.1146           0.1960           (0.0704)         0.1025
                                         --------------- ---------------- ---------------  ---------------  -----------------

Total Income (Loss) From
Investment Operations                     0.1638          0.1512           0.2520           (0.0322)         0.1351

Less Distributions

From net investment income and
net short-term realized gains             (0.0172)        (0.0366)         (0.0560)         (0.0382)         (0.0326)

From net long-term realized gains                         (0.0703)         (0.0229)         (0.0123)         (0.0287)
                                         --------------- ---------------- ---------------  ---------------  -----------------

Total Distributions                       (0.0172)        (0.1069)         (0.0789)         (0.0505)         (0.0613)
                                         --------------- ---------------- ---------------  ---------------  -----------------

Net Asset Value, End of Year            $ 1.4878         $1.3412          $1.2969         $ 1.1238         $ 1.2065
                                         =============== ================ ===============  ===============  =================


Total Return                              25.93%*          11.75%           22.70%           (2.68)%          12.19%


Net Assets, End of Year                 $ 74,170,289     $64,660,804      $55,176,028     $ 41,348,517     $ 39,297,459

Average Commission Rate Paid
Per Share Bought or Sold                $ 0.0694          0.0691

Ratio of Expenses
to Average Net Assets                     0.60% *         0.60%            0.60%            0.60%            0.60%

Ratio of Net Investment Income
to Average Net Assets                     2.54% *         2.78%            3.41%            3.30%            2.88%

Portfolio Turnover Rate                   29.00%          74.52%           44.70%           74.85%           58.02%




* Annualized
                                                                     (Continued)

MAXIM SERIES FUND, INC.

U.S. GOVERNMENT SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1997, and the years ended December 31, 1996, 1995, 1994, and 1993 is as follows:

                      ------------------------------------------------------------------------------------------------------

                                           Six Months
                                              Ended
                                            June 30,                       Year Ended December 31,
                                         ---------------
                                              1997             1996            1995             1994              1993
                                         --------------- ---------------- ---------------  ---------------  ----------------

Net Asset Value, Beginning of           $ 1.0738         $1.1001          $1.0138         $ 1.1061         $ 1.1141
Year

Income From Investment
Operations

Net investment income                     0.0360          0.0675           0.0723           0.0572           0.0881
Net short-term realized gain (loss)       (0.0005)
Net long-term realized and                0.0001          (0.0263)         0.0863           (0.0924)         (0.0006)
unrealized gain (loss)
                                                         ---------------- ---------------  ---------------  ----------------
                                         ---------------

Total Income (Loss) From
Investment Operations                     0.0356          0.0412           0.1586           (0.0352)         0.0875

Less Distributions

From net investment income                (0.0348)        (0.0675)         (0.0723)         (0.0571)         (0.0887)

From net realized gains                                                                                      (0.0068)
                                         --------------- ---------------- ---------------  ---------------  ----------------

Total Distributions                       (0.0348)        (0.0675)         (0.0723)         (0.0571)         (0.0955)
                                         --------------- ---------------- ---------------  ---------------  ----------------

Net Asset Value, End of Year            $ 1.0746         $1.0738          $1.1001         $ 1.0138         $ 1.1061
                                         =============== ================ ===============  ===============  ================


Total Return                              6.85%*           3.92%            16.09%           (3.20)%          9.35%


Net Assets, End of Year                 $ 56,657,896     $64,077,863      $62,473,959     $ 56,338,235     $ 51,424,663

Ratio of Expenses
to Average Net Assets                     0.60% *         0.60%            0.60%            0.60%            0.60%

Ratio of Net Investment Income
to Average Net Assets                     6.49% *         6.22%            6.76%            5.47%            8.49%

Portfolio Turnover Rate                   43.00%          145.02%          185.57%          308.47%          27.28%


* Annualized

                                                                   (Continued)

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS JUNE 30, 1997 AND 1996



1.       HISTORY OF THE FUND

         Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 as an open-end management investment company. Interests in the Bond, Money Market, Stock Index, Total Return, and U.S. Government
Securities portfolios (the Portfolios) are represented by separate classes of beneficial interest of the Fund. Shares of the Fund are sold only to Maxim Series Account, Pinnacle Series Account, FutureFunds Series Account, FutureFunds Series Account II, Qualified Series Account, and Retirement Plan Series Account of Great-West Life & Annuity Insurance Company (the Company), to fund benefits under variable annuity contracts and variable life insurance policies issued by the Company and to the TNE Series (k) Account of Metropolitan Life Insurance Company ("Met") to fund benefits under variable annuity contracts issued by Met. The shares are sold at a price equal to the respective net asset value per share of each class of shares.

2.       SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

         The following is a summary of the significant accounting policies of the Fund:

         Dividends

         Dividends from investment income of the Money Market Portfolio are declared daily and reinvested monthly. Dividends from investment income of the Bond and U.S. Government Securities Portfolios are declared and reinvested quarterly. Dividends from investment income of the Stock Index Portfolio, and the Total Return Portfolio are declared and reinvested semi-annually. Dividends from capital gains of all portfolios are declared in the fiscal year in which they have been earned and are reinvested in additional shares at net asset value.

         Security Transactions

         Security transactions are accounted for on the date the securities are purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO) for the Stock Index Portfolio and Total Return Portfolio, and specific lot selection for all other portfolios.


         The U.S. Government Securities Portfolio may enter into repurchase agreements which settle at a specified future date. Amounts owing to brokers under these agreements are included in Payables for Investments Purchased in the accompanying financial statements. These liabilities were $3,557,000 and 7,475,431 at June 30, 1997 and 1996, respectively, and are collateralized by securities of approximately the same value.

         Security Valuation

         Securities traded on national securities exchanges are valued daily at the closing prices of the securities on these exchanges, and securities traded on over-the-counter markets are valued daily at the average between the quoted bid and asked prices. Short-term and money market securities are valued at amortized cost, which approximates market value.

         The portfolios may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost and fair value of these restricted securities held at June 30, 1997 were as follows:

                                         Bond Portfolio
                                 -------------------------------

Aggregate Cost              $                        9,193,140
Aggregate Fair Value        $                        9,175,200
Percent of Net Assets                                   12.23%


         Dividend income for the Portfolios is accrued as of the ex-dividend date and interest income is recorded daily.

         Federal Income Taxes

         For federal income tax purposes, each Portfolio qualifies as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made. At June 30, 1997, the Bond and U.S. Government Securities Portfolios had available for federal income tax purposes unused capital loss carryovers of $1,511,990 and $2,947,911, respectively, which expire between 2002 and 2004.

3.       INVESTMENT ADVISORY AGREEMENT

         The Fund had entered into an  investment  advisory  agreement  with The
Great-West Life Assurance Company through October 31, 1996. Effective November 1, 1996, a wholly-owned subsidiary of the Company, GW Capital Management, Inc., serves as investment advisor. As compensation for its services to the Fund and to cover operating expenses of the Fund, the investment advisor receives monthly compensation at the annual rate of .46% of the average daily net assets of the Money Market Portfolio, .60% of the average daily net assets of the Bond, Stock Index, Total Return, and U.S. Government Securities Portfolios.


4.       PURCHASES AND SALES OF SECURITIES

         Costs of purchases of U.S. Government obligations and other securities, excluding short-term securities, during the six months ended June 30, 1997 were:

                                                         U.S. Government
                                                           Obligations                        Other Securities
                                                 --------------------------------     --------------------------------
Portfolio
Bond                                           $   1,493,906                        $   31,390,265
Stock Index                                                                             85,837,199
Total Return                                       7,058,859                            9,437,355
U.S. Government Securities                         25,433,728


         The proceeds from sales of U.S. Government obligations and other securities, excluding short-term securities, during the six months ended June 30, 1997 were:

                                                         U.S. Government
                                                           Obligations                        Other Securities
                                                 --------------------------------     --------------------------------
Portfolio
Bond                                           $   2,998,515                        $   33,114,290
Stock Index                                                                             34,457,049
Total Return                                       19,987,433                           53,936,541
U.S. Government Securities                         34,507,177


5.       UNREALIZED APPRECIATION (DEPRECIATION)

         Gross unrealized appreciation (depreciation) of securities is as follows as of June 30, 1997:

                                                                                                 U.S.
                                                       STOCK               TOTAL              GOVERNMEN
                                                                                                  T
                                    BOND               INDEX               RETURN             SECURITIES
                                  PORTFOLI            PORTFOLI            PORTFOLI            PORTFOLIO
                                     O                   O                   O
                             ------------------  ------------------  ------------------  --------------------


Gross appreciation          $         511,144   $  523,349,306      $  2,238,892       $   1,177,994

Gross depreciation                  (372,986)      (13,441,062)        (52,837)            (57,745)
                             ------------------  ------------------  ------------------  --------------------

Net unrealized              $         138,158   $  509,908,244      $  2,186,055       $   1,120,249
appreciation
                             ==================  ==================  ==================  ====================



                               MAXIM SERIES FUND, INC.

                               Financial Statements and Financial Highlights for the Six Months Ended June 30, 1997 and 1996

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997

--------------------------------------------------------------------------------------------------------------------
                                                                     CORPORATE          SMALL-CAP          SMALL-CAP
                                                                       BOND               INDEX              VALUE
                                                                     PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                                 -----------------  -----------------  -----------------
ASSETS:
Investments at value:
    Short-term investments                                      $ 7,320,691        $ 1,677,000       $  20,285,023
    Bonds                                                         113,694,372
    Common stocks                                                 9,497              103,873,464        29,648,143
    Preferred stocks                                              5,574,318
                                                                 -----------------  -----------------  -----------------
       Total investments (cost $120,882,135;$84,430,354; $43,828,3126,598,878        105,550,464        49,933,166

Cash                                                              3,611,657          8,485              5,329
Dividends and interest receivable                                 2,270,675          140,579            71,354
Subscriptions receivable                                          238,437            189,960            178,056
Receivables for securities sold                                   4,275,126          1,906,833          2,381,085
                                                                 -----------------  -----------------  -----------------

    Total assets                                                  136,994,773        107,796,321        52,568,990
                                                                 -----------------  -----------------  -----------------

LIABILITIES:
Dividends payable
Due to GW Capital Management                                      91,298             52,382             47,059
Payable for investments purchased                                 10,762,900         1,676,711          2,442,579
                                                                 -----------------  -----------------  -----------------

    Total liabilities                                             10,854,198         1,729,093          2,489,638
                                                                 -----------------  -----------------  -----------------

NET ASSETS                                                      $ 126,140,575      $ 106,067,228     $  50,079,352
                                                                 =================  =================  =================

NET ASSETS REPRESENTED BY:
  Capital stock, $.10 par value                                 $ 10,541,020       $ 7,854,202       $  3,674,362
  Additional paid-in capital                                      108,788,583        79,777,547         36,323,411
  Net unrealized appreciation on investments                      5,962,067          21,120,110         6,104,842
  Undistributed net investment income                             72,667             (49)               4,650
  Accumulated net short-term realized gain (loss) on investments  420,736            (1,803,533)        (111,564)
  Accumulated net long-term realized gain (loss) on investments   600,826            (881,049)          4,083,651
  Net unrealized appreciation on translation of assets and
    liabilities denominated in foreign currencies                 (245,324)
                                                                 -----------------  -----------------  -----------------

NET ASSETS                                                      $ 126,140,575      $ 106,067,228     $  50,079,352
                                                                 =================  =================  =================

NET ASSET VALUE PER OUTSTANDING SHARE                           $ 1.1967           $ 1.3505          $  1.3629
                                                                 =================  =================  =================

SHARES OF CAPITAL STOCK:
  Authorized                                                      200,000,000        100,000,000        100,000,000
  Outstanding                                                     105,410,196        78,542,016         36,743,621




See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1997

--------------------------------------------------------------------------------------------------------------------

                                                                 CORPORATE            SMALL-CAP           SMALL-CAP
                                                                   BOND                 INDEX               VALUE
                                                                 PORTFOLIO            PORTFOLIO           PORTFOLIO
                                                           --------------------- -------------------  ------------------
INVESTMENT INCOME:
    Interest                                              $ 3,985,505          $  37,676            $  114,393
    Dividends                                               194,279               674,658              272,834
    Less: Foreign withholding tax                                                 (54)
                                                           --------------------- -------------------  ------------------

      Total income                                          4,179,784             712,280              387,227

  EXPENSES:
     Salaries                                                                                          3,068
     Legal and SEC fees                                                                                4,792
     Directors' fees                                                                                   377
     Audit fees                                                                                        3,410
     Investment administration                                                                         38,311
     Bank and custodial fees                                                                           6,864
     Other expenses                                                                                    3,219
     Management fee                                         449,512               265,693              207,814
                                                           -------------------------------------------------------------
      Total expenses                                        449,512               265,693              267,855

  Less amount paid by the GW Capital Management                                                        5,650
                                                           --------------------- -------------------  ------------------

      Net expenses                                          449,512               265,693              262,205
                                                           --------------------- -------------------  ------------------

NET INVESTMENT INCOME                                       3,730,272             446,587              125,022
                                                           --------------------- -------------------  ------------------


REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net short-term realized gain (loss) on investments        288,354               (1,756,733)          198,223
  Net long-term realized gain (loss) on investments         319,041               (726,088)            4,268,420
  Change in net unrealized appreciation on investments      2,313,264             11,345,182           (367,973)
  Change in net unrealized appreciation on translation of
    assets and liabilities denominated in foreign currencies(365,889)
                                                           --------------------- -------------------  ------------------

    Net change in realized and unrealized appreciation on   2,554,770             8,862,361            4,098,670
investments
                                                           --------------------- -------------------  ------------------

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                           $ 6,285,042          $  9,308,948         $  4,223,692
                                                           ===================== ===================  ==================



See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 1997 AND 1996

------------------------------------------------------------------------------------------------------------------------------------
                                            CORPORATE                           SMALL-CAP                         SMALL-CAP
                                                BOND                               INDEX                             VALUE
                                             PORTFOLIO                           PORTFOLIO                         PORTFOLIO
                              ----------------------------------  --------------------------------- ------------------------------
                                    1997               1996              1997              1996              1997           1996
                             -----------------  ----------------  ----------------  ----------------  -----------  ----------------
INCREASE  IN  NET ASSETS:

OPERATIONS:
  Net investment income        $ 3,730,272       $  2,096,878      $  446,587        $  300,120        $  125,022        $  126,160
  Net short-term realized
 gain (loss)                      288,354            235,950           (1,756,733)       388,251           198,223          (73,909)
  Net long-term realized
gain (loss)                       319,041            407,394           (726,088)         285,631           4,268,420        307,398
  Change in net unrealized
 appreciation(depreciation)
 on investments                  2,313,264          (2,329,483)       11,345,182        4,753,950         (367,973)       1,326,620
  Change in net unrealized
appreciation on translation
of assets and liabilities
denominated in foeign           (365,889)          147,897
currencies
                             -----------------  ----------------  ----------------  ----------------  ----------------  -----------
Net increase in net assets
 resulting from operations     6,285,042          558,636           9,308,948         5,727,952         4,223,692         1,686,269


DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and
net short-term realized gains (3,657,605)        (2,083,589)       (446,636)         (300,526)         (120,371)         (126,818)
From net long-term realized gains
                            -----------------  ----------------  ----------------  ----------------  ----------------  ------------
Total distributions           (3,657,605)        (2,083,589)       (446,636)         (300,526)         (120,371)         (126,818)

SHARE TRANSACTIONS:
Net proceeds from sales
of shares                      37,804,826         35,010,231        17,529,898        27,264,587        12,001,295       12,438,104
Reinvestment of distributions   3,657,605          2,083,589         446,636           300,526           120,371           126,818
Cost of shares redeemed       (1,594,322)        (18,680,939)      (1,555,310)       (14,050,514)      (2,745,286)       (6,582,068)
                          -----------------  ----------------  ----------------  ----------------  ----------------  --------------
 Net increase in net assets
resulting from share
transactions                  39,868,109         18,412,881        16,421,224        13,514,599        9,376,380         5,982,854
                         -----------------  ----------------  ----------------  ----------------  ----------------  ---------------

 Total increase in net assets 42,495,546         16,887,928        25,283,536        18,942,025        13,479,701        7,542,305

NET ASSETS:
  Beginning of period         83,645,029         45,530,190        80,783,692        51,610,284        36,599,651        20,769,579
                           -----------------  ----------------  ----------------  ----------------  ----------------  -------------
  End of period             $ 126,140,575     $  62,418,118     $  106,067,228    $  70,552,309     $  50,079,352     $  28,311,884
                          =================  ================  ================  ================  ================  ==============

OTHER INFORMATION:

SHARES:
  Sold                       31,717,124         30,942,344        7,054,757         22,115,406        9,484,119         11,589,132
  Issued in reinvestment
 of distributions             3,044,091          1,853,927                           243,038           88,579            115,887
  Redeemed                  (1,348,309)        (16,550,851)      (1,034,920)       (11,317,383)      (2,155,276)       (6,149,642)
                                                                                                                 ----------------
                       -----------------  ----------------  ----------------                    ----------------  ----------------
  Net increase             33,412,906         16,245,420        6,019,837         11,041,061        7,417,422         5,555,377
                        =================  ================  ================  ================  ================  ================

See notes to financial statements.

MAXIM SERIES FUND, INC.

CORPORATE BOND PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1997, and the years December 31, 1996, 1995, and 1994 is as follows:


                                                       Six Months
                                                         Ended
                                                        June 30,                         Year Ended December 31,
                                                   ------------------  ------------------------------------------------------------
                                                          1997                1996                 1995                  1994
                                                   ------------------  ------------------  --------------------  ------------------
                                                                                                                         (A)
Net Asset Value, Beginning of Period              $ 1.1618            $ 1.1521            $ 0.9716               $1.0000

Income From Investment Operations

Net investment income                               0.0365              0.0825              0.0842                0.0137

Net short-term realized gain (loss)                 0.0027              0.0055              0.0159

Net long-term realized and unrealized gain          0.0315              0.0269              0.1835                (0.0284)
(loss)
                                                   ------------------  ------------------  --------------------  ------------------

Total Income (Loss) From Investment                 0.0707              0.1149              0.2836                (0.0147)
Operations

Less Distributions

From net investment income and net short-           (0.0358)            (0.0880)            (0.1001)              (0.0137)
term realized gains

From net long-term realized gains                                       (0.0172)            (0.0030)
                                                   ------------------  ------------------  --------------------  -------------------

Total Distributions                                 (0.0358)            (0.1052)            (0.1031)              (0.0137)
                                                   ------------------  -------------------------------------------------------------

Net Asset Value, End of Period                    $ 1.1967            $ 1.1618            $ 1.1521               $0.9716
                                                   ================== ==================  ====================  ===================


Total Return                                        12.53%*              10.35%              30.19%                (1.47)%


Net Assets, End of Period                         $ 126,140,575       $ 83,645,029        $ 45,530,190           $13,713,195

Ratio of Expenses to Average Net Assets             0.90% *             0.90%               0.90%                 1.08% *

Ratio of Net Investment Income to                   7.43% *             7.68%               7.89%                 8.64% *
Average Net Assets

Portfolio Turnover Rate                             15.00%              40.02%              24.70%                9.45%

*  Annualized


(A)  The portfolio commenced operations on November 1, 1994.         (Continued)

MAXIM SERIES FUND, INC.

SMALL-CAP INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1997 and the years ended December 31, 1996, 1995, 1994, and 1993 is as follows:




                                             Six Months
                                                Ended
                                              June 30,                             Year Ended December 31,
                                          -----------------  --------------------------------------------------------------------
                                                1997               1996               1995              1994              1993
                                          -----------------  -----------------  ----------------  ---------------- -----------------
                                                                                                                          (A)
Net Asset Value, Beginning of             $1.2370          $  1.1680          $  0.9540          $ 1.0112         $ 1.0000
Period

Income From Investment Operations

Net investment income                      0.0058             0.0124             0.0102            0.0097           0.0009

Net short-term realized gain               (0.0224)           0.0374             0.0095

Net long-term realized
and unrealized gain (loss)                 0.1358             0.1285             0.2298            (0.0572)         0.0112
                                          -----------------  -----------------  ----------------  ---------------- -----------------

Total Income (Loss)
From Investment Operations                 0.1192             0.1783             0.2495            (0.0475)         0.0121

Less Distributions

From net investment income and
net
short-term realized gains                  (0.0057)           (0.0498)           (0.0197)          (0.0097)         (0.0009)

From net long-term realized gains                             (0.0595)           (0.0158)
                                          -----------------  -----------------  ----------------  ---------------- -----------------

Total Distributions                        (0.0057)           (0.1093)           (0.0355)          (0.0097)         (0.0009)
                                          -----------------  -----------------  ----------------  ---------------- -----------------

Net Asset Value, End of Period            $1.3505           $ 1.2370           $ 1.1680           $0.9540         $ 1.0112
                                          =================  =================  ================  ================ =================


Total Return                               20.20%*             15.30%             26.24%            (4.69)%          1.21%


Net Assets, End of Period                 $106,067,228      $ 80,783,692       $ 51,610,284       $22,336,944     $ 5,936,716

Average Commission Rate Paid
Per Share Bought or Sold                  $0.0320           $ 0.0453

Ratio of Expenses
to Average Net Assets                      0.60%*             0.60%              0.60%             0.60%            0.60% *

Ratio of Net Investment Income
to Average Net Assets                      1.01%*             1.04%              1.00%             1.20%            1.24% *

Portfolio Turnover Rate                    9.00%              39.66%             30.17%            53.44%           0.72%

*  Annualized


(A)  The portfolio commenced operations on December 1, 1993.         (Continued)

MAXIM SERIES FUND, INC.

SMALL-CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1997 and the years ended December 31, 1996, 1995, 1994, and 1993 is as follows:


                                            Six Months

                                               Ended

                                              June 30,                                   Year Ended December 31,
                                       ------------------  ---------------------------------------------------------------------
                                              1997                1996                1995                  1994               1993
                                       ------------------  ------------------   -----------------    ------------------  ----------
                                                                                                                                (A)
Net Asset Value, Beginning of             $ 1.2480             $1.0669              $0.9974             $ 1.0330             $1.0000
Period

Income From Investment Operations

Net investment income                       0.0034              0.0095               0.0286               0.0068              0.0012

Net short-term realized gain                0.0054                                   0.0350

Net long-term realized and
unrealized gain (loss)                      0.1094              0.1811               0.0884               (0.0356)            0.0330
                                           ------------------  ------------------   -----------------    ------------------  -------

Total Income (Loss) From
Investment Operations                       0.1182              0.1906               0.1520               (0.0288)            0.0342

Less Distributions

From net investment income and
net short-term realized gains               (0.0033)            (0.0095)             (0.0636)             (0.0068)          (0.0012)

From net long-term realized gains                                                    (0.0189)
                                           ------------------  ------------------   -----------------    ------------------  -------
Total Distributions                         (0.0033)            (0.0095)             (0.0825)             (0.0068)          (0.0012)
                                           ------------------  ------------------   -----------------    ------------------  -------
Net Asset Value, End of Period            $ 1.3629             $1.2480              $1.0669             $ 0.9974             $1.0330
                                           ==================  ==================   =================    ==================  =======


Total Return                                19.84%*              17.94%               15.51%               (2.78)%             3.42%


Net Assets, End of Period                 $ 50,079,352         $36,599,651          $20,769,579         $ 9,721,848       $3,007,882

Average Commission Rate Paid
Per Share Bought or Sold                  $ 0.0571             $0.0521

Ratio of Expenses to Average Net            1.25%*#             1.31% #              1.35% #              1.33 % #          1.33%*#
Assets

Ratio of Net Investment Income
to Average Net Assets                       0.60%*              0.90%                2.51%                0.80%               1.52%*

Portfolio Turnover Rate                     39.00%              30.61%               17.78%               16.81%              0.00%

*  Annualized


# Percentages are shown net of expenses reimbursed by The Great-West Life Assurance Company or GW Capital Management, Inc.


(A) The portfolio commenced operations on December 1, 1993.       (Concluded)

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED JUNE 30, 1997 AND 1996



1.       HISTORY OF THE FUND

         Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 as an open-end management investment company. Interests in the Corporate Bond, Small-Cap Index, and Small-Cap Value portfolios (the Portfolios) are represented by separate classes of beneficial interest of the Fund. Shares of the Fund are sold only to Maxim Series Account, FutureFunds Series Account, FutureFunds Series Account II, and Retirement Plan Series Account of Great-West Life & Annuity Insurance Company (the Company), to fund benefits under variable annuity contracts and variable life insurance policies issued by the Company and to the TNE Series (k) Account of Metropolitan Life Insurance Company ("Met") to fund benefits under variable annuity contracts issued by Met. The shares are sold at a price equal to the respective net asset value per share of each class of shares.

         Initial capitalization of $100,000 for the Fund was received on February 25, 1982 from the parent of the Company, The Great-West Life Assurance Company (Great-West). In conjunction with the addition of the Small-Cap Value Portfolio, additional capitalization of $2,500,000 was received on December 1, 1993. At June 30, 1997, Great-West's investment in the Portfolio totaled $366,152.

2.       SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

         The following is a summary of the significant accounting policies of the Fund:

         Dividends



         Dividends from investment income of the Corporate Bond, Small-Cap Index, and Small-Cap Value portfolios are declared and reinvested semi-annually. Dividends from capital gains of all portfolios are declared in the fiscal year in which they have been earned and are reinvested in additional shares at net asset value.

         Security Transactions

         Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

         Security Valuation

         Securities traded on national securities exchanges are valued daily at the closing prices of the securities on these exchanges, and securities traded on over-the-counter markets are valued daily at the average between the quoted bid and asked prices. Short-term securities are valued at amortized cost which approximates market value.

         The portfolios may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost and fair value of these restricted securities held at June 30, 1997 were as follows:

                                          Corporate Bond
                                            Portfolio
                                 --------------------------------

Aggregate Cost              $      8,219,592
Aggregate Fair Value        $      8,362,128
Percent of Net Assets              6.63%


         Dividend income for the Portfolios is accrued as of the ex-dividend date and interest income is recorded daily.

         Federal Income Taxes

         For federal income tax purposes, each Portfolio of the Fund qualifies as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made. At June 30, 1997, the Small Cap Value Portfolio had available for federal income tax purposes an unused capital loss carryover of $494,544 which expires in 2004.

         Foreign Currency Translation

         The accounting records of the Corporate Bond Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

         The Corporate  Bond  Portfolio  isolates that portion of the results of
operations   resulting   from  changes  in  foreign   exchange  rates  from  the
fluctuations arising from changes in market prices of securities held.

         Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, and currency gains or losses realized between the amounts of dividends, interest, and foreign withholding taxes recorded by the Corporate Bond Portfolio, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities including investments in securities at fiscal year end, resulting from changes in the exchange rate.

3.       INVESTMENT ADVISORY AGREEMENT

         The Fund had entered into an investment advisory agreement with Great-West through October 31, 1996. Effective November 1, 1996, a wholly-owned subsidiary of the Company, GW Capital Management, Inc., serves as investment advisor. As compensation for its services to the Fund, the investment advisor receives monthly compensation at the annual rate of .60% of the average daily net assets of the Small-Cap Index Portfolio, .90% of the average daily net assets of the Corporate Bond Portfolio, and 1.00% of the average net assets of the Small-Cap Value Portfolio. However, the investment advisor pays any expenses of the Fund which exceed an annual rate of 1.35%, including management fees, of the average daily net assets of the Small- Cap Value Portfolio.

4.       PURCHASES AND SALES OF SECURITIES

         Costs of purchases of U.S. Government obligations and other securities, excluding short-term securities, during the six months ended June 30, 1997 were:

                                                   U.S. Government Obligations                Other Securities
                                                 --------------------------------     --------------------------------
Portfolio
Corporate Bond                                 $                                    $   50,840,088
Small-Cap Index                                                                         24,006,357
Small-Cap Value                                                                         14,279,176


         The proceeds from sales of U.S. Government obligations and other securities, excluding short-term securities, during the six months ended June 30, 1997 were:

                                                   U.S. Government Obligations                Other Securities
                                                 --------------------------------     --------------------------------
Portfolio
Corporate Bond                                 $   6,195,086                        $   8,088,596
Small-Cap Index                                                                         8,304,328
Small-Cap Value                                                                         23,093,338


5.       UNREALIZED APPRECIATION (DEPRECIATION)

         Gross unrealized appreciation (depreciation) of securities is as follows as of June 30, 1997:



                                                     CORPORATE               SMALL-CAP               SMALL-CAP
                                                        BOND                   INDEX                   VALUE
                                                     PORTFOLIO                PORTFOLIO                PORTFOLI)
                                                ------------------      ------------------      ------------------



Gross appreciation                            $   7,990,801           $   25,026,911          $   6,211,059

Gross depreciation                                (2,274,058)             (3,906,801)             (106,217)
                                                ------------------      ------------------      ------------------

Net unrealized appreciation                   $   5,716,743           $   21,120,110          $   6,104,842
                                                ==================      ==================      ==================




****************

                              MAXIM SERIES FUND, INC.

                               Financial Statements and Financial Highlights for the Six Months Ended June 30, 1997 and 1996

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                      INVESCO
                              INTERNATIONAL         INVESCO          INVESCO         SMALL-CAP                        T. ROWE PRICE
                                 EQUITY               ADR            BALANCED          GROWTH          MID-CAP        EQUITY/INCOME
                               PORTFOLIO           PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO          PORTFOLIO
                          -------------------- ----------------- ---------------- ---------------- --------------- ----------------
ASSETS:
Investments at value:
    Short-term investments $ 13,011,025         $ 640,000         $ 10,775,867     $ 4,402,719     $  12,424,587    $  13,716,036
    Bonds                                                           14,866,207                                         2,035,204
    Common stocks           112,071,136          12,566,181         26,948,995       39,916,374       197,380,841      105,191,870
    Preferred stocks          3,590,327
                        -------------------- ----------------- ---------------- ---------------- ---------------  -----------------
   Total investments
(cost $106,942,770;
$10,808,692;              128,672,488          13,206,181        52,591,069       44,319,093       209,805,428      120,943,110
$50,483,395;$39,759,828;
$165,961,021; $105,958,757)

Cash                        588,136              7,915             89,006           12,548                            72,555
Dividends and interest
receivable                   449,887              5,964             186,790          18,344           73,678           298,585
Receivables for securities
sold                       8,273,448            598,273           4,477,106        2,044,810        7,320,459        6,275,837
Subscriptions receivable    177,238              95,234            152,857          121,154          31,144           119,873
                        ----------------- ----------------- ---------------- ---------------- ---------------  --------------------

  Total assets             138,161,197          13,913,567        57,496,828       46,515,949       217,230,709      127,709,960
                      -------------------- ----------------- ---------------- ---------------- ---------------  --------------------


LIABILITIES:
Due to GW Capital
Management                   106,523              13,883            31,316           40,103           167,001          87,841
Payable for securities
purchased                  9,160,387            785,352           3,193,566        1,940,361        6,539,137        6,272,163
Unrealized depreciation
on forward foreign currency contracts                                                                291,359
                     -------------------- ----------------- ---------------- ---------------- ---------------  --------------------

Total liabilities        9,266,910            799,235           3,224,882        1,980,464        6,997,497        6,360,004
                   -------------------- ----------------- ---------------- ---------------- ---------------  --------------------

NET ASSETS             $ 128,894,287        $ 13,114,332      $ 54,271,946     $ 44,535,485    $  210,233,212   $  121,349,956
                   ==================== ================= ================ ================ ===============  ====================

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par
value                    $ 8,865,089          $ 854,914         $ 4,473,586      $ 2,824,800     $  14,341,027    $  7,376,112
Additional paid-in
capital                    94,803,191           9,581,221         46,615,279       37,792,671       158,976,608      95,911,181
Net unrealized
appreciation on (depreciation)
on investment               26,720,088           2,397,489         2,118,203        4,559,265        43,063,979       15,051,487
Undistributed net
investment income (loss)     1,535,285            50,158            9,114            (1,909)          (1,732,984)      (1,196)
Accumulated net short-term
realized gain (loss) on investments 607,083        27,971            1,066,293        (628,775)        (14,359,204)     1,884,612
Accumulated net long-term
realized gain (loss) on investments 1,353,921      202,579                            (10,567)         9,163,358        1,194,894
Net unrealized appreciation  (depreciation) on translation of assets and liabilities
denominated in foreign currencies (4,990,370)                         (10,529)                          780,428          (67,134)
                            -------------------- ----------------- ---------------- ---------------- ---------------  -------------

NET ASSETS                 $ 128,894,287        $ 13,114,332      $ 54,271,946     $ 44,535,485    $  210,233,212   $  121,349,956
                       ==================== ================= ================ ================ ===============  ==================

NET ASSET VALUE PER
OUTSTANDING SHAR             $ 1.4540             $ 1.5340          $ 1.2132         $ 1.5766        $  1.4660        $  1.6452
                       ==================== ================= ================ ================ ===============  ==================

SHARES OF CAPITAL STOCK:
  Authorized                100,000,000          100,000,000       100,000,000      100,000,000      200,000,000      100,000,000
  Outstanding                88,650,893           8,549,140         44,735,858       28,247,998       143,410,266      73,761,120

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1997

----------------------------------------------------------------------------------------------------------------------------------

                                                                                      INVESCO
                               INTERNATIONAL          INVESCO         INVESCO         SMALL-CAP                     T. ROWE PRICE
                                EQUITY               ADR          BALANCED          GROWTH           MID-CAP        EQUITY/INCOME
                               PORTFOLIO           PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                         --------------------  --------------- ---------------  ---------------  ---------------  ----------------
INVESTMENT INCOME:
   Interest                   $ 388,607            $  12,936        $ 336,641       $  188,369       $  356,318       $  374,349
    Dividends                 2,099,720             106,489         80,189           35,769           197,474          1,333,524
    Less:  Foreign
withholding tax                (226,119)             (4,329)         (1,674)                           (3,006)          (9,829)
                        --------------------  --------------- ---------------  ---------------  ---------------  ------------------

   Total income               2,262,208             115,096         415,156          224,138          550,786          1,698,044

  EXPENSES:
     Salaries                     3,599                 2,910                            2,962            3,338            2,993
     Legal and SEC fees          12,439                1,713                            9,281            25,521           21,424
     Directors' fees                993                   91                               330              1,717            866
     Audit fees                   8,260                 3,410                            3,410            4,690            3,410
     Investment administration   64,666                31,883                           22,241           49,239           22,241
     Bank and custodial fees     75,480                5,424                            10,783           27,478           14,875
     Other expenses              13,647                903                              3,035            14,660           8,001
     Management fee             551,775               49,953          106,849          174,293          933,477          377,619
                       --------------------  --------------- ---------------  ---------------  ---------------  ------------------
      Total expenses            730,859               96,287          106,849          226,335          1,060,120        451,429
                        --------------------  --------------- ---------------  ---------------  ---------------  ------------------

  Less amount paid by
the investment advisor         3,937                 31,348                           24,522           21,548           17,037
                       --------------------  --------------- ---------------  ---------------  ---------------  -------------------

      Net expenses              726,922               64,939          106,849          201,813          1,038,572        434,392
                         --------------------  --------------- ---------------  ---------------  ---------------  -----------------

NET INVESTMENT INCOME         1,535,286             50,157          308,307          22,325           (487,786)        1,263,652
                          --------------------  --------------- ---------------  ---------------  ---------------  ----------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net short-term realized
gain (loss) on investments      229,418               25,712          1,100,059        (571,195)        (9,488,983)      1,885,638
Net long-term realized gain
 on investments                 1,334,480             204,837                          (10,567)         1,842,079        1,194,894
Change in net unrealized
appreciation (depreciation) on 12,725,086            1,202,635       1,851,631        4,677,347        13,110,733       9,383,514
investments
Change in net unrealized
appreciation (depreciation) on
translation of assets and
liabilities denominated in
foreign currencies             (4,733,019)                           (10,529)                          (1,000,095)      (38,065)
                           --------------------  --------------- ---------------  ---------------  ---------------  ---------------

Net change in realized
and unrealized appreciation on  9,555,965             1,433,184       2,941,161        4,095,585        4,463,734        12,425,981
investments                --------------------  --------------- ---------------  ---------------  ---------------  ---------------

NET INCREASE IN NET
ASSETS RESULTING
FROM OPERATIONS              $ 11,091,251         $  1,483,341     $ 3,249,468     $  4,117,910     $  3,975,948     $  13,689,633
                         ====================  =============== ===============  ===============  ===============  =================


The INVESCO Balanced Portfolio commenced operations on October 1, 1996.


See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 1997 AND 1996

----------------------------------------------------------------------------------------------------------------------------------
                                                                                          INVESCO

                       INTERNATIONAL EQUITY                  INVESCO ADR                  BALANCED            INVESCO SMALL-CAP
                                                                                                                    GROWTH
                           PORTFOLIO                         PORTFOLIO                   PORTFOLIO                PORTFOLIO
                 --------------------------------  --------------------------------  -------------------  --------------------------
                   1997              1996             1997              1996               1997                1997            1996
               ----------------  ---------------- ----------------  ----------------  -------------------  ---------------- --------
INCREASE  IN
NET ASSETS:                                                                                (A)

OPERATIONS:
Net investment
income            $1,535,286      $  777,862        $ 50,157         $  32,876         $  308,307           $  22,325      $(21,782)
Net short-term
realized gain (loss) 229,418           306,454          25,712            4,722             1,100,059         (571,195)      712,409
Net long-term
realized gain (loss)1,334,480         841,537          204,837           2,821                                  (10,567)      52,546
Change in net
unrealized appreciation
(depreciation) on
investments        12,725,086        5,714,333        1,202,635         248,338           1,851,631            4,677,347   1,854,405
Change in net
unrealized appreciation
on translation of
assets and liabilities
denominated in
foreign currencies (4,733,019)       (1,351,642)                                          (10,529)
               ----------------  ---------------- ----------------  ----------------  -------------------  ---------------- -------
Net increase
(decrease) in net
assets resulting
from operations  11,091,251        6,288,544        1,483,341         288,757           3,249,468            4,117,910    2,597,578

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment
income and net
short-term
realized gains    (133,481)                          (9,117)           (299,193)            (24,234)
From net long-term realized gains
              ----------------  ---------------- ----------------  ----------------  -------------------  ---------------- --------
Total distributions                (133,481)                          (9,117)           (299,193)            (24,234)

SHARE TRANSACTIONS:
Net proceeds from
sales of shares  22,106,054        26,488,267       4,951,019         1,595,276         35,375,652           12,059,389  13,933,708
Reinvestment of
distributions                         133,481                            9,117             299,193              24,234
Cost of shares
redeemed           (475,067)         (11,827,968)     (1,014,886)       (284,703)         (340,340)         (3,469,592)  (3,829,260)
             ----------------  ---------------- ----------------  ----------------  -------------------  ---------------- ---------
Net increase in net assets
resulting from
share transactions 21,630,987       14,793,780       3,936,133         1,319,690         35,334,505           8,614,031   10,104,448
             ----------------  ---------------- ----------------  ----------------  -------------------  ---------------- ----------

Total increase
in net assets     32,722,238        20,948,843       5,419,474         1,599,330         38,284,780           12,707,707  12,702,026

NET ASSETS:
Beginning of
period             96,172,049        55,017,668       7,694,858         2,681,969         15,987,166        31,827,778     6,385,180
              ----------------  ---------------- ----------------  ----------------  -------------------  -------------- -----------
End of period $  128,894,287    $  75,966,511     $ 13,114,332     $  4,281,299      $  54,271,946        $ 44,535,485  $ 19,087,206
             ================  ================ ================  ================  ===================  ============== ============

OTHER INFORMATION:

SHARES:
Sold              16,297,966        22,056,968       3,574,045         1,363,860         29,426,208           8,445,338   9,414,231
Issued in reinvestment
of distributions                      111,374                            7,752             246,102              15,563
Redeemed           (344,043)         (9,821,957)      (721,269)         (242,966)         (297,272)          (2,423,276) (2,605,670)

              ----------------   ----------------  ---------------- ----------------  ----------------  -------------------
Net increase    15,953,923        12,346,385       2,852,776         1,128,646         29,375,038           6,037,625      6,808,561
           ================  ================ ================  ================  ===================  ================ ===========

(A) The INVESCO Balanced Portfolio commenced operations on October 1, 1996.


See notes to financial statements.                                   (Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 1997 AND 1996

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                              T. ROWE PRICE
                                                          MID-CAP                             EQUITY/INCOME
                                                         PORTFOLIO                              PORTFOLIO
                                            ------------------------------------  -------------------------------------
                                                   1997               1996                1997               1996
                                            ------------------  -----------------  ------------------ ------------------
INCREASE  IN  NET ASSETS:

OPERATIONS:
Net investment income                          $ (487,786)        $  (615,582)       $  1,263,652        $ 301,864
Net short-term realized gain (loss)            (9,488,983)         5,297,956          1,885,638          148,094
Net long-term realized gain (loss)              1,842,079           868,330            1,194,894          106,175
Change in net unrealized appreciation
(depreciation)on investments                   13,110,733          12,357,331         9,383,514          769,221
Change in net unrealized appreciation
(depreciation) on translation of assets
and liabilities denominated in foreign
currencies                                     (1,000,095)         (77,271)           (38,065)           (9,938)
                                           ------------------  -----------------  ------------------ ------------------
Net increase (decrease) in net assets
resulting from operations                     3,975,948           17,830,764         13,689,633         1,315,416

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and
net short-term realized gains                  (1,264,848)        (301,904)
From net long-term realized gains         ------------------  -----------------  ------------------ ------------------
      Total distributions                                                           (1,264,848)        (301,904)

SHARE TRANSACTIONS:
Net proceeds from sales of shares              11,004,498          42,503,371         38,717,359         18,584,749
Reinvestment of distributions                                                         1,264,848          301,904
Cost of shares redeemed                       (19,458,037)        (12,527,774)       (592,939)          (3,301,535)
                                          ------------------  -----------------  ------------------ ------------------
Net increase in net assets resulting
from share transactions share transactions      (8,453,539)         29,975,597         39,389,268         15,585,118
                                          ------------------  -----------------  ------------------ ------------------

      Total increase in net assets              (4,477,591)         47,806,361         51,814,053         16,598,630

NET ASSETS:
  Beginning of period                          214,710,803         148,264,194        69,535,903         10,950,195
                                         ------------------  -----------------  ------------------ ------------------
  End of period                              $ 210,233,212      $  196,070,555     $  121,349,956      $ 27,548,825
                                         ==================  =================  ================== ==================

OTHER INFORMATION:

SHARES:
  Sold                                           8,099,570           29,643,684         25,403,171         14,136,871
  Issued in reinvestment of distributions                                                  768,756            226,839
  Redeemed                                     (14,558,948)        (8,796,055)        (394,662)          (2,502,142)
                                           ------------------  -----------------  ------------------ ------------------
Net increase                                    (6,459,378)         20,847,629         25,777,265         11,861,568
                                           ==================  =================  ================== ==================


See notes to financial statements.                                   (Concluded)

MAXIM SERIES FUND, INC.

INTERNATIONAL EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1997, and the years ended December 31, 1996, 1995, 1994, and 1993 is as follows:



                                               Six Months
                                                 Ended
                                                June 30,                              Year Ended December 31,
                                          ------------------  ----------------------------------------------------------------------
                                          ------------------
                                                1997               1996               1995               1994               1993
                                          ------------------ ------------------  -----------------  -----------------  ------------
                                                                                                                             (A)
Net Asset Value, Beginning of Period          $1.3229            $1.1395            $ 1.0673           $ 1.0110           $ 1.0000

Income From Investment Operations

Net investment income                          0.0174             0.0136              0.0190             0.0049             0.0009
Net short-term realized gain                   0.0026             0.0045              0.0034
Net long-term realized and unrealized          0.1111             0.2042              0.0722             0.0563             0.0110
gain
                                              ------------------ ------------------  -----------------  -----------------  ---------

Total Income From Investment                   0.1311             0.2223              0.0946             0.0612             0.0119
Operations

Less Distributions

From net investment income and net
short-term realized gains                                         (0.0181)            (0.0224)           (0.0049)           (0.0009)

From net long-term realized gains                                 (0.0208)
                                              ------------------ ------------------  -----------------  -----------------  --------

Total Distributions                            0.0000             (0.0389)            (0.0224)           (0.0049)           (0.0009)
                                              ------------------ ------------------  -----------------  -----------------  --------
Net Asset Value, End of Period                $1.4540            $1.3229            $ 1.1395           $ 1.0673           $ 1.0110
                                              ================== ==================
                                                                                     =================  =================  ========


Total Return                                   20.79%*            19.59%              8.93%              6.06%              1.19%


Net Assets, End of Period                     $128,894,287       $96,172,049        $ 55,017,668       $ 32,180,949      $ 3,126,038

Average Commission Rate Paid
Per Share Bought or Sold                      $0.0147            $0.0146

Ratio of Expenses to Average Net               1.32% *#           1.39% #             1.50% #            1.49% #            1.48%*#
Assets

Ratio of Net Investment Income
to Average Net Assets                          4.60% *            1.24%               1.70%              1.25%              1.09%*

Portfolio Turnover Rate                        13.00%             22.21%              20.28%             11.49%             0.00%

*  Annualized

(A) The portfolio commenced operations on December 1, 1993.

#  Percentages are shown net of expenses reimbursed by The Great-West Life
Assurance Company or GW Capital Management, Inc.               (Continued)

MAXIM SERIES FUND, INC.

INVESCO ADR PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1997 and the years ended December 31, 1996, 1995, and 1994 is as follows:



                                                           Six Months
                                                              Ended
                                                            June 30,                          Year Ended December 31,
                                                      ---------------------  -------------------------------------------------------
                                                      ---------------------
                                                              1997                  1996                  1995                1994
                                                      ---------------------  -------------------   ------------------   -----------
                                                                                                                               (A)
Net Asset Value, Beginning of Period                  $1.3508                $1.1255              $ 0.9859              $1.0000

Income From Investment Operations

Net investment income                                  0.0059                 0.0112                0.0120               0.0026
Net short-term realized gain (loss)                    0.0030
Net realized and unrealized gain (loss)                0.1743                 0.2266                0.1396               (0.0141)
                                                      ---------------------  -------------------   ------------------   -----------

Total Income (Loss) From Investment                    0.1832                 0.2378                0.1516               (0.0115)
Operations

Less Distributions

From net investment income                                                    (0.0112)              (0.0120)             (0.0026)

From net long-term realized gains                                             (0.0013)
                                                      ---------------------  -------------------   ------------------   -----------

Total Distributions                                    0.0000                 (0.0125)              (0.0120)             (0.0026)
                                                      ---------------------  -------------------   ------------------   -----------

Net Asset Value, End of Period                        $1.5340                $1.3508              $ 1.1255              $0.9859
                                                      =====================  ===================                        ==========
                                                                                                   ==================


Total Return                                           28.96%*                 21.17%                15.48%               (1.16)%


Net Assets, End of Period                             $13,114,332            $7,694,858           $ 2,681,969           $1,976,834

Average Commission Rate Paid
Per Share Bought or Sold                              $0.0599                $0.0628

Ratio of Expenses to Average Net Assets                1.30% *#               1.33% #               1.50% #              1.50% * #

Ratio of Net Investment Income to Average              1.01% *                1.20%                 1.17%                1.56% *
Net Assets

Portfolio Turnover Rate                                18.00%                 15.25%                5.88%                2.42%

*  Annualized


(A) The portfolio commenced operations on November 1, 1994.


# Percentages are shown net of expenses reimbursed by The Great-West Life Assurance Company or GW Capital Management, Inc.



                                                                     (Continued)

MAXIM SERIES FUND, INC.

INVESCO BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1997 and the year ended December 31, 1996 is as follows:


                                                                                    Six Months                    Year
                                                                                      Ended                       Ended
                                                                                     June 30,                 December 31,
                                                                                                        -------------------------
                                                                            --------------------------
                                                                                       1997                       1996
                                                                            --------------------------  -------------------------
                                                                                                                   (A)
Net Asset Value, Beginning of Period                                         1.0408                    $ 1.0000

Income From Investment Operations

Net investment income                                                        0.0069                      0.0052
Net short-term realized gain (loss)                                          0.0246                      0.0012
Net long-term realized and unrealized gain (loss)                            0.1476                      0.0408
                                                                            --------------------------  -------------------------

Total Income From Investment Operations                                      0.1791                      0.0472

Less Distributions

From net investment income and net short-term realized
gains                                                                        (0.0067)                    (0.0064)
                                                                            --------------------------  -------------------------

Total Distributions                                                          (0.0067)                    (0.0064)
                                                                            --------------------------  -------------------------

Net Asset Value, End of Period                                               1.2132                    $ 1.0408
                                                                            ==========================  =========================


Total Return                                                                 37.38%*                      4.60%


Net Assets, End of Period                                                    54,271,946                $ 15,987,166

Average Commission Rate Paid Per Share Bought or                           $ 0.0574                    $ 0.0617
Sold

Ratio of Expenses to Average Net Assets                                      0.91% *                     1.00% *

Ratio of Net Investment Income to Average Net Assets                         2.63% *                     2.84% *

Portfolio Turnover Rate                                                      98.00%                      17.14%

*  Annualized


(A) The portfolio commenced operations on October 1, 1996.


                                                                    (Continued)

MAXIM SERIES FUND, INC.

INVESCO SMALL-CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1997 and the years ended December 31, 1996, 1995, and 1994 is as follows:


                                                    Six Months
                                                       Ended
                                                     June 30,                           Year Ended December 31,
                                                 -----------------   -------------------------------------------------------------
                                                       1997                 1996                1995                   1994
                                                 -----------------   ------------------  ------------------   ----------------------
                                                                                                                       (A)
Net Asset Value, Beginning of Period            $ 1.4330            $ 1.2734            $ 1.0054              $1.0000

Income From Investment Operations

Net investment income                             0.0008              0.0024              0.0069               0.0030
Net short-term realized gain (loss)               (0.0202)            0.1530              0.0272
Net long-term realized and unrealized             0.1639              0.1850              0.2846               0.0054
gain
                                                 -----------------   ------------------  ------------------   ----------------------

Total Income From Investment                      0.1445              0.3404              0.3187               0.0084
Operations

Less Distributions

From net investment income and net
short-term realized gains                         (0.0009)            (0.1554)            (0.0341)             (0.0030)

From net long-term realized gains                                     (0.0254)            (0.0166)
                                                 -----------------   ------------------  ------------------   ----------------------

Total Distributions                               (0.0009)            (0.1808)            (0.0507)             (0.0030)
                                                 -----------------   ------------------  ------------------   ----------------------

Net Asset Value, End of Period                  $ 1.5766            $ 1.4330            $ 1.2734              $1.0054
                                                 =================   ==================                       ======================
                                                                                         ==================


Total Return                                      21.17%*              26.73%              31.79%               0.84%


Net Assets, End of Period                       $ 44,535,485        $ 31,827,778        $ 6,385,180           $2,022,380

Average Commission Rate Paid
Per Share Bought or Sold                        $ 0.0584            $ 0.0410

Ratio of Expenses to Average Net Assets           1.10% *#            1.10% #             1.10% #              1.08% * #

Ratio of Net Investment Income to                 0.12% *             0.25%               0.58%                1.86% *
Average Net Assets

Portfolio Turnover Rate                           110.00%             265.05%             266.64%              0.00%

*  Annualized


(A) The portfolio commenced operations on November 1, 1994.



# Percentages are shown net of expenses reimbursed by The Great-West Life Assurance Company or GW Capital Management, Inc.

                                                                     (Continued)

MAXIM SERIES FUND, INC.

MID-CAP PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1997 and the years ended December 31, 1996, 1995 and 1994 is as follows:

                                                         Six Months
                                                           Ended
                                                          June 30,                       Year Ended December 31,

                                                     ------------------  --------------------------------------------------------
                                                     ------------------
                                                            1997               1996                1995               1994
                                                     ------------------  -----------------  ------------------ -------------------

Net Asset Value, Beginning of Period                    $ 1.4327            $ 1.3538           $ 1.1003            $1.0000

Income From Investment Operations

Net investment income                                    (0.0121)            (0.0083)           0.0018             0.0076
Net short-term realized gain (loss)                       (0.0662)                               0.0299
Net long-term realized and unrealized gain                 0.1116              0.0890             0.2594             0.1003
                                                     ------------------  -----------------  ------------------ -----------

Total Income From Investment Operations                     0.0333              0.0807             0.2911             0.1079

Less Distributions

From net investment income and net short-term
realized gains                                                                                    (0.0317)           (0.0076)

From net long-term realized gains                                              (0.0018)           (0.0059)
                                                      ------------------  -----------------  ------------------ -------------------

Total Distributions                                                             (0.0018)           (0.0376)           (0.0076)
                                                       ------------------  -----------------  ------------------ -------------------

Net Asset Value, End of Period                             $ 1.4660            $ 1.4327           $ 1.3538            $1.1003
                                                        ==================  =================  ================== ==================


Total Return                                                 2.93%*               5.96%              26.50%             10.86%


Net Assets, End of Period                                $ 210,233,212       $ 214,710,803      $ 148,264,194       $ 81,088,654

Average Commission Rate Paid
Per Share Bought or Sold                                   $ 0.0379            $ 0.0461

Ratio of Expenses to Average Net Assets                      1.05% *#            1.07% #            1.10% #            1.07% #

Ratio of Net Investment Income to Average Net                0.49% *             (0.66)%            0.13%              1.26%
Assets

Portfolio Turnover Rate                                      51.00%              80.31%             167.21%            166.12%

(A) The portfolio commenced operations January 3,
1994.

* Annualized


#Percentages are shown net of expenses reimbursed by The Great-West Life Assurance Company or GW Capital Management, Inc.


                                                                     (Continued)

MAXIM SERIES FUND, INC.

T. ROWE PRICE EQUITY/INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1997, and the years ended December 31, 1996, 1995, and 1994 is as follows:



                                                          Six Months
                                                             Ended
                                                           June 30,                         Year Ended December 31,
                                                      -------------------  ---------------------------------------------------------
                                                      -------------------
                                                             1997                1996                1995                  1994
                                                      -------------------  -----------------   -----------------   -----------------
                                                                                                                           (A)
Net Asset Value, Beginning of Period                  $1.4492              $1.2633            $ 0.9805            $ 1.0000

Income From Investment Operations

Net investment income                                  0.0172               0.0299              0.0345              0.0061
Net short-term realized gain (loss)                    0.0256               0.0121              0.0051
Net long-term realized and unrealized gain             0.1705               0.2009              0.2841              (0.0195)
(loss)
                                                      -------------------  -----------------   -----------------   ----------------

Total Income (Loss) From Investment                    0.2133               0.2429              0.3237              (0.0134)
Operations

Less Distributions

From net investment income and net short-              (0.0173)             (0.0420)            (0.0396)            (0.0061)
term realized gains

From net long-term realized gains                                           (0.0150)            (0.0013)
                                                      -------------------  -----------------   -----------------   ----------------

Total Distributions                                    (0.0173)             (0.0570)            (0.0409)            (0.0061)
                                                      -------------------  -----------------   -----------------   -----------------

Net Asset Value, End of Period                        $1.6452              $1.4492            $ 1.2633            $ 0.9805
                                                      ===================  =================                       ================
                                                                                               =================


Total Return                                           31.61%*               19.39%              33.42%              (1.34)%


Net Assets, End of Period                             $121,349,956         $69,535,903        $ 10,950,195        $ 2,110,302

Average Commission Rate Paid
Per Share Bought or Sold                              $0.0346              $0.0368

Ratio of Expenses to Average Net Assets                0.92% *#             0.95% #             0.95% #             0.95% * #

Ratio of Net Investment Income to Average              2.69% *              2.85%               3.46%               3.90% *
Net Assets

Portfolio Turnover Rate                                15.00%               26.15%              14.00%              2.74%

*  Annualized


(A) The portfolio commenced operations on November 1, 1994.



# Percentages are shown net of expenses reimbursed by The Great-West Life Assurance Company or GW Capital Management, Inc.
                                                                    (Concluded)

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED JUNE 30,  1997 AND 1996



1.       HISTORY OF THE FUND

         Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 as an open-end management investment company. Interests in the International Equity, INVESCO ADR, INVESCO Balanced, INVESCO Small-Cap Growth, Mid-Cap, and T. Rowe Price Equity/Income portfolios (the Portfolios) are represented by separate classes of beneficial interest of the Fund. Shares of the Fund are sold only to Maxim Series Account, FutureFunds Series Account, and FutureFunds Series Account II of Great- West Life & Annuity Insurance Company (the Company), to fund benefits under variable annuity contracts and variable life insurance policies issued by the Company. The shares are sold at a price equal to the respective net asset value per share of each class of shares.

         Initial capitalization of $100,000 for the Fund was received on February 25, 1982 from the parent of the Company, The Great-West Life Assurance Company (Great-West). In conjunction with the addition of the INVESCO ADR Portfolio, and the INVESCO Small-Cap Growth Portfolio, additional capitalization of $2,000,000, respectively, for each Portfolio, was received on November 1, 1994. Initial capitalization of $2,500,000 for the INVESCO Balanced Portfolio was received October 1, 1996. At June 30, 1997, Great- West's investment in the Portfolios totaled $7,922,997.

2.       SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

         The following is a summary of the significant accounting policies of the Fund:

         Dividends



         Dividends from investment income of the Mid-Cap, INVESCO Balanced, INVESCO Small-Cap Growth, and T. Rowe Price Equity/Income portfolios are declared and reinvested semi-annually. Dividends from investment income of the International Equity and INVESCO ADR portfolios are declared and reinvested annually. Dividends from capital gains of all portfolios are declared in the fiscal year in which they have been earned and are reinvested in additional shares at net asset value.

         Security Transactions

         Security transactions are accounted for on the date investments are purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

         Security Valuation

         Securities traded on national securities exchanges are valued daily at the closing prices of the securities on these exchanges, and securities traded on over-the-counter markets are valued daily at the average between the quoted bid and asked prices. Short-term securities are valued at amortized cost which approximates market value.

         The Portfolios may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost and fair value of these restricted securities held at June 30, 1997 were as follows:

                                     International Equity
                                           Portfolio                     Mid-Cap Portfolio
                                 -----------------------------       --------------------------

Aggregate Cost              $      277,850                     $                 418,241
Aggregate Fair Value        $      309,920                     $                 793,030
Percent of Net Assets              0.24%                               0.38%


         Dividend income for the Portfolios is accrued as of the ex-dividend date and interest income is recorded daily.

         Foreign Currency Translation

         The accounting records of the International Equity, Mid-Cap, and T. Rowe Price Equity/Income Portfolios are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

         The International Equity, Mid-Cap, and T. Rowe Price Equity/Income Portfolios isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in market prices of securities held.

         Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, and currency gains or losses realized between the amounts of dividends, interest, and foreign withholding taxes recorded by the International Equity, Mid-Cap, and
T. Rowe Price Equity/Income Portfolios, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities including investments in securities at fiscal year end, resulting from changes in the exchange rate.

         Federal Income Taxes

         For federal income tax purposes, each Portfolio of the Fund qualifies as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

3.       INVESTMENT ADVISORY AGREEMENT

         The Fund had entered into an investment advisory agreement with Great-West through October 31, 1996. Effective November 1, 1996, a wholly-owned subsidiary of the Company, GW Capital Management, Inc., serves as investment advisor. As compensation for its services to the Fund, the investment advisor receives monthly compensation at the annual rate of .80% of the average daily net assets of the T. Rowe Price Equity/Income Portfolio, .95% of the average daily net assets of the INVESCO Small-Cap Growth and Mid- Cap Portfolios, and 1.00% of the average net assets of the International Equity, INVESCO ADR, and INVESCO Balanced Portfolios. However, Great-West pays any expenses which exceed an annual rate, including management fees, of 1.50%, 1.10%, 1.10%, and .95% of the average daily net assets of the International Equity, INVESCO Small-Cap Growth, Mid-Cap, and T. Rowe Price Equity/Income Portfolios, respectively. At March 1, 1996, the investment advisor pays any expenses which exceed an annual rate, including management fees of 1.30% of the average net assets of the INVESCO ADR Portfolio which has changed from the 1.50% rate which was effective for the first two months of 1996 and all of 1995.

4.       PURCHASES AND SALES OF SECURITIES

         Costs of purchases of U.S. Government obligations and other securities, excluding short-term securities, during the year ended June 30, 1997 were:

                                                   U.S. Government Obligations                Other Securities
                                                 --------------------------------     --------------------------------
Portfolio
International Equity                           $                                    $   33,139,713
INVESCO ADR                                                                             5,527,612
INVESCO Balanced                                   8,006,016                            38,074,261
INVESCO Small-Cap Growth                                                                43,846,225
Mid-Cap                                                                                 96,472,128
T. Rowe Price Equity/Income                                                             44,918,821


         The proceeds from sales of U.S. Government obligations and other securities, excluding short-term securities, during the year ended June 30, 1997 were:

                                                   U.S. Government Obligations                Other Securities
                                                 --------------------------------     --------------------------------
Portfolio
International Equity                           $                                    $   12,129,923
INVESCO ADR                                                                             1,715,434
INVESCO Balanced                                   1,798,797                            17,197,302
INVESCO Small-Cap Growth                                                                33,456,760
Mid-Cap                                                                                 111,636,304
T. Rowe Price Equity/Income                        75,000                               12,323,618


5.       UNREALIZED APPRECIATION (DEPRECIATION)

         Gross unrealized appreciation (depreciation) of securities is as follows as of June 30, 1997:


                                                                                   INVESCO                              T. Rowe
                           International         INVESCO          INVESCO         Small-Cap                              Price
                               Equity              ADR           Balanced           Growth            Mid-Cap        Equity/Incom
                                                                                                                           e
                             Portfolio          Portfolio        Portfolio        Portfolio          Portfolio         Portfolio
                          ----------------   ---------------  ---------------  ----------------   ---------------   ---------------



Gross appreciation       $ 25,787,268      $  2,444,886      $ 2,492,834      $ 5,363,270        $ 45,453,097     $  15,659,031

Gross depreciation         (4,057,550)        (47,397)         (385,160)        (804,005)          (1,608,690)       (674,678)
                          ----------------   ---------------  ---------------  ----------------   ---------------   ---------------
Net unrealized
appreciation             $ 21,729,718      $  2,397,489      $ 2,107,674      $ 4,559,265        $ 43,844,407     $  14,984,353
(depreciation)
                          ================   ===============  ===============  ================   ===============   ===============


 6.      FORWARD FOREIGN CURRENCY CONTRACTS

         The following forward foreign currency contracts were held at June 30, 1997:

         MID-CAP PORTFOLIO

                                                                                                               Unrealized
                                         Delivery Value                    Settlement                         Gain (Loss)
           Sales                        (Local Currency)                      Date                               (USD)
------------------------------       ----------------------       ----------------------------       ------------------------------

   British Pound                       1,200,000                           18-Jul-97               $   4,262
   British Pound                       2,700,000                           24-Jul-97                   (5,749)
   British Pound                       1,200,000                           28-Jul-97                   (54,993)
   British Pound                       1,500,000                           20-Aug-97                   (101,563)
   British Pound                       590,000                             11-Sep-97                   (37,701)
   British Pound                       2,600,000                           28-Nov-97                   (95,615)
                                                                                                     ------------------------------

                                                                                                $      (291,359)
                                                                                                     ==============================


                           MAXIM SERIES FUND, INC.

                           Financial Statements and Financial Highlights for the Period Ended June 30, 1997 and 1996

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997

-----------------------------------------------------------------------------------------------------------------------------------
                                                       INVESTMENT                                             U.S.
                                                         GRADE           SHORT-TERM        SMALL-CAP        GOVERNMENT
                        FOREIGN          GROWTH         CORPORATE          MATURITY         AGGRESSIV        MORTGAGE        VALUE
                        EQUITY           INDEX             BOND              BOND            GROWTH         SECURITIES       INDEX
                      PORTFOLIO       PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO      PORTFOLIO
                  --------------- ---------------- ----------------  ----------------  --------------- ----------------- -----------
ASSETS:

Investments at value:

Short-term
investments        $  29,970,607    $ 2,036,000     $  987,000        $  614,000        $  20,516,341   $  22,744,039     $2,230,000
Bonds                  2,557,590                        104,136,388       54,131,147                        143,039,898
Common stocks         60,512,566      124,339,631                                          118,008,462                   173,069,856
Preferred stocks         814,344
                 --------------- ---------------- ----------------  ----------------  --------------- ----------------- -----------
Total investments
(cost $87,086,222;
 $98,496,656          93,855,107      126,375,631      105,123,388       54,745,147        138,524,803     165,783,937   175,299,856
 $104,872,954;
$54,593,454; $121,710,483;
$163,212,701; $133,412,422)

Cash                                                        11,079                              27,373          2,043,267      7,059
Dividends and
interest receivable      115,636         147,330          1,866,322         934,384           135,252         863,007        321,920
Receivables for
securities sold          233,495         383,377                            134,889           264,810         152,007        567,818
Subscriptions
receivable             7,399,351       8,573,577        960,438           567,258           7,387,626       10,795,053    12,919,228
                  --------------- ---------------- ----------------  ----------------  --------------- ----------------- -----------

   Total assets      101,603,589     135,479,915      107,961,227       56,381,678        146,339,864     179,637,271    189,115,881

LIABILITIES:
Due to GW Capital
Management                79,544          65,876           54,283            25,042            113,391         75,367         92,913
Redemptions payable      145,210
Payables for securities
 purchased             5,799,807       2,035,997        986,830           6,705,404         7,414,415       30,676,385     2,229,616
                  --------------- ---------------- ----------------  ----------------  --------------- ----------------- ----------

Total liabilities     5,879,351       2,101,873        1,186,323         6,730,446         7,527,806       30,751,752     2,322,529
                 --------------- ---------------- ----------------  ----------------  --------------- ----------------- -----------

NET ASSETS       $  95,724,238    $ 133,378,042   $  106,774,904    $  49,651,232     $  138,812,058  $  148,885,519    $186,793,352
               =============== ================ ================  ================  =============== ================= ==============

NET ASSETS REPRESENTED BY:
Capital stock,
$.10 par value   $8,741,195     $ 7,561,762     $  8,395,907      $  4,929,429      $  8,835,135    $  12,875,267     $  11,052,850
Additional paid-
in capital       77,772,841      95,046,752       99,315,307        44,611,634        105,341,023     136,792,812       129,250,253
Net unrealized
appreciation on
investments       7,160,583       27,878,975       250,434           151,693           16,814,320      2,571,236         41,887,434
Undistributed
net investment
income            (289,735)       (6,053)          54,962            22,971            446,212         351,261           (6,919)
Accumulated net
short-term realized
gain(loss)on      1,488,664        (9,470)          (1,460,947)       (63,554)          5,075,012       (336,274)         205,354
investments
Accumulated net
long-term realized
gain (loss) on     1,242,388       2,906,076        219,241           (941)             2,300,356       (3,368,783)       4,404,380
investments
Net unrealized
(depreciation) on
translation of assets
and liabilities
denominated in
foreign currencies (391,698)
               --------------- ---------------- ----------------  ----------------  --------------- ----------------- -------------

NET ASSETS    $  95,724,238    $ 133,378,042   $  106,774,904    $  49,651,232     $  138,812,058  $  148,885,519    $  186,793,352
              =============== ================ ================  ================  =============== ================= ==============

NET ASSET VALUE
PER OUTSTANDING
SHARE           $  1.0951        $ 1.7638        $  1.2717         $  1.0072         $  1.5711       $  1.1564         $  1.6900
              =============== ================ ================  ================  =============== ================= ==============

SHARES OF CAPITAL STOCK:
Authorized      100,000,000     100,000,000      100,000,000       100,000,000       100,000,000     200,000,000       200,000,000
Outstanding      87,411,950      75,617,618       83,959,069        49,294,293        88,351,348     128,752,665      110,528,505

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1997

-----------------------------------------------------------------------------------------------------------------------------------
                                                      INVESTMENT                                               U.S.
                                                        GRADE             SHORT-         SMALL-CAP         GOVERNMENT
                                                                           TERM
                         FOREIGN         GROWTH        CORPORATE          MATURITY        AGGRESSIVE         MORTGAGE         VALUE
                         EQUITY          INDEX           BOND              BOND            GROWTH          SECURITIES         INDEX
                        PORTFOLIO     PORTFOLIO      PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO      PORTFOLIO
                    --------------  ------------- ----------------  ---------------- ---------------- ------------------ ----------
INVESTMENT INCOME:
Interest              $ 309,243      $  41,110      $ 3,460,598      $  1,346,102     $  468,788        $ 5,097,219        $ 51,771
Dividends               486,843         580,288                                          634,399                           1,892,529
Less:Foreign
withholding tax        (131,286)                                                        (142)                               (99)
                    --------------  ------------- ----------------  ---------------- ---------------- ------------------ -----------
 Total income           664,800         621,398       3,460,598         1,346,102        1,103,045        5,097,219        1,944,201

EXPENSES:
Salaries                  3,569                                                            7,526
LegalandSECfees           5,574                                                            16,513
Directors' fees             746                                                              991
Auditing fees             8,260                                                            3,410
Investment
administration           61,452                                                           40,239
Bank and custodial
fees                     65,653                                                           20,516
Other expenses           15,193                                                           9,541
Management fee          417,428         316,167       305,807           132,173          538,135          423,215           450,924
                   --------------  ------------- ----------------  ---------------- ----------------

 Total expenses         577,875         316,167       305,807           132,173          636,871          423,215           450,924
                   --------------  ------------- ----------------  ---------------- ---------------- ------------------ -----------

Less amount paid
by GW Capital
Management              18,597                                                           1,702
                   --------------  ------------- ----------------  ---------------- ---------------- ------------------ -----------

       Net expenses    559,278         316,167       305,807           132,173          635,169          423,215            450,924
                  --------------  ------------- ----------------  ---------------- ---------------- ------------------ ------------

NET
INVESTMENT INCOME      105,522         305,231       3,154,791         1,213,929        467,876          4,674,004        1,493,277
                 -------------  ------------- ----------------  ---------------- ---------------- ------------------ --------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:

Net short-term realized
gain (loss) on
investments             (4,833)         85,578        (222,378)         (3,475)          4,836,900        7,881              202,822
Net long-term
realized gain on
investments           2,556,736       3,029,357     139,190           (941)            1,903,520        27,952             4,404,934
Change in net
unrealized appreciation
(depreciation) on      (776,986)       15,672,782    (397,178)         10,222           6,954,511        215,677          18,681,505
investments
Change in net unrealized
(depreciation) on translation of
assets and liabilities
denominated in foreign
currencies             1,648,668
                   --------------  ------------- ----------------  ---------------- ---------------- ------------------ ------------

Net change in realized
and unrealized appreciation
(depreciation) on
investments           3,423,585       18,787,717    (480,366)         5,806            13,694,931       251,510          23,289,261
                  --------------  ------------- ----------------  ---------------- ---------------- ------------------ -------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS
                    $ 3,529,107    $  19,092,948  $ 2,674,425      $  1,219,735     $  14,162,807     $ 4,925,514      $ 24,782,538
                  ==============  ============= ================  ================ ================ ================== ============



See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 1997 AND 1996

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       SHORT-TERM
                         FOREIGN                                                   INVESTMENT GRADE                    MATURITY
                         EQUITY                     GROWTH INDEX                   CORPORATE BOND                       BOND
                         PORTFOLIO                      PORTFOLIO                      PORTFOLIO                       PORTFOLIO
             ----------------------------  -----------------------------  ------------------------------  --------------------------
                 1997           1996            1997             1996           1997             1996            1997           1996
             -------------- --------------  ---------------  -------------- ---------------  --------------- --------------- -------
INCREASE  IN  NET ASSETS:                                                                                                      (A)

OPERATIONS:
Net investment
income       $  105,522      $ 225,757      $  305,231       $  226,203      $ 3,154,791     $  2,789,469     $ 1,213,929  $590,277
Net short-
term realized
gain (loss)     (4,833)        1,308,364       85,578           83,210         (222,378)        (1,130,275)     (3,475)     (46,202)
Net long-term
realized
gain (loss)   2,556,736      1,015,334       3,029,357        68,468         139,190          61,411          (941)
Change in net
unrealized appreciation
(depreciation)(776,986)      2,628,061       15,672,782       5,248,794      (397,178)        (3,028,834)     10,222       (264,786)
Change in net
unrealized (depreciation)
on translation of
assets and liabilities
denominated in
foreign
currencies     1,648,668      (866,102)
          -------------- --------------  ---------------  -------------- ---------------  --------------- --------------- ---------
Net increase in net assets
resulting from
operations      3,529,107      4,311,414       19,092,948       5,626,675      2,674,425        (1,308,229)     1,219,735   279,289
           -------------- --------------  ---------------  -------------- ---------------  --------------- --------------- --------

DISTRIBUTIONS TO
SHAREHOLDERS:
From net investment
income and net
short-term realized
gains                       (138,672)       (311,284)        (227,079)      (3,099,830)      (2,773,669)     (1,190,958)   (585,692)
From net long-term
realized gains
          -------------- --------------  ---------------  -------------- ---------------  --------------- --------------- ---------
Total
distributions   0          (138,672)       (311,284)        (227,079)      (3,099,830)      (2,773,669)     (1,190,958)   (585,692)
          ------------- --------------  ---------------  -------------- ---------------  --------------- --------------- ----------

SHARE TRANSACTIONS:
Net proceeds
from sales
of shares   14,463,269     22,851,224      31,145,525       29,786,410     9,166,284        30,983,498      12,725,524   36,238,105
Reinvestment
of distributions             138,672         311,284          227,079        3,099,830        2,773,669       1,190,958     585,692
Cost of shares
redeemed   (2,374,597)    (19,454,399)    (603,641)        (17,068,527)   (5,787,957)      (30,802,182)    (3,797,141)  (19,747,039)
       -------------- --------------  ---------------  -------------- ---------------  --------------- --------------- ------------
Net increase in net
assets resulting from
share
transactions12,088,672     3,535,497       30,853,168       12,944,962     6,478,157        2,954,985    10,119,341      17,076,758
        -------------- --------------  ---------------  -------------- ---------------  --------------- --------------- -----------

Total increase
in net assets
        15,617,779     7,708,239       49,634,832       18,344,558     6,052,752        (1,126,913)     10,148,118      16,770,355

NET ASSETS:
Beginning of
period     80,106,459     64,403,868      83,743,210       43,515,299     100,722,152      95,210,404      39,503,114    15,618,670
       -------------- --------------  ---------------  -------------- ---------------  --------------- --------------- ------------
End of
period $95,724,238   $ 72,112,107   $  133,378,042   $  61,859,857   $ 106,774,904   $  94,083,491    $ 49,651,232    $ 32,389,025
    ============== ==============  ===============  ============== ===============  =============== =============== ===============

OTHER INFORMATION:

SHARES:
Sold      13,987,223     22,621,354      19,439,134       20,927,190     7,182,635        24,200,723      12,611,194     36,108,953
Issued in
reinvestment
of distributions          138,086         175,993          156,398        2,456,165        2,176,322       1,187,018       585,995

Redeemed  (2,293,725)    (19,280,965)    (381,117)        (12,039,156)   (4,530,091)      (24,074,862)    (3,752,801)  (19,690,858)
        -------------- -----------------------------  ---------------  -------------- --------------- -------------- --------------
Net
increase 11,693,498     3,478,475       19,234,010       9,044,432      5,108,709        2,302,183       10,045,411      17,004,090
      ============= ==============  ===============  ============== ===============  =============== =============== ==============

(A) The portfolio commenced operations on August 1, 1995.

See notes to financial statements                           (Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 1997 AND 1996

-----------------------------------------------------------------------------------------------------------------------------------
                                                  SMALL-CAP
                                                 AGGRESSIVE                   U.S. GOVERNMENT
                                                   GROWTH                   MORTGAGE SECURITIES               VALUE INDEX
                                                PORTFOLIO                      PORTFOLIO                     PORTFOLIO
                                       -----------------------------  -----------------------------  ---------------------------
                                            1997             1996           1997             1996           1997            1996
                                      ---------------  -------------- ---------------  -------------- --------------  ------------
INCREASE IN  NET ASSETS:

OPERATIONS:
Net investment income                   $  467,876       $  113,861     $  4,674,004     $  4,074,460    $ 1,493,277    $  975,214
Net short-term realized gain (loss)      4,836,900        2,503,389      7,881            (614,876)      202,822         63,413
Net long-term realized gain (loss)       1,903,520        519,739        27,952           59,863         4,404,934       125,565
Change in net unrealized appreciation
(depreciation) on investments            6,954,511        1,830,471      215,677          (3,926,887)    18,681,505      3,972,574
Change in net unrealized appreciation
(depreciation) on translation of assets
and liabilities denominated in foreign
currencies                           ---------------  -------------- ---------------  -------------- --------------  --------------
Net increase in net assets
resulting from operations               14,162,807       4,967,460      4,925,514        (407,440)      24,782,538      5,136,766
                                    ---------------  -------------- ---------------  -------------- --------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net
short-term realized gains                               (50,596)       (4,322,743)      (3,865,454)    (1,500,197)     (976,028)
From net long-term realized gains
                                    ---------------  -------------- ---------------  -------------- --------------  --------------
      Total distributions               0                (50,596)       (4,322,743)      (3,865,454)    (1,500,197)     (976,028)
                                    ---------------  -------------- ---------------  -------------- --------------  --------------

SHARE TRANSACTIONS:
Net proceeds from sales of shares     45,623,600       22,710,214     11,386,565       43,380,965     40,603,553      45,137,613
Reinvestment of distributions                              50,596         4,322,743        3,865,454      1,500,197       976,028
Cost of shares redeemed                (919,275)        (12,248,525)   (5,892,468)      (41,655,023)   (875,765)       (23,582,993)
                                  ---------------  -------------- ---------------  -------------- --------------  --------------
Net increase in net assets resulting from
share transactions                   44,704,325       10,512,285     9,816,840        5,591,396      41,227,985      22,530,648
                                ---------------  -------------- ---------------  -------------- --------------  --------------

Total increase in net assets         58,867,132       15,429,149     10,419,611       1,318,502      64,510,326      26,691,386

NET ASSETS:
  Beginning of period                79,944,926       28,594,611     138,465,908      129,549,680    122,283,026     65,183,898
                                   ---------------  -------------- ---------------  -------------- --------------  --------------
  End of period                  $  138,812,058   $  44,023,760  $  148,885,519   $  130,868,182  $ 186,793,352  $  91,875,284
                                  ===============  ============== ===============  ============== ==============  ==============

OTHER INFORMATION:

SHARES:
  Sold                              32,013,629       17,929,861     9,869,162        37,562,545     26,092,360      34,307,708
  Issued in reinvestment
of distributions                                      40,885         3,772,016        3,360,779      884,510         734,076
  Redeemed                         (652,745)        (9,769,692)    (5,093,372)      (36,073,090)   (562,591)       (17,944,984)
                                ---------------   -------------- -------------- ---------------  -------------- --------------
 Net increase                     31,360,884       8,201,054      8,547,806        4,850,234      26,414,279      17,096,800
                               ===============  ============== ===============  ============== ==============  ==============

See notes to financial statements.                              (Concluded)

MAXIM SERIES FUND, INC.


FOREIGN EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1997, and the years ended December 31, 1996, 1995, and 1994 is as follows:



                                                                        Six Months
                                                                          Ended
                                                                         June 30,                   Year Ended December 31,
                                                                    ------------------ --------------------------------------------
                                                                           1997              1996              1995            1994
                                                                    ------------------ ----------------  -------------------------
                                                                                                                               (A)
Net Asset Value, Beginning of Period                               $ 1.0580           $ 0.9871          $ 0.9515          $ 1.0000

Income From Investment Operations

Net investment income (loss)                                         0.0012             0.0041            0.0073           (0.0019)
Net short-term realized gain (loss)                                  (0.0001)
Net long-term realized and unrealized gain (loss)                    0.0360             0.0709            0.0398           (0.0466)
                                                                    ------------------ ----------------  ---------------- ---------

Total Income (Loss) From Investment Operations                       0.0371             0.0750            0.0471            (0.0485)

Less Distributions

From net investment income                                                              (0.0041)          (0.0115)
                                                                    ------------------ ----------------  ----------------  --------
Total Distributions                                                                     (0.0041)          (0.0115)
                                                                    ------------------ ----------------  ----------------  --------

Net Asset Value, End of Period                                     $ 1.0951           $ 1.0580          $ 0.9871          $ 0.9515
                                                                    ================== ================  ================  =========


Total Return                                                         7.14%*              7.61%             5.02%             (4.85)%


Net Assets, End of Period                                          $ 95,724,238       $ 80,106,459      $ 64,403,868    $ 42,760,613

Average Commission Rate Paid
Per Share Bought or Sold                                           $ 0.0029           $ 0.0252

Ratio of Expenses to Average Net Assets                              1.33% *#           1.45% #           1.50% #         1.50% * #

Ratio of Net Investment Income to Average Net Assets                 0.25% *            0.41%             0.69%           (1.26)% *

Portfolio Turnover Rate                                              116.00%            75.65%            119.98%           19.85%


*  Annualized

(A) The portfolio commenced operations on November 1, 1994.


# Percentage is shown net of expenses reimbursed by The Great-West Life Assurance Company or GW Capital Management, Inc.


                                                                     (Continued)

MAXIM SERIES FUND, INC.

GROWTH INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1997 and the years ended December 31, 1996, 1995, 1994, and 1993 is as follows:


                                                  Six Months
                                                    Ended
                                                   June 30,                           Year Ended December 31,
                                               ----------------  ------------------------------------------------------------------
                                                     1997              1996              1995              1994              1993
                                               ----------------  ----------------  ----------------  ----------------   -----------
                                                                                                                              (A)
Net Asset Value, Beginning of Period          $     1.4852      $ 1.3459         $  1.0120          $ 1.0064           $ 1.0000

Income From Investment Operations

Net investment income                               0.0040        0.0114            0.0127            0.0133             0.0015
Net short-term realized gain (loss)                 0.0011        0.0084            0.0038
Net long-term realized and unrealized               0.2776        0.2767            0.3394            0.0056             0.0064
gain
                                               ----------------  ----------------  ----------------  ----------------   ----------

Total Income From Investment                        0.2827        0.2965            0.3559            0.0189             0.0079
Operations

Less Distributions

From net investment income and
net short-term realized gains                      (0.0041)       (0.0198)          (0.0165)          (0.0133)           (0.0015)



From net long-term realized gains                                 (0.1374)          (0.0055)
                                               ----------------  ----------------  ----------------  ----------------   ---------
Total Distributions                                (0.0041)       (0.1572)          (0.0220)          (0.0133)           (0.0015)
                                               ----------------  ----------------  ----------------  ----------------   -----------
Net Asset Value, End of Period                $     1.7638      $ 1.4852         $  1.3459          $ 1.0120           $ 1.0064
                                               ================  ================  ================  ================   ===========
Total Return                                        41.70%*        22.10%            35.29%            1.93%              .79%



Net Assets, End of Period                     $  133,378,042    $ 83,743,210     $  43,515,299      $ 14,171,307       $ 3,099,916

Average Commission Rate Paid
Per Share Bought or Sold                      $     0.0194      $ 0.0358

Ratio of Expenses to Average Net                   0.60% *        0.60%             0.60%             0.60%              0.59%*
Assets

Ratio of Net Investment Income
to Average Net Assets                              0.58% *        0.83%             1.15%             1.57%              1.98%*

Portfolio Turnover Rate                             8.00%         41.55%            17.90%            18.50%             0.06%

*  Annualized


(A) The portfolio commenced operations on December 1, 1993.

                                                                   (Continued)

MAXIM SERIES FUND, INC.

INVESTMENT GRADE CORPORATE BOND PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1997, and the years ended December 31, 1996, 1995, 1994, and 1993 is as follows:


                                          Six Months
                                            Ended
                                           June 30,                         Year Ended December 31,
                                       ----------------  --------------------------------------------------------------
                                             1997              1996             1995             1994             1993
                                       ----------------  ----------------- ---------------  ---------------  ---------------

Net Asset Value,                       $1.2774           $1.3161          $ 1.2019         $ 1.3090         $ 1.2957
Beginning of Period


Income From Investment Operations


Net investment income                   0.0386            0.0777            0.0794           0.0665           0.0691
Net short-term realized gain            (0.0026)                            0.0022
(loss)
Net long-term realized and
unrealized gain (loss)                  (0.0036)          (0.0387)          0.1142           (0.1071)         0.0452
                                       ----------------  ----------------- ---------------  ---------------  ---------------

Total Income (Loss) From
Investment Operations                   0.0324            0.0390            0.1958           (0.0406)         0.1143

Less Distributions

From net investment income and
net short-term realized gains           (0.0381)          (0.0777)          (0.0816)         (0.0665)         (0.0686)

From net long-term realized                                                                                   (0.0324)
gains
                                       ----------------  ----------------- ---------------  ---------------  ---------------

Total Distributions                     (0.0381)          (0.0777)          (0.0816)         (0.0665)         (0.1010)
                                       ----------------  ----------------- ---------------  ---------------  ---------------

Net Asset Value, End of Period         $1.2717           $1.2774          $ 1.3161         $ 1.2019         $ 1.3090
                                       ================  ================= ===============  ===============  ===============


Total Return                            5.24%*             3.14%             16.71%           (3.15)%          8.95%


Net Assets, End of Period              $106,774,904      $100,722,152     $ 95,210,404     $ 71,276,294     $ 63,585,296

Ratio of Expenses
to Average Net Assets                   0.60%             0.60%             0.60%            0.60%            0.60%

Ratio of Net Investment Income
to Average Net Assets                   6.18% *           6.08%             6.30%            5.37%            5.13%

Portfolio Turnover Rate                 37.00% *          118.50%           159.21%          51.66%           151.14%

*  Annualized


(A) The portfolio commenced operations on November 1, 1992.

                                                                     (Continued)

MAXIM SERIES FUND, INC.


SHORT-TERM MATURITY BOND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1997 and the years ended December 31, 1996 and 1995 is as follows:



                                                                       Six Months
                                                                          Ended
                                                                        June 30,                  Year Ended December 31,
                                                                  ---------------------  -----------------------------------------
                                                                          1997                  1996                   1995
                                                                  ---------------------  -------------------   --------------------
                                                                                                                       (A)
Net Asset Value, Beginning of Period                              $1.0065               $ 1.0092              $ 1.0000

Income From Investment Operations

Net investment income                                              0.0263                 0.0489                0.0194
Net short-term realized gain                                       (0.0001)                                     0.0013
Net long-term realized and unrealized gain (loss)                  0.0004                 (0.0027)              0.0092
                                                                  ---------------------  -------------------   --------------------

Total Income From Investment Operations                            0.0266                 0.0462                0.0299

Less Distributions

From net investment income and net short-term realized             (0.0259)               (0.0489)              (0.0207)
gains
                                                                  ---------------------  -------------------   --------------------

Total Distributions                                                (0.0259)               (0.0489)              (0.0207)
                                                                  ---------------------  -------------------   --------------------

Net Asset Value, End of Period                                    $1.0072               $ 1.0065              $ 1.0092
                                                                  =====================  ===================   ====================


Total Return                                                       5.43%*                  4.70%                 3.02%


Net Assets, End of Period                                         $49,651,232           $ 39,503,114          $ 15,618,670

Ratio of Expenses to Average Net Assets                            0.60% *                0.60%                 0.53% *

Ratio of Net Investment Income to Average Net Assets               5.51% *                5.15%                 4.61% *

Portfolio Turnover Rate                                            53.00%                 51.71%                97.87%

*  Annualized


(A) The portfolio commenced operations on August 1, 1995.
                                                                    (Continued)

MAXIM SERIES FUND, INC.

SMALL-CAP AGGRESSIVE GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1997, and the years ended December 31, 1996, 1995, and 1994 is as follows:

                                                                Six Months
                                                                   Ended
                                                                 June 30,                       Year Ended December 31,
                                                             -----------------   --------------------------------------------------
                                                                   1997                1996              1995               1994
                                                             -----------------   ----------------  -----------------  -------------
                                                                                                                            (A)
Net Asset Value, Beginning of Period                        $1.4028             $1.1605           $0.9755            $1.0000

Income From Investment Operations

Net investment income (loss)                                 0.0053              0.0091            0.0075             (0.0016)
Net short-term realized gain                                 0.0547              0.0597            0.0878
Net long-term realized and unrealized gain (loss)            0.1083              0.2779            0.1962             (0.0229)
                                                             -----------------   ----------------  -----------------  ------------

Total Income (Loss) From Investment Operations               0.1683              0.3467            0.2915             (0.0245)

Less Distributions

From net investment income and net
short-term realized gains                                                        (0.0688)          (0.0945)

From net long-term realized gains                                                (0.0356)          (0.0120)
                                                             -----------------   ----------------  -----------------  ------------

Total Distributions                                                              (0.1044)          (0.1065)
                                                             -----------------   ----------------  -----------------  -------------

Net Asset Value, End of Period                              $1.5711             $1.4028           $1.1605            $0.9755
                                                             =================   ================  =================  ============


Total Return                                                 25.44%*              30.09%            29.96%             (2.46)%


Net Assets, End of Period                                   $138,812,058        $79,944,926       $28,594,611        $12,963,409

Average Commission Rate Paid
Per Share Bought or Sold                                    $0.0549             $0.0573

Ratio of Expenses to Average Net Assets                      1.18% *#            1.26% #           1.30% #            1.26% * #

Ratio of Net Investment Income to Average Net                0.87% *             0.98%             0.65%              (1.08)% *
Assets

Portfolio Turnover Rate                                      42.00%              62.63%            99.48%             8.84%

*  Annualized


(A) The portfolio commenced operations on November 1, 1994.

#  Percentage is shown net of expenses reimbursed by The Great-West Life
Assurance Company or GW Capital Management, Inc.                    (Continued)

MAXIM SERIES FUND, INC.

U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1997, and the years ended December 31, 1996, 1995, 1994, and 1993 is as follows:


                                            Sixth Months
                                               Ended
                                              June 30,                           Year Ended December 31,
                                         ------------------  ----------------------------------------------------------------
                                                1997               1996             1995             1994             1993
                                         ------------------  ---------------- ---------------- ---------------- -----------------

Net Asset Value, Beginning of            $1.1519            $ 1.1786          $1.0917         $ 1.1813          $1.1503
Period

Income From Investment
Operations

Net investment income                     0.0375              0.0751           0.0781           0.0620           0.0788
Net short-term realized gain (loss)       0.0001
Net realized and unrealized
gain (loss)                               0.0017              (0.0267)         0.0869           (0.0896)         0.0315
                                         ------------------  ---------------- ---------------- ---------------- -----------------

Total Income (Loss) From
Investment Operations                     0.0393              0.0484           0.1650           (0.0276)         0.1103

Less Distributions

From net investment income                (0.0348)            (0.0751)         (0.0781)         (0.0620)         (0.0788)

From net realized gains                                                                                          (0.0005)
                                         ------------------  ---------------- ---------------- ---------------- -----------------

Total Distributions                       (0.0348)            (0.0751)         (0.0781)         (0.0620)         (0.0793)
                                         ------------------  ---------------- ---------------- ---------------- -----------------

Net Asset Value, End of Period           $1.1564            $ 1.1519          $1.1786         $ 1.0917          $1.1813
                                         ==================  ================ ================ ================ =================


Total Return                              7.04%*               4.29%            15.55%           (2.34)%          9.65%


Net Assets, End of Period                $148,885,519       $ 138,465,908     $129,549,680    $ 93,386,366      $77,052,883

Ratio of Expenses to
Average Net Assets                        0.60% *             0.60%            0.60%            0.60%            0.60%

Ratio of Net Investment Income
to Average Net Assets                     6.62% *             6.51%            6.84%            5.67%            8.12%

Portfolio Turnover Rate                   36.00%              94.63%           188.04%          331.42%          17.78%

*  Annualized

                                                                     (Continued)

MAXIM SERIES FUND, INC.


VALUE INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1997 and the years ended December 31, 1996, 1995, 1994, and 1993 is as follows:


                                                           Six Months
                                                              Ended

                                                            June 30,                         Year Ended December 31,
                                                                          ---------------------------------------------------------
                                                         ---------------
                                                              1997             1996             1995            1994           1993
                                                         ---------------  --------------- ---------------- ---------------  --------
                                                                                                                                (A)
Net Asset Value, Beginning of Period                   $     1.4538     $  1.2623        $ 0.9614         $ 1.0118        $  1.0000

Income From Investment Operations

Net investment income                                        0.0136        0.0298          0.0305           0.0253           0.0014
Net short-term realized gain (loss)                          0.0018        0.0101          0.0054
Net long-term realized and unrealized gain (loss)            0.2345        0.2186          0.3144           (0.0504)         0.0119
                                                         ---------------  --------------- ---------------- ---------------  --------

Total Income (Loss) From Investment                          0.2499        0.2585          0.3503           (0.0251)         0.0133
Operations

Less Distributions

From net investment income and
net short-term realized gains                               (0.0137)       (0.0399)        (0.0359)         (0.0253)       (0.0014)

From net long-term realized gains                                          (0.0271)        (0.0135)                        (0.0001)
                                                         ---------------  --------------- ---------------- -----------  ------------

Total Distributions                                         (0.0137)       (0.0670)        (0.0494)         (0.0253)       (0.0015)
                                                         ---------------  --------------- ---------------- -------------------------

Net Asset Value, End of Period                         $     1.6900     $  1.4538        $ 1.2623         $ 0.9614        $  1.0118
                                                         ===============  =============== ================ ========================


Total Return                                                 37.34%*        20.63%          36.80%           (2.49)%          1.32%


Net Assets, End of Period                              $   186,793,352  $  122,283,026   $ 65,183,898     $ 25,610,474  $4,337,142

Average Commission Rate Paid
Per Share Bought or Sold                               $     0.0222     $  0.0377

Ratio of Expenses to Average Net Assets                      0.60% *       0.60%           0.60%            0.60%            0.59%*

Ratio of Net Investment Income
to Average Net Assets                                        1.99% *       2.38%           2.87%            3.18%            2.11%*

Portfolio Turnover Rate                                      11.00%        16.31%          18.11%           16.88%           8.99%

*  Annualized


(A) The portfolio commenced operations on December 1, 1993.




                                                                    (Concluded)

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED JUNE 30, 1997 AND 1996



1.       HISTORY OF THE FUND

         Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 as an open-end management investment company. Interests in the Foreign Equity, Growth Index, Investment Grade Corporate Bond, Short-Term Maturity Bond, Small-Cap Aggressive Growth, U.S. Government Mortgage Securities, and Value Index portfolios (the Portfolios) are represented by separate classes of beneficial interest of the Fund. Shares of the Fund are sold only to FutureFunds Series Account II, Qualified Series Account, and Retirement Plan Series Account of Great-West Life & Annuity Insurance Company (the Company), to fund benefits under variable annuity contracts issued by the Company and to the TNE Series (k) Account of Metropolitan Life Insurance Company ("Met") to fund benefits under variable annuity contracts issued by Met. The shares are sold at a price equal to the respective net asset value per share of each class of shares.

         Initial capitalization of $100,000 for the Fund was received on February 25, 1982 from the parent of the Company, The Great-West Life Assurance Company (Great-West). In conjunction with the addition of the Short- Term Maturity Bond Portfolio, additional capitalization of $3,500,000 was received on August 1, 1995. At June 30, 1997, Great-West's investment in the Portfolio totaled $440,056.

2.       SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

         The following is a summary of the significant accounting policies of the Fund:

         Dividends

         Dividends from investment income of the Investment Grade Corporate Bond, Short-Term Maturity Bond, and the U.S. Government Mortgage Securities Portfolios are declared and reinvested quarterly. Dividends from investment income of the Growth Index, and the Value Index Portfolios are declared and reinvested semi-annually. Dividends from investment income of the Foreign Equity and Small-Cap Aggressive Growth are declared and reinvested annually. Dividends from capital gains of all portfolios are declared in the fiscal year in which they have been earned and are reinvested in additional shares at net asset value.

         Security Transactions

         Security transactions are accounted for on the date the securities are purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO) for the Foreign Equity, Growth Index, Small-Cap Aggressive Growth, and Value Index Portfolios and specific lot selection for all other portfolios.

         The U.S. Government Mortgage Securities Portfolio may enter into repurchase agreements which settle at a specified future date. Amounts owing to brokers under these agreements are included in Payables for Investments Purchased in the accompanying financial statements. These liabilities were $17,030,600 and $21,733,736 at June 30, 1997 and 1996, respectively, and are collateralized by securities of approximately the same value.

         Security Valuation

         Securities traded on national securities exchanges are valued daily at the closing prices of the securities on these exchanges, and securities traded on over-the-counter markets are valued daily at the average between the quoted bid and asked prices. Short-term securities are valued at amortized cost which approximates market value.

         The portfolios may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost and fair value of these restricted securities held at December 31, 1996 were as follows:

                                                                     Investment Grade                         Short-Term

                                      Foreign Equity                     Corporate                             Maturity

                                         Portfolio                    Bond Portfolio                        Bond Portfolio
                                  ------------------------    -------------------------------      --------------------------------

Aggregate Cost                  $               $956,610  $                       9,145,110   $                         1,997,800
Aggregate Fair Value            $               $911,840  $                       9,316,050   $                         1,995,060
Percent of Net Assets                              1.04%                              8.72%                                 4.02%


         Dividend income for the Portfolios is accrued as of the ex-dividend date and interest income is recorded daily.

         Foreign Currency Translations

         The accounting records of the Foreign Equity Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

         The Foreign  Equity  Portfolio  isolates that portion of the results of
operations   resulting   from  changes  in  foreign   exchange  rates  from  the
fluctuations arising from changes in market prices of securities held.

         Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, and currency gains or losses realized between the amounts of dividends, interest, and foreign withholding taxes recorded by the Foreign Equity Portfolio, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities including investments in securities at fiscal year end, resulting from changes in the exchange rate.

         Federal Income Taxes

         For federal income tax purposes, each Portfolio of the Fund qualifies as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary income and capital gains) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made. At June 30, 1997, the Foreign Equity, Investment Grade Corporate Bond, Short-Term Maturity Bond and U.S. Government Mortgage Securities Portfolios had available for federal income tax purposes unused capital loss carryovers of $482,331, $1,336,369, $60,082, and $3,908,417, respectively, which expire between 2002 and 2004.

3.       INVESTMENT ADVISORY AGREEMENT

         The Fund had entered into an investment advisory agreement with Great-West through October 31, 1996. Effective November 1, 1996, a wholly-owned subsidiary of the Company, GW Capital Management, Inc., serves as investment advisor. As compensation for its services to the Fund, the investment advisor receives monthly compensation at the annual rate of .60% of the average daily net assets of the Growth Index Portfolio, Investment Grade Corporate Bond Portfolio, Short-Term Maturity Bond Portfolio, U.S. Government Mortgage Securities Portfolio, and Value Index Portfolio and 1.00% of the average daily net assets of the Foreign Equity Portfolio and Small-Cap Aggressive Growth Portfolio. However, the investment advisor shall pay any expenses of the Fund which exceed an annual rate, including management fees, of 1.50% and 1.30% of the average daily net assets of the Foreign Equity and Small-Cap Aggressive Growth Portfolios, respectively.

4.       PURCHASES AND SALES OF SECURITIES

         Costs of purchases of U.S. Government obligations and other securities, excluding short-term investments, during the six months ended June 30, 1997 were:

                                                         U.S. Government
                                                           Obligations                        Other Securities
                                                 --------------------------------     --------------------------------
Portfolio
Foreign Equity                                 $                                    $   84,127,054
Growth Index                                                                            30,948,546
Investment Grade Corporate Bond                    3,253,565                            39,814,185
Short-Term Maturity Bond                           1,986,016                            36,680,540
Small-Cap Aggressive Growth                                                             72,654,943
U.S. Government Mortgage                           57,255,259
Securities
Value Index                                                                             44,827,594


         The proceeds from sales of U.S. Government obligations and other securities, excluding short-term investments, during the six months ended June 30, 1997 were:

                                                         U.S. Government
                                                           Obligations                        Other Securities
                                                 --------------------------------     --------------------------------
Portfolio
Foreign Equity                                 $                                    $   98,984,284
Growth Index                                                                            8,340,144
Investment Grade Corporate Bond                    5,989,375                            31,045,000
Short-Term Maturity Bond                           5,768,390                            17,334,716
Small-Cap Aggressive Growth                                                             38,800,194
U.S. Government Mortgage                           49,495,870                           15,615,538
Securities
Value Index



5.       UNREALIZED APPRECIATION (DEPRECIATION)

         Gross unrealized appreciation (depreciation) of securities is as follows as of June 30, 1997:

                                              INVESTMENT                                            U.S.
                                               GRADE         SHORT-TERM      SMALL-CAP           GOVERNMENT
                   FOREIGN       GROWTH       CORPORATE       MATURITY     AGGRESSIVE             MORTGAGE               VALUE
                  EQUITY         INDEX          BOND            BOND          GROWTH              SECURITIES              INDEX
                 PORTFOLIO    PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO             PORTFOLIO             PORTFOLIO
                ------------ ------------  --------------  --------------  -----------       ----------------         -------------


Gross
appreciation    $7,347,450    $29,850,301      $834,905       $217,161       $19,396,480         $  2,918,378          $ 42,843,083

Gross
depreciation     (578,565)     (1,971,326)   (584,471)        (65,468)       (2,582,160)           (347,142)             (955,649)
                -----------   -------------  -----------  --------------- --------------       ------------------  ---------------

Net unrealized  $6,768,885    $27,878,975   $250,434        $151,693      $16,814,320         $2,571,236          $  41,887,434
appreciation
              =============    ============  =========   ==============  ==============       ================  ===================



*****************

Maxim Series Fund

Bond Portfolio

BONDS

AIR                       --- 4.1%
  3,000,000 America West Airlines                                      2,993,100
            Pass Thru Certificates
            6.860% July 2, 2004
                                                                      $2,993,100

CANADIAN - PROVINCIAL     --- 4.1%
  3,000,000 Manitoba                                                   2,995,590
            Global Notes
            6.750% March 1, 2003
                                                                      $2,995,590

COMMUNICATIONS            --- 6.4%
  2,000,000 Summit Communications Group Inc                            2,172,500
            Senior Subordinated Debentures
            10.500% April 15, 2005
  2,500,000 US West Capital Funding Inc                                2,497,325
            Notes
            6.850% January 15, 2002
                                                                      $4,669,825

CONSUMER SERVICES         --- 4.1%
  3,000,000 Columbia/HCA Healthcare                                    3,015,600
            Medium Term Notes
            6.875% July 15, 2001
                                                                      $3,015,600

CREDIT INSTITUTIONS       --- 24.4%
  3,000,000 American Express Credit Corp                               2,930,220
            Senior Notes
            6.125% November 15, 2001
  3,000,000 Associates Corp of North America                           2,825,190
            Senior Notes
            5.750% October 15, 2003
  2,000,000 Capital One Bank                                           2,022,480
            Medium Term Notes
            7.350% June 20, 2000
  2,000,000 Chrysler Financial Corp                                    2,003,160
            Medium Term Notes
            6.520% July 21, 1999
  3,000,000 Countrywide Funding Corp                                   2,892,749
            Medium Term Notes
            6.280% January 15, 2003
  2,000,000 Ford Motor Credit Co                                       2,108,780
            Notes
            8.200% February 15, 2002
  3,000,000 General Electric Capital Corp                              3,133,549
            Eurodollar Medium Term Notes
            8.100% February 15, 2002
                                                                     $17,916,128

ELECTRIC                  --- 12.2%
  2,000,000 Commonwealth Edison Co                                     2,018,894
            First Mortgage Bonds
            7.500% January 1, 2001
  3,000,000 Gulf States Utilities Co                                   2,900,820
            First Mortgage Med. Term Notes
            6.410% August 1, 2001
  3,000,000 Iberdrola International#                                   3,012,030
            Notes
            7.125% June 1, 2003
  1,000,000 Ohio Edison Co                                             1,042,440
            First Mortgage Bonds
            8.250% April 1, 2002
                                                                      $8,974,184

FOREIGN BANKS             --- 8.2%
  3,000,000 Bayerische Landesbanken NY                                 2,990,424
            Medium Term Notes
            6.375% August 31, 2000
  3,000,000 Export-Import Bank of Korea                                3,019,200
            Eurodollar Notes
            7.250% June 25, 2001
                                                                      $6,009,624

HIGHWAYS                  --- 4.3%
  3,000,000 Zhuhai Highway Company Ltd#                                3,134,670
            Senior Notes
            9.125% July 1, 2006
                                                                      $3,134,670

MFTG - CONSUMER PRODS.    --- 7.0%
  2,000,000 Fomento Economico Mexicano SA                              2,010,000
            Eurodollar Notes
            9.500% July 22, 1997
  3,000,000 Fruit of the Loom Inc Class A                              3,090,000
            Senior Notes
            7.875% October 15, 1999
                                                                      $5,100,000

RAILROADS                 --- 4.1%
  3,000,000 National Rail Corp#                                        3,028,500
            Yankee Debentures
            7.470% August 8, 2010
                                                                      $3,028,500

REAL ESTATE               --- 4.0%
  3,000,000 Highwoods/Forsyth LP                                       2,941,620
            Notes
            6.750% December 1, 2003
                                                                      $2,941,620

SECURITIES & COMMODITIES  --- 2.7%
  2,000,000 World Financial Network Credit Card Master Trust           2,010,410
            Credit Card MST TR 1996-B Cl A
            6.950% April 15, 2006
                                                                      $2,010,410

SUPRANATIONALS            --- 4.4%
  3,000,000 Inter-American Development Bank                            3,234,819
            Eurodollar Notes
            8.875% August 22, 2001
                                                                      $3,234,819

U.S. GOVERNMENTS          --- 1.4%
  1,000,000 United States of America                                     997,190
            Treasury Notes
            6.500% August 15, 2005







                                                                        $997,190

WHOLE LOAN                --- 3.4%
  2,500,000 GE Capital Mortgage Services Inc                          2,463,275
            CMO Series 1994-13 Class A2
            6.500% April 25, 2024
                                                                      $2,463,275

WHOLESALE TRADE -CONSUMER --- 4.2%
  3,000,000 SuperValu Inc                                              3,045,390
            Notes
            7.250% July 15, 1999
                                                                      $3,045,390

TOTAL BONDS --- 98.9%                                                $72,529,925
(Cost $72,391,767)

SHORT-TERM INVESTMENTS

SECURITIES & COMMODITIES  --- 1.1%
    788,000 Merrill Lynch & Co Inc                                       788,000
                                                                        $788,000

TOTAL SHORT-TERM INVESTMENTS --- 1.1%                                   $788,000
(Cost $788,000)

TOTAL BOND PORTFOLIO --- 100.0%                                      $73,317,925
(Cost $73,179,767)


Maxim Series Fund

Money Market Portfolio

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS       --- 26.3%
 21,400,000 American Express Credit Corp                              21,220,689
  5,000,000 Associates Corp of North America                           5,011,730
  3,000,000 Bear Stearns                                               3,001,578
 12,900,000 Bellsouth Capital Funding Corp                            12,743,738
 21,000,000 Ford Motor Credit Co                                      20,745,714
 22,800,000 Halifax Building Society                                  22,652,732
 21,790,000 Paccar Financial Corp                                     21,622,427
  3,000,000 Prudential Funding Corp                                    3,000,000
  3,900,000 TransAmerica Financial Corp                                3,878,342
                                                                    $113,876,950

ELECTRIC                  --- 3.0%
  5,855,000 Baltimore Gas & Electric Co                                5,774,957
  7,251,000 Southern California Edison Co                              7,231,864
                                                                     $13,006,821

ELECTRONICS - HIGH TECH   --- 13.8%
 22,500,000 General Electric Co                                       22,392,475
 21,500,000 Sharp Electronics Corp                                    21,337,333
 16,200,000 Xerox Corp                                                16,047,248
                                                                     $59,777,056

FOREIGN BANKS             --- 5.2%
  3,000,000 Bank of Montreal                                           2,997,340
 20,000,000 Bank of Nova Scotia                                       19,759,417
                                                                     $22,756,757








HOLDING & INVEST. OFFICES --- 4.9%
 21,700,000 American General Finance Corp                             21,334,681
                                                                     $21,334,681

INDUSTRIAL SERVICES       --- 5.0%
 21,500,000 PHH Corp                                                  21,466,735
                                                                     $21,466,735

INSURANCE                 --- 7.6%
  8,500,000 AIG Funding Inc                                            8,378,790
 21,800,000 Ameritech Capital Funding Corp                            21,788,824
  3,000,000 Travelers Group Inc                                        2,994,210
                                                                     $33,161,824

LEASING                   --- 4.6%
 20,100,000 Pitney Bowes Credit Corp                                  20,049,098
                                                                     $20,049,098

MFTG - CONSUMER PRODS.    --- 9.0%
 22,900,000 Hasbro Inc                                                22,826,028
 16,400,000 McGraw-Hill Companies Inc                                 16,221,421
                                                                     $39,047,449

SECURITIES & COMMODITIES  --- 9.6%
 20,500,000 Bear Stearns Companies Inc                                20,493,183
 10,850,000 CS First Boston Inc                                       10,803,080
 10,481,000 Merrill Lynch & Co Inc                                    10,364,392
                                                                     $41,660,655

TELEPHONE                 --- 5.0%
 21,800,000 American Telephone & Telegraph Co                         21,526,666
                                                                     $21,526,666

U.S. GOVERNMENTS          --- 1.2%
  5,000,000 Federal Home Loan Bank                                     5,000,000
                                                                      $5,000,000

WHOLESALE TRADE -CONSUMER --- 4.8%
 21,090,000 Cargill Inc                                               20,983,117
                                                                     $20,983,117

TOTAL SHORT-TERM INVESTMENTS --- 100.0%                             $433,647,809
(Cost $433,647,809)

TOTAL MONEY MARKET PORTFOLIO --- 100.0%                             $433,647,809
(Cost $433,647,809)


Maxim Series Fund

Stock Index Portfolio

COMMON STOCK

AGENCY                    --- 0.6%
    163,600 Federal National Mortgage Association (nonvtg)             7,137,050
                                                                      $7,137,050

AGRICULTURE               --- 0.1%
      9,700 Agco Corp*                                                   348,589
      9,300 Dole Food Company Inc                                        397,575
                                                                        $746,164








AIR                       --- 0.3%
     14,000 AMR Corp*                                                  1,295,000
      4,700 ASA Holdings Inc                                             134,538
      3,300 Airborne Freight Corp*                                       138,188
      2,300 Alaska Air Group Inc*                                         58,938
     11,300 Delta Air Lines Inc                                          926,600
      6,500 Pittston Brink's Group                                       195,000
     22,650 Southwest Airlines Co                                        586,069
     12,300 US Air Group Inc*                                            430,500
                                                                      $3,764,833

COMMUNICATIONS            --- 3.1%
     19,250 360 Communications Co*                                       329,656
      9,600 AH Belo Corp Class A*                                        399,600
    250,600 AT&T Corp*                                                 8,786,537
     77,600 Airtouch Communications Inc*                               2,124,300
      3,764 Ascent Entertainment Group Inc*                               34,344
     24,000 Cabletron Systems Inc*                                       679,488
      4,893 Chris-Craft Industries Inc*                                  236,087
     50,200 Comcast Corp Class A                                       1,073,025
      7,700 Comsat Corp                                                  183,352
     21,800 Gannett Company Inc                                        2,152,750
     37,250 Nextel Communications Inc Class A*                           705,403
      3,900 TCA Cable TV Inc                                             146,738
    102,400 Tele-Communications Inc - TCI Group Class A*               1,523,200
      9,200 Telephone & Data Systems Inc                                 349,020
     86,200 Time Warner Inc                                            4,159,150
     73,900 US West Communications Group                               2,785,069
     93,500 US West Media Group*                                       1,893,375
      6,400 Vanguard Cellular Systems Inc Class A*                        87,200
     54,303 Viacom Inc Class B*                                        1,629,090
     98,000 Westinghouse Electric Corp                                 2,266,250
    137,740 Worldcom Inc*                                              4,407,680
                                                                     $35,951,314

CONSTRUCTION              --- 0.1%
      4,500 Centex Corp                                                  182,813
     18,416 Clayton Homes Inc                                            262,428
      2,850 Granite Construction Inc                                      56,288
      6,100 Kaufman & Broad Home Corp                                    107,128
      3,200 Pulte Corp                                                   110,598
                                                                        $719,255

CONSUMER SERVICES         --- 8.5%
      4,500 Acuson Corp*                                                 103,500
      9,000 Allegiance Corp*                                             245,250
     10,200 Allergan Inc*                                                324,482
     40,800 Amgen Inc*                                                 2,371,500
      8,000 Apria Healthcare Group Inc*                                  142,000
      8,500 Bausch & Lomb Inc*                                           400,563
     42,800 Baxter International Inc*                                  2,236,300
     18,800 Becton Dickinson & Co*                                       951,750
     15,400 Beverly Enterprises Inc*                                     250,250
     11,500 Biogen Inc*                                                  389,563
     17,300 Biomet Inc*                                                  322,213
    154,200 Bristol-Myers Squibb Co                                   12,490,200
      2,000 CPI Corp                                                      42,000
      8,900 CR Bard Inc*                                                 323,177
     63,012 CUC International Inc*                                     1,626,466
     25,760 CVS Corp                                                   1,320,200
      7,200 Carter-Wallace Inc                                           128,700
     15,300 Circus Circus Enterprises Inc*                               376,763







    102,963 Columbia/HCA Healthcare Corp                               4,047,681
      8,975 Covance Inc*                                                 173,325
      2,500 Datascope Corp*                                               49,063
      2,100 Diagnostic Products Corp                                      66,280
     85,600 Eli Lilly & Co                                             9,357,107
      6,300 Forest Laboratories Inc*                                     261,053
     19,270 Foundation Health Systems*                                   584,112
     11,900 Genzyme Corp*                                                330,225
     16,200 H&R Block Inc*                                               522,450
     24,355 HFS Inc*                                                   1,412,590
     16,050 Harrah's Entertainment Inc*                                  288,900
      6,950 Health Care & Retirement Corp*                               231,956
      5,100 HealthCare Compare Corp*                                     267,113
     52,828 Healthsouth Corp*                                          1,317,372
     38,400 Hilton Hotels Corp                                         1,019,981
      8,152 Horizon/CMS Healthcare Corp*                                 163,545
     25,100 Humana Inc*                                                  580,438
     17,900 ITT Corp*                                                  1,093,010
     18,950 Ivax Corp*                                                   211,994
    205,394 Johnson & Johnson                                         13,222,239
      5,800 King World Productions Inc                                   203,000
     19,056 Laboratory Corp of America                                    50,022
      9,900 Manor Care Inc                                               322,988
     19,450 Marriott International Inc                                 1,193,744
     36,700 Medtronic Inc                                              2,972,700
    186,228 Merck & Company Inc                                       19,274,598
     27,250 Mirage Resorts Inc*                                          688,063
      9,900 Nellcor Inc*                                                 179,438
      9,450 Novacare Inc*                                                131,119
      6,391 Pacific Health Systems*                                      408,225
      7,975 Promus Hotel Corp*                                           309,031
     36,900 Service Corporation International                          1,213,088
     14,250 St Jude Medical Inc*                                         555,750
     14,800 Stryker Corp*                                                516,150
     46,500 Tenet Healthcare Corp*                                     1,374,633
    104,130 The Walt Disney Co                                         8,356,433
     28,650 United Healthcare Corp                                     1,489,800
     11,400 United States Surgical Corp                                  424,650
     10,600 Vencor Inc*                                                  447,850
     15,600 Whitman Corp                                                 374,400
                                                                     $99,730,993

CREDIT INSTITUTIONS       --- 7.9%
     72,900 American Express Co*                                       5,431,050
     66,550 Banc One Corp*                                             3,223,482
     59,700 Bank of New York Company Inc*                              2,596,950
    109,348 BankAmerica Corp                                           7,059,726
     22,600 BankBoston Corp                                            1,628,601
     11,900 Bankers Trust New York Corp*                               1,035,300
     30,600 Barnett Banks Inc*                                         1,606,500
      8,200 Beneficial Corp*                                             582,708
     10,300 Capital One Financial Corp                                   388,825
      9,250 Central Fidelity Banks Inc                                   328,375
     71,400 Citicorp                                                   8,608,127
      7,200 City National Corp                                           173,246
     16,200 Comerica Inc                                               1,101,600
     31,815 Corestates Financial Corp                                  1,710,056
     16,100 Countrywide Credit Industries Inc                            502,111
     17,200 Crestar Financial Corp                                       668,650
      4,800 Dauphin Deposit Corp*                                        213,898
     16,300 Fifth Third Bancorp                                        1,337,611
     20,500 First Bank System Inc                                      1,750,188
     48,110 First Chicago NBD Corp                                     2,910,655







     17,275 First Security Corp                                          471,815
      9,800 First Tennessee National Corp                                470,400
     44,117 First Union Corp                                           4,080,823
      5,500 First Virginia Banks Inc                                     331,716
     13,950 First of America Bank Corp                                   638,213
     22,200 Firstar Corp                                                 677,100
     40,385 Fleet Financial Group Inc                                  2,554,351
      8,900 Golden West Financial Corp                                   623,000
     21,200 Great Western Financial Corp*                              1,139,500
     15,500 HF Ahmanson & Co*                                            666,500
     16,400 Household International Inc                                1,925,967
     28,400 JP Morgan & Company Inc                                    2,964,250
     34,402 Keycorp                                                    1,922,212
     51,512 MBNA Corp                                                  1,886,627
     13,700 Marshall & Ilsley Corp                                       556,563
     39,906 Mellon Bank Corp                                           1,800,758
     11,375 Mercantile Bancorporation Inc                                691,031
      7,400 Mercantile Bankshares Corp                                   296,000
     34,000 National City Corp                                         1,785,000
    112,544 NationsBank Corp                                           7,259,088
     17,100 Northern Trust Corp                                          827,213
     57,600 Norwest Corp                                               3,240,000
     49,600 PNC Bank Corp                                              2,064,600
      6,000 Pacific Century Financial Corp                               277,500
     20,400 Regions Financial Corp                                       645,150
     25,000 State Street Boston Corp                                   1,156,250
     34,000 Suntrust Banks Inc                                         1,872,108
     22,703 US Bancorp                                                 1,455,830
     10,200 Union Planters Corp                                          529,125
     24,900 Wachovia Corp                                              1,451,969
     13,700 Wells Fargo & Co                                           3,692,150
      5,300 Wilmington Trust Co                                          242,475
                                                                     $93,052,943

ELECTRIC                  --- 2.9%
     12,339 AES Corp*                                                    872,984
     19,000 Allegheny Power System Inc*                                  507,053
     29,100 American Electric Power Company Inc*                       1,222,200
      8,200 Atlantic Energy Inc*                                         137,858
     23,000 Baltimore Gas & Electric Co*                                 613,801
      2,300 Black Hills Corp*                                             65,550
     14,700 CMS Energy Corp                                              518,175
     23,300 Carolina Power & Light Co                                    835,888
     32,700 Central & South West Corp                                    694,875
      3,500 Central Louisiana Electric Company Inc                        98,438
      5,000 Central Maine Power Co                                        61,875
     24,293 Cinergy Corp                                                 845,688
     36,200 Consolidated Edison Company of New York Inc                1,065,619
     22,600 DTE Energy Co                                                624,325
      9,500 Delmarva Power & Light Co                                    181,089
     28,400 Dominion Resources Inc                                     1,040,150
     55,438 Duke Power Co                                              2,657,531
     63,200 Edison International                                       1,572,100
     36,600 Entergy Corp                                               1,001,925
     28,100 FPL Group Inc                                              1,294,342
     15,100 Florida Progress Corp                                        472,811
     18,500 GPU Inc                                                      663,688
      4,800 Hawaiian Electric Industries Inc                             185,400
     36,000 Houston Industries Inc                                       771,732
      5,900 Idaho Power Co                                               185,113
     11,800 Illinova Corp                                                259,600
      7,050 Ipalco Enterprises Inc                                       220,313
      9,200 Kansas City Power & Light Co                                 262,770







     10,400 LG&E Energy Corp                                             229,445
     15,733 MidAmerican Energy Holdings Co                               272,370
      5,100 Minnesota Power & Light Co                                   154,913
      8,500 Montana Power Co                                             197,090
      7,700 Nevada Power Co                                              163,625
     10,100 New England Electric System                                  373,700
     10,800 New York State Electric & Gas Corp                           225,450
     22,500 Niagara Mohawk Power Corp*                                   192,645
      9,600 Nipsco Industries Inc                                        396,595
     20,000 Northeast Utilities                                          191,240
     10,600 Northern States Power Co                                     548,550
     23,800 Ohio Edison Co                                               519,126
     25,600 PP&L Resources Inc                                           510,387
     45,600 PacifiCorp                                                 1,003,200
     34,300 Peco Energy Co                                               720,300
     13,100 Pinnacle West Capital Corp                                   393,812
      8,000 Portland General Corp*                                       317,496
     18,500 Potomac Electric Power Co                                    427,813
     10,200 Public Service Company of Colorado                           423,300
      6,500 Public Service Company of New Mexico                         116,188
     35,700 Public Service Enterprise Group Inc                          892,500
     13,200 Puget Sound Power & Light Co                                 349,800
     16,650 Scana Corp                                                   413,120
    105,100 Southern Co                                                2,299,063
      6,400 Southwestern Public Service Co                               251,597
     18,400 Teco Energy Inc                                              470,341
     34,600 Texas Utilities Co                                         1,191,520
     33,300 Unicom Corp                                                  740,925
     15,900 Union Electric Co                                            599,223
      8,400 Utilicorp United Inc                                         244,650
      4,800 WPL Holdings Inc                                             134,098
     17,500 Wisconsin Energy Corp                                        435,313
                                                                     $34,332,288

ELECTRONICS - HIGH TECH   --- 13.3%
     33,880 AMP Inc*                                                   1,414,490
     11,200 Adobe Systems Inc                                            392,694
     21,600 Advanced Micro Devices Inc*                                  777,600
      2,200 Advanced Technology Laboratories Inc*                         94,600
      4,400 Aeroquip-Vickers Inc*                                        207,900
     19,100 Amdahl Corp*                                                 168,309
     14,800 American Power Conversion Corp*                              281,200
      5,150 Ametek Inc*                                                  121,025
     24,666 Analog Devices Inc*                                          655,178
     14,237 Andrew Corp*                                                 400,416
     19,700 Apple Computer Inc*                                          280,725
     27,900 Applied Materials Inc*                                     1,975,655
     15,500 Atmel Corp*                                                  434,000
      6,500 Avnet Inc*                                                   373,750
      4,500 Beckman Instruments Inc*                                     217,125
     14,700 Black & Decker Corp*                                         546,649
     30,030 Boston Scientific Corp*                                    1,844,953
      3,900 Briggs & Stratton Corp                                       195,000
     10,200 Cirrus Logic Inc*                                            107,100
    102,300 Cisco Systems Inc*                                         6,866,888
     42,300 Compaq Computer Corp*                                      4,198,275
     13,800 Cypress Semiconductor Corp*                                  200,100
     18,300 DSC Communications Corp*                                     407,175
      6,300 Data General Corp*                                           163,800
     25,800 Dell Computer Corp*                                        3,029,875
      4,200 Dentsply International Inc                                   205,800
     10,712 Diebold Inc                                                  417,768
     23,500 Digital Equipment Corp*                                      832,770






      3,700 Durco International Inc                                      108,225
     50,700 Eastman Kodak Co                                           3,891,225
     68,600 Emerson Electric Co                                        3,777,253
      3,500 Exabyte Corp*                                                 44,842
      7,033 Federal Signal Corp                                          176,704
    506,000 General Electric Co                                       33,079,750
     21,300 General Instrument Corp*                                     532,500
      7,800 General Signal Corp                                          340,275
      6,200 Harris Corp                                                  520,800
    160,526 Hewlett-Packard Co                                         8,989,456
     19,600 Honeywell Inc                                              1,487,150
     10,500 Hubbell Inc Class B                                          462,000
      6,690 Imation Corp*                                                176,449
     12,400 Integrated Device Technology Inc*                            130,200
    126,300 Intel Corp                                                17,910,856
      7,400 Intergraph Corp*                                              62,900
    153,200 International Business Machines Corp                      13,816,648
     18,600 International Game Technology                                330,150
     12,900 Johnson Controls Inc                                         529,700
      5,600 Keystone International Inc                                   194,247
     12,100 LCI International Inc*                                       264,688
     21,800 LSI Logic Corp*                                              697,600
     11,300 Lexmark International Group Inc Class A*                     343,238
     11,600 Linear Technology Corp                                       600,300
      7,200 Litton Industries Inc*                                       347,846
      4,100 Magnetek Inc*                                                 68,163
     10,011 Mark IV Industries Inc                                       240,264
      9,900 Maxim Integrated Products Inc*                               563,063
     15,000 Maytag Corp                                                  391,875
     10,100 Mentor Graphics Corp*                                         93,425
     32,400 Micron Technology Inc*                                     1,293,959
     19,327 Molex Inc                                                    705,436
     91,600 Motorola Inc                                               6,961,600
     15,631 NCR Corp*                                                    465,022
     21,800 National Semiconductor Corp*                                 667,625
     40,100 Northern Telecom Ltd                                       3,649,100
     54,100 Novell Inc*                                                  375,292
      3,200 OEA Inc*                                                     126,400
      8,200 Octel Communications Corp*                                   192,183
     63,000 PG&E Corp                                                  1,527,750
      6,800 Perkin-Elmer Corp                                            541,022
      6,900 Polaroid Corp                                                382,950
     20,300 Quantum Corp*                                                412,334
     36,400 Raytheon Co                                                1,856,400
      4,500 SCI Systems Inc*                                             286,875
     12,100 Scientific-Atlanta Inc                                       264,688
     37,740 Seagate Technology Inc*                                    1,327,957
     11,550 Sensormatic Electronics Corp                                 148,706
      5,450 Sequent Computer Systems Inc*                                114,788
     27,600 Silicon Graphics Inc*                                        414,000
      8,300 Solectron Corp*                                              581,515
     13,900 Sterling Commerce Inc*                                       456,963
      9,600 Storage Technology Corp*                                     427,200
      3,500 Stratus Computer Inc*                                        175,000
     56,900 Sun Microsystems Inc*                                      2,117,704
      6,150 Symbol Technologies Inc                                      206,794
     17,800 Tandem Computers Inc*                                        360,450
      5,200 Tektronix Inc                                                312,000
      5,700 Teleflex Inc                                                 178,125
     27,800 Tellabs Inc*                                               1,553,325
     13,000 Teradyne Inc*                                                510,250
     29,400 Texas Instruments Inc                                      2,471,423
     23,125 Thermo Electron Corp*                                        794,922







      8,400 Thomas & Betts Corp                                          441,521
     27,300 Unisys Corp*                                                 208,163
      4,700 Varian Associates Inc                                        254,975
     10,080 Vishay Intertechnology Inc*                                  291,685
      7,900 WW Grainger Inc                                              617,677
     11,600 Whirlpool Corp                                               632,919
     49,900 Xerox Corp                                                 3,935,863
     11,200 Xilinx Inc*                                                  549,494
      6,800 York International Corp                                      312,800
                                                                    $156,087,467

ENVIRONMENTAL SERVICES    --- 0.5%
     32,700 Browning-Ferris Industries Inc                             1,087,275
     48,400 Laidlaw Inc Class B                                          668,501
      7,800 Ogden Corp                                                   169,650
      5,400 Rollins Inc                                                  108,675
      9,100 Safety-Kleen Corp                                            153,563
     24,100 USA Waste Services Inc*                                      930,863
     69,100 WMX Technologies Inc*                                      2,219,838
        700 Waste Management Inc                                          22,488
                                                                      $5,360,853

FORESTRY                  --- 0.5%
      7,600 Boise Cascade Corp*                                          268,371
      3,700 Chesapeake Corp                                              124,875
     14,100 Georgia-Pacific Corp                                       1,203,788
     46,384 International Paper Co                                     2,252,500
      8,100 Longview Fibre Co                                            134,663
     17,000 Louisiana-Pacific Corp                                       359,125
     30,500 Weyerhaeuser Co                                            1,586,000
                                                                      $5,929,322

GAS                       --- 0.8%
      8,700 AGL Resources Inc*                                           179,438
      7,800 Brooklyn Union Gas Co                                        223,275
      8,600 Columbia Gas System Inc                                      561,150
     14,600 Consolidated Natural Gas Co                                  785,655
      3,200 Eastern Enterprises                                          110,998
      9,284 El Paso Energy Corp                                          510,620
     39,300 Enron Corp                                                 1,603,912
      3,500 Indiana Energy Inc                                            85,530
     12,000 MCN Corp                                                     367,500
      5,900 National Fuel Gas Co                                         247,428
      7,700 Nicor Inc                                                    276,238
      4,300 OneOk Inc                                                    138,404
     12,800 Pacific Enterprises                                          430,400
      5,500 Peoples Energy Corp                                          205,904
      6,400 Questar Corp                                                 258,400
      9,900 Seagull Energy Corp*                                         173,250
     13,200 Sonat Inc                                                    676,500
     26,400 Tenneco Inc*                                               1,192,937
      8,400 Valero Energy Corp                                           304,500
      6,800 Washington Gas Light Co                                      170,850
     24,400 Williams Companies Inc                                     1,067,500
                                                                      $9,570,389

HIGHWAYS                  --- 0.0%
      4,100 Arnold Industries Inc*                                        69,700
     11,900 Ryder System Inc                                             392,700
                                                                        $462,400

HOLDING & INVEST. OFFICES --- 0.9%
     66,496 Chase Manhattan Corp                                       6,454,235







     25,800 Cognizant Corp                                             1,044,900
     20,100 Hibernia Corp                                                280,134
     18,200 MGIC Investment Corp                                         872,453
      8,300 Republic New York Corp                                       892,250
     15,200 Summit Bancorp                                               761,900
                                                                     $10,305,872

INDEPENDENT POWER PROD    --- 0.1%
      9,900 Calenergy Inc*                                               376,200
      6,300 OGE Energy Corp                                              286,650
                                                                        $662,850

INDUSTRIAL SERVICES       --- 5.4%
      8,866 AC Nielsen Corp*                                             173,995
     13,700 Altera Corp*                                                 691,850
     15,000 America Online Inc*                                          834,375
      7,600 Arrow Electronics Inc*                                       403,750
      7,400 Autodesk Inc*                                                283,509
     45,100 Automatic Data Processing Inc*                             2,119,700
     15,600 BMC Software Inc*                                            863,850
     15,025 Cadence Design Systems Inc*                                  503,338
     12,500 Ceridian Corp*                                               528,125
      7,500 Cintas Corp                                                  515,625
     11,475 Comdisco Inc                                                 298,350
     55,950 Computer Associates International Inc                      3,115,688
     11,800 Computer Sciences Corp*                                      851,075
     13,200 Compuware Corp*                                              630,300
     12,800 Deluxe Corp                                                  436,800
     26,300 Dun & Bradstreet Corp                                        690,375
      7,300 EG&G Inc                                                     164,250
      8,400 Electronic Arts Inc*                                         282,450
     23,300 Equifax Inc                                                  866,457
     69,194 First Data Corp                                            3,040,177
      7,950 Fiserv Inc*                                                  354,769
     12,900 Fluor Corp                                                   711,912
      6,300 Foster Wheeler Corp                                          255,150
      6,700 Gtech Holdings Corp*                                         216,075
      4,400 Information Resources Inc*                                    62,150
     23,600 Informix Corp*                                               212,400
     12,600 Interpublic Group of Companies Inc                           772,531
      4,000 Jacobs Engineering Group Inc*                                107,500
      5,950 Kelly Services Inc Class A                                   186,681
     98,673 Lucent Technologies Inc                                    7,110,574
     12,600 Manpower Inc                                                 560,700
     11,300 Medaphis Corp*                                               113,701
    184,800 Microsoft Corp*                                           23,354,100
      6,900 National Service Industries Inc                              335,940
     12,650 Olsten Corp                                                  245,878
     12,700 Omnicom Group Inc                                            782,638
    100,750 Oracle Systems Corp*                                       5,075,281
     19,600 Parametric Technology Corp*                                  834,215
     16,862 Paychex Inc                                                  640,756
     22,400 Pitney Bowes Inc                                           1,556,800
      2,800 Policy Management Systems Corp*                              131,600
     12,700 Reynolds & Reynolds Co Class A                               200,025
      9,400 Robert Half International Inc*                               442,383
      3,900 Shared Medical Systems Corp                                  210,600
      8,700 Sotheby's Holdings Inc Class A                               146,813
      4,500 Standard Register Co                                         137,813
      5,200 Structural Dynamics Research Corp*                           136,500
      6,700 Sungard Data System Inc*                                     311,550
      8,650 Symantec Corp*                                               168,675
      6,700 Wallace Computer Services Inc                                201,415







      8,200 Western Atlas Inc*                                           600,650
                                                                     $63,471,814

INSURANCE                 --- 4.6%
     25,650 AON Corp*                                                  1,327,388
     23,252 Aetna Inc*                                                 2,380,424
     21,012 Aflac Inc*                                                   992,817
     68,020 Allstate Corp*                                             4,965,460
      5,400 Ambac Inc*                                                   412,425
      9,500 American Financial Group Inc                                 403,152
     37,221 American General Corp*                                     1,777,303
     72,350 American International Group Inc*                         10,807,281
     26,900 Chubb Capital Corp                                         1,798,938
     11,400 Cigna Corp                                                 2,023,500
     28,200 Conseco Inc                                                1,043,400
     12,400 General Re Corp                                            2,256,800
      3,100 HSB Group Inc                                                165,463
     18,100 Hartford Financial Services Group Inc                      1,497,775
     11,000 Jefferson-Pilot Corp                                         768,625
     15,900 Lincoln National Corp                                      1,023,563
     17,700 Loews Corp                                                 1,772,213
      6,600 MBIA Inc                                                     744,559
     25,400 Marsh & McLennan Companies Inc                             1,812,925
     12,000 Oxford Health Plans Inc*                                     861,000
     10,950 Progressive Corp                                             952,650
     10,400 Provident Companies Inc                                      556,400
     14,600 Providian Financial Corp                                     469,025
     19,400 SafeCo Corp                                                  905,728
     12,800 St Paul Companies Inc                                        976,000
     18,400 SunAmerica Inc                                               897,000
      5,400 The PMI Group Inc                                            336,825
     10,700 Torchmark Corp                                               762,375
     10,150 TransAmerica Corp                                            949,654
      3,600 Transatlantic Holdings Inc                                   357,300
     98,865 Travelers Group Inc                                        6,234,625
     17,200 USF&G Corp                                                   412,800
     21,500 Unum Corp                                                    903,000
      8,542 Value Health Inc*                                            172,976
                                                                     $53,721,369

MFTG - CONSUMER PRODS.    --- 11.1%
      5,900 Adolph Coors Co Class B                                      157,088
      8,700 Alberto-Culver Co Class B*                                   243,600
     11,700 American Greetings Corp Class A*                             434,363
     76,500 Anheuser-Busch Companies Inc*                              3,208,181
     82,283 Archer-Daniels-Midland Co*                                 1,933,651
     20,300 Avon Products Inc*                                         1,432,409
      4,800 Banta Corp*                                                  130,200
     10,700 Bed Bath & Beyond Inc*                                       325,013
     10,600 Brown-Forman Corp Class B                                    517,407
     15,400 Brunswick Corp                                               481,250
      9,700 Burlington Industries Inc*                                   116,400
     22,100 CPC International Inc                                      2,040,095
     71,700 Campbell Soup Co                                           3,585,000
      3,000 Church & Dwight Inc                                           80,250
    382,400 Coca-Cola Co                                              25,812,000
     59,400 Coca-Cola Enterprises Inc                                  1,366,200
     45,500 Colgate-Palmolive Co                                       2,968,875
      7,000 CompUSA Inc*                                                 150,500
     36,800 ConAgra Inc                                                2,359,800
      6,300 Dean Foods Co                                                254,363
     15,000 Dial Corp                                                    234,375
     14,700 Dow Jones & Company Inc                                      590,749







      2,100 Dreyer's Grand Ice Cream Inc                                  82,950
     13,775 Flowers Industries Inc                                       231,585
     11,900 Fruit of the Loom Inc Class A*                               368,900
     24,800 General Mills Inc                                          1,615,100
      2,500 Gibson Greetings Inc*                                         56,250
     85,900 Gillette Co                                                8,139,025
      4,100 Golden Books Family Entertainment Inc*                        51,250
     56,700 HJ Heinz Co                                                2,615,288
      4,700 HON Industries Inc                                           207,975
     11,000 Harcourt General Inc                                         523,875
     19,750 Hasbro Inc                                                   560,406
      7,400 Herman Miller Inc                                            266,400
     23,500 Hershey Foods Corp                                         1,299,832
     10,700 Hillenbrand Industries Inc                                   508,250
     12,000 Hormel Foods Corp                                            322,500
      2,300 Houghton Mifflin Co                                          153,525
     14,400 IBP Inc                                                      334,800
     20,400 Ikon Office Solutions Inc                                    508,715
     16,800 International Flavors & Fragrances Inc                       848,400
      2,800 International Multifoods Corp                                 70,350
      5,800 Interstate Bakeries Co                                       344,010
      4,500 JM Smucker Co Class A                                         97,875
      4,800 John H Harland Co                                            109,498
      8,100 Jones Apparel Group Inc*                                     386,775
      6,000 Jostens Inc                                                  160,500
     32,000 Kellogg Co                                                 2,740,000
     14,000 Knight-Ridder Inc                                            686,868
      4,599 Lancaster Colony Corp                                        222,477
      4,700 Lance Inc                                                     89,888
      5,100 Land's End Inc*                                              151,088
      7,200 Lee Enterprises Inc                                          189,900
     14,300 Leggett & Platt Inc                                          614,900
     10,800 Liz Claiborne Inc                                            503,550
     24,800 Masco Corp                                                 1,035,400
     44,941 Mattel Inc                                                 1,522,376
     11,800 McCormick & Company Inc (nonvtg)                             297,950
     15,400 McGraw-Hill Companies Inc                                    905,705
      4,100 Media General Inc Class A                                    164,000
      8,300 Meredith Corp                                                240,700
      1,100 National Presto Industries Inc                                44,343
     14,670 New York Times Co Class A                                    726,165
     24,500 Newell Co                                                    970,813
      5,600 Nine West Group Inc*                                         213,847
    236,400 Pepsico Inc                                                8,879,657
    374,700 Philip Morris Companies Inc                               16,627,313
     12,600 Pioneer Hi-Bred International Inc                          1,008,000
     21,000 Quaker Oats Co                                               942,375
     22,500 RR Donnelley & Sons Co                                       824,063
     16,400 Ralston-Ralston Purina Group                               1,347,867
     23,100 Rubbermaid Inc                                               687,225
      5,600 Russell Corp                                                 165,900
     74,100 Sara Lee Corp                                              3,084,413
      4,100 Savannah Foods & Industries Inc                               72,004
      2,500 Scholastic Corp*                                              87,500
     57,200 Seagram Company Ltd                                        2,302,300
     20,800 Shaw Industries Inc                                          221,000
      3,100 Springs Industries Inc Class A                               163,525
     12,200 Starbucks Corp*                                              475,031
      7,700 Stride Rite Corp                                              99,138
     14,700 The Times Mirror Co Class A                                  812,175
      5,400 Tiffany & Co                                                 249,410
     18,900 Tribune Co                                                   908,372
      9,500 Tupperware Corp                                              346,750






     33,350 Tyson Foods Inc Class A                                      637,819
     28,300 UST Inc                                                      785,325
      9,500 Unifi Inc                                                    355,063
     24,600 Unilever NV ADR                                            5,362,800
      5,500 Universal Corp                                               174,625
      4,000 Universal Foods Corp                                         152,500
      9,800 VF Corp                                                      830,550
     15,000 Viad Corp                                                    288,750
      8,100 Warnaco Group Inc Class A                                    258,188
      1,600 Washington Post Co Class B                                   636,800
      8,600 Willamette Industries Inc                                    602,000
     17,900 Wm Wrigley Jr Co                                           1,199,300
                                                                    $130,193,511

MFTG - INDUSTRIAL PRODS   --- 11.9%
     51,150 3Com Corp*                                                 2,301,750
      5,875 A Schulman Inc                                               144,672
      4,200 AK Steel Holding Corp*                                       185,325
    119,300 Abbott Laboratories*                                       7,963,275
     16,900 Air Products & Chemicals Inc*                              1,373,125
     10,700 Airgas Inc*                                                  211,988
      4,800 Albany International Corp Class A*                           108,000
      8,650 Albemarle Corp*                                              182,186
     35,000 Alcan Aluminium Ltd*                                       1,214,045
     27,050 Allegheny Teledyne Inc*                                      730,350
     26,700 Aluminum Company of America*                               2,012,513
     13,200 Alza Corp*                                                   382,800
     99,300 American Home Products Corp*                               7,596,450
     16,500 Armco Inc*                                                    63,938
      6,200 Armstrong World Industries Inc*                              454,925
      3,900 Arvin Industries Inc*                                        106,275
      4,700 Ball Corp*                                                   141,291
     30,663 Bay Networks Inc*                                            814,471
      8,300 Bemis Company Inc*                                           358,975
     17,450 Bethlehem Steel Corp*                                        182,126
      4,500 Betz Laboratories Inc*                                       297,000
      6,100 Bowater Inc                                                  282,125
      2,500 Brush Wellman Inc                                             52,343
     10,900 Cabot Corp                                                   309,288
      6,200 Calgon Carbon Corp                                            86,025
     11,300 Callaway Golf Co                                             401,150
      4,700 Carlisle Companies Inc                                       163,913
      3,000 Carpenter Technology Corp                                    137,250
     11,400 Case Corp                                                    785,175
     29,100 Caterpillar Inc                                            3,124,613
     10,900 Centocor Inc*                                                338,576
     14,700 Champion International Corp                                  812,175
     26,600 Chiron Corp*                                                 555,275
      6,250 Cincinnati Milacron Inc                                      162,106
      7,900 Clorox Co                                                  1,042,800
      7,000 Consolidated Papers Inc                                      378,000
     18,200 Cooper Industries Inc                                        905,450
     12,100 Cooper Tire & Rubber Co                                      266,200
     35,300 Corning Inc                                                1,963,563
      7,100 Crane Co                                                     296,865
     11,400 Crompton & Knowles Corp                                      253,650
     19,800 Crown Cork & Seal Company Inc                              1,058,053
      7,000 Cytec Industries Inc*                                        261,625
      9,200 Danaher Corp                                                 467,470
     39,300 Deere & Co                                                 2,156,588
      3,700 Dexter Corp                                                  118,400
     17,300 Dover Corp                                                 1,063,950
     35,900 Dow Chemical Co                                            3,127,788







    174,100 EI DuPont De Nemours & Co                                 10,946,538
     37,900 EMC Corp*                                                  1,478,100
     12,000 Eastman Chemical Co                                          762,000
     10,100 Ecolab Inc                                                   482,275
     22,500 Engelhard Corp                                               471,083
     18,400 Ethyl Corp                                                   170,200
      4,000 Ferro Corp                                                   148,248
      6,300 First Brands Corp                                            144,503
      5,400 Georgia Gulf Corp                                            156,935
     24,000 Goodyear Tire & Rubber Co                                  1,519,488
      9,300 Great Lakes Chemical Corp                                    487,088
     11,400 Guidant Corp                                                 969,000
      2,200 HB Fuller Co                                                 121,000
      7,650 Harnischfeger Industries Inc                                 317,475
      7,700 Harsco Corp                                                  311,850
     15,400 Hercules Inc                                                 737,275
     14,400 IMC Global Inc                                               504,000
     18,200 ITT Industries Inc                                           468,650
     38,400 Illinois Tool Works Inc                                    1,917,581
     16,700 Ingersoll-Rand Co                                          1,031,225
      7,600 Inland Steel Industries Inc                                  198,550
     13,300 James River Corporation of Virginia                          492,100
      2,600 Kaydon Corp                                                  129,025
      4,000 Kennametal Inc                                               172,000
     86,280 Kimberly-Clark Corp                                        4,292,430
      7,100 Lawter International Inc                                      89,638
      8,900 Lubrizol Corp                                                373,239
      2,300 Lukens Inc                                                    43,268
     12,500 Lyondell Petrochemical Co                                    272,650
      8,000 MA Hanna Co                                                  230,496
     11,300 Mallinckrodt Inc                                             429,400
      8,100 Mead Corp                                                    504,225
      6,800 Millipore Corp                                               299,200
      3,500 Minerals Technologies Inc                                    131,250
     64,200 Minnesota Mining & Manufacturing Co                        6,548,400
      4,700 Modine Manufacturing Co                                      139,825
     91,200 Monsanto Co                                                3,927,254
     13,700 Moore Corporation Ltd                                        269,712
     21,600 Morton International Inc                                     652,039
     19,000 Mylan Laboratories Inc                                       280,250
      1,100 NCH Corp                                                      68,750
      1,300 Nacco Industries Inc Class A                                  73,368
     10,200 Nalco Chemical Co                                            393,975
      2,700 Nordson Corp                                                 173,475
     13,500 Nucor Corp                                                   762,750
      8,000 Olin Corp                                                    312,496
      4,000 Oregon Steel Mills Inc                                        79,748
      6,600 PH Glatfelter Co                                             132,000
     27,800 PPG Industries Inc                                         1,615,875
     19,700 Pall Corp                                                    458,025
     11,450 Parker Hannifin Corp                                         694,866
      5,900 Pentair Inc                                                  193,963
     11,900 Perrigo Co*                                                  148,750
     99,600 Pfizer Inc                                                11,902,200
     78,260 Pharmacia & Upjohn Inc                                     2,719,535
      4,500 Potlatch Corp                                                203,625
     24,300 Praxair Inc                                                1,360,800
      3,750 Precision Castparts Corp                                     223,594
      3,700 RP Scherer Corp*                                             191,013
     12,225 RPM Inc (Ohio)                                               224,634
      6,700 Raychem Corp                                                 498,313
     11,200 Reynolds Metals Co                                           798,000
     32,800 Rockwell International Corp                                1,935,200






      9,500 Rohm & Haas Co                                               855,589
    112,800 Schering-Plough Corp                                       5,400,300
      6,600 Sealed Air Corp*                                             313,500
      1,600 Sequa Corp Class A*                                           90,200
     26,500 Sherwin-Williams Co                                          818,188
     15,600 Sigma Aldrich Corp                                           546,967
      9,500 Snap-On Inc                                                  374,063
     14,070 Sonoco Products Co                                           428,249
      3,400 Southdown Inc                                                148,325
      5,200 Stewart & Stevenson Services Inc                             135,200
     15,500 Stone Container Corp Series E*                               221,836
      5,800 Tambrands Inc                                                289,275
      3,400 Tecumseh Products Co Class A                                 203,575
      8,600 Temple-Inland Inc                                            464,400
      8,400 The BF Goodrich Co                                           363,821
     13,700 The Stanley Works                                            548,000
      9,800 The Timken Co                                                348,508
      6,700 Trinity Industries Inc                                       212,725
     25,900 Tyco International Ltd*                                    1,801,656
     44,300 USX-Marathon Group                                         1,279,163
     13,300 USX-US Steel Group                                           466,325
     10,800 Union Camp Corp                                              540,000
     19,300 Union Carbide Corp                                           908,297
     10,500 Unisource Worlwide Inc                                       168,000
     11,500 United States Filter Co*                                     313,375
      4,900 Varco International Inc*                                     158,025
     11,200 WR Grace & Co                                                617,400
     41,800 Warner-Lambert Co                                          5,193,650
      6,700 Watson Pharmaceuticals Inc*                                  283,075
      4,200 Watts Industries Inc Class A                                 100,800
      5,691 Wausau Paper Mills Co                                        107,418
      4,900 Wellman Inc                                                   85,138
     15,850 Westvaco Corp                                                498,276
      8,900 Witco Corp                                                   337,639
     15,050 Worthington Industries Inc                                   275,596
                                                                    $140,076,870

MINING                    --- 0.6%
      8,600 Alumax Inc*                                                  326,258
      6,700 Asarco Inc*                                                  205,188
     57,416 Barrick Gold Corp*                                         1,263,152
     35,800 Battle Mountain Gold Co*                                     203,595
      3,600 Calmat Co                                                     77,400
      1,800 Cleveland-Cliffs Inc                                          73,350
     14,500 Cyprus Amax Minerals Co                                      355,250
     21,600 Echo Bay Mines Ltd*                                          124,200
     30,894 Freeport-McMoran Copper & Gold Inc Class B                   961,576
     22,900 Homestake Mining Co                                          299,120
     25,650 Inco Ltd                                                     771,090
      1,300 Maxxam Inc*                                                   60,775
     24,024 Newmont Mining Corp                                          936,936
      9,500 Phelps Dodge Corp                                            809,277
     37,300 Placer Dome Inc                                              610,788
      5,200 Vulcan Materials Co                                          408,200
                                                                      $7,486,155

OIL & GAS                 --- 8.4%
     14,300 Amerada Hess Corp*                                           794,537
     76,200 Amoco Corp*                                                6,624,599
      9,100 Anadarko Petroleum Corp*                                     546,000
     14,050 Apache Corp*                                                 456,625
     11,400 Ashland Inc*                                                 528,675
     49,600 Atlantic Richfield Co*                                     3,496,800







      6,000 BJ Services Company USA*                                     321,750
     22,400 Baker Hughes Inc*                                            866,589
     19,200 Burlington Resources Inc                                     847,200
    100,800 Chevron Corp                                               7,452,850
     16,300 Coastal Corp                                                 866,948
     27,150 Dresser Industries Inc                                     1,011,338
     11,000 Ensco International Inc*                                     580,250
     11,000 Enserch Corp                                                 244,750
    383,000 Exxon Corp                                                23,554,500
      5,150 Giddings & Lewis Inc                                         107,506
     26,600 Global Marine Inc*                                           618,450
     19,500 Halliburton Co                                             1,545,375
      3,900 Helmerich & Payne Inc                                        224,738
      7,300 Kerr-McGee Corp                                              462,638
      5,350 Lousiana Land & Exploration Co                               305,619
      8,300 Mapco Inc                                                    261,450
      8,600 McDermott International Inc                                  251,008
    121,300 Mobil Corp                                                 8,475,838
      7,000 Murphy Oil Corp                                              341,250
     15,050 Nabors Industries Inc*                                       376,250
      8,900 Noble Affiliates Inc                                         344,314
     20,600 Noble Drilling Corp*                                         464,777
     50,800 Occidental Petroleum Corp                                  1,273,150
     16,400 Oryx Energy Co*                                              346,450
      5,500 Parker & Parsley Petroleum Co                                194,563
     11,700 Parker Drilling Co*                                          130,163
      7,300 Pennzoil Co                                                  560,275
     40,600 Phillips Petroleum Co                                      1,776,250
      5,550 Quaker State Corp                                             84,638
     15,400 Ranger Oil Ltd                                               143,405
     13,400 Rowan Companies Inc*                                         377,706
    330,800 Royal Dutch Petroleum Co ADR*                             17,863,200
     15,600 Santa Fe Energy Resources Inc*                               229,117
     38,000 Schlumberger Ltd                                           4,750,000
      6,300 Smith International Inc*                                     382,725
     11,400 Sun Company Inc                                              353,400
     40,600 Texaco Inc                                                 4,415,250
     24,200 Tosco Corp                                                   724,475
      7,800 Transocean Offshore Inc                                      566,475
     11,686 Ultramar Diamond Shamrock Corp                               381,256
     39,066 Union Pacific Resources Group Inc                            971,767
     38,500 UnoCal Corp                                                1,494,262
      8,126 Weatherford Enterra Inc*                                     312,851
                                                                     $99,304,002

OTHER ASSET-BACKED        --- 0.1%
     20,900 Green Tree Financial Corp                                    744,563
     15,375 Southtrust Corp                                              636,141
                                                                      $1,380,704

OTHER TRANS. SERVICES     --- 0.2%
      3,900 APL Ltd                                                      121,875
      7,100 Alexander & Baldwin Inc*                                     185,488
      6,100 Caliber System Inc                                           227,225
      5,800 FMC Corp*                                                    460,735
     17,600 Federal Express Corp*                                      1,016,400
      3,800 GATX Corp                                                    219,450
      5,700 JB Hunt Transport Services Inc                                84,788
      5,700 Overseas Shipholding Group Inc                               111,863
      9,400 Tidewater Inc                                                413,600
                                                                      $2,841,424

RAILROADS                 --- 0.8%







     23,700 Burlington Northern Santa Fe Corp                          2,130,038
     33,500 CSX Corp                                                   1,859,250
      9,550 Illinois Central Corp Class A                                333,648
      5,500 Kansas City Southern Industries Inc                          354,750
     19,300 Norfolk Southern Corp                                      1,944,475
     38,000 Union Pacific Corp                                         2,679,000
                                                                      $9,301,161

RETAIL TRADE              --- 5.2%
     38,600 Albertson's Inc*                                           1,408,900
     22,500 American Stores Co*                                        1,110,938
      4,000 AnnTaylor Stores Corp*                                        78,000
     23,500 Autozone Inc*                                                553,707
      6,700 Best Buy Inc*                                                 99,663
      6,600 Bob Evans Farms Inc*                                         111,784
     12,100 Brinker International Inc*                                   172,425
      7,000 Buffets Inc*                                                  59,059
     16,400 Charming Shoppes Inc*                                         85,575
     15,100 Circuit City Stores Inc                                      536,986
      7,425 Claire's Stores Inc                                          129,938
     12,968 Consolidated Stores Corp*                                    450,638
      9,500 Cracker Barrel Old Country Store Inc                         251,750
     23,800 Darden Restaurants Inc                                       215,676
     33,400 Dayton Hudson Corp                                         1,776,446
     17,500 Dillards Inc Class A                                         605,938
     14,102 Dollar General Corp                                          528,825
      3,900 Donaldson Company Inc                                        148,200
      4,300 Duty Free International Inc                                   80,625
      8,900 Family Dollar Stores Inc                                     242,525
      5,900 Fastenal Co                                                  289,100
     32,000 Federated Department Stores Inc*                           1,112,000
      7,200 Fingerhut Companies Inc                                      125,546
     26,500 Fortune Brands Inc                                           988,768
      4,000 Fred Meyer Inc*                                              206,748
     42,200 Gap Inc                                                    1,640,525
      6,400 Gencorp Inc                                                  148,000
     27,675 Genuine Parts Co                                             937,491
      9,300 Giant Food Inc Class A                                       303,413
      6,000 Great Atlantic & Pacific Tea Company Inc                     163,122
      3,300 Hancock Fabrics Inc                                           45,375
      6,600 Hannaford Brothers Co                                        234,709
      8,325 Heilig-Meyers Co                                             163,378
     74,900 Home Depot Inc                                             5,163,381
      5,500 Intelligent Electronics Inc*                                  15,466
      3,400 International Dairy Queen Inc Class A*                        81,600
     38,100 JC Penney & Company Inc                                    1,988,325
     74,800 K Mart Corp*                                                 916,300
     11,500 Kohls Corp*                                                  608,776
     39,100 Kroger Co*                                                 1,133,900
     41,800 Limited Inc                                                  846,450
      6,400 Lone Star Steakhouse & Saloon Inc*                           166,400
      6,100 Longs Drug Stores Corp                                       159,741
     26,600 Lowe's Companies Inc                                         987,525
      3,800 MacFrugal's Bargains-Close-Outs Inc*                         103,550
     36,500 May Department Stores Co                                   1,724,625
    106,400 McDonald's Corp                                            5,140,397
      5,700 Mercantile Stores Company Inc                                358,741
      5,400 Micro Warehouse Inc*                                          92,475
     12,400 Nordstrom Inc                                                608,369
     24,525 Office Depot Inc*                                            476,692
     19,250 Officemax Inc*                                               277,912
      7,400 Outback Steakhouse Inc*                                      178,984
      8,300 Owens Corning                                                357,938






      6,216 Payless Shoesource Inc*                                      339,934
      9,500 Pep Boys - Manny Moe & Jack                                  323,589
     18,900 Rite Aid Corp                                                942,638
      7,300 Ruddick Corp                                                 120,450
      3,150 Sbarro Inc                                                    87,413
     60,400 Sears Roebuck & Co                                         3,246,500
     15,500 Service Merchandise Co Inc*                                   46,500
     25,270 Staples Inc*                                                 587,528
     24,200 TJX Companies Inc                                            638,275
      8,300 Tandy Corp                                                   464,800
     44,000 Toys R Us Inc*                                             1,540,000
     13,100 Viking Office Products Inc*                                  248,900
      5,100 Waban Inc*                                                   164,154
    349,500 Wal-Mart Stores Inc                                       11,817,294
     37,900 Walgreen Co                                                2,032,388
     20,200 Wendy's International Inc                                    523,927
     22,900 Winn-Dixie Stores Inc                                        853,025
     20,900 Woolworth Corp*                                              501,600
                                                                     $60,872,235

SECURITIES & COMMODITIES  --- 1.0%
      9,850 AG Edwards Inc                                               421,088
     18,553 Bear Stearns Companies Inc*                                  634,271
     26,950 Charles Schwab & Company Inc                               1,096,515
     19,375 Franklin Resources Inc                                     1,405,889
     51,100 Merrill Lynch & Co Inc                                     3,046,838
     88,381 Morgan Stanley, Dean Witter, Discover and Co               3,805,863
     14,300 Paine Webber Group Inc                                       500,500
     16,600 Salomon Inc                                                  923,375
      9,000 T Rowe Price & Associates Inc                                464,625
                                                                     $12,298,964

TELEPHONE                 --- 4.0%
     20,100 ADC Telecommunications Inc*                                  670,838
      5,700 Aliant Communications Inc*                                   111,150
     28,700 Alltel Corp*                                                 959,642
     84,700 Ameritech Corp*                                            5,754,264
     67,500 Bell Atlantic Corp*                                        5,121,563
    153,100 Bellsouth Corp*                                            7,100,013
      9,400 Century Telephone Enterprises Inc                            316,658
     25,600 Frontier Corp                                                510,387
    147,300 GTE Corp                                                   6,462,788
    105,900 MCI Communications Corp                                    4,053,958
     67,900 Nynex Corp                                                 3,912,738
    140,717 SBC Communications Inc                                     8,706,864
     10,300 Southern New England Telecommunications Corp                 400,413
     66,350 Sprint Corp                                                3,491,669
                                                                     $47,572,945

TRANSPORTATION            --- 0.0%
      7,100 CNF Transportation Inc                                       228,975
                                                                        $228,975

TRANSPORTATION EQUIPMENT  --- 3.7%
     43,600 Allied-Signal Inc*                                         3,662,400
    106,100 Chrysler Corp                                              3,481,353
      5,900 Cummins Engine Company Inc                                   416,316
     15,900 Dana Corp                                                    604,200
     11,900 Eaton Corp                                                 1,039,013
      9,700 Echlin Inc                                                   349,200
      5,500 Federal-Mogul Corp                                           192,500
      5,500 Fleetwood Enterprises Inc                                    163,966
    183,500 Ford Motor Co                                              6,927,125







      9,600 General Dynamics Corp                                        720,000
    112,400 General Motors Corp                                        6,259,219
     11,800 Harley-Davidson Inc                                          565,657
     29,741 Lockheed Martin Corp                                       3,080,037
     32,300 McDonnell Douglas Corp                                     2,212,550
     11,490 Navistar International Corp*                                 198,203
      5,420 Newport News Shipbuilding Inc                                105,349
      9,000 Northrop Grumman Corp                                        790,308
     11,940 Paccar Inc                                                   554,458
      3,900 Rohr Inc*                                                     85,554
      9,200 Sundstrand Corp                                              496,800
      4,400 Superior Industries International Inc                        116,600
     19,200 TRW Inc                                                    1,090,790
     25,400 Textron Inc                                                1,685,925
    111,196 The Boeing Co*                                             5,900,282
      2,900 Thiokol Corp                                                 203,000
     36,500 United Technologies Corp                                   3,029,500
                                                                     $43,930,305

U.S. GOVERNMENTS          --- 0.3%
    107,200 Federal Home Loan Mortgage Corp                            3,685,000
                                                                      $3,685,000

WATER                     --- 0.0%
     12,300 American Water Works Company Inc*                            262,913
                                                                        $262,913

WHOLESALE TRADE - INDL    --- 0.0%
      1,800 Lawson Products Inc                                           48,600
      6,900 McKesson Corp                                                534,750
                                                                        $583,350

WHOLESALE TRADE -CONSUMER --- 1.9%
     15,900 Avery Dennison Corp*                                         637,988
      7,800 Bergen Brunswig Corp Class A*                                217,425
     16,730 Cardinal Health Inc                                          957,793
     32,571 Costco Companies Inc*                                      1,070,772
      5,900 Fleming Companies Inc                                        106,200
     44,500 Nike Inc Class B                                           2,597,688
    104,500 Procter & Gamble Co                                       14,760,625
      4,600 Rayonier Inc                                                 193,485
      8,600 Reebok International Ltd*                                    403,658
      2,800 Stanhome Inc                                                  92,050
     10,400 SuperValu Inc                                                358,800
     26,900 Sysco Corp                                                   981,781
                                                                     $22,378,265

TOTAL COMMON STOCK --- 98.9%                                      $1,163,403,955
(Cost )

SHORT-TERM INVESTMENTS

SECURITIES & COMMODITIES  --- 1.1%
 12,632,000 Merrill Lynch & Co Inc                                    12,632,000
                                                                     $12,632,000

TOTAL SHORT-TERM INVESTMENTS --- 1.1%                                $12,632,000
(Cost $12,632,000)

TOTAL STOCK INDEX PORTFOLIO --- 100.0%                            $1,176,035,955
(Cost )









Maxim Series Fund

Total Return Portfolio

BONDS

U.S. GOVERNMENTS          --- 21.2%
  4,000,000 United States of America                                   4,170,000
            Treasury Notes
            7.250% August 15, 2004
                                                                      $4,170,000

TOTAL BONDS --- 21.2%                                                 $4,170,000
(Cost $4,115,818)

COMMON STOCK

COMMUNICATIONS            --- 1.5%
      3,000 Jacor Communications Inc Class A*                            114,750
      8,200 Westinghouse Electric Corp                                   189,625
                                                                        $304,375

CONSUMER SERVICES         --- 4.2%
      4,100 ADT Ltd*                                                     135,300
      1,700 Eli Lilly & Co                                               185,830
      4,798 MedPartners Inc*                                             103,757
      6,200 Philip Services Corp*                                         98,425
      4,800 Service Corporation International                            157,800
      5,200 Tenet Healthcare Corp*                                       153,722
                                                                        $834,834

CREDIT INSTITUTIONS       --- 3.5%
      2,400 American Express Co                                          178,800
      2,800 BankAmerica Corp                                             180,774
      1,900 First Bank System Inc                                        162,213
      3,700 Mellon Bank Corp                                             166,963
                                                                        $688,750

ELECTRONICS - HIGH TECH   --- 4.2%
      2,100 Boston Scientific Corp*                                      129,018
      1,800 Compaq Computer Corp*                                        178,650
      1,100 Intel Corp                                                   155,993
      1,900 International Business Machines Corp                         171,355
      2,300 Perkin-Elmer Corp                                            182,993
                                                                        $818,009

HOLDING & INVEST. OFFICES --- 2.1%
      1,600 Chase Manhattan Corp                                         155,299
      2,900 Equity Residential Properties Trust                          137,750
      2,600 MGIC Investment Corp                                         124,636
                                                                        $417,685

INDEPENDENT POWER PROD    --- 0.7%
      3,800 Calenergy Inc*                                               144,400
                                                                        $144,400

INDUSTRIAL SERVICES       --- 2.6%
      3,200 Fiserv Inc*                                                  142,800
      2,700 Lucent Technologies Inc                                      194,567
      1,400 Microsoft Corp*                                              176,925
                                                                        $514,292

INSURANCE                 --- 1.9%







      2,400 Allstate Corp                                                175,200
      1,300 American International Group Inc                             194,188
                                                                        $369,388

MFTG - CONSUMER PRODS.    --- 2.9%
      2,700 Anheuser-Busch Companies Inc                                 113,230
      3,400 Campbell Soup Co                                             170,000
      2,500 Coca-Cola Co                                                 168,750
      2,600 Samsonite Corp*                                              114,725
                                                                        $566,705

MFTG - INDUSTRIAL PRODS   --- 2.9%
      1,800 Aluminum Company of America                                  135,675
      3,100 Lear Corp*                                                   137,563
      1,700 Pfizer Inc                                                   203,150
      3,650 United States Filter Co*                                      99,463
                                                                        $575,851

MINING                    --- 1.6%
      2,200 Newmont Mining Corp                                           85,800
      1,400 Phelps Dodge Corp                                            119,262
      1,500 Potash Corporation of Saskatchewan Inc                       112,593
                                                                        $317,655

OIL & GAS                 --- 4.5%
      3,100 Coastal Corp                                                 164,880
      3,400 Devon Energy Corp                                            124,950
      3,900 Nabors Industries Inc*                                        97,500
      4,600 Newpark Resources Inc*                                       155,250
      1,400 Schlumberger Ltd                                             175,000
      1,600 Texaco Inc                                                   174,000
                                                                        $891,580

RETAIL TRADE              --- 1.0%
      3,500 Walgreen Co                                                  187,688
                                                                        $187,688

SECURITIES & COMMODITIES  --- 0.7%
      3,600 Charles Schwab & Company Inc                                 146,473
                                                                        $146,473

TRANSPORTATION            --- 0.8%
      4,800 CNF Transportation Inc                                       154,800
                                                                        $154,800

TRANSPORTATION EQUIPMENT  --- 2.0%
      3,600 Chrysler Corp                                                118,120
      5,500 Mascotech Inc                                                114,813
      3,000 The Boeing Co                                                159,186
                                                                        $392,119

WHOLESALE TRADE -CONSUMER --- 0.9%
      1,200 Procter & Gamble Co                                          169,500
                                                                        $169,500

TOTAL COMMON STOCK --- 38.1%                                          $7,494,104
(Cost $5,362,231)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS       --- 17.8%
  3,500,000 Ford Motor Credit Co                                       3,499,613
                                                                      $3,499,613








SECURITIES & COMMODITIES  --- 17.8%
  3,490,000 Merrill Lynch & Co Inc                                     3,490,000
                                                                      $3,490,000

TELEPHONE                 --- 5.1%
  1,000,000 American Telephone & Telegraph Co                          1,000,000
                                                                      $1,000,000

TOTAL SHORT-TERM INVESTMENTS --- 40.7%                                $7,989,613
(Cost $7,989,613)

TOTAL TOTAL RETURN PORTFOLIO --- 100.0%                              $19,653,717
(Cost $17,467,662)


Maxim Series Fund

U S Government Securities Portfolio

BONDS

AGENCY                    --- 84.7%
  3,000,000 Federal Farm Credit Bank                                   2,987,400
            Medium Term Notes
            6.320% June 4, 2001
  1,266,663 Federal Home Loan Mortgage Corp                            1,225,876
            Pool #30148
            6.500% August 1, 2023
    131,310 Federal Home Loan Mortgage Corp                              127,657
            Pool #E57977
            6.000% April 1, 2009
    108,802 Federal Home Loan Mortgage Corp                              105,776
            Pool #E57809
            6.000% April 1, 2009
    208,564 Federal Home Loan Mortgage Corp                              202,762
            Pool #E58713
            6.000% May 1, 2009
    701,167 Federal Home Loan Mortgage Corp                              684,760
            Pool #M70044
            6.000% March 1, 2009
    862,346 Federal Home Loan Mortgage Corp                              932,455
            Pool #G00300
            9.500% April 1, 2025
    552,463 Federal Home Loan Mortgage Corp                              537,094
            Pool #G10205
            6.000% May 1, 2009
  1,576,958 Federal Home Loan Mortgage Corp                            1,533,087
            Pool #G10331
            6.000% September 1, 2009
    115,262 Federal Home Loan Mortgage Corp                              112,300
            Pool #E00241
            6.000% October 1, 2008
  1,390,998 Federal Home Loan Mortgage Corp                            1,374,501
            Pool #E00177
            6.500% December 1, 2007
    205,116 Federal Home Loan Mortgage Corp                              199,845
            Pool #E55428
            6.000% January 1, 2009
     40,457 Federal Home Loan Mortgage Corp                               42,015
            Pool #730096
            10.000% July 1, 2005
    730,964 Federal Home Loan Mortgage Corp                              806,253







            Pool #260025
            10.250% October 1, 2010
    438,836 Federal Home Loan Mortgage Corp                              449,412
            Pool #220010
            8.750% August 1, 2001
    177,293 Federal Home Loan Mortgage Corp                              172,361
            Pool #E58355
            6.000% April 1, 2009
    843,126 Federal Home Loan Mortgage Corp                            1,007,620
            Pool #N70016
            11.000% July 1, 2020
  1,933,092 Federal Home Loan Mortgage Corp                            2,009,256
            Pool #G00256
            8.000% November 1, 2023
  2,917,133 Federal Home Loan Mortgage Corp                            2,991,870
            Pool #G00411
            8.000% November 1, 2025
    380,140 Federal Home Loan Mortgage Corp                              369,565
            Pool #G10257
            6.000% July 1, 2009
    450,596 Federal Home Loan Mortgage Corp                              438,060
            Pool #E00291
            6.000% April 1, 2009
     83,920 Federal Home Loan Mortgage Corp                               88,250
            Pool #730105
            10.000% July 1, 2005
  1,500,000 Federal Home Loan Mortgage Corp                            1,510,800
            Gold TBA
            7.500% December 1, 2026
  1,319,733 Federal National Mortgage Association                      1,265,756
            Pool #331689
            6.500% February 1, 2026
    559,027 Federal National Mortgage Association                        595,700
            Pool #039271
            8.950% December 1, 2016
    934,896 Federal National Mortgage Association                        945,273
            Pool #288761
            7.500% October 1, 2024
  1,696,921 Federal National Mortgage Association                      1,715,757
            Pool #288735
            7.500% August 1, 2024
    885,980 Federal National Mortgage Association                        922,199
            Pool #124652
            8.500% July 1, 2022
    893,117 Federal National Mortgage Association                        877,755
            Pool #288916
            6.500% May 1, 2011
  1,982,850 Federal National Mortgage Association                      2,004,859
            Pool #288748
            7.500% September 1, 2024
  1,024,558 Federal National Mortgage Association                        952,326
            CMO Series 1993-68 Class Z
            6.000% May 25, 2008
  3,168,049 Federal National Mortgage Association                      3,328,352
            Pool #303583
            8.500% April 1, 2025
  2,000,000 Federal National Mortgage Association                      2,046,200
            TBA
            8.000% January 1, 2024
  1,790,338 Federal National Mortgage Association                      1,762,373
            Pool #303450
            7.000% August 1, 2025
  1,286,279 Government National Mortgage Association                   1,384,423







            Pool #248357
            9.000% July 15, 2018
  1,897,818 Government National Mortgage Association                   1,910,344
            Pool #399917
            7.500% April 15, 2026
  6,412,758 Government National Mortgage Association                   6,316,566
            Pool #417239
            7.000% February 15, 2026
  1,273,245 Government National Mortgage Association II                1,301,511
            Pool #2059
            8.000% August 20, 2025
    135,971 Government National Mortgage Association II                  146,549
            Pool #001831
            9.500% May 20, 2022
  2,492,000 US Department of Veteran Affairs                           2,438,743
            Vendee Trust Ser 1996-1 Cl 1d
            6.750% October 15, 2016
  1,000,000 US Department of Veteran Affairs                             977,100
            Vendee Trust Ser 1996-3 Cl 1e
            6.750% August 15, 2020
                                                                     $50,800,761

U.S. GOVERNMENTS          --- 5.0%
  1,000,000 United States of America                                   1,008,280
            Treasury Notes
            6.625% May 15, 2007
  2,000,000 United States of America                                   2,008,120
            Treasury Notes
            6.500% May 31, 2002
                                                                      $3,016,400

TOTAL BONDS --- 89.7%                                                $53,817,161
(Cost $52,696,912)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS       --- 3.3%
  2,000,000 Ford Motor Credit Co                                       1,996,006
                                                                      $1,996,006

ELECTRONICS - HIGH TECH   --- 2.5%
  1,500,000 General Electric Co                                        1,497,005
                                                                      $1,497,005

SECURITIES & COMMODITIES  --- 4.5%
  2,698,000 Merrill Lynch & Co Inc                                     2,698,000
                                                                      $2,698,000

TOTAL SHORT-TERM INVESTMENTS --- 10.3%                                $6,191,011
(Cost $6,191,011)

TOTAL U S GOVERNMENT SECURITIES PORTFOLIO --- 100.0%                 $60,008,172
(Cost $58,887,923)


Great-West Life & Annuity Insurance Company

Variable Annuity Account

COMMON STOCK

COMMUNICATIONS            --- 1.2%
      2,800 AT&T Corp                                                     98,174







                                                                         $98,174

CONSUMER SERVICES         --- 4.4%
      2,600 Bausch & Lomb Inc                                            122,525
      3,500 CR Bard Inc                                                  127,092
      2,700 King World Productions Inc                                    94,500
                                                                        $344,117

CREDIT INSTITUTIONS       --- 4.0%
      1,500 American Express Co                                          111,750
      3,100 First Hawaiian Inc                                           105,788
      2,200 Mellon Bank Corp                                              99,275
                                                                        $316,813

ELECTRIC                  --- 2.5%
      3,800 Baltimore Gas & Electric Co                                  101,411
      3,300 Consolidated Edison Company of New York Inc                   97,142
                                                                        $198,553

ELECTRONICS - HIGH TECH   --- 6.5%
      2,300 Aeroquip-Vickers Inc                                         108,675
      5,000 International Game Technology                                 88,750
      2,700 Johnson Controls Inc                                         110,867
      4,200 Maytag Corp                                                  109,725
      1,800 Varian Associates Inc                                         97,650
                                                                        $515,667

ENVIRONMENTAL SERVICES    --- 1.3%
      4,700 Ogden Corp                                                   102,225
                                                                        $102,225

GAS                       --- 1.4%
      4,500 Washington Gas Light Co                                      113,063
                                                                        $113,063

HIGHWAYS                  --- 1.3%
      3,000 Ryder System Inc                                              99,000
                                                                         $99,000

HOLDING & INVEST. OFFICES --- 2.5%
      2,000 Equity Residential Properties Trust                           95,000
      2,200 MGIC Investment Corp                                         105,461
                                                                        $200,461

INDUSTRIAL SERVICES       --- 5.4%
      3,000 Deluxe Corp                                                  102,375
      4,200 Kelly Services Inc Class A                                   131,775
      3,400 Reynolds & Reynolds Co Class A                                53,550
      5,500 True North Communications Inc                                136,125
                                                                        $423,825

INSURANCE                 --- 4.4%
      1,600 Allstate Corp                                                116,800
        800 American International Group Inc                             119,500
      3,000 Arthur J Gallagher & Co                                      113,250
                                                                        $349,550

MFTG - CONSUMER PRODS.    --- 9.3%
      3,100 American Greetings Corp Class A                              115,088
      2,300 Anheuser-Busch Companies Inc                                  96,455
      3,000 Brown Group Inc                                               56,061
      1,500 Kellogg Co                                                   128,438
      2,200 Lancaster Colony Corp                                        106,425







      2,800 Leggett & Platt Inc                                          120,400
      2,100 Springs Industries Inc Class A                               110,775
                                                                        $733,642

MFTG - INDUSTRIAL PRODS   --- 25.7
      4,800 Albany International Corp Class A                            108,000
      1,500 American Home Products Corp                                  114,750
      1,700 Bandag Inc                                                    83,300
      2,700 Chemed Corp                                                  101,080
      3,900 Cooper Tire & Rubber Co                                       85,800
      1,800 EI DuPont De Nemours & Co                                    113,175
      1,900 Goodyear Tire & Rubber Co                                    120,293
      2,400 Hercules Inc                                                 114,900
      2,000 Kennametal Inc                                                86,000
      2,700 Mallinckrodt Inc                                             102,600
      1,800 Mead Corp                                                    112,050
      3,800 Modine Manufacturing Co                                      113,050
      5,000 Moore Corporation Ltd                                         98,435
      1,600 NCH Corp                                                     100,000
      2,900 Pharmacia & Upjohn Inc                                       100,775
      1,700 Tecumseh Products Co Class A                                 101,788
      3,600 The Timken Co                                                128,023
      3,400 USX-US Steel Group                                           119,211
      3,800 Westvaco Corp                                                119,461
                                                                      $2,022,691

MINING                    --- 1.4%
      1,300 Phelps Dodge Corp                                            110,743
                                                                        $110,743

OIL & GAS                 --- 6.6%
      1,100 Amoco Corp                                                    95,631
      1,400 Atlantic Richfield Co                                         98,700
      2,100 Coastal Corp                                                 111,693
      1,600 Mobil Corp                                                   111,800
      4,000 Occidental Petroleum Corp                                    100,248
                                                                        $518,072

OTHER TRANS. SERVICES     --- 1.3%
      3,800 Alexander & Baldwin Inc                                       99,275
                                                                         $99,275

RETAIL TRADE              --- 5.2%
      3,000 Blair Corp                                                    43,125
      5,400 Limited Inc                                                  109,350
      4,000 Luby's Cafeterias Inc                                         79,748
      3,500 Sbarro Inc                                                    97,125
      3,500 TJ International Inc                                          82,250
                                                                        $411,598

TELEPHONE                 --- 3.0%
      1,700 Bell Atlantic Corp                                           128,988
      1,700 SBC Communications Inc                                       105,188
                                                                        $234,176

TRANSPORTATION EQUIPMENT  --- 2.5%
      3,400 Chrysler Corp                                                111,561
      3,300 Superior Industries International Inc                         87,450
                                                                        $199,011

WHOLESALE TRADE -CONSUMER --- 2.6%
      6,100 Kaman Corp Class A                                            93,783
        800 Procter & Gamble Co                                          113,000







                                                                        $206,783

TOTAL COMMON STOCK --- 92.6%                                          $7,297,439
(Cost $6,449,119)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS       --- 7.4%
    230,000 American Express Credit Corp                                 228,917
    350,000 Ford Motor Credit Co                                         350,000
                                                                        $578,917

TOTAL SHORT-TERM INVESTMENTS --- 7.4%                                   $578,917
(Cost $578,917)

TOTAL VARIABLE ANNUITY ACCOUNT --- 100.0%                             $7,876,356
(Cost $7,028,036)


Maxim Series Fund

Corporate Bond Portfolio

BONDS

AGENCY                    --- 0.4%
    604,143 Federal National Mortgage Association                        536,932
            CMO Series 1993-212 Class Z
            6.000% November 25, 2008
                                                                        $536,932

AIR                       --- 0.4%
     88,400 NWA Trust                                                     95,180
            Notes
            9.360% March 10, 2006
    450,000 United Air Lines Inc                                         440,951
            Pass Through Certificates
            7.870% January 30, 2019
                                                                        $536,131

CANADIAN - FEDERAL        --- 4.8%
  3,763,000 Canada                                                     3,086,989
            Debentures
            8.000% June 1, 2023
  4,650,000 Canadian Residual                                            612,214
            Debentures
            0.000% June 1, 2022
 16,500,000 Canadian Residual                                          2,333,599
            Debentures
            0.000% June 1, 2021
                                                                      $6,032,802

CANADIAN - PROVINCIAL     --- 11.9%
  5,000,000 British Columbia                                             527,649
            Principal Strips
            0.000% August 23, 2024
    275,000 British Columbia                                             214,719
            Debentures
            7.875% November 30, 2023
  2,500,000 British Columbia                                             346,338
            Zero Coupon Bonds
            0.000% September 5, 2020
  1,400,000 British Columbia                                             303,793







            Principal Strips
            0.000% June 9, 2014
  4,100,000 British Columbia                                             498,849
            Principal Strips
            0.000% August 19, 2022
  6,500,000 British Columbia                                           1,497,032
            Principal Strips
            0.000% August 23, 2013
  9,815,000 British Columbia                                           1,243,214
            Debentures
            0.000% June 9, 2022
  1,350,000 British Columbia                                           1,084,221
            Debentures
            8.000% September 8, 2023
  5,000,000 Manitoba                                                     335,444
            Zero Coupon Bonds
            0.000% March 5, 2031
  4,373,000 Manitoba                                                   3,456,905
            Bonds
            7.750% December 22, 2025
  3,550,000 Ontario Hydro                                              3,118,584
            Bonds
            8.900% August 18, 2022
  4,800,000 Ontario Residual                                             586,798
            Zero Coupon Bonds
            0.000% July 13, 2022
  2,165,000 Saskatchewan                                               1,886,697
            Debentures
            8.750% May 30, 2025
                                                                     $15,100,243

COMMUNICATIONS            --- 16.3%
  1,500,000 Arch Communications Group Inc                                795,000
            Senior Discount Notes
            0.000% March 15, 2008
    250,000 CBS Inc                                                      215,655
            Senior Notes
            7.125% November 1, 2023
  2,500,000 Comcast Cable                                              2,725,025
            Corporate Bond
            8.875% May 1, 2017
    250,000 Comcast Corp Class A                                         145,000
            Convertible Notes
            1.125% April 15, 2007
    500,000 Intercel Inc                                                 320,000
            Senior Discount Notes
            0.000% February 1, 2006
    450,000 Nextel Communications Inc Class A                            344,250
            Senior Discount Notes
            % August 15, 2004
    200,000 Rogers Cablesystems of America                               146,207
            Debentures
            9.650% January 15, 2014
    300,000 Rogers Communications Inc                                    169,500
            Convertible Debentures
            2.000% November 26, 2005
  5,250,000 Tele-Communications Inc                                    5,045,250
            Debentures
            7.875% February 15, 2026
    925,000 Tele-Communications Inc                                      903,124
            Debentures
            7.875% August 1, 2013
  2,500,000 Time Warner Entertainment LP                               2,567,475







            Senior Debentures
            8.375% March 15, 2023
    400,000 Time Warner Inc                                              441,796
            Debentures
            9.150% February 1, 2023
    750,000 Time Warner Inc                                              760,073
            Debentures
            8.050% January 15, 2016
  4,000,000 Time Warner Inc                                            1,570,000
            Convertible Senior Notes
            % December 17, 2012
    700,000 Total Access Communication Public Company Ltd                730,625
            Convertible Bonds
            2.000% May 31, 2006
  2,000,000 US West Capital Funding Inc                                2,006,436
            Bonds
            7.900% February 1, 2027
  1,850,000 Westinghouse Electric Corp                                 1,714,506
            Debentures
            7.875% September 1, 2023
                                                                     $20,599,922

CONSTRUCTION              --- 1.0%
    250,000 Hovnanian Enterprises Inc                                    245,000
            Subordinated Notes
            9.750% June 1, 2005
    219,000 Midland-Ross Corp                                            142,350
            Debentures
            6.000% February 15, 2007
    500,000 Pulte Corp                                                   487,555
            Senior Notes
            7.300% October 24, 2005
    450,000 Schuler Homes Inc                                            354,375
            Convertible Sub Debentures
            6.500% January 15, 2003
                                                                      $1,229,280

CONSUMER SERVICES         --- 0.3%
    250,000 Aktiebolaget SKF                                             184,194
            Senior Convertible Unsubord
            0.000% July 26, 2002
    250,000 Envirotest Systems Corp                                      226,250
            Senior Subordinated Notes
            9.625% April 1, 2003
                                                                        $410,444

CREDIT INSTITUTIONS       --- 1.0%
    150,000 DR Structured Finance Corp                                   138,750
            Pass Through Certificates
            8.375% August 15, 2015
    200,000 DR Structured Finance Corp                                   185,000
            Pass Through Certificates
            8.550% August 15, 2019
    500,000 First Union Capital                                          498,670
            Bonds
            8.040% December 1, 2026
    300,000 Sappi BVI Finance Ltd                                        284,625
            Convertible Bonds
            7.500% August 1, 2002
    125,000 Sun Life Canada                                              129,673
            Debentures
            8.526% May 29, 2049
                                                                      $1,236,718








ELECTRIC                  --- 2.6%
    500,000 Boston Edison Co                                             479,695
            Debentures
            7.800% March 15, 2023
  1,000,000 Commonwealth Edison Co                                       996,440
            Bonds
            8.500% January 15, 2027
    238,000 Commonwealth Edison Co                                       178,940
            Debentures
            4.750% December 1, 2011
    250,000 Empresa Nacional de Electridad SA                            197,500
            Convertible Sub Debentures
            5.000% March 15, 2004
    239,166 GG1B Funding Corp                                            231,831
            Debentures
            7.430% January 15, 2011
    250,000 Niagara Mohawk Power Corp                                    231,248
            First Mortgage Notes
            6.625% July 1, 2005
    250,000 Niagara Mohawk Power Corp                                    231,838
            First Mortgage Bonds
            5.875% September 1, 2002
    750,000 Niagara Mohawk Power Corp                                    713,588
            First Mortgage Bonds
            7.875% April 1, 2024
                                                                      $3,261,080

ELECTRONICS - HIGH TECH   --- 5.6%
  1,125,000 Apple Computer Inc                                           945,000
            Notes
            6.500% February 15, 2004
    375,000 Apple Computer Inc                                           316,875
            Convertible Subordinated Notes
            6.000% June 1, 2001
  1,000,000 Broadband Technolgies Inc                                    720,000
            Convertible Subordinated Notes
            5.000% May 15, 2001
    650,000 Cirrus Logic Inc#                                            470,438
            Debenture
            6.000% December 15, 2003
    250,000 Cyrix Corp                                                   205,000
            Subordinated Convertible Notes
            5.500% June 1, 2001
    500,000 Digital Equipment Corp                                       450,980
            Debentures
            7.750% April 1, 2023
    150,000 EDO Corp                                                     124,500
            Convertible Bonds
            7.000% December 15, 2011
    400,000 Integrated Device Technology Inc                             334,000
            Convertible Subordinated Notes
            5.500% June 1, 2002
    250,000 Maxtor Corp                                                  175,000
            Convertible Debentures
            5.750% March 1, 2012
    250,000 Park Electrochemical Corp                                    227,500
            Convertible Subordinated Notes
            5.500% March 1, 2006
     50,000 Richardson Electronics Ltd                                    38,875
            Convertible Debentures
            7.250% December 15, 2006
    250,000 Samsung Corp                                                 251,875







            Convertible Bonds
            .250% June 26, 2006
  1,000,000 Seagate Technology Inc                                       999,450
            Debentures
            7.875% March 1, 2017
     62,332 Streamlogic Corp                                              62,332
            Notes
            14.000% October 7, 1998
  1,100,000 The Learning Company Inc                                     899,250
            Convertible Senior Notes
            5.500% November 1, 2000
    500,000 Unisys Corp                                                  492,500
            Debentures
            9.750% September 15, 2016
    515,000 Zenith Electronics Corp                                      430,025
            Convertible Sub Debentures
            6.250% April 1, 2011
                                                                      $7,143,600

ENVIRONMENTAL SERVICES    --- 1.0%
    350,000 Air & Water Technologies Corp                                287,000
            Convertible Debentures
            8.000% May 15, 2015
    725,000 Molten Metal Technology Inc                                  268,250
            Convertible Subordinated Notes
            5.500% May 1, 2006
    575,000 Molten Metal Technology Inc                                  212,750
            Convertible Subordinated Notes
            5.500% May 1, 2006
    495,000 Ogden Corp                                                   459,113
            Eurodollar Convert Sub Bonds
            5.750% October 20, 2002
    105,000 Ogden Corp                                                    98,175
            Eurodollar Convert Sub Bonds
            6.000% June 1, 2002
                                                                      $1,325,288

FINANCIAL SERVICES        --- 0.2%
    500,000 Finance One PLC                                              252,500
            Convertible Subordinated Bonds
            2.000% August 31, 2001
                                                                        $252,500

FOREIGN BANKS             --- 2.3%
    300,000 Banco Central Costa Rica                                     255,000
            Brady Bonds
            6.250% May 21, 2010
  1,000,000 Bangkok Bank Pub Co (HK)                                     770,000
            Convertible Bonds
            3.250% March 3, 2004
  1,500,000 Bangkok Bank Public Co Ltd#                                1,487,760
            Subordinated Notes
            8.375% January 15, 2027
    400,000 Siam Commercial Bank Co                                      256,000
            Convertible Bonds
            3.250% January 24, 2004
    100,000 Yasuda Trust & Banking                                        80,875
            Convertible Bonds
            2.875% September 30, 2003
                                                                      $2,849,635

FOREIGN GOVERNMENTS       --- 14.4%
  4,500,000 Argentina                                                  3,116,250







            Debentures
            0.000% March 31, 2023
  3,950,000 FNMA                                                       2,721,644
            Foreign Government
            7.250% June 20, 2002
    500,000 Irish Government                                             866,100
            Irish Gilts
            8.250% August 18, 2015
  2,585,000 New Zealand                                                1,876,596
            Bonds
            8.000% November 15, 2006
    225,000 PTC International Finance Bv                                 139,005
            Bonds
            % July 1, 2007
    200,000 Petro Mexicanos#                                             175,000
            Debentures
            8.625% December 1, 2023
    250,000 Poland                                                       213,438
            Global Bonds
            4.000% October 27, 2014
  3,000,000 Republic Of South Africa                                     589,815
            Bonds
            12.000% February 28, 2005
  2,500,000 Republic Of South Africa                                     491,512
            Bonds
            12.000% February 28, 2005
  2,000,000 Republic Of South Africa                                     393,210
            Bonds
            12.000% February 28, 2005
    150,000 Republic of Argentina                                        167,175
            Bonds
            11.375% January 30, 2017
    250,000 Republic of Brazil                                           169,375
            Bonds
            0.000% April 15, 2024
  5,300,000 Republic of Brazil                                         5,101,250
            Debentures
            10.125% May 15, 2027
  1,300,000 Republic of Brazil                                           880,750
            Debentures
            0.000% April 15, 2024
  2,500,000 Republic of South Africa                                     517,641
            Bonds
            13.500% September 15, 2015
  2,500,000 Republic of South Africa                                     495,865
            Bonds
            12.500% December 21, 2006
  3,450,000 SCDA Generic Residual                                        345,350
            Debentures
            0.000% May 30, 2005
                                                                     $18,259,976

FORESTRY                  --- 1.2%
    125,000 Advance Argo Public Company Ltd                              124,375
            Convertible Unsubord Notes
            3.500% June 17, 2001
  1,450,000 Georgia-Pacific Corp                                       1,376,239
            Debentures
            7.375% December 1, 2025
                                                                      $1,500,614

GAS                       --- 0.4%
    500,000 NGC Corp Capital Trust                                       517,050







            Bonds
            8.316% June 1, 2027
      7,500 NorAm Energy Corp                                              6,600
            Convertible Sub Debentures
            6.000% March 15, 2012
                                                                        $523,650

HIGHWAYS                  --- 0.1%
    175,000 Builders Transport Inc                                        89,250
            Convertible Sub Debentures
            8.000% August 15, 2005
                                                                         $89,250

HOLDING & INVEST. OFFICES --- 2.0%
    750,000 Federal Realty Investment Trust                              669,375
            Convertible Bonds
            5.250% October 28, 2003
    350,000 Meditrust Corp                                               382,813
            Convertible Debentures
            7.500% March 1, 2001
  1,100,000 Rockefeller Center Properties Inc                            750,750
            Convertible Debentures
            0.000% December 31, 2000
    500,000 Security Capital Industrial Trust                            535,020
            Notes
            8.650% May 15, 2016
    250,000 Sizeler Property Investors Inc                               240,625
            Convertible Sub Debentures
            8.000% July 15, 2003
                                                                      $2,578,583

INSURANCE                 --- 0.2%
    250,000 Loews Corp                                                   224,433
            Senior Notes
            7.000% October 15, 2023
                                                                        $224,433

MFTG - CONSUMER PRODS.    --- 11.4%
    750,000 Borden Inc                                                   681,218
            Debentures
            7.875% February 15, 2023
    450,000 Burns, Philp Treasury                                        389,250
            Convertible Notes
            5.500% April 30, 2004
    100,000 Dixie Yarns Inc                                               83,000
            Convertible Debentures
            7.000% May 15, 2012
    375,000 Fieldcrest Cannon Inc                                        298,125
            Convertible Debentures
            6.000% March 15, 2012
    550,000 Fruit of the Loom Inc Class A                                507,870
            Debentures
            7.375% November 15, 2023
  5,350,000 Philip Morris Companies Inc                                5,246,424
            Debentures
            7.750% January 15, 2027
    250,000 Phillips Van-Heusen Corp                                     227,068
            Debentures
            7.750% November 15, 2023
    700,000 RJR Nabisco Inc                                              696,283
            Debentures
            8.500% July 1, 2007
  2,250,000 RJR Nabisco Inc                                            2,310,458

            Notes
            9.250% August 15, 2013
  1,950,000 RJR Nabisco Inc                                            1,920,672
            Notes
            7.625% September 15, 2003
  1,200,000 RJR Nabisco Inc                                            1,217,940
            Notes
            8.750% August 15, 2005
  1,600,000 The Penn Traffic Co                                          864,000
            Senior Subordinated Notes
            9.625% April 15, 2005
                                                                     $14,442,308

MFTG - INDUSTRIAL PRODS   --- 2.1%
    125,000 Bell Sports Corp                                             106,563
            Convertible Sub Debentures
            4.250% November 15, 2000
  1,000,000 Champion International Corp                                  944,400
            Debentures
            7.350% November 1, 2025
     50,000 Exide Corp                                                    30,813
            Senior Convertible Sub Notes
            2.900% December 15, 2005
    800,000 Geneva Steel Co Class A                                      640,000
            Senior Notes
            9.500% January 15, 2004
    100,000 Geneva Steel Co Class A                                       90,000
            Senior Notes
            11.125% March 15, 2001
     75,000 Hexcel Corp                                                   72,750
            Convertible Debentures
            7.000% August 1, 2011
    125,000 NABI Inc                                                     102,500
            Convertible Bonds
            6.500% February 1, 2003
    200,000 Telxon Corp                                                  182,000
            Convertible Subordinated Notes
            5.750% January 1, 2003
    150,000 USX-Marathon Group                                           158,624
            Debentures
            8.500% March 1, 2023
    350,000 USX-Marathon Group                                           358,617
            Debentures
            8.125% July 15, 2023
                                                                      $2,686,267

MINING                    --- 0.7%
  1,000,000 Banpu Public Company Ltd                                     932,500
            Convertible Bonds
            2.750% April 10, 2003
                                                                        $932,500

OIL & GAS                 --- 0.3%
    200,000 Maxus Energy Corp                                            202,000
            Debentures
            8.500% April 1, 2008
    250,000 Ssangyong Oil Refining Co                                    170,313
            Unsubordinated Convertible
            3.000% December 31, 2004
                                                                        $372,313

OTHER TRANS. SERVICES     --- 0.2%
    100,000 Preston Corp                                                  70,000







            Convertible Bonds
            7.000% May 1, 2011
    250,000 Worldway Corp                                                150,000
            Convertible Sub Debentures
            6.250% April 15, 2011
                                                                        $220,000

RETAIL TRADE              --- 4.0%
    275,000 CML Group Inc                                                200,750
            Convertible Jr Subordinated
            5.500% January 15, 2003
    250,000 General Host Corp                                            203,750
            Convertible Notes
            8.000% February 15, 2002
    100,000 Jacobson Stores Inc                                           86,250
            Convertible Debentures
            6.750% December 15, 2011
    500,000 K Mart Corp                                                  500,000
            Pass Through Certificates
            9.780% January 5, 2020
  1,100,000 K Mart Corp                                                1,045,000
            Pass Through Certificates
            9.350% January 2, 2020
    936,107 K Mart Corp                                                  879,940
            Pass Through Certificates
            8.540% January 2, 2015
    250,000 K Mart Corp                                                  226,250
            Debentures
            7.950% February 1, 2023
    250,000 K Mart Funding Corp                                          240,000
            Secured Lease Bond
            8.800% July 1, 2010
  2,100,000 Shoneys Inc                                                  903,000
            Convertible Subordinated Notes
            0.000% April 11, 2004
    750,000 Woolworth Corp                                               787,268
            Debentures
            8.500% January 15, 2022
                                                                      $5,072,208

TELEPHONE                 --- 0.1%
    150,000 Sprint Spectrum                                              109,500
            Senior Discount Notes
            0.000% August 15, 2006
                                                                        $109,500

TRANSPORTATION            --- 0.1%
    100,000 American Presidents Company Ltd                               92,497
            Debentures
            8.000% January 15, 2024
                                                                         $92,497

TRANSPORTATION EQUIPMENT  --- 0.8%
    400,000 Rohr Inc                                                     372,000
            Subordinated Debentures
            9.250% March 1, 2017
    213,000 Rohr Inc                                                     195,960
            Convertible Sub Debentures
            7.000% October 1, 2012
    750,000 TFM SA de Cv                                                 431,250
            Debentures
            % June 15, 2009
                                                                        $999,210








U.S. GOVERNMENTS          --- 1.4%
  2,600,000 United States of America                                     438,568
            Principal Strips
            0.000% August 15, 2023
  1,000,000 United States of America                                     895,000
            Treasury Notes
            6.000% February 15, 2026
    300,000 United States of America                                     301,125
            Treasury Bonds
            6.875% August 15, 2025
    125,000 United States of America                                     115,723
            Treasury Bonds
            6.250% August 15, 2023
                                                                      $1,750,416

U.S. MUNICIPAL            --- 0.4%
  2,000,000 Orange County California Pension                             476,020
            General Obligation Bonds
            0.000% September 1, 2016
                                                                        $476,020

WHOLESALE TRADE - INDL    --- 1.9%
    125,000 Acindar Industria Argentina de Aceros SA                     131,875
            Bonds
            11.250% February 15, 2004
  1,400,000 Flagstar Corp                                                574,000
            Senior Subordinated Debentures
            11.250% November 1, 2004
  1,050,000 Loxley Public Company Ltd                                    913,500
            Convertible Bonds
            2.500% April 4, 2001
    750,000 Pioneer Standard Electronics Inc                             777,177
            Senior Notes
            8.500% August 1, 2006
                                                                      $2,396,552

WHOLESALE TRADE -CONSUMER --- 0.4%
    250,000 Fuqua Industries Inc                                         213,750
            Convertible Sub Debentures
            6.500% August 4, 2002
     50,000 Glycomed Inc                                                  43,000
            Convertible Sub Debentures
            7.500% January 1, 2003
    250,000 International Semi-Tech Microelec                            148,750
            Senior Discount Notes
            % August 15, 2003
    200,000 Vendell Healthcare Inc*                                       48,000
            Senior Notes
            12.000% May 15, 2000
                                                                        $453,500

TOTAL BONDS --- 89.8%                                               $113,694,372
(Cost $108,337,025)

COMMON STOCK

ELECTRONICS - HIGH TECH   --- 0.0%
    119,167 Streamlogic Corp*                                              4,767
        550 Streamlogic Corp wts*                                          4,730
                                                                          $9,497

TOTAL COMMON STOCK --- 0.0%                                               $9,497







(Cost $216,737)

PREFERRED STOCK

COMMUNICATIONS            --- 0.4%
      5,139 Cablevision Systems Corp*                                    516,470
                                                                        $516,470

CREDIT INSTITUTIONS       --- 0.8%
      4,600 BankAmerica Corp*                                            444,475
      1,500 BankBoston Corp                                              129,750
      3,400 Citicorp                                                     328,950
      1,000 First Chicago Corp                                            90,250
                                                                        $993,425

ELECTRIC                  --- 1.5%
        909 Central Louisiana Electric Company Inc                        67,266
        980 Commonwealth Energy System Cos                                73,010
      1,304 Entergy Louisiana Inc                                         70,416
      5,500 Long Island Lighting Co                                      133,719
      1,220 MDU Resources Group Inc                                      102,023
      8,869 Nevada Power Co                                              154,099
      2,205 New York State Electric & Gas Corp                           105,840
      2,500 Niagara Mohawk Power Corp Series A                            62,500
     31,800 Niagara Mohawk Power Corp Series B                           693,638
     12,500 Niagara Mohawk Power Corp Series C                           279,688
      2,850 Niagara Mohawk Power Corp Series E                           153,900
        300 Northern States Power Co                                      15,466
                                                                      $1,911,565

ELECTRONICS - HIGH TECH   --- 0.3%
     10,000 Unisys Corp                                                  388,750
                                                                        $388,750

FOREIGN BANKS             --- 0.3%
    420,000 Sakura Finance Reg S Series II*                              370,286
                                                                        $370,286

GAS                       --- 0.1%
      2,500 Western Gas Resources Inc                                     99,063
                                                                         $99,063

MFTG - INDUSTRIAL PRODS   --- 1.0%
        950 Aluminum Company of America*                                  59,909
     25,850 Bethlehem Steel Corp                                       1,046,925
      3,000 McDermott Inc                                                 94,875
      2,000 Stone Container Corp Series E*                                34,250
                                                                      $1,235,959

RETAIL TRADE              --- 0.0%
     78,400 Flagstar Companies Inc*                                       58,800
                                                                         $58,800

TOTAL PREFERRED STOCK --- 4.4%                                        $5,574,318
(Cost $5,007,682)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS       --- 0.8%
  1,000,000 Ford Motor Credit Co                                         995,691
                                                                        $995,691

SECURITIES & COMMODITIES  --- 5.0%

  6,325,000 Merrill Lynch & Co Inc                                     6,325,000
                                                                      $6,325,000

TOTAL SHORT-TERM INVESTMENTS --- 5.8%                                 $7,320,691
(Cost $7,320,691)

TOTAL CORPORATE BOND PORTFOLIO --- 100.0%                           $126,598,878
(Cost $120,882,135)


Maxim Series Fund

Small-Cap Index Portfolio

COMMON STOCK

AGRICULTURE               --- 0.3%
      1,900 Dekalb Genetics Corp Class B                                 151,525
      3,900 Delta & Pine Land Co                                         138,938
      1,300 Tejon Ranch Co                                                24,700
                                                                        $315,163

AIR                       --- 0.8%
      3,200 ASA Holdings Inc                                              91,600
      2,650 Air Express International Corp*                              105,338
      2,900 Airborne Freight Corp*                                       121,438
      2,100 Alaska Air Group Inc*                                         53,813
      6,380 America West Holdings Corp Class B*                           92,510
      1,600 Circle International Group Inc                                42,200
      1,100 Comair Holdings Inc                                           30,456
        700 Eagle USA Airfreight Inc*                                     18,988
      3,700 Mesa Air Group Inc*                                           19,888
      1,050 Midwest Express Holdings Inc*                                 28,744
      2,800 Offshore Logistics Inc*                                       52,850
      2,800 Pittston Brink's Group                                        78,750
      2,400 Trans World Airlines Inc*                                     21,000
      5,100 Valujet Inc*                                                  35,221
                                                                        $792,796

COMMERCIAL/OTHER          --- 0.0%
      1,245 Community Trust Bancorp Inc                                   33,304
                                                                         $33,304

COMMUNICATIONS            --- 2.6%
      2,050 ACC Corp*                                                     63,294
      2,200 Adelphia Communications Corp Class A*                         15,675
      3,300 Allen Group Inc*                                              68,475
      2,200 American Mobil Satellite Corporation Inc*                     22,550
      3,310 American Radio Systems Corp Class A*                         131,986
        800 Ascent Entertainment Group Inc*                                7,300
        800 Associated Group Inc Class A*                                 32,000
      1,000 BET Holdings Inc Class A*                                     32,750
      1,700 C-Tec Corp*                                                   59,288
      1,950 Cellstar Corp*                                                59,719
      1,400 Cellular Communications International Inc*                    46,900
        700 Cellularvision USA Inc*                                        5,600
      2,300 Centennial Cellular Co*                                       36,513
      4,500 Century Communications Corp Class A*                          24,188
      2,500 Chancellor Corp Class A*                                     100,000
      1,300 Coherent Communications Systems Corp*                         32,500
      2,000 Commnet Cellular Inc*                                         69,500
      6,300 DSP Communications Inc*                                       69,300
      1,100 Emmis Broadcasting Corp Class A*                              47,988






      4,200 Evergreen Media Corp Class A*                                187,425
      3,600 General Communication Inc Class A*                            28,800
      1,200 HA-LO Industries Inc*                                         28,350
      6,976 HSN Inc*                                                     218,000
      1,000 Heftel Broadcasting Corp Class A*                             55,250
      3,100 HighwayMaster Communications Inc*                             47,275
      2,300 Intelidata Technologies Corp*                                 11,068
      1,400 Intercel Inc*                                                 19,425
      2,300 Intermedia Communications Inc*                                74,463
      4,275 International Family Entertainment Inc Class B*              146,953
        900 Jacor Communications Inc Class A*                             34,425
      3,021 Jones Intercable Inc*                                         35,119
      1,800 LIN Television Corp*                                          79,425
      1,500 MasTec Inc*                                                   70,968
      1,060 Metrocall Inc*                                                     0
      5,257 Metromedia International Group Inc*                           66,370
      7,700 Mobile Telecommunications Technologies Corp*                 110,202
        800 Mosaix Inc*                                                   10,900
        500 NTN Communications Inc*                                        2,219
      1,100 Palmer Wireless Inc*                                          18,563
        200 Paxson Communications Corp*                                    2,625
        800 Picturetel Corp*                                               7,600
      3,153 PriCellular Corp Class A*                                     28,377
        800 SFX Broadcasting Inc Class A*                                 33,750
      1,550 Saga Communications Inc Class A*                              28,675
      3,100 Sitel Corp*                                                   63,938
      2,300 TCA Cable TV Inc                                              86,538
      2,300 US Long Distance Corp*                                        39,675
      5,500 United International Holdings Inc Class A*                    57,063
        600 United Television Inc                                         59,400
      1,500 United Video Satellite Group Inc Class A*                     31,500
      4,100 Vanguard Cellular Systems Inc Class A*                        55,863
      4,000 WinStar Communications Inc*                                   53,500
        500 Xpedite Systems Inc*                                           8,625
                                                                      $2,727,855

CONSTRUCTION              --- 1.2%
      1,700 Acme Metals Inc*                                              29,113
        600 American Buildings Co*                                        16,200
      3,900 Apogee Enterprises Inc*                                       83,850
      2,200 Castle & Cooke Inc*                                           36,436
      4,200 Centex Corp                                                  170,625
      2,766 DR Horton Inc                                                 28,697
      3,100 Geon Co                                                       62,775
      1,600 Granite Construction Inc                                      31,600
      2,990 Insituform Technologies Inc Class A*                          18,314
      5,600 Kaufman & Broad Home Corp                                     98,347
      3,900 Lennar Corp                                                  124,554
        400 MDC Holdings Inc                                               3,700
      3,500 Manufactured Home Communities Co                              80,717
      3,100 Morrison Knudsen Corp*                                        42,238
      1,600 NVR Inc*                                                      24,400
      2,200 Oasis Residential Inc                                         51,700
      1,700 Palm Harbor Homes Inc*                                        55,888
      2,400 Pulte Corp                                                    82,949
      1,350 Southern Energy Homes Inc*                                    12,319
      4,300 Standard Pacific Corp                                         44,075
      2,100 The Ryland Group Inc                                          29,663
      3,300 Toll Brothers Inc*                                            60,638
      1,700 US Home Corp*                                                 45,155
                                                                      $1,233,953

CONSUMER SERVICES         --- 6.8%







      2,900 ABR Information Services Inc*                                 84,100
        400 AMC Entertainment Inc*                                         7,350
      1,800 Access Health Inc*                                            44,100
      3,100 Acuson Corp*                                                  71,300
      1,250 American Homepatient Inc*                                     31,250
      6,700 American Oncology Resources*                                 113,063
        900 Anchor Gaming Co*                                             42,975
      1,300 Angelica Corp*                                                22,750
      6,500 Aztar Corp*                                                   45,903
        200 Bally's Grand Inc*                                            10,200
        400 Berlitz International Inc*                                     9,975
      1,000 Biomatrix Inc*                                                19,000
      3,600 Boyd Gaming Corp*                                             20,700
      2,400 Bristol Hotel Co*                                             92,400
      2,900 CNS Inc*                                                      26,463
      1,900 CPI Corp                                                      39,900
        500 CRA Managed Care Inc*                                         26,094
      2,000 Capstone Pharmacy Services Inc*                               21,750
      1,400 Carmike Cinemas Inc Class A*                                  45,850
      3,200 Carter-Wallace Inc                                            57,200
        700 Central Parking Corp                                          24,368
      4,200 Cineplex Odeon Corp*                                           7,610
      4,100 Coventry Corp*                                                62,013
      4,400 Creative BioMolecules Inc*                                    31,073
      1,500 Curative Technologies Inc*                                    43,125
        800 Cybercash Inc*                                                 9,000
        400 Cytyc Corp*                                                   10,850
      2,000 Datascope Corp*                                               39,250
      3,800 DeVry Inc*                                                   102,600
      1,600 Depotech Corp*                                                21,800
      1,600 Diagnostic Products Corp                                      50,499
      5,733 Doubletree Corp*                                             235,770
        900 Emcare Holdings Inc*                                          32,963
        600 Enterprise Systems Inc*                                       18,975
      2,968 Enzo Biochem Inc*                                             46,930
      1,200 Equity Corp International*                                    29,024
      3,400 Equity Inns Inc                                               45,475
      6,434 Extended Stay America Inc*                                   101,336
      2,400 Franklin Covey Co.*                                           60,749
      1,100 Fusion Systems Corp*                                          43,518
      2,700 G&K Services Inc Class A                                     100,575
        800 GC Companies Inc*                                             36,600
      1,900 GelTex Pharmaceuticals Inc*                                   38,238
      5,100 Genesis Health Ventures Inc*                                 172,125
      2,865 Grancare Inc                                                  30,976
      1,000 Grand Casinos Inc*                                            14,750
        900 Harveys Casino Resorts*                                       15,806
      1,800 Healthplan Services Corp                                      33,975
      1,100 Henry Schein Inc*                                             34,375
      2,100 Hollywood Park Inc*                                           30,713
      7,449 Horizon/CMS Healthcare Corp*                                 149,442
      4,000 Host Marriott Services Corp*                                  47,000
      2,700 Human Genome Sciences Inc*                                    89,775
      3,500 Hybridon Inc*                                                 17,500
      1,700 IDEC Pharmaceuticals Corp*                                    41,225
        650 ITT Educational Services Inc*                                 16,128
     11,000 Imatron Inc*                                                  27,841
      1,800 Incontrol Inc*                                                15,975
      1,000 Incyte Pharmaceuticals Inc*                                   67,000
      1,600 Inhale Therapeutic Systems*                                   39,600
        300 Insurance Auto Actions Inc*                                    2,850
      3,700 Integrated Health Services Inc*                              142,450
      2,300 Interim Services Inc*                                        102,350







      2,250 Interpool Inc                                                 33,188
        600 Iron Mountain Inc*                                            18,000
        300 Lab One Inc*                                                   5,475
     12,000 Laboratory Corp of America                                    31,500
      1,700 Lifecore Biomedical Inc*                                      23,375
        700 Lincare Holdings Inc*                                         30,100
      1,900 Living Centers of America Inc*                                75,050
      4,600 Magellan Health Services Inc*                                135,700
      4,200 Mariner Health Group Inc*                                     64,835
      1,900 Martek Biosciences Corp*                                      22,325
      1,000 May & Speh Inc*                                               13,500
      1,600 MedCath Inc*                                                  23,800
      1,888 MedPartners Inc*                                              40,828
      5,900 Mid Atlantic Medical Services Inc*                            91,816
        500 MiniMed Inc*                                                  13,313
      1,366 Morrison Health Care Inc                                      21,770
      2,600 Multicare Companies Inc*                                      71,175
      1,200 Myriad Genetics Inc*                                          32,400
      2,130 National Auto Credit Inc*                                     18,904
      1,300 National Surgery Centers Inc*                                 45,988
      3,700 NeXstar Pharmaceuticals Inc*                                  52,725
      2,700 Neoprobe Corp*                                                37,800
      2,000 Neurex Corp*                                                  28,250
      4,200 Neuromedical Systems Inc*                                     23,230
        700 North American Vaccine Inc*                                   13,518
      8,900 Novacare Inc*                                                123,488
      2,900 OccySystems Inc*                                              84,100
      1,800 Omnicare Inc                                                  56,475
        700 On Assignment Inc*                                            27,300
      2,800 Orthodontic Centers of America Inc*                           50,924
        850 PDT Inc*                                                      31,025
      1,700 PHP Healthcare Corp*                                          22,313
      2,000 PathoGenesis Corp*                                            58,250
      6,000 Patriot American Hospitality Inc                             153,000
      1,300 Pediatrix Medical Group*                                      59,556
        800 Penn National Gaming Inc*                                     11,900
      1,100 Perclose Inc*                                                 27,500
      1,700 Personnel Group of America Inc*                               48,980
      1,600 Pharmacopeia Inc*                                             21,200
      1,500 Phycor Inc*                                                   51,656
      2,600 Physician Computer Network Inc*                               17,550
      3,400 Physicians Resource Group Inc*                                30,600
      2,400 Physio-Control International Corp*                            36,000
      1,100 Primadonna Resorts Inc*                                       21,243
      4,400 Prime Hospitality Corp*                                       86,900
      1,400 Prime Medical Services Inc*                                   15,137
        600 Quintel Entertainment Inc*                                     9,900
      1,400 Red Roof Inc*                                                 25,200
      3,812 Regal Cinemas Inc*                                           125,796
      2,300 Regency Health Services Inc*                                  35,363
      1,800 Regis Corp                                                    42,525
      4,200 Renal Treatment Centers Inc*                                 112,875
        800 Res-Care Inc*                                                 15,300
      2,400 Rio Hotel & Casino Inc*                                       36,149
      5,300 Rollins Truck Leasing Corp                                    78,838
        900 Romac International Inc*                                      29,475
      3,300 Rotech Medical Corp*                                          66,205
      1,900 SangStat Medical Corp*                                        43,938
        700 Seafield Capital Corp                                         25,025
      1,725 Seattle Filmworks Inc*                                        20,700
      4,200 Sequus Pharmaceuticals Inc*                                   26,775
      1,850 Serologicals Corp*                                            42,550
      2,300 Showboat Inc                                                  40,105







      2,100 Sierra Health Services Inc*                                   65,625
      1,900 Spelling Entertainment Group Inc*                             13,063
      1,400 Spine-Tech Inc*                                               51,975
      2,000 Staar Surgical Co*                                            24,500
      2,600 Station Casinos Inc*                                          21,775
      3,500 Storage USA Inc                                              133,875
      5,428 Sun Healthcare Group Inc*                                    112,968
        500 Superior Services Inc*                                        11,875
      2,600 Sylvan Learning Systems Inc*                                  88,400
      1,800 The Marcus Corp                                               46,125
      1,300 Theragenics Corp*                                             29,900
      2,500 Toy Biz Inc Class A*                                          20,625
      5,800 Transitional Hospitals Corp*                                  92,075
      3,300 Trump Hotels & Casino Resorts Inc*                            35,475
      2,200 UROHEALTH Systems Inc Class A*                                13,165
      2,900 UniFirst Corp                                                 58,000
      4,700 Universal Health Services Inc Class B*                       180,950
      2,300 Veterinary Centers of America Inc*                            28,030
      1,880 Vitalink Pharmacy Services Inc*                               35,955
      4,400 Westwood One Inc*                                            141,900
      4,800 Xoma Corp*                                                    23,098
                                                                      $7,126,255

CREDIT INSTITUTIONS       --- 6.2%
      3,600 Aames Financial Corp                                          66,600
      1,640 Albank Financial Corp*                                        64,780
      1,200 American Annuity Group Inc*                                   21,600
      1,500 American Federal Bank FSB*                                    48,375
        700 Anchor Bancorp Wisconsin Inc*                                 34,125
      5,400 Arcadia Financial Ltd*                                        49,610
      3,130 Associated Banc-Corp*                                        123,635
      2,500 Astoria Financial Corp*                                      118,750
      1,287 Bank of Granite Corp*                                         38,932
      1,800 Bay View Capital Corp                                         47,250
      1,100 CBT Corp                                                      24,063
      1,600 Capsure Holdings Corp*                                        20,699
      1,620 Carolina First Corp*                                          23,895
      1,100 Charter One Financial Inc                                     59,263
      5,700 City National Corp                                           137,153
        800 Cityscape Financial Corp*                                     15,950
      2,900 Collective Bancorp Inc                                       130,138
      4,000 Colonial Bancgroup Inc                                        97,000
      1,844 Commerce Bancorp Inc                                          71,455
      3,150 Commercial Federal Corp                                      116,944
      2,530 Commonwealth Bancorp Inc                                      41,429
      1,100 Corus Bankshares Inc                                          31,075
      3,000 Credit Acceptance Corp*                                       38,625
      3,300 Cullen/Frost Bankers Inc                                     139,838
      4,400 Dauphin Deposit Corp*                                        196,073
      5,400 Deposit Guaranty Corp                                        170,100
        200 First Banks America Inc*                                       2,650
      1,600 First Citizens Bancshares Inc Class A                        139,200
      2,118 First Colorado Bancorp Inc                                    40,507
      3,225 First Commercial Corp                                        132,628
      3,200 First Commonwealth Financial Corp                             68,000
      2,095 First Financial Bancorp                                       84,324
      5,250 First Financial Corp                                         154,219
        751 First Financial Corp-Indiana                                  27,975
      3,400 First Hawaiian Inc                                           116,025
      4,009 First Michigan Bank Corp                                     121,272
      2,150 First Midwest Bancorp Inc                                     68,127
      1,400 First Savings Bank of Washington Bancorp Inc                  31,150
      1,500 FirstBank Illinois Co                                         58,688







      1,750 FirstBank Puerto Rico                                         45,281
      1,400 FirstFed Financial Corp*                                      43,487
      4,300 FirstMerit Corp                                              206,400
      1,000 Firstplus Financial Group Inc*                                34,000
      6,300 Glendale Federal Bank FSB*                                   164,588
        400 Harris Savings Bank                                            8,500
      2,796 Hubco Inc                                                     81,084
      2,714 Imperial Bancorp*                                             78,367
      3,490 Imperial Credit Industries Inc*                               71,761
        500 Investment Technology Group Inc*                              13,438
      1,500 Klamath First Bancorp                                         28,688
      3,500 Long Island Bancorp Inc                                      127,092
      1,700 ML Bancorp Inc                                                32,938
      4,790 Magna Group Inc                                              166,453
      1,381 National City Bancshares Inc                                  57,312
      1,876 New York Bancorp Inc                                          65,191
      2,000 North American Mortgage Co                                    47,374
      9,366 North Fork Bancorporation Inc                                200,198
      3,845 Old National Bancorp                                         169,180
        600 Park National Corp                                            47,850
      2,650 Peoples Bank of Bridgeport                                    68,569
      1,700 RCSB Financial Inc                                            81,388
      1,572 Resource Bancshares Mortgage Group Inc                        31,047
      3,000 Riggs National Corp                                           61,875
      3,287 St Paul Bancorp Inc                                          108,882
      2,300 Standard Financial Inc                                        56,350
        600 Student Loan Corp                                             25,462
        600 Sumitomo Bank of California                                   17,325
      1,900 Susquehanna Bancshares Inc                                    74,575
      1,141 TCF Financial Corp                                            56,337
      2,800 The Trust Company of New Jersey                               53,900
      1,600 Trans Financial Inc                                           44,600
      2,877 Trustco Bank Corp                                             61,496
      2,283 UMB Financial Corp                                            98,454
      2,800 US Trust Corp                                                131,950
        700 USBancorp Inc                                                 38,150
      2,300 UST Corp                                                      51,463
      2,200 United Bankshares Inc                                         92,950
      3,450 United Carolina Bancshares Corp*                             179,400
        640 WFS Financial Inc*                                            10,720
      6,710 Washington Federal Inc                                       172,360
      1,300 Wesbanco Inc                                                  51,513
      1,991 WestAmerica Bancorp                                          151,316
      1,281 Westcorp Inc                                                  23,538
      2,450 Whitney Holding Corp                                         103,513
      1,400 Zions Bancorp                                                 52,675
                                                                      $6,561,112

ELECTRIC                  --- 2.4%
      7,500 Atlantic Energy Inc*                                         126,090
        200 Bangor Hydro Electric Co*                                      1,150
      2,100 Black Hills Corp*                                             59,850
      2,500 Central Hudson Gas & Electric Corp                            86,093
      3,200 Central Louisiana Electric Company Inc                        90,000
      4,600 Central Maine Power Co                                        56,925
        300 Central Vermont Public Service Corp                            3,319
     11,354 Citizens Utilities Co Class B*                                90,832
      2,600 Commonwealth Energy System Cos                                62,236
      2,900 Eastern Utilities Associates                                  52,925
      8,500 El Paso Electric Co*                                          60,027
      2,300 Empire District Electric Co                                   39,818
      1,400 Energen Corp                                                  47,162
        100 Green Mountain Power Corp                                      2,369







      4,300 IES Industries Inc                                           126,850
      1,400 Interstate Power Co                                           40,075
      4,100 MDU Resources Group Inc                                       98,400
      2,250 Madison Gas & Electric Co                                     46,125
      4,300 Minnesota Power & Light Co                                   130,613
      7,000 Nevada Power Co                                              148,750
      2,500 Northwestern Public Service Co                                53,750
      1,900 Orange & Rockland Utilities Inc                               63,888
      1,600 Otter Tail Power Co                                           52,800
      1,400 Pennsylvania Enterprises Inc                                  35,787
      5,300 Public Service Company of New Mexico                          94,738
      5,500 Rochester Gas & Electric Corp                                115,841
      3,400 SIGCORP Inc                                                   86,275
      4,400 Sierra Pacific Resources                                     140,800
      1,700 TNP Enterprises Inc                                           39,418
      4,520 Tucson Electric Power Co*                                     65,540
      4,700 UGI Corp                                                     103,988
      2,000 United Illuminating Co                                        61,750
      4,400 WPL Holdings Inc                                             122,923
      3,400 WPS Resources Corp                                            90,950
                                                                      $2,498,057

ELECTRONICS - HIGH TECH   --- 11.8%
      2,700 ADAC Laboratories*                                            63,788
      2,800 Actel Corp*                                                   47,774
      1,700 Activision Inc*                                               24,438
      2,100 Advanced Technology Laboratories Inc*                         90,300
        500 Advent Software*                                              13,313
      3,800 Aeroquip-Vickers Inc*                                        179,550
      1,300 Alliant Techsystems Inc*                                      71,500
      1,850 Altron Inc*                                                   27,750
      4,700 Ametek Inc*                                                  110,450
      4,200 Ampex Inc Class A*                                            24,675
        300 Amtech Corp*                                                   1,406
      1,000 Anadigics Inc*                                                31,000
      1,100 Analogic Corp*                                                37,400
      5,100 Anixter International Inc*                                    87,654
      3,550 Antec Corp*                                                   41,713
      3,500 Applied Magnetics Corp*                                       79,188
        800 Arbor Health Care Co*                                         24,800
      1,700 Arbor Software Corp*                                          59,925
      1,600 Arrow International Inc*                                      46,800
      1,200 Aspect Telecommunications Corp*                               26,700
      2,900 Aspen Technology Inc*                                        109,113
      3,600 Auspex Systems Inc*                                           34,650
      4,100 BDM International*                                            94,300
      2,940 Baldor Electric Co*                                           86,912
      3,900 Ballard Medical Products Co*                                  78,242
      2,000 Bell & Howell Co*                                             61,624
        100 Benchmark Electronics Inc*                                     4,050
        900 Berg Electronics Corp*                                        32,343
      1,450 Bio Rad Labs Inc Class A*                                     37,790
      2,500 Black Box Corp*                                              100,625
      3,500 Boston Technology Inc*                                       103,467
      3,525 Burr Brown Corp*                                             121,613
        900 C-Cube Microsystems Inc*                                      15,806
        400 CSG Systems International Inc*                                12,350
        600 CTS Corp                                                      41,362
      2,350 Cable Design Technologies Co*                                 69,177
      2,300 California Microwave Inc*                                     32,200
        200 Centigram Communications Corp*                                 2,587
      2,900 Checkfree Corp*                                               51,113
        800 Checkpoint Systems Inc                                        12,850

      3,200 Chips & Technologies Inc*                                     33,200
      4,666 Chyron Corp*                                                  20,997
      1,900 Cidco Inc*                                                    26,125
      3,400 Citrix Systems Inc*                                          149,175
      1,500 Clarify Inc*                                                  16,968
      4,700 Cognex Corp*                                                 124,550
      1,600 Coherent Inc*                                                 71,200
      1,300 Cohu Inc                                                      40,625
      1,300 Collagen Corp                                                 22,750
      7,000 Coltec Industries Inc*                                       136,500
        650 Computer Management Sciences Inc*                             13,325
      3,500 Computer Products Inc*                                        87,500
      3,100 Comverse Technology Inc*                                     161,200
      2,200 Conmed Corp*                                                  37,400
        300 Core Industries Inc                                            7,425
      3,150 Credence Systems Corp*                                        94,302
      1,600 Cree Research Inc*                                            19,600
        700 Cubic Corp                                                    18,200
      2,400 Cyrix Corp*                                                   51,300
      1,800 DII Group Inc*                                                79,200
      4,100 Dallas Semiconductor Corp                                    160,925
      2,100 Daniel Industries Inc                                         32,418
      4,000 Data Broadcasting Corp*                                       19,000
      5,600 Data General Corp*                                           145,600
      1,200 Davox Corp*                                                   42,900
      1,100 DecisionOne Corp*                                             25,025
      2,300 Digital Microwave Corp*                                       69,000
      1,800 Dionex Corp*                                                  92,250
      1,300 Documentum Inc*                                               32,338
      3,450 Durco International Inc                                      100,913
      2,500 ESS Technology Inc*                                           33,593
      1,000 Elcom International Inc*                                       6,859
      1,200 Electro Scientific Industries Inc*                            50,250
      2,600 Electroglas Inc*                                              65,486
        700 Eltron International Inc*                                     20,825
      1,700 Envoy Corp*                                                   56,525
      1,200 Esterline Technologies Corp*                                  42,750
      2,100 Etec Systems Inc*                                             90,038
      1,300 Evans & Sutherland Computer Corp*                             36,238
      3,100 Exabyte Corp*                                                 39,717
        900 Fluke Corp                                                    53,325
        700 Franklin Electric Company Inc                                 34,825
      3,000 General Datacomm Industries Inc*                              21,375
      4,000 Genrad Inc*                                                   90,500
      8,400 Geotek Communications Inc*                                    45,671
      1,900 Gulf South Medical Supply Inc*                                37,050
        300 HCIA Inc*                                                     10,050
      1,300 HMT Technology Corp*                                          16,818
      2,700 HNC Software Inc*                                            102,938
      2,000 HPR Inc*                                                      37,000
        525 Hach Co                                                       10,369
      1,200 Hadco Corp*                                                   78,600
      3,300 Haemonetics Corp*                                             63,113
      2,450 Harbinger Corp*                                               68,600
      2,150 Harman International Industries Inc                           90,569
        200 Harmon Industries Inc                                          4,300
      1,400 Harmonic Lightwaves Inc*                                      23,975
      1,600 Hologic Inc*                                                  42,600
      1,450 Holophane Corp*                                               29,000
      2,300 Hutchinson Technology Inc*                                    56,063
      1,900 I-Stat Corp*                                                  32,538
        700 IDX Systems Corp*                                             24,150
      1,200 IKOS Systems Inc*                                             25,650







        400 IMO Industries Inc*                                            2,350
      2,700 Identix Inc*                                                  30,375
      1,400 Imnet Systems Inc*                                            43,487
        500 Indus Group Inc*                                              10,125
      1,000 Input/Output Inc*                                             18,125
      1,100 Inso Corp*                                                    22,618
        300 Integrated Circuit Systems Inc*                                6,806
     11,100 Integrated Device Technology Inc*                            116,550
      2,000 Integrated Process Equipment Corp*                            50,624
      1,200 Inter-Tel Inc*                                                25,500
      6,800 Interdigital Communications Inc*                              37,400
      5,800 Intergraph Corp*                                              49,300
      1,200 International Rectifier Corp*                                 22,350
      2,300 Intervoice Inc*                                               21,130
        400 Intevac Inc*                                                   4,800
      4,000 Invacare Corp                                                 93,500
        400 JDA Software Group Inc*                                       13,650
        900 Jabil Circuit Inc*                                            75,488
      2,600 Juno Lighting Inc                                             42,250
      5,300 Kemet Corp*                                                  131,838
      4,400 Keystone International Inc                                   152,623
      1,200 Komag Inc*                                                    19,650
      2,100 Kuhlman Corp                                                  67,725
      1,000 LS Starrett Co Class A                                        31,875
      5,000 LTX Corp*                                                     32,500
      3,200 Lattice Semiconductor Corp*                                  180,800
      2,700 Legato Systems Inc*                                           49,950
      2,000 Level One Communications Inc*                                 76,874
      3,400 Littelfuse Inc*                                               96,050
      3,000 Lojack Corp*                                                  43,125
        850 Lunar Corp*                                                   18,488
      1,800 MRV Communications Inc*                                       53,100
      1,300 MTS Systems Corp                                              39,650
      3,100 Magnetek Inc*                                                 51,538
      2,400 Marshall Industries*                                          89,400
      3,100 Mentor Corp                                                   91,838
      4,500 Methode Electronics Inc Class A                               89,438
      1,100 MicroTouch Systems Inc*                                       25,300
        500 Mine Safety Appliances Co                                     30,250
      3,000 Mylex Corp*                                                   28,500
      1,900 National Computer Systems Inc                                 50,588
      2,300 Network Appliance Inc*                                        87,400
      3,100 Network Equipment Technologies Inc*                           55,800
      2,100 Nimbus CD International Inc*                                  23,100
      2,300 OEA Inc*                                                      90,850
      2,600 Oak Industries Inc*                                           74,750
      5,100 Oak Technology Inc*                                           49,725
        600 OnTrak Systems Inc*                                           18,000
      1,000 Ortel Corp*                                                   18,000
      2,300 P-Com Inc*                                                    75,900
      4,100 PMC Sierra Inc*                                              107,625
      1,900 PRI Automation Inc*                                           72,080
      1,800 Pacific Scientific Co                                         23,850
      1,400 Park Electrochemical Corp                                     36,837
      1,100 Perceptron Inc*                                               29,838
      2,700 Pittway Corp Class A                                         134,325
      1,200 Pixar Inc*                                                    18,900
      1,300 Plantronics Inc*                                              65,163
        200 Plexus Corp*                                                  11,162
      1,000 Premiere Technologies Inc*                                    26,000
      3,600 PsiNet Inc*                                                   27,000
      3,690 Pure Atria Corp*                                              52,121
      1,000 Quick Response Services Inc*                                  36,250







        800 Radisys Corp*                                                 31,800
      3,800 Ramtron International Corp*                                   23,036
        400 Raptor Systems Inc*                                            4,475
      1,100 Read-Rite Corp*                                               22,963
      1,400 Recoton Corp*                                                 18,287
      1,600 Remedy Corp*                                                  64,000
      2,500 Respironics Inc*                                              52,813
      1,400 Rival Co                                                      20,650
      1,100 Rogers Corp*                                                  38,775
        600 Royal Appliance Manufacturing Co*                              5,137
      2,100 SMART Modular Technologies Inc*                               70,875
        800 SPSS Inc*                                                     23,200
      2,200 Safeskin Corp*                                                64,761
      2,400 Sandisk Corp*                                                 35,100
      2,500 Sanmina Corp*                                                158,750
        200 Sapient Corp*                                                  9,900
      1,900 Scopus Technology Inc*                                        42,513
      3,800 Sepracor Inc*                                                 98,086
      4,300 Sequent Computer Systems Inc*                                 90,567
      1,300 Sheldahl Inc*                                                 26,813
      1,400 Siliconix Inc*                                                38,500
      3,300 Sofamor Danek Group Inc*                                     150,975
      1,400 Spacelabs Inc*                                                35,700
        700 Speedfam International Inc*                                   25,113
      2,000 Standard Microsystems Corp*                                   17,750
      1,400 Stanford Telecommunications Inc*                              21,612
        800 Steris Corp*                                                  29,900
        500 Storage Computer Corp*                                         5,625
      2,500 Stormedia Inc Class A*                                        17,813
      3,400 Stratus Computer Inc*                                        170,000
      4,350 Summit Technology Inc*                                        28,819
      2,400 Sunrise Medical Inc*                                          36,300
      2,400 Systemsoft Corp*                                              25,800
        900 Tech-Sym Corp*                                                30,038
      1,900 Technitrol Inc                                                52,013
      2,100 Tecnol Medical Products Inc*                                  46,725
      5,200 Teleflex Inc                                                 162,500
        400 ThermoSpectra Corp*                                            4,725
      1,500 Thomas Industries Inc                                         43,125
        200 Three Five Systems Inc*                                        2,975
      3,100 Tracor Inc*                                                   77,888
      2,800 Trimble Navigation Ltd*                                       49,700
      1,200 Triquint Semiconductor Inc*                                   41,250
      2,300 Uniphase Corp*                                               133,975
      1,500 Unitrode Corp*                                                75,563
      6,500 VLSI Technology Inc*                                         153,563
        500 Valence Technology Inc*                                        4,313
      2,400 Vanstar Corp*                                                 33,900
      1,350 Veritas Software Corp*                                        67,838
      2,400 Viasoft Inc*                                                 121,800
      4,500 Vicor Corp*                                                  101,250
      1,800 VideoServer Inc*                                              23,850
      1,000 Visio Corp*                                                   70,500
      1,500 Visx Inc*                                                     35,625
        900 Vital Signs Inc                                               15,806
      4,150 Vitesse Semiconductor Corp*                                  135,651
      3,700 Waters Corp*                                                 132,738
      1,200 Watkins Johnson Co                                            36,900
      2,050 Wind River Systems*                                           78,413
      2,500 Windmere Corp                                                 40,938
      2,000 Wireless Telecom Group Inc                                    22,124
      2,000 X-Rite Inc                                                    38,000
        400 Yahoo! Inc*                                                   14,100





      2,800 Zebra Technologies Corp Class A*                              78,050
      4,100 Zenith Electronics Corp*                                      48,429
      3,000 Zilog Inc*                                                    57,000
        100 Zoll Medical Corp*                                               750
        700 Zoran Corp*                                                   15,838
      1,200 Zygo Corp*                                                    36,900
                                                                     $12,428,934

ENVIRONMENTAL SERVICES    --- 0.9%
      2,800 Air & Water Technologies Corp*                                 8,400
     10,600 Allied Waste Industries Inc*                                 184,175
      8,600 Laidlaw Environmental Svcs*                                   25,800
      2,100 Molten Metal Technology Inc*                                  10,500
      2,800 OHM Corp*                                                     23,624
      7,100 Ogden Corp                                                   154,425
      2,900 Rollins Inc                                                   58,363
      8,300 Safety-Kleen Corp                                            140,063
      1,800 Tetra Technologies Inc*                                       42,750
      5,700 United Waste Systems Inc*                                    233,700
      1,800 Zurn Industries Inc                                           51,750
                                                                        $933,550

FOREIGN GOVERNMENTS       --- 0.0%
      1,400 Periphonics Corp*                                             30,100
                                                                         $30,100

FORESTRY                  --- 0.2%
      3,000 Chesapeake Corp                                              101,250
      7,300 Longview Fibre Co                                            121,363
                                                                        $222,613

GAS                       --- 2.1%
      7,900 AGL Resources Inc*                                           162,938
        800 Aquila Gas Pipeline Co                                        11,150
      2,250 Atmos Energy Corp*                                            54,000
      1,900 Bay State Gas Co*                                             50,588
        300 Cascade Natural Gas Corp                                       4,913
      1,200 Colonial Gas Co                                               25,274
      1,300 Connecticut Energy Corp                                       31,525
      1,500 Connecticut Natural Gas Corp*                                 33,000
      2,900 Eastern Enterprises                                          100,592
      2,800 Indiana Energy Inc                                            68,424
      2,800 KCS Energy Inc                                                57,050
      3,035 KN Energy Inc                                                127,849
      2,500 Laclede Gas Co                                                54,375
      1,400 NUI Corp                                                      31,412
      2,600 New Jersey Resources Corp                                     81,575
        900 North Carolina Natural Gas Corp                               30,038
      3,150 Northwest Natural Gas Co                                      82,489
      3,300 OneOk Inc                                                    106,217
      4,200 Piedmont Natural Gas Company Inc                             107,885
        800 Pogo Producing Co                                             30,950
      4,500 Pride Petroleum Services Inc*                                108,000
      2,800 Public Service Company of North Carolina Inc                  53,724
      8,692 Seagull Energy Corp*                                         152,110
      1,100 South Jersey Industries Inc                                   24,475
      1,808 Southeastern Michigan Gas Enterprises Inc*                    31,640
      3,800 Southwest Gas Corp                                            75,525
      3,500 Southwestern Energy Co                                        45,500
      2,105 Tejas Gas Corp*                                               82,621
      1,900 United Cities Gas Corp                                        44,650
      6,200 Washington Gas Light Co                                      155,775
      2,200 Western Gas Resources Inc                                     42,900







      2,600 Wicor Inc                                                    101,236
      1,500 Yankee Energy Systems Inc                                     36,750
                                                                      $2,207,150

HIGHWAYS                  --- 0.1%
      3,200 Arnold Industries Inc*                                        54,400
      1,600 Swift Transportation Company Inc*                             47,200
                                                                        $101,600

HOLDING & INVEST. OFFICES --- 8.5%
      1,300 AMLI Residential Properties Trust*                            30,713
      2,000 Allied Capital Commercial Corp*                               48,000
      1,700 Amcore Financial Inc*                                         46,325
      2,600 Amerco Inc*                                                   78,325
      3,000 American Health Properties Inc*                               75,375
      1,900 Amvestors Financial Corp*                                     35,625
      1,600 Associated Estates Realty Corp*                               37,600
      4,100 Avalon Properties Inc*                                       117,363
        727 BOK Financial Corp*                                           25,627
      4,640 BRE Properties Inc Class A*                                  116,580
      2,700 Bancorpsouth Inc*                                             78,300
      1,760 Bankers Corp*                                                 49,280
      1,100 Banknorth Group Inc                                           50,875
      2,700 Bay Apartment Communities Inc*                                99,900
      3,600 Berkshire Realty Inc*                                         38,250
      2,904 Bradley Real Estate Inc                                       55,902
        885 Brenton Banks Inc                                             24,338
      3,000 CBL & Associated Properties Inc                               72,000
      2,717 CNB Bancshares Inc                                           110,039
        700 CPB Inc                                                       26,075
      3,616 Camden Property Trust                                        114,356
        400 Capital Southwest Corp*                                       28,600
      5,175 Capstead Mortgage Corp*                                      127,755
      5,400 Carr Realty Corp                                             155,250
      2,100 Centerpoint Properties Corp                                   66,675
      3,700 Centura Banks Inc                                            169,738
      2,000 Chelsea GCA Realty Inc                                        76,000
      1,402 Chemical Financial Corp                                       48,369
      1,550 Chittenden Corp                                               53,088
      1,900 Cilcorp Inc                                                   78,255
      1,000 Citfed Bancorp Inc                                            38,750
      1,600 Citizens Banking Corp                                         54,800
      2,600 Coast Savings Financial Inc*                                 118,136
      3,700 Colonial Properties Trust                                    108,688
      1,900 Columbus Realty Trust                                         43,225
      2,900 Commercial Net Lease Realty Inc                               44,405
      2,400 Community First Bancshares Inc                                92,100
      3,300 Cousins Properties Inc                                        91,575
      4,700 Criimi Mae Inc                                                75,200
      3,500 Crown American Realty Trust                                   32,375
      2,700 Developers Diversified Realty Corp                           108,000
      4,400 Duke Realty Investments Inc                                  178,200
      2,200 Eaton Vance Corp                                              61,186
      2,100 Excel Realty Trust Inc                                        55,388
      1,100 F&M Bankcorp Inc                                              44,000
      2,710 F&M National Corp                                             70,460
      1,329 FNB Corp                                                      42,860
      4,900 Federal Realty Investment Trust                              132,300
      1,187 First Financial Bankshares Inc                                45,996
      1,123 First Indiana Corp                                            25,268
      1,231 First Source Corp                                             32,622
        950 First United Bancshares Inc*                                  40,613
      1,050 First Western Bancorp                                         39,638







      5,800 Franchise Finance Corporation of America                     151,160
        900 Fund American Enterprises Holdings Inc                        94,500
      3,100 Glimcher Realty Trust                                         63,938
      1,335 Hancock Holding Co                                            65,415
        900 Harleysville Group Inc                                        34,088
        997 Harleysville National Corp                                    31,904
      4,100 Health Care Property Investors Inc                           144,525
      2,700 Health Care Real Estate Investment Trust Inc                  65,642
      2,100 Healthcare Realty Trust Co                                    58,538
      1,050 Heritage Financial Services Inc                               21,656
      3,700 IRT Property Co                                               43,475
      1,300 Inacom Corp*                                                  40,463
        900 Irwin Financial Corp                                          26,550
      1,900 JP Realty Inc                                                 51,538
      1,100 JSB Financial Inc                                             47,575
      2,100 Jefferson Bankshares Inc                                      75,600
      7,398 Keystone Financial Inc                                       231,188
      3,800 Kimco Realty Corp                                            120,650
      2,700 Koger Equity Inc                                              49,275
      3,200 LTC Properties Inc                                            58,000
        700 Liberty Financial Companies Inc                               34,913
      4,300 Liberty Property Trust                                       106,963
      2,300 Life USA Holding Inc*                                         32,775
      1,537 MAF Bancorp Inc                                               64,362
      1,700 MGI Properties Inc                                            37,505
      1,900 Magna Bancorp Inc                                             52,013
      2,972 Mid-Am Inc                                                    54,239
        600 National Bancorp of Alaska Inc                                50,700
      7,100 National Commerce Bancorp                                    156,200
      1,800 National Golf Properties Inc                                  62,550
      3,000 National Health Investors Inc                                117,750
        971 National Penn Bancshares Inc                                  32,771
      5,900 Nationwide Health Properties Inc                             129,800
      1,300 Omega Financial Corp                                          45,175
      2,635 Omega Healthcare Investors Inc                                86,130
      1,800 Onbancorp Inc                                                 91,800
      2,775 One Valley Bancorp Inc                                       116,550
      1,100 Pennsylvania Real Estate Investment Trust                     24,681
      1,209 Peoples First Corp                                            33,852
      3,600 Peoples Heritage Financial Group Inc                         136,350
      3,100 Pioneer Group Inc                                             71,300
      1,109 Provident Bankshares Corp                                     46,162
      2,900 Provident Financial Group Inc                                123,975
      9,000 Public Storage Inc                                           263,250
      1,450 Queens County Bancorp Inc                                     65,975
      3,800 RFS Hotel Investments Inc                                     68,400
      1,500 Regency Realty Corp                                           40,875
      2,153 Republic Bancorp Inc                                          30,680
      1,600 S&T Bancorp Inc                                               53,600
      1,400 Saul Centers Inc                                              24,150
      1,300 Security Capital Corp                                        122,850
      1,200 Security-Connecticut Life Insurance Co*                       66,074
      3,900 Shurgard Storage Centers Inc Class A                         109,200
      1,300 Silicon Valley Bancshares*                                    58,825
      1,000 Sirrom Capital Corp*                                          34,500
      8,976 Sovereign Bancorp Inc                                        136,884
      2,900 Summit Properties Inc                                         59,813
      2,200 Sun Communities Inc                                           73,836
      2,300 TR Financial Corp                                             57,930
      4,500 Taubman Centers Inc                                           59,625
      2,300 Thornburg Mortgage Asset Co                                   49,450
      2,200 Town & Country Trust                                          33,825
      3,800 United Companies Financial Corp                              107,350







     12,099 United Dominion Realty Trust Inc                             171,649
      3,000 WHX Corp*                                                     22,875
      5,700 Walter Industries Inc*                                        95,475
      4,500 Washington Real Estate Investment Trust                       79,875
      3,300 Weingarten Realty Investors                                  139,425
      2,400 Western Investment Real Estate Trust                          33,300
        600 White River Corp*                                             43,725
                                                                      $8,997,975

INDEPENDENT POWER PROD    --- 0.0%
        600 Trigen Energy Corp                                            15,000
                                                                         $15,000

INDUSTRIAL SERVICES       --- 5.6%
      2,300 ABM Industries Inc*                                           44,418
      4,600 Acclaim Entertainment Inc*                                    18,975
      2,800 Ackerley Group Inc*                                           30,450
      6,300 Acxiom Corp*                                                 129,150
      5,300 Advanced Tissue Sciences Inc*                                 68,238
      3,200 Advo Inc*                                                     52,000
      3,700 Affiliated Computer Services Inc Class A*                    103,600
      3,300 Alliance Semiconductor Corp*                                  27,017
      4,300 Allwaste Inc*                                                 40,850
      1,900 Alternative Resources Corp*                                   38,713
      1,450 American Business Information Inc*                            31,538
      1,000 American Management Systems Inc*                              26,750
      2,100 Analysts International Corp*                                  70,350
      2,730 Avant! Corp*                                                  88,212
      3,000 Avid Technology Inc*                                          79,125
        800 BRC Holdings Inc*                                             30,400
        700 Barra Inc*                                                    23,100
      2,100 Billing Information Concepts*                                 73,238
      3,500 Bisys Group Inc*                                             146,125
      2,400 Boole & Babbage Inc*                                          51,000
      4,500 Borland International Inc*                                    31,217
      2,400 Broderbund Software Inc*                                      59,249
      1,600 CDI Corp*                                                     66,699
        400 CKS Group Inc*                                                13,500
      1,900 COREStaff Inc*                                                51,300
      2,962 Cellular Technical Services Co*                               27,028
      3,500 Cerner Corp*                                                  73,500
      1,400 Ciber Inc*                                                    47,862
      3,900 Columbia Laboratories Inc*                                    63,863
      3,150 Computer Horizons Corp*                                      107,888
        400 Computer Language Research Inc*                                3,900
      2,000 Computer Task Group Inc                                       74,500
      9,000 Computervision Corp*                                          41,625
      1,900 Control Data Systems Inc*                                     28,263
      1,800 Corrections Corporation of America*                           71,550
      2,100 Dames & Moore Inc                                             25,988
        400 Data Processing Resources Corp*                                9,350
      1,300 Data Transmission Network Corp*                               41,275
      1,200 Dialogic Corp*                                                31,950
      4,400 Diamond Multimedia Systems*                                   31,623
        700 Eagle River Interactive Inc*                                   5,600
      1,100 Electro Rent Corp*                                            27,225
      2,800 Employee Solutions Inc*                                       15,574
      2,300 Ennis Business Forms Inc*                                     22,138
      4,800 FTP Software Inc*                                             23,400
      1,200 Fair Isaac & Co Inc                                           53,474
      2,700 Figgie International Inc Class A*                             37,125
      2,200 Filenet Corp*                                                 31,900
        165 Grey Advertising Inc                                          54,450







      4,700 Heritage Media Corp*                                          88,713
      2,400 Hyperion Software Corp*                                       53,700
      3,900 Information Resources Inc*                                    55,088
      2,200 Integrated Systems Inc*                                       25,850
      2,800 Intersolv Inc*                                                26,250
      1,400 Itron Inc*                                                    36,225
      1,699 Jack Henry & Associates Inc                                   41,201
      3,000 Jacobs Engineering Group Inc*                                 80,625
      4,800 Keane Inc*                                                   249,600
      1,200 Landauer Inc                                                  27,824
        950 Learning Tree International Inc*                              42,156
      1,800 Logicon Inc                                                   95,400
      3,000 MacErich Co                                                   83,250
      1,000 Mail Boxes Etc*                                               27,875
      2,200 Manugistics Group Inc*                                        97,900
      2,300 Mercury Interactive Corp*                                     34,213
      1,250 NFO Research Inc*                                             30,938
      3,700 National Data Corp                                           160,254
      1,200 National Instruments Corp*                                    42,300
      1,600 Neopath Inc*                                                  30,400
      1,000 Network General Corp*                                         14,875
      1,700 Neurogen Corp*                                                38,675
      1,400 Nichols Research Corp*                                        29,400
      2,100 Norrell Corp                                                  69,300
      2,600 OIS Optical Imaging Systems Inc*                               6,336
      4,200 PMT Services Inc*                                             64,050
        500 Perseptive Biosystems Inc*                                     3,063
      1,856 Pharmaceutical Product Development Inc*                       40,832
      2,600 Phoenix Technologies Ltd*                                     33,800
      1,100 PhyMatrix Corp*                                               16,913
        700 Pinkertons Inc*                                               21,525
        400 Platinum Software Corp*                                        4,150
      7,032 Platinum Technology Inc*                                      93,174
      2,100 Policy Management Systems Corp*                               98,700
      3,200 Prepaid Legal Services Inc*                                   67,600
      3,800 Primark Corp*                                                101,175
      1,600 Progress Software Corp*                                       25,600
        600 Renaissance Solutions Inc*                                    22,200
      7,000 S3 Inc*                                                       77,000
      1,900 SEI Investments Companies                                     45,838
      1,000 SPS Transaction Services Inc*                                 18,500
      2,800 Santa Cruz Operation Inc*                                      9,974
      6,300 Sotheby's Holdings Inc Class A                               106,313
      4,000 Spectrum Holobyte Inc*                                        19,500
      1,800 Standard Register Co                                          55,125
        900 Sterling Software Inc*                                        28,125
      1,100 Stone & Webster Inc                                           46,956
      5,000 Structural Dynamics Research Corp*                           131,250
      7,800 Symantec Corp*                                               152,100
      4,250 System Software Associates Inc*                               32,406
      2,000 Systems & Computer Technology Corp*                           53,500
      2,400 Technology Solutions Co*                                      94,800
      1,783 Tetra Tech Inc*                                               43,015
        700 The Profit Recovery Group International Inc*                   9,713
      1,300 Thermotrex Corp*                                              32,418
      1,400 TransTexas Gas Corp*                                          22,400
      3,800 Transaction Systems Inc Class A*                             131,100
      2,600 True North Communications Inc                                 64,350
      3,150 United States Bioscience Inc*                                 30,319
      1,600 Vantive Corp*                                                 45,200
      2,300 Viewlogic Systems Inc*                                        33,638
      1,200 Volt Information Sciences Inc*                                60,600
      1,700 Wackenhut Corp                                                40,800







        900 Wackenhut Corrections Corp*                                   26,213
      1,100 Wall Data Inc*                                                29,013
                                                                      $5,867,561

INSURANCE                 --- 4.7%
      6,900 20th Century Industries                                      144,900
      1,700 Acceptance Insurance Companies Inc*                           38,675
      2,000 Acordia Inc*                                                  80,000
      2,800 Alfa Corp*                                                    38,850
      2,900 Allied Group Inc*                                            110,200
      2,900 American Bankers Insurance Group Inc*                        183,425
      1,100 American Heritage Life Investment Corp*                       36,300
      3,200 Amerin Corp*                                                  77,600
      2,500 Argonaut Group Inc*                                           73,750
      2,300 Arthur J Gallagher & Co                                       86,825
      2,000 Baldwin & Lyons Inc Class B*                                  45,250
      3,300 CMAC Investment Corp                                         157,575
      1,600 Capital RE Corp                                               85,600
        500 Capmac Holdings Inc                                           16,813
      1,000 Citizens Corp                                                 27,625
      2,800 Commerce Group Inc                                            68,950
      1,400 Compdent Corp*                                                29,487
      5,000 Crawford & Co Class B                                         81,250
      1,754 Delphi Financial Group Inc Class A*                           67,529
      1,400 EW Blanch Holdings*                                           37,362
      1,800 Enhance Financial Services Group Inc                          78,975
      1,400 Executive Risk Inc                                            72,800
      1,500 Fidelity National Financial Inc                               25,313
      1,400 First American Financial Corp                                 54,600
      1,200 Foremost Corporation of America                               71,850
      3,020 Fremont General Corp                                         121,555
      1,600 Frontier Insurance Group Inc                                 103,600
      2,671 Gainsco Inc                                                   25,041
      1,400 Guarantee Life Companies Inc                                  35,175
      2,100 Guaranty National Corp                                        50,400
      4,150 HCC Insurance Holdings Inc                                   110,751
      2,900 HSB Group Inc                                                154,788
      1,600 Highlands Insurance Group*                                    32,200
      1,900 Hilb Rogal & Hamilton Co                                      32,300
      3,400 Horace Mann Educators Corp                                   166,600
      1,900 Integon Corp                                                  47,500
      3,300 John Alden Financial Corp                                     69,092
        400 Kansas City Life Insurance Co                                 31,600
      2,100 Liberty Corp                                                  85,575
      1,400 Life Re Corp                                                  65,275
      1,600 MMI Companies Inc                                             41,800
        600 Markel Corp*                                                  76,800
      2,500 Maxicare Health Plans Inc*                                    55,938
        700 Meadowbrook Insurance Group                                   17,456
      1,226 Medical Assurance Inc*                                        49,806
        400 Mutual Risk Management Ltd                                    18,350
      2,100 NAC RE Corp                                                  101,588
        300 National Western Life Insurance Co Class A*                   26,775
        700 Nymagic Inc                                                   14,438
      2,000 Orion Capital Corp                                           147,500
      1,934 PXRE Corp                                                     59,471
      3,300 Penncorp Financial Group Inc                                 127,050
      5,500 Physician Corporation of America*                             35,063
        900 Physicians Health Services Inc Class A*                       24,300
        800 Poe & Brown Inc                                               29,600
      3,500 Presidential Life Corp                                        67,813
        700 Protective Life Corp                                          35,175
        875 RLI Corp                                                      31,882







      2,400 Reinsurance Group America Co                                 138,000
      8,900 Reliance Group Holdings Inc                                  105,688
        500 RightChoice Managed Care Inc Class A*                          6,781
      2,400 Risk Capital Holdings Inc*                                    50,400
      2,100 Selective Insurance Group Inc                                101,718
        800 State Auto Financial Corp                                     18,000
      1,300 Trenwick Group Inc                                            48,750
      4,800 UICI*                                                        141,600
        700 United Dental Care Inc*                                       10,500
      1,275 United Fire & Casualty Co                                     47,813
      1,200 United Wisconsin Services Inc                                 40,424
      2,650 Vesta Insurance Group Inc                                    114,613
      2,000 WR Berkley Corp*                                             117,750
      1,600 Washington National Corp                                      45,600
      1,600 Zenith National Insurance Corp                                43,200
      1,600 Zurich Reinsurance Centre Holdings Inc*                       63,200
                                                                      $4,977,798

LEASING                   --- 0.1%
      1,500 Financial Federal Corp*                                       33,000
      2,000 Renters Choice Inc*                                           39,750
                                                                         $72,750

MFTG - CONSUMER PRODS.    --- 7.9%
      1,000 Action Performance Companies Inc*                             24,250
      5,200 Adolph Coors Co Class B                                      138,450
        600 Advanced Lighting Technologies*                               15,150
      1,700 American Business Products Inc*                               38,675
      5,900 American Media Inc Class A*                                   41,300
        300 Ashworth Inc*                                                  3,019
      2,800 Authentic Fitness Corp*                                       35,350
      1,400 BT Office Products International Inc*                         10,500
      4,450 Banta Corp*                                                  120,706
      1,900 Bassett Furniture Industries Inc*                             53,793
      2,400 Big Flower Press Holdings Inc*                                49,800
      2,500 Boston Beer Company Inc*                                      24,688
      2,500 Bowne & Company Inc                                           87,188
      2,500 Brown Group Inc                                               46,718
      2,200 Buckeye Cellulose Corp*                                       74,250
      8,800 Burlington Industries Inc*                                   105,600
      1,400 Bush Industries Inc Class A                                   33,250
      1,000 CSS Industries Inc*                                           31,625
        400 Canandaigua Wine Company Inc Class B*                         13,600
      2,700 Catalina Marketing Corp*                                     129,938
      7,060 Champion Enterprises Inc*                                    105,900
      5,700 Chiquita Brands International Inc                             78,375
      2,500 Church & Dwight Inc                                           66,875
        800 Coca-Cola Bottling Co                                         38,800
      9,700 Collins & Aikman Corp*                                        97,000
      2,200 CompUSA Inc*                                                  47,300
      2,800 Cone Mills Corp*                                              22,400
        300 Culbro Corp*                                                  41,756
        300 Cyrk Inc*                                                      3,525
      5,700 Dean Foods Co                                                230,138
        600 Delta Woodside Industries Inc*                                 4,050
        400 Designs Inc*                                                   1,950
        900 Devon Group Inc*                                              32,175
      4,850 Dimon Inc                                                    128,525
      1,500 Dreyer's Grand Ice Cream Inc                                  59,250
      6,000 Dura Pharmaceuticals Inc*                                    239,250
      1,300 Earthgrains Co                                                85,231
      1,300 Elcor Corp                                                    36,238
      2,100 Ethan Allen Interiors Inc                                    119,700

        600 Fab Industries Inc                                            18,750
        168 Farmer Brothers Co                                            21,336
      1,300 Fieldcrest Cannon Inc*                                        24,700
     12,350 Flowers Industries Inc                                       207,628
        300 Galey & Lord Inc*                                              5,625
      2,500 Galoob (Lewis) Toys Inc*                                      47,188
      2,300 Gibson Greetings Inc*                                         51,750
      2,800 Golden Books Family Entertainment Inc*                        35,000
        200 GoodMark Foods Inc                                             3,750
      2,650 Guilford Mills Inc                                            55,152
      3,700 Gymboree Corp*                                                88,800
      3,300 HON Industries Inc                                           146,025
        200 Haggar Corp                                                    2,550
      2,410 Harte-Hanks Communications Inc                                71,095
      3,600 Hartmarx Corp*                                                29,700
      6,700 Herman Miller Inc                                            241,200
      3,600 Hollinger International Inc                                   40,273
      2,000 Houghton Mifflin Co                                          133,500
      3,050 Hudson Foods Inc Class A                                      49,752
      1,300 Insilco Corp*                                                 48,750
      3,000 Interface Inc Class A                                         66,375
        900 International Imaging Materials Inc*                          14,625
      2,300 International Multifoods Corp                                 57,788
        200 J&J Snack Foods Corp*                                          3,075
      4,100 JM Smucker Co Class A                                         89,175
      2,000 JP Foodservice Inc*                                           57,374
      4,600 John H Harland Co                                            104,935
      1,900 John Wiley & Sons Inc Class A                                 64,363
        200 Johnston Industries Inc                                        1,275
      4,800 Jostens Inc                                                  128,400
      2,800 Just For Feet Inc*                                            48,824
      2,700 Justin Industries Inc                                         34,425
        100 K-Swiss Inc                                                    1,575
      2,015 K2 Inc                                                        63,849
      2,950 Kellwood Co                                                   81,863
      1,000 Kenneth Cole Productions Inc Class A*                         16,312
      2,600 Kimball International Inc Class B                            104,650
      2,300 Kinetic Concepts Inc                                          41,400
      1,900 La-Z-Boy Chair Co                                             68,400
      2,200 Lance Inc                                                     42,075
      2,159 Land's End Inc*                                               63,960
        700 Levitz Furniture Inc*                                          1,006
      2,500 Lydall Inc*                                                   52,813
      2,900 M & F Worldwide Corp*                                         25,375
        700 Mafco Consolidated Group                                      23,450
      5,375 McClatchy Newspapers Inc Class A                             157,891
      1,700 Media General Inc Class A                                     68,000
        800 Merrill Corp                                                  29,100
      1,700 Michael Foods Inc                                             31,450
      3,200 Mohawk Industries Inc*                                        72,800
      1,100 Morningstar Group Inc*                                        32,313
        500 National Presto Industries Inc                                20,156
      2,275 Nature's Sunshine Products Inc                                41,234
      1,600 New England Business Service Inc                              42,099
      1,800 Northland Cranberries Inc Class A*                            29,025
      1,100 Oakwood Homes Corp                                            26,400
      1,300 Oshkosh B'Gosh Inc Class A                                    28,275
        200 Oxford Industries Inc                                          5,675
      2,800 ParExel International Corp*                                   88,900
        200 Penwest Ltd                                                    6,750
      1,200 Performance Food Group Co*                                    25,200
        300 Pharmaceutical Marketing Services Inc*                         3,263
      3,400 Phillips Van-Heusen Corp                                      51,000







        600 Pilgrims Pride Corp                                            7,087
        300 Pillowtex Corp                                                 6,581
      2,900 Playboy Enterprises Inc*                                      33,530
      3,400 Playtex Products Inc*                                         31,875
        100 Plenum Publishing Corp                                         3,850
      1,500 Ply-Gem Industries Inc                                        27,188
      8,600 Premark International Inc                                    230,050
        833 Pulitzer Publishing Co Class B                                44,149
      1,000 Quicksilver Inc*                                              32,000
      1,200 RDM Sports Group Inc*                                          1,350
      4,400 Ralcorp Holdings Inc                                          64,900
      1,000 Riviana Foods Inc                                             20,000
      1,200 Robert Mondavi Corp Class A*                                  56,700
      1,700 Samsonite Corp*                                               75,013
      1,100 Sanderson Farms Inc                                           19,250
      2,900 Savannah Foods & Industries Inc                               50,930
      1,800 Scholastic Corp*                                              63,000
      2,300 Schweitzer-Mauduit International Inc                          86,250
      1,700 Scientific Games Holdings Corp*                               35,063
         32 Seaboard Corp                                                  8,448
      2,200 Smithfield Foods Inc*                                        135,300
      3,600 Sola International Inc*                                      120,600
      2,000 Springs Industries Inc Class A                               105,500
        300 Steck-Vaughn Publishing Corp*                                  4,050
      7,100 Stride Rite Corp                                              91,413
        200 Swiss Army Brands Incorporated*                                2,425
        300 The Dixie Group Inc*                                           3,075
      1,200 The Timberland Co Class A*                                    77,400
      2,546 Tootsie Roll Industries Inc                                  113,297
      6,000 Topps Company Inc*                                            25,122
      2,100 Triangle Pacific Corp*                                        67,200
        700 Tultex Corp*                                                   4,288
      1,000 USA Detergents Inc*                                           10,250
      1,300 Unitog Co                                                     35,100
      5,000 Universal Corp                                               158,750
      3,600 Universal Foods Corp                                         137,250
      1,700 Universal Forest Products Inc                                 24,863
      3,400 Valassis Communications Inc*                                  81,600
      1,500 Valhi Inc                                                     12,188
        500 Waverly Inc                                                   10,750
      2,400 Westpoint Stevens Inc*                                        93,900
      6,137 Wolverine World Wide Inc                                     186,411
      5,000 World Color Press Inc*                                       118,750
                                                                      $8,372,401

MFTG - INDUSTRIAL PRODS   --- 14.2%
      5,400 A Schulman Inc                                               132,975
      1,500 ABT Building Products Corp*                                   39,375
      1,800 AT Cross Co Class A                                           22,950
        800 Advanced Energy Industries*                                   12,300
        600 Ag-Chem Equipment Company Inc*                                13,800
      1,900 Agouron Pharmaceutical Inc*                                  153,663
      1,100 Alamo Group Inc*                                              22,893
      3,600 Albany International Corp Class A*                            81,000
      2,300 Alkermes Inc*                                                 33,350
      4,300 Alliance Pharmaceutical Corp*                                 43,267
      1,200 Allied Products Corp*                                         39,750
      1,100 Alltrista Corp*                                               30,113
      2,000 Alpharma Inc Class A*                                         31,874
      1,200 Amcast Industrial Corp*                                       30,000
        300 American Financial Enterprises Inc*                           12,300
        850 American Homestar Corp*                                       18,169
        600 Ameron International Inc*                                     33,975







      3,000 Amylin Pharmaceuticals Inc*                                   41,250
        800 Aphton Corp*                                                  11,800
      1,800 Applied Power Inc Class A*                                    92,925
      2,500 Aptargroup Inc*                                              113,125
     12,400 Armco Inc*                                                    48,050
      3,200 Arvin Industries Inc*                                         87,200
        200 Astec Industries Inc*                                          2,487
      2,200 Aviall Inc*                                                   30,800
      4,000 BMC Industries Inc*                                          137,000
      3,400 BWIP Holding Inc*                                             69,061
        400 Bacou USA Inc*                                                 6,500
      4,300 Ball Corp*                                                   129,267
      3,049 Banctec Inc*                                                  79,082
      1,075 Barr Labs Inc*                                                47,300
      3,400 Belden Inc*                                                  115,811
        300 Bell Sports Corp*                                              2,438
      6,900 Bio-Technology General Corp*                                  93,150
      4,200 Birmingham Steel Corp*                                        65,100
      1,894 Block Drug Inc Class A*                                       82,863
      1,600 Blount International Inc Class A*                             68,099
      2,300 Brush Wellman Inc                                             48,155
        900 Bush Boake Allen Inc*                                         28,013
        950 Butler Manufacturing Co                                       31,469
        800 C&D Technologies Inc                                          30,000
      2,800 COR Therapeutics Inc*                                         29,750
      5,600 Calgon Carbon Corp                                            77,700
      1,700 Cambrex Corp                                                  67,363
      5,060 Camco International Inc                                      277,035
      3,600 Caraustar Industries Inc                                     124,650
      3,900 Carlisle Companies Inc                                       136,013
      2,400 Carpenter Technology Corp                                    109,800
      1,400 Cascade Corp                                                  27,037
      1,600 Centex Construction Products Inc                              31,200
      3,500 Cephalon Inc*                                                 40,250
        800 Chaparral Steel Co                                            11,950
      1,200 Chase Brass Industries Inc*                                   29,250
        100 Chase Industries Inc*                                          2,438
      1,200 Chemed Corp                                                   44,924
      3,000 Chemfirst Inc                                                 81,375
        550 Chicago Miniature Lamp Inc*                                   13,681
      5,700 Cincinnati Milacron Inc                                      147,841
      1,000 Citation Corp*                                                17,125
      2,300 Clarcor Inc                                                   56,925
        800 Columbus McKinnon Corporation                                 15,200
      2,000 Commercial Intertech Corp                                     27,874
      1,200 Commonwealth Aluminum Corp*                                   24,450
        100 Commonwealth Industries Inc                                    2,038
      6,600 Copytele Inc*                                                 35,884
     10,398 Crompton & Knowles Corp                                      231,356
      1,800 Cuno Incorporated*                                            30,150
        300 Curtiss-Wright Corp                                           17,475
      2,300 Cygnus Inc*                                                   39,675
      6,900 Cytogen Corp*                                                 33,638
        700 DT Industries Inc                                             25,025
        700 Day Runner Inc*                                               23,275
      3,300 Dexter Corp                                                  105,600
      2,500 Dynatech Corp*                                                89,375
      2,600 Exide Corp                                                    57,036
      3,300 FSI International Inc*                                        52,800
      6,100 Fedders Corp                                                  34,691
      3,700 Ferro Corp                                                   137,129
        900 Florida Rock Industries Inc                                   36,563
        300 Flow International Corp*                                       2,925







      2,000 Foamex International Inc*                                     26,250
        700 Fossil Inc*                                                   12,425
      1,800 Fuisz Technologies Ltd*                                       15,975
      5,177 Fulton Financial Corp                                        139,779
      1,300 Furon Co                                                      40,788
      7,500 Gaylord Container Corp Class A*                               57,653
      5,200 Genelabs Technologies Inc*                                    14,622
        900 General Binding Corp                                          25,650
      3,700 Gensia Inc*                                                   16,417
      2,400 Gerber Scientific Inc                                         47,400
        500 Gibraltar Steel Corp*                                         11,500
      4,300 Gilead Sciences Inc*                                         118,788
        500 Gleason Corp                                                  23,250
      3,200 Global Industries Technologies Inc*                           65,600
      1,775 Graco Inc                                                     53,472
      2,300 Greenfield Industries Inc                                     62,100
      1,000 Greenwich Air Services Inc Class A                            28,625
      2,600 Greif Brothers Corp Class A                                   70,200
      4,400 Griffon Corp*                                                 60,223
      2,000 HB Fuller Co                                                 110,000
      1,900 Handy & Harman                                                33,013
        300 Hauser Inc*                                                    1,613
      1,100 Helix Technology Corp                                         44,550
      5,102 ICN Pharmaceuticals Inc                                      146,361
      4,200 ICOS Corp*                                                    34,650
      3,775 IDEX Corp                                                    124,575
        900 IDEXX Laboratories Inc*                                       11,193
      1,600 IMCO Recycling Inc                                            30,200
      2,600 Immunex Corp*                                                 94,250
      3,000 Immunomedics Inc*                                             13,125
      1,200 In Focus Systems Inc*                                         30,750
      1,275 Inbrand Corp*                                                 38,250
        200 Insteel Industries Inc                                         1,625
      2,500 Intermet Corp                                                 40,155
      2,300 Ionics Inc*                                                  104,650
      3,600 Isis Pharmaceuticals Inc*                                     52,423
      2,500 J&L Specialty Steel Inc                                       30,000
      3,300 Jones Medical Industries Inc                                 156,750
      1,400 Kaiser Aluminum Corp*                                         17,150
      2,300 Kaydon Corp                                                  114,138
      3,800 Kennametal Inc                                               163,400
      1,200 Kronos Inc*                                                   33,000
      2,800 Kulicke & Soffa Industries Inc*                               90,910
        300 LSB Industries Inc                                             1,238
      4,400 Lawter International Inc                                      55,550
      1,000 Learonal Inc                                                  28,500
      2,100 Libbey Inc                                                    73,500
      1,500 Life Technologies Inc                                         41,625
      3,498 Ligand Pharmaceuticals Inc Class B*                           45,037
      2,750 Lilly Industries Inc Class A                                  55,344
      3,500 Lincoln Electric Co*                                         122,500
      1,400 Lindsay Manufacturing Co                                      45,850
      4,800 Liposome Company Inc*                                         42,898
        600 Liqui-Box Corp                                                20,250
      1,600 Lone Star Industries Inc                                      72,499
      2,900 Lone Star Technologies Inc*                                   83,013
      2,100 Lukens Inc                                                    39,505
        800 MacDermid Inc                                                 36,700
      1,500 Marquette Medical Systems Class A*                            33,000
      2,250 Material Sciences Corp*                                       34,733
      1,100 Matthews International Corp Class A                           40,150
      1,700 McGrath Rentcorp                                              34,850
      1,000 McWhorter Technologies Inc*                                   23,875

      2,200 Medimmune Inc*                                                40,700
      2,400 Medusa Corp                                                   92,100
      7,300 Microchip Technology Inc*                                    217,175
      1,100 Micros Systems Inc*                                           46,200
      1,000 Mikasa Inc                                                    14,250
      3,200 Minerals Technologies Inc                                    120,000
      4,001 Mississippi Chemical Corp                                     83,021
        400 Modecular Biosystems Inc*                                      3,600
      3,200 Modine Manufacturing Co                                       95,200
      2,029 Mosinee Paper Corp                                            49,711
      2,800 Mueller Industries Inc*                                      122,500
      2,600 Mycogen Corp*                                                 51,025
      1,762 Myers Industries Inc                                          29,734
      4,500 NABI Inc*                                                     29,813
      2,400 NBTY Inc*                                                     67,200
        500 NCH Corp                                                      31,250
        900 NCI Building Systems Inc*                                     29,138
      3,400 NL Industries Inc*                                            49,300
      1,275 NN Ball & Roller Inc                                          15,938
      1,000 Nacco Industries Inc Class A                                  56,437
        200 Nashua Corp*                                                   2,175
      3,000 National Steel Corp*                                          50,436
        600 Northwestern Steel and Wire Co*                                1,650
      2,300 Novellus Systems Inc*                                        198,950
      2,100 Noven Pharmaceuticals Inc*                                    14,963
      1,300 ODS Networks Inc*                                             15,438
      1,300 Oneida Ltd                                                    34,693
      1,100 Oregon Metallurgical Corp*                                    30,938
      3,300 Oregon Steel Mills Inc                                        65,792
      2,318 Organogenesis Inc*                                            45,345
      1,550 Osmonics Inc*                                                 28,577
      2,900 Outboard Marine Corp                                          51,475
      3,700 PH Glatfelter Co                                              74,000
      1,500 Paragon Trade Brands Inc*                                     25,593
      3,493 Paxar Corp*                                                   65,930
      1,200 Penn Engineering & Manufacturing Corp-Class A                 22,500
      5,400 Pentair Inc                                                  177,525
      9,500 Perrigo Co*                                                  118,750
        800 Petrolite Corp*                                               49,500
        400 Pharmaceutical Resources Inc*                                  1,100
      1,250 Photronics Inc*                                               59,688
      3,900 Polaris Industries Inc                                       126,992
      1,900 Pope & Talbot Inc                                             31,230
      1,700 Possis Corp*                                                  28,688
      3,450 Precision Castparts Corp                                     205,706
      1,700 Protein Design Labs Inc*                                      48,450
        600 Puerto Rican Cement Company Inc                               19,537
        200 Quaker Chemical Corp                                           3,475
      1,800 Quanex Corp                                                   55,237
      1,700 RMI Titanium Co*                                              46,325
      3,300 RP Scherer Corp*                                             170,363
      1,300 RailTex Inc*                                                  23,400
      2,900 Regal-Beloit Corp                                             75,942
      2,900 Regeneron Pharmaceuticals Inc*                                29,363
      1,650 Reliance Steel & Aluminum Co                                  42,900
        300 Republic Group Inc                                             6,038
      2,700 Rexene Corp                                                   42,017
      1,100 Robbins & Myers Inc                                           35,750
      2,000 Roberts Pharmaceutical Corp*                                  22,374
      2,800 Robotic Vision Systems Inc*                                   33,250
      4,750 Rock-Tenn Co Class A                                          82,232
      1,900 Roper Industries Inc                                          98,563
      1,200 Rouge Steel Co Class A                                        20,250

      1,600 Russ Berrie & Company Inc                                     35,099
        800 SPS Technologies Inc*                                         56,600
      5,200 Scios Nova Inc*                                               33,150
      1,500 Scotsman Industries Inc                                       42,750
      2,700 Scotts Co Class A*                                            78,300
      1,100 Sequa Corp Class A*                                           62,013
        700 Shiloh Corp*                                                  14,131
      2,100 Shorewood Packaging Corp*                                     47,775
      4,300 Silicon Valley Group Inc*                                    113,413
      3,000 Southdown Inc                                                130,875
      2,400 Spartech Corp                                                 31,200
      1,800 Specialty Equipment Companies Inc*                            26,550
        100 Spinnaker Industries Class A*                                  3,350
      3,000 Stac Inc*                                                     10,686
      1,700 Standex International Corp                                    51,000
      1,200 Stepan Co                                                     29,550
      4,500 Stewart & Stevenson Services Inc                             117,000
      2,800 Sturm Ruger Company Inc                                       54,950
      2,400 Synetic Inc*                                                  88,800
      1,300 Techne Corp*                                                  39,325
      2,300 Telxon Corp                                                   41,400
      1,300 Tennant Co                                                    42,900
      3,200 Texas Industries Inc                                          84,998
      1,600 The Manitowoc Company Inc                                     74,800
      2,250 TheraTech Inc*                                                26,438
        500 Thermo TerraTech Inc*                                          5,688
      1,875 Thomas Nelson Inc                                             26,016
      2,350 Titan Wheel International Inc*                                41,419
      1,800 Toro Co                                                       68,175
      1,000 Tower Automotive Inc*                                         43,000
      1,150 Tredegar Industries Inc                                       63,825
        700 Tremont Corp*                                                 30,713
      2,300 Trimas Corp                                                   64,688
        600 TurboChef Inc*                                                 8,100
      3,200 UNR Industries Inc*                                           22,000
      2,500 Ultratech Stepper Inc*                                        57,188
      1,700 United States Can Corp*                                       24,225
      7,525 United States Filter Co*                                     205,056
      2,700 Valmont Industries Inc                                        51,300
      4,400 Valspar Corp                                                 130,350
      1,500 Vans Inc*                                                     22,688
      2,600 Varco International Inc*                                      83,850
      3,000 Vertex Pharmaceuticals Inc*                                  114,750
      2,100 Vical Inc*                                                    26,775
      4,800 Vivus Inc*                                                   114,298
      1,000 WD-40 Co                                                      60,000
      3,100 WH Brady Co Class A                                           89,900
      1,200 Walbro Corp                                                   24,300
      5,100 Wang Laboratories Inc*                                       108,691
      2,600 Watts Industries Inc Class A                                  62,400
      3,962 Wausau Paper Mills Co                                         74,783
      3,900 Wellman Inc                                                   67,763
      1,800 West Inc                                                      51,525
      2,000 Westinghouse Air Brake Co                                     40,000
      2,500 Williams Industries Inc                                       62,655
      2,000 Wolverine Tube Inc*                                           55,750
      2,800 Wyman Gordon Co*                                              75,600
      2,050 Wynn's International Inc                                      58,169
      2,400 Xircom Inc*                                                   29,849
      1,600 Zero Corp                                                     42,000
      3,300 Zila Inc*                                                     22,275
      1,100 Zoltek Companies Inc*                                         42,075
                                                                     $15,035,514








MINING                    --- 0.8%
      2,400 AMCOL International Corp                                      43,500
      7,300 Amax Gold Inc*                                                44,713
      1,200 Ashland Coal Inc*                                             34,200
     32,600 Battle Mountain Gold Co*                                     185,396
      2,700 Calmat Co                                                     58,050
      1,500 Cleveland-Cliffs Inc                                          61,125
      3,100 Coeur D'Alene Mines Co*                                       40,105
      1,900 Dravo Corp*                                                   20,663
      3,704 Getchell Gold Corp*                                          130,103
        700 Glamis Gold Ltd                                                5,075
      7,500 Helca Mining Co*                                              40,313
        900 Maxxam Inc*                                                   42,075
      2,100 Stillwater Mining Co*                                         46,725
     36,200 Sunshine Mining Co*                                           24,869
        650 Thermo Ecotek Corp*                                           10,034
      2,100 Zeigler Coal Holding Co                                       49,088
                                                                        $836,034

OIL & GAS                 --- 3.6%
        700 Atwood Oceanics Inc*                                          46,900
      5,418 BJ Services Company USA*                                     290,540
        800 Belco Oil & Gas Corp*                                         17,150
      1,400 Belden & Blake Corp*                                          37,537
      4,300 Benton Oil & Gas Co*                                          64,500
      2,800 Berry Petroleum Co Class A*                                   53,200
      2,900 Cabot Oil & Gas Corp                                          51,113
      2,100 Cairn Energy USA Inc*                                         27,563
      2,200 Cliffs Drilling Co*                                           80,300
      3,200 Cross Timbers Oil Co                                          61,600
      2,900 Devon Energy Corp                                            106,575
      4,200 EVI Inc*                                                     176,400
      1,800 Falcon Drilling Company Inc*                                 103,725
      1,700 Flores & Rucks Inc*                                           78,625
      1,300 Forcenergy Inc*                                               39,488
      3,400 Forest Oil Corp*                                              49,936
      3,400 Freeport-McMoRan Inc                                          98,175
      4,700 Giddings & Lewis Inc                                          98,113
      3,600 Global Industries Ltd*                                        84,092
        400 HS Resources Inc*                                              5,650
     10,800 Harken Energy Corp*                                           75,600
      3,500 Helmerich & Payne Inc                                        201,688
        800 Holly Corp                                                    19,850
      1,700 Hugoton Energy Corp*                                          23,588
      2,200 Lomak Petroleum Inc                                           39,186
      1,000 Louis Dreyfus Natural Gas Corp*                               16,250
      5,900 Marine Drilling Companies Inc*                               115,788
      9,100 Mesa Inc*                                                     52,325
      5,300 Mitchell Energy & Development Corp Class A                   107,325
      5,400 Newfield Exploration Co*                                     108,000
      4,490 Newpark Resources Inc*                                       151,538
      1,800 Nuevo Energy Co*                                              73,800
      3,400 Oceaneering International Inc*                                62,900
      5,100 Parker & Parsley Petroleum Co                                180,413
      7,900 Parker Drilling Co*                                           87,888
      2,600 Plains Resources Inc*                                         38,350
      2,500 Pool Energy Services Co*                                      45,313
      5,000 Quaker State Corp                                             76,250
      1,500 Seitel Inc*                                                   57,000
      3,900 Snyder Oil Corp                                               71,663
      2,200 Solv-Ex Corp*                                                  7,286
        300 St Mary Land & Exploration Co                                 10,538







      1,600 Stone Energy Corp*                                            43,800
      2,100 Swift Energy Co*                                              50,138
      3,800 Tesoro Petroleum Corp*                                        56,286
      2,700 Tom Brown Inc*                                                57,375
      6,100 Tuboscope Vetco International Corp*                          121,238
      4,820 United Meridian Corp*                                        144,600
      2,200 Veritas Software Corp*                                        49,500
      1,800 Vintage Petroleum Inc                                         55,350
        200 Wiser Oil Co                                                   3,687
                                                                      $3,775,695

OTHER ASSET-BACKED        --- 0.2%
      4,237 Financial Security Assurance Holdings Ltd                    164,976
                                                                        $164,976

OTHER TRANS. SERVICES     --- 1.0%
      3,000 APL Ltd                                                       93,750
      3,100 American Freightways Corp*                                    48,438
        500 Arkansas Best Corp*                                            4,563
      2,525 Brightpoint Inc*                                              82,219
      3,400 Expeditors International of Washington Inc                    96,475
        800 Fritz Companies Inc*                                           7,750
      1,400 Frozen Food Express Industries Inc                            12,075
      2,900 GATX Corp                                                    167,475
      6,500 Greyhound Lines Inc*                                          29,250
      2,384 Heartland Express Inc*                                        56,024
      3,200 JB Hunt Transport Services Inc                                47,600
        300 Knight Transportation Inc*                                     7,613
      1,800 Landstar System Inc*                                          50,625
      1,200 MS Carriers Inc*                                              30,150
      2,600 Miller Industries Inc*                                        41,600
      4,000 Overseas Shipholding Group Inc                                78,500
      1,900 Roadway Express Inc                                           44,413
      1,400 Rural/Metro Corp*                                             40,643
      3,200 USFreightways Corp                                            82,800
      3,250 Werner Enterprises Inc                                        62,969
                                                                      $1,084,932

RAILROADS                 --- 0.1%
        500 Florida East Coast Industries Inc                             55,500
                                                                         $55,500

REAL ESTATE               --- 3.9%
        500 Alexanders Inc*                                               35,188
      2,500 Amresco Inc*                                                  53,750
      1,900 Apartment Investment & Management Co Class A                  53,675
      1,000 Avatar Holdings Inc*                                          33,500
      5,600 Beacon Properties Corp*                                      186,900
      2,400 Burnham Pacific Properties Inc                                33,000
      2,200 CCB Financial Corp                                           160,875
      6,900 CWM Mortgage Holdings Inc*                                   165,165
      3,700 Cali Realty Corp                                             125,800
     10,900 Catellus Development Corp*                                   197,563
      1,600 Charles E Smith Residential Realty Inc                        46,200
      9,100 Crescent Real Estate Equities Inc                            288,925
      2,500 Del Webb Corp                                                 40,625
      5,900 Dynex Capital Inc                                             82,228
      2,700 Evans Withycombe Residential Inc                              56,025
      3,600 Felcor Suite Hotels Inc                                      134,100
      3,400 First Industrial Realty Trust Inc                             99,450
        800 Forest City Enterprises Inc Class A                           38,200
      2,700 Gables Residential Trust                                      68,175
      3,900 General Growth Properties Inc                                130,650







      5,000 Highwood Properties Inc                                      160,000
      2,676 Horizon Group Inc                                             35,957
      3,200 Hospitality Properties Trust                                  98,000
      4,700 Insignia Financial Group Inc Class A*                         85,188
      2,600 Irvine Apartment Communities Inc                              76,375
      1,600 JDN Realty Corp                                               50,000
      1,600 Meridian Industrial Trust Inc                                 37,600
      5,400 Merry Land & Investment Company Inc                          117,110
      1,500 Mid-America Apartment Communities Inc                         42,093
      2,200 Mills Corp                                                    60,911
      1,000 NHP Inc*                                                      22,500
      3,100 Post Properties Inc                                          125,742
      1,800 Price Enterprises Inc                                         34,650
      3,300 Realty Income Corp                                            86,625
      2,900 Reckson Associates Realty Corp                                66,700
      1,300 Redwood Trust Inc                                             60,775
      1,500 Sovran Self Storage Inc                                       43,875
      4,400 Spieker Properties Inc                                       154,823
      1,700 Storage Trust Realty                                          45,050
      1,300 The Price Real Estate Investment Trust Inc                    47,288
      2,000 Trinet Corporate Realty Trust Inc                             66,124
      3,900 Trustmark Corp                                               109,200
      1,200 Universal Health Realty Income Trust*                         22,724
      1,300 Urban Outfitters Inc*                                         18,200
      1,900 Urban Shopping Centers Inc                                    60,563
      3,500 Vornado Realty Trust                                         252,438
      1,700 Walden Residential Properties Inc                             43,563
      1,800 Weeks Corp                                                    56,250
                                                                      $4,110,318

RETAIL TRADE              --- 6.1%
      4,400 Americredit Corp*                                             92,400
      3,600 AnnTaylor Stores Corp*                                        70,200
      3,600 Apple South Inc*                                              54,900
      4,400 Applebees International Inc*                                 117,700
      3,875 Arbor Drugs Inc*                                              77,984
        300 Au Bon Pain Inc*                                               2,025
      1,750 BMC West Corp*                                                21,438
        200 Bertuccis Inc*                                                 1,362
      4,500 Best Buy Inc*                                                 66,938
      1,100 Blair Corp*                                                   15,813
      5,900 Bob Evans Farms Inc*                                          99,928
      5,400 Bombay Company Inc*                                           27,000
        500 Buckle Inc*                                                   11,500
      6,421 Buffets Inc*                                                  54,174
      2,200 Burlington Coat Factory Warehouse Corp*                       42,900
      4,800 CKE Restaurants Inc*                                         151,800
      2,300 Carson Pirie Scott & Co*                                      73,025
      3,700 Caseys General Stores Inc                                     79,665
      3,576 Cash America International Inc                                37,548
     13,500 Charming Shoppes Inc*                                         70,443
      1,200 Cheesecake Factory Inc*                                       25,200
      6,700 Claire's Stores Inc                                          117,250
      1,700 Cole National Corp  Class A*                                  74,800
      1,819 Consolidated Products Inc*                                    33,879
      1,000 Copart Inc*                                                   16,500
        200 Danmark International Inc*                                     3,100
        248 Dart Group Corp Class A                                       25,482
        800 Delchamps Inc                                                 25,600
      1,300 Discount Auto Parts Inc*                                      25,350
      3,000 Donaldson Company Inc                                        114,000
      2,800 Duty Free International Inc                                   52,500
      3,400 Eagle Hardware & Garden Inc*                                  77,775

      1,300 Encad Inc*                                                    53,950
      2,300 Express Scripts Inc*                                          96,025
      2,100 Fabri-Centers of America Inc Class A*                         57,225
      5,900 Family Dollar Stores Inc                                     160,775
        500 Filenes Basement Corp*                                         3,313
      6,900 Fingerhut Companies Inc                                      120,315
      5,600 Foodmaker Inc*                                                91,700
      3,800 Fred Meyer Inc*                                              196,411
      2,100 Friedmans Inc Class A*                                        48,038
      9,000 Furniture Brands International Inc*                          174,375
      1,200 Gadzooks Inc*                                                 23,400
      2,500 Garden Ridge Corp*                                            31,250
      3,900 Gencorp Inc                                                   90,188
      3,700 Genesco Inc*                                                  52,492
      1,000 Getty Petroleum Corp                                          17,625
        200 Gottschalks Inc*                                               1,650
      3,000 Hancock Fabrics Inc                                           41,250
        900 Hardinge Inc*                                                 26,325
      7,400 Heilig-Meyers Co                                             145,225
      3,100 Hollywood Entertainment Corp*                                 70,913
      1,200 IHOP Corp*                                                    37,200
      1,000 Ingles Markets Inc Class A                                    16,375
      2,100 International Dairy Queen Inc Class A*                        50,400
        300 J Baker Inc*                                                   2,363
        600 Jan Bell Marketing Inc*                                        1,462
      2,500 Landrys Seafood Restaurant Co*                                57,500
        400 Lechters Corp*                                                 1,750
        200 Lillian Vernon Corp                                            3,375
      3,900 Longs Drug Stores Corp                                       102,129
      3,300 Luby's Cafeterias Inc                                         65,792
      3,700 MacFrugal's Bargains-Close-Outs Inc*                         100,825
      2,800 Michaels Stores Inc*                                          59,324
      2,400 NPC International Inc*                                        27,900
      2,800 National Media Corp*                                          18,200
        700 O'Reilly Automotive Inc*                                      26,950
      1,800 Papa John's International Inc*                                66,150
      2,350 Petco Animal Supplies Inc*                                    70,500
      6,430 Pier 1 Imports Inc                                           170,395
      2,400 Proffitts Inc*                                               105,300
      1,300 Quality Dining Inc*                                            6,093
      1,300 Quality Food Centers Inc*                                     49,400
      1,500 Rainforest Cafe Inc*                                          38,063
      1,100 Rare Hospitality International Inc*                           13,613
      1,450 Rexall Sundown Inc*                                           56,550
      7,000 Ross Stores Inc                                              228,809
      2,050 Ruby Tuesday Inc*                                             45,996
      3,800 Ruddick Corp                                                  62,700
      7,300 Ryan's Family Steak Houses Inc*                               62,503
      1,700 SPX Corp                                                     110,180
      1,750 Sbarro Inc                                                    48,563
     14,300 Service Merchandise Co Inc*                                   42,900
      6,200 Shoney's Inc*                                                 36,809
      2,700 Shopko Stores Inc*                                            68,850
      2,200 Showbiz Pizza Time Inc*                                       58,025
      1,719 Smiths Food & Drug Centers Inc*                               92,181
      1,900 Sonic Corp*                                                   41,800
      2,200 St John Knits Inc                                            118,800
      1,500 Stein Mart Inc*                                               45,000
      1,000 Strawbridge & Clothier Class A                                16,250
        600 TCBY Enterprises Inc                                           3,787
      2,200 TJ International Inc                                          51,700
        400 Taco Cabana Inc*                                               1,600
      2,300 The Dress Barn Inc*                                           44,850







      1,750 The Men's Wearhouse Inc*                                      55,125
      4,550 The Sports Authority Inc*                                     88,438
      3,280 Triarc Companies Inc Class A*                                 66,830
      4,900 US Office Products Co*                                       149,754
      1,400 Value City Department Stores Inc*                             11,375
      4,400 Waban Inc*                                                   141,623
        800 Wet Seal Inc Class A*                                         25,250
      2,700 Whole Foods Market Inc*                                       89,438
      2,775 Williams-Sonoma Inc*                                         118,631
      1,400 Wilmar Industries Inc*                                        34,125
      4,700 Zale Corp*                                                    93,116
                                                                      $6,465,241

SECURITIES & COMMODITIES  --- 1.0%
      3,250 Alex Brown Inc*                                              229,531
      2,573 Downey Financial Corp                                         60,787
      2,000 Great Financial Corp                                          70,250
      1,850 Interra Financial Inc                                         77,583
      1,400 Jefferies Group Inc                                           79,800
        800 John Nuveen Co Class A                                        25,000
      2,200 Legg Mason Inc                                               118,386
      1,300 McDonald & Co Investments Inc                                 59,638
      2,100 Morgan Keegan Inc                                             41,738
      6,300 Phoenix Duff & Phelps Corp                                    46,463
      1,700 Piper Jaffray Companies Inc                                   34,850
      2,687 Quick & Reilly Group Inc                                      62,473
      3,400 Raymond James Financial Inc                                   93,075
        300 Value Line Inc                                                12,975
                                                                      $1,012,549

TELEPHONE                 --- 0.3%
      5,200 Aliant Communications Inc*                                   101,400
      1,800 CFW Communications Co                                         33,075
      1,500 Corecomm Inc*                                                 25,875
      4,300 NTL Inc*                                                     106,963
      1,000 Tekelec*                                                      35,375
      3,400 Tel-Save Holdings Inc*                                        51,850
                                                                        $354,538

TRANSPORTATION EQUIPMENT  --- 1.9%
      2,300 AAR Corp*                                                     74,318
      2,100 AO Smith Corp                                                 74,680
      3,100 Arctic Cat Inc*                                               32,163
      1,600 Avondale Industries Inc*                                      33,600
      2,600 BE Aerospace Inc*                                             82,225
      2,000 Borg-Warner Automotive Inc*                                  108,124
      1,700 Borg-Warner Security Corp*                                    30,388
      2,200 Breed Technologies Inc                                        50,600
        900 Cannondale Corp*                                              15,975
      2,400 Coachmen Industries Inc                                       41,100
      1,500 Covenant Transport Inc Class A*                               24,563
      1,200 Detroit Diesel Corp*                                          28,724
      5,000 Federal-Mogul Corp                                           175,000
      4,300 Gentex Corp*                                                  84,925
      1,900 Huffy Corp                                                    27,788
      4,900 Mascotech Inc                                                102,288
     10,500 Navistar International Corp*                                 181,125
      4,400 Orbital Sciences Corp*                                        69,850
        900 RPC Inc*                                                      13,275
      3,700 Rohr Inc*                                                     81,167
      2,300 Simpson Industries Inc                                        24,438
      1,200 Skyline Corp                                                  29,550
        300 Spartan Motors Inc                                             2,325







      1,200 Standard Motor Products Inc                                   16,500
      2,100 Standard Products Co                                          53,025
      3,000 Superior Industries International Inc                         79,500
      2,600 Thiokol Corp                                                 182,000
        700 Thor Industries Inc                                           17,413
        400 UNC Inc*                                                       5,850
      2,650 Wabash National Corp                                          73,869
      1,200 West Marine Inc*                                              30,900
      2,200 Winnebago Industries Inc                                      15,811
      2,200 Xtra Corp                                                     96,661
      3,200 Yellow Corp*                                                  71,600
                                                                      $2,031,320

U.S. GOVERNMENTS          --- 0.1%
      5,400 Hexcel Corp*                                                  93,150
                                                                         $93,150

WATER                     --- 0.5%
      1,000 Aquarion Co                                                   27,000
        900 California Water Service Co                                   39,825
        200 Consumers Water Co                                             3,550
      2,600 Culligan Water Technologies Inc*                             116,350
      1,100 E'Town Corp                                                   33,825
        400 Halter Marine Group Inc*                                       9,600
      3,500 Kirby Corp*                                                   63,875
      4,500 OMI Corp*                                                     43,029
      2,350 Philadelphia Suburban Corp                                    44,944
      1,500 Seacor Holdings Inc*                                          78,468
      1,100 Southern California Water Co                                  26,950
      3,600 United Water Resources Inc                                    69,750
                                                                        $557,166

WHOLESALE TRADE - INDL    --- 0.9%
      1,575 AM Castle & Co                                                34,847
      1,750 Applied Industrial Technology Inc                             63,000
      2,000 Barnett Inc*                                                  49,000
      4,310 Barrett Resources Corp*                                      129,028
        240 Bell Industries Inc*                                           3,750
      1,200 Bindley Western Industries Inc*                               27,524
      1,900 Cort Business Services Corp*                                  56,050
      1,783 Healthdyne Technologies Inc*                                  30,757
      1,200 Hunt Manufacturing Co                                         22,500
      1,000 Lawson Products Inc                                           27,000
      2,050 MicroAge Inc*                                                 37,669
      5,100 Nautica Enterprises Inc*                                     134,829
      2,700 OM Group Inc                                                  89,438
      2,000 Patterson Dental Co*                                          68,624
      3,225 Pioneer Standard Electronics Inc                              43,538
      1,300 Sodak Gaming Inc*                                             19,175
      1,100 Sybron International Corp*                                    43,863
      3,400 TBC Corp*                                                     28,475
        600 Tractor Supply Co*                                            10,800
      1,800 Wyle Electronics                                              71,100
                                                                        $990,967

WHOLESALE TRADE -CONSUMER --- 1.7%
      1,900 ACX Technologies Inc*                                         42,750
      3,500 Amerisource Health Corp Class A*                             174,563
      1,500 Barnes Group Inc*                                             44,438
      1,733 Commercial Metals Co                                          55,889
      3,400 Compucom Systems Inc*                                         24,225
        100 Custom Chrome Inc*                                             1,613
        600 Daisytek International Corp*                                  23,775






      3,100 Department 56 Inc*                                            68,780
      2,000 Fairchild Corp Class A*                                       36,000
      3,000 Fisher Scientific International Inc                          142,500
      5,400 Fleming Companies Inc                                         97,200
      1,700 Fort Wayne National Corp                                      79,900
      4,800 Handleman Co*                                                 30,600
      1,838 Herbalife International Inc                                   29,868
      1,100 Hughes Supply Inc                                             44,000
      2,600 Kaman Corp Class A                                            39,975
      3,600 Kent Electronics Corp*                                       132,073
      1,600 Nash Finch Co                                                 35,400
      3,750 Owens & Minor Inc                                             56,014
        800 Pec Israel Economic Corp*                                     19,200
      2,100 Rexel Inc*                                                    38,850
      1,100 Richfood Holdings Inc                                         28,600
      3,850 Rykoff-Sexton Inc                                             89,751
        600 Simpson Manufacturing Company Inc*                            15,900
      1,500 Smart & Final Inc                                             36,750
      2,500 Stanhome Inc                                                  82,044
        200 Syncor International Corp*                                     2,100
      5,500 Tech Data Corp*                                              172,904
      2,100 United Stationers Inc*                                        53,025
      2,600 VWR Scientific Products Corp*                                 40,950
      2,000 Watsco Inc                                                    50,000
                                                                      $1,789,637

TOTAL COMMON STOCK --- 98.4%                                        $103,873,464
(Cost )

SHORT-TERM INVESTMENTS

SECURITIES & COMMODITIES  --- 1.6%
  1,677,000 Merrill Lynch & Co Inc                                     1,677,000
                                                                      $1,677,000

TOTAL SHORT-TERM INVESTMENTS --- 1.6%                                 $1,677,000
(Cost $1,677,000)

TOTAL SMALL-CAP INDEX PORTFOLIO --- 100.0%                          $105,550,464
(Cost )


Maxim Series Fund

Small-Cap Value Portfolio

COMMON STOCK

CONSUMER SERVICES         --- 2.9%
     13,200 Allergan Inc                                                 419,918
     16,900 Berlitz International Inc*                                   421,435
     24,300 Whitman Corp*                                                583,200
                                                                      $1,424,553

CREDIT INSTITUTIONS       --- 3.8%
     39,500 Northern Trust Corp*                                       1,910,813
                                                                      $1,910,813

ENVIRONMENTAL SERVICES    --- 2.4%
     70,200 Safety-Kleen Corp                                          1,184,625
                                                                      $1,184,625

INDUSTRIAL SERVICES       --- 2.1%







     13,800 Omnicom Group Inc                                            850,425
      8,600 True North Communications Inc                                212,850
                                                                      $1,063,275

INSURANCE                 --- 3.0%
     11,000 Arthur J Gallagher & Co                                      415,250
      9,500 MBIA Inc                                                   1,071,714
                                                                      $1,486,964

MFTG - CONSUMER PRODS.    --- 17.9%
    238,600 American Media Inc Class A*                                1,670,200
     40,400 Central Newspapers Inc                                     2,893,650
      7,500 Golden Books Family Entertainment Inc*                        93,750
     40,700 Hasbro Inc                                                 1,154,863
     15,400 Herman Miller Inc                                            554,400
     83,000 Interface Inc Class A                                      1,836,375
      4,600 Lee Enterprises Inc*                                         121,325
     14,100 Leggett & Platt Inc                                          606,300
                                                                      $8,930,863

MFTG - INDUSTRIAL PRODS   --- 13.9%
     23,900 Ecolab Inc                                                 1,141,225
     49,600 First Brands Corp                                          1,137,675
     46,286 General Binding Corp                                       1,319,151
      7,400 Oil-Dri Corporation of America                               118,859
     68,300 Shorewood Packaging Corp*                                  1,553,825
     87,500 Specialty Equipment Companies Inc*                         1,290,625
     13,200 WH Brady Co Class A                                          382,800
                                                                      $6,944,160

REAL ESTATE               --- 1.9%
     33,000 The Rouse Co                                                 973,500
                                                                        $973,500

RETAIL TRADE              --- 4.8%
     41,800 Bob Evans Farms Inc                                          707,967
     65,400 Longs Drug Stores Corp                                     1,712,630
                                                                      $2,420,597

SECURITIES & COMMODITIES  --- 1.8%
     17,100 T Rowe Price & Associates Inc                                882,788
                                                                        $882,788

WHOLESALE TRADE - INDL    --- 2.1%
     55,800 Hunt Manufacturing Co                                      1,046,250
                                                                      $1,046,250

WHOLESALE TRADE -CONSUMER --- 2.8%
     49,498 Bergen Brunswig Corp Class A                               1,379,755
                                                                      $1,379,755

TOTAL COMMON STOCK --- 59.4%                                         $29,648,143
(Cost $23,543,301)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS       --- 20.3%
  2,400,000 American Express Credit Corp                               2,400,000
  2,000,000 Chevron Oil Finance Co                                     2,000,000
  2,400,000 Ford Motor Credit Co                                       2,396,961
    960,000 Paccar Financial Corp                                        959,120
  2,400,000 Prudential Funding Corp                                    2,399,633
                                                                     $10,155,714








ELECTRONICS - HIGH TECH   --- 4.8%
  2,400,000 Xerox Corp                                                 2,386,752
                                                                      $2,386,752

HOLDING & INVEST. OFFICES --- 5.8%
  2,900,000 American General Finance Corp                              2,899,557
                                                                      $2,899,557

SECURITIES & COMMODITIES  --- 4.9%
  2,443,000 Merrill Lynch & Co Inc                                     2,443,000
                                                                      $2,443,000

TELEPHONE                 --- 4.8%
  2,400,000 American Telephone & Telegraph Co                          2,400,000
                                                                      $2,400,000

TOTAL SHORT-TERM INVESTMENTS --- 40.6%                               $20,285,023
(Cost $20,285,023)

TOTAL SMALL-CAP VALUE PORTFOLIO --- 100.0%                           $49,933,166
(Cost $43,828,324)


Maxim Series Fund

International Equity Portfolio

COMMON STOCK

ARGENTINA            --- 2.2%

MFTG - INDUSTRIAL PRODS
    236,700 Ciadea SA                                                  1,036,746
                                                                      $1,036,746

OIL & GAS
     47,700 Transportadora de Gas del Sur SA*                            596,250
                                                                        $596,250

TELEPHONE
     34,900 Telefonica De Argentina SA*                                1,208,413
                                                                      $1,208,413

TOTAL ARGENTINA            --- 2.2%                                   $2,841,409

AUSTRALIA            --- 5.0%

FOREIGN BANKS
    135,923 Australia & New Zealand Banking Group Ltd*                 1,011,247
                                                                      $1,011,247

HOLDING & INVEST. OFFICES
    263,000 BTR PLC Class A                                              869,636
                                                                        $869,636

INSURANCE
    422,723 Gio Australia Holdings Ltd                                 1,302,473
    548,163 HIH Winterthur International Holdings Ltd*                 1,318,222
                                                                      $2,620,695

MFTG - CONSUMER PRODS.
    367,413 Burns Philp & Co Ltd                                         679,233







                                                                        $679,233

MFTG - INDUSTRIAL PRODS
    339,300 Pioneer International Ltd                                  1,305,518
                                                                      $1,305,518

TOTAL AUSTRALIA            --- 5.0%                                   $6,486,329

AUSTRIA              --- 2.0%

ELECTRIC
      6,720 EVN-Energie Versorgung AG*                                   865,612
                                                                        $865,612

MFTG - INDUSTRIAL PRODS
     13,300 Boehler-Uddeholm AG                                        1,031,167
                                                                      $1,031,167

RETAIL TRADE
     26,600 Baumax AG*                                                   715,637
                                                                        $715,637

TOTAL AUSTRIA              --- 2.0%                                   $2,612,416

BERMUDA              --- 2.5%

HOLDING & INVEST. OFFICES
    227,383 Jardine Matheson Holdings Ltd*                             1,614,419
                                                                      $1,614,419

INSURANCE
     42,600 PartnerRe Ltd                                              1,624,125
                                                                      $1,624,125

TOTAL BERMUDA              --- 2.5%                                   $3,238,544

BRAZIL               --- 1.8%

FOREIGN BANKS
    126,900 Banco Bradesco SA*                                         1,253,138
                                                                      $1,253,138

MFTG - INDUSTRIAL PRODS
    100,900 Usinas Siderurgicas de Minas SA*                           1,109,900
                                                                      $1,109,900

TOTAL BRAZIL               --- 1.8%                                   $2,363,038

CANADA               --- 1.9%

ELECTRONICS - HIGH TECH
     26,600 Newbridge Networks Corp*                                   1,157,100
                                                                      $1,157,100

RETAIL TRADE
     84,900 Oshawa Group Ltd                                           1,265,880
                                                                      $1,265,880

TOTAL CANADA               --- 1.9%                                   $2,422,980

CHILE                --- 0.6%

MFTG - INDUSTRIAL PRODS






     34,100 Madeco SA sponsored ADR                                      835,450
                                                                        $835,450

TOTAL CHILE                --- 0.6%                                     $835,450

CZECH REPUBLIC       --- 1.0%

COMMUNICATIONS
      7,400 SPT Telekom AS*                                              777,743
                                                                        $777,743

ELECTRIC
     20,100 Ceske Energeticke Zavody AS ADR*                             556,090
                                                                        $556,090

TOTAL CZECH REPUBLIC       --- 1.0%                                   $1,333,833

DENMARK              --- 1.8%

COMMUNICATIONS
     17,960 Tele Danmark A/S*                                            933,950
      6,400 Tele Danmark AS ADR*                                         167,200
                                                                      $1,101,150

FINANCIAL SERVICES
     21,400 Unidanmark*                                                1,203,153
                                                                      $1,203,153

TOTAL DENMARK              --- 1.8%                                   $2,304,303

ECUADOR              --- 0.3%

MFTG - INDUSTRIAL PRODS
        200 La Cemento Nacional CA                                        41,600
      1,490 La Cemento Nacional GDR                                      309,920
                                                                        $351,520

TOTAL ECUADOR              --- 0.3%                                     $351,520

FINLAND              --- 2.3%

ELECTRONICS - HIGH TECH
     17,200 Nokia AB                                                   1,287,014
                                                                      $1,287,014

MFTG - INDUSTRIAL PRODS
    148,900 Enso OY Class A                                            1,378,704
     38,500 Metsa-Serla OY Class B*                                      314,149
                                                                      $1,692,853

TOTAL FINLAND              --- 2.3%                                   $2,979,867

FRANCE               --- 8.4%

ELECTRONICS - HIGH TECH
     15,800 Alcatel Alsthom (Cie Gen El)*                              1,978,697
                                                                      $1,978,697

FOREIGN BANKS
     28,738 Banque Nationale de Paris*                                 1,184,336
                                                                      $1,184,336

INSURANCE







     23,682 AXA                                                        1,472,821
                                                                      $1,472,821

MFTG - INDUSTRIAL PRODS
     12,055 Pechiney International SA Class A*                           474,857
     30,803 Rhone-Poulenc SA*                                          1,257,907
                                                                      $1,732,764

MINING
     24,100 Eramet SLN                                                 1,111,298
                                                                      $1,111,298

OIL & GAS
      9,249 Elf Aquitaine SA                                             997,765
     11,316 Total*                                                     1,143,730
                                                                      $2,141,495

RETAIL TRADE
      8,000 Compagnie de Saint Gobain*                                 1,166,582
                                                                      $1,166,582

TOTAL FRANCE               --- 8.4%                                  $10,787,993

GERMANY              --- 1.7%

ELECTRIC
     17,000 Veba AG*                                                     955,440
                                                                        $955,440

FOREIGN BANKS
     20,800 Deutsche Bank AG                                           1,221,495
                                                                      $1,221,495

TOTAL GERMANY              --- 1.7%                                   $2,176,935

HONG KONG            --- 6.7%

CONSUMER SERVICES
     82,000 Swire Pacific Ltd B*                                         124,377
                                                                        $124,377

ELECTRIC
    124,000 Shandong Huaneng Power                                     1,333,000
                                                                      $1,333,000

ELECTRONICS - HIGH TECH
    360,000 Hongkong Electric Holdings Ltd                             1,449,926
                                                                      $1,449,926

HOLDING & INVEST. OFFICES
     34,803 HSBC Holdings PLC*                                         1,046,795
     47,000 Hutchison Whampoa Ltd*                                       406,501
     15,200 Jardine Matheson Holdings Ltd*                               107,977
    100,000 Jardine Strategic Holdings Ltd*                              378,000
    223,200 Yue Yuen Industrial Holdings*                                462,443
                                                                      $2,401,716

REAL ESTATE
    141,000 Cheung Kong Holdings Ltd                                   1,392,417
                                                                      $1,392,417

SECURITIES & COMMODITIES
    905,000 Peregrine Investment Holdings Ltd*                         1,863,366







                                                                      $1,863,366

TOTAL HONG KONG            --- 6.7%                                   $8,564,802

INDONESIA            --- 1.5%

FOREIGN BANKS
    517,500 PT Bank Bali*                                              1,383,689
                                                                      $1,383,689

MFTG - CONSUMER PRODS.
    550,800 PT Indo-Rama Synthetics*                                     498,461
                                                                        $498,461

TOTAL INDONESIA            --- 1.5%                                   $1,882,150

ISRAEL               --- 0.3%

ELECTRONICS - HIGH TECH
     45,500 Scitex Corp*                                                 400,946
                                                                        $400,946

TOTAL ISRAEL               --- 0.3%                                     $400,946

ITALY                --- 3.3%

COMMUNICATIONS
    400,000 Stet Societa' Finanziaria Telefonica SPA RNC*              1,387,418
    467,000 Telecom Italia SPA*                                        1,397,430
                                                                      $2,784,848

MFTG - INDUSTRIAL PRODS
    416,800 Fiat SPA*                                                  1,499,597
                                                                      $1,499,597

TOTAL ITALY                --- 3.3%                                   $4,284,445

JAPAN                --- 3.2%

CONSTRUCTION
    122,400 Daito Trust Construction Co Ltd                            1,442,388
                                                                      $1,442,388

ELECTRONICS - HIGH TECH
     64,000 Hitachi Ltd*                                                 715,084
     14,200 Sony Corp                                                  1,238,286
                                                                      $1,953,370

MFTG - INDUSTRIAL PRODS
     76,000 Yamato Kogyo Co Ltd*                                         749,651
                                                                        $749,651

TOTAL JAPAN                --- 3.2%                                   $4,145,409

MEXICO               --- 2.0%

MFTG - INDUSTRIAL PRODS
    186,042 Desc SA de CV                                              1,353,288
                                                                      $1,353,288

TELEPHONE
     25,700 Telefonos de Mexico SA sponsored ADR Class L               1,227,175
                                                                      $1,227,175








TOTAL MEXICO               --- 2.0%                                   $2,580,463

NETHERLANDS          --- 6.1%

FOREIGN BANKS
     64,692 ABN Amro Holding NV*                                       1,206,301
                                                                      $1,206,301

HOLDING & INVEST. OFFICES
     28,430 ING Groep NV*                                              1,310,839
                                                                      $1,310,839

MFTG - INDUSTRIAL PRODS
      6,600 Akzo Nobel NV*                                               904,524
      6,850 European Vinyls Corporation International NV*                173,449
                                                                      $1,077,973

RETAIL TRADE
     21,906 Macintosh NV                                                 436,379
                                                                        $436,379

TELEPHONE
     34,723 Kon Ptt Nederland                                          1,362,172
                                                                      $1,362,172

TRANSPORTATION EQUIPMENT
     39,800 Koninklijke Nedlloyd NV*                                   1,149,715
     38,040 Koninklijke Pakhoed NV*                                    1,341,129
                                                                      $2,490,844

TOTAL NETHERLANDS          --- 6.1%                                   $7,884,508

NEW ZEALAND          --- 4.3%

AIR
    466,000 Air New Zealand Ltd                                        1,422,605
                                                                      $1,422,605

HOLDING & INVEST. OFFICES
  1,352,800 Brierley Investments Ltd                                   1,321,545
                                                                      $1,321,545

MFTG - INDUSTRIAL PRODS
    603,800 Carter Holt Harvey Ltd*                                    1,560,644
    817,785 Fletcher Challenge Ltd                                     1,187,241
                                                                      $2,747,885

TOTAL NEW ZEALAND          --- 4.3%                                   $5,492,035

NORWAY               --- 1.7%

AIR
     72,900 Helikopter Service ASA                                       940,549
                                                                        $940,549

CONSUMER SERVICES
     53,800 Nycomed ASA Class A                                          793,283
     28,777 Nycomed ASA Class B                                          410,567
                                                                      $1,203,850

TOTAL NORWAY               --- 1.7%                                   $2,144,399








PHILIPPINES          --- 1.4%

FOREIGN BANKS
    124,162 Philippine National Bank*                                    843,133
                                                                        $843,133

HOLDING & INVEST. OFFICES
  4,569,000 Metro Pacific Corporation                                    987,986
                                                                        $987,986

TOTAL PHILIPPINES          --- 1.4%                                   $1,831,119

SINGAPORE            --- 0.3%

MFTG - CONSUMER PRODS.
     76,000 Asia Pacific Resource International Holdings Ltd Class A     361,000
                                                                        $361,000

WHOLESALE TRADE -CONSUMER
     17,000 Inchcape Berhad*                                              61,258
                                                                         $61,258

TOTAL SINGAPORE            --- 0.3%                                     $422,258

SPAIN                --- 4.5%

ELECTRIC
     35,480 Compania Sevillana de Electricidad*                          366,046
     11,000 Empresa Nacional de Electridad SA*                           923,573
     78,200 Iberdrola SA*                                                987,253
                                                                      $2,276,872

FOREIGN BANKS
      2,000 Banco Popular Espanol SA                                     490,056
                                                                        $490,056

MINING
     78,400 Asturiana de Zinc SA*                                      1,660,273
                                                                      $1,660,273

TELEPHONE
     46,200 Telefonica de Espana                                       1,335,858
                                                                      $1,335,858

TOTAL SPAIN                --- 4.5%                                   $5,763,059

SWEDEN               --- 4.8%

FOREIGN BANKS
     25,000 Svenska Handelsbanken                                        800,629
                                                                        $800,629

MFTG - INDUSTRIAL PRODS
     45,700 Assidomaen AB                                              1,300,933
     25,066 Astra AB*                                                    445,968
     23,750 Granges Ab*                                                  319,605
     45,500 Sandvik AB                                                 1,292,296
     77,000 Stora Kopparbergs Bergslags Aktiebolag Series A            1,245,423
                                                                      $4,604,225

TRANSPORTATION
     30,400 Volvo Series B                                               814,254
                                                                        $814,254








TOTAL SWEDEN               --- 4.8%                                   $6,219,108

SWITZERLAND          --- 4.8%

CONSUMER SERVICES
        400 Kuoni Reisenburo Holdings AG Class B                       1,369,675
        960 Novartis (registered)                                      1,534,475
                                                                      $2,904,150

ELECTRONICS - HIGH TECH
        830 SMH AG                                                       474,058
                                                                        $474,058

HOLDING & INVEST. OFFICES
      5,500 Credit Suisse Group                                          706,239
                                                                        $706,239

INSURANCE
      5,300 Zurich Versicherungs                                       2,108,821
                                                                      $2,108,821

TOTAL SWITZERLAND          --- 4.8%                                   $6,193,268

THAILAND             --- 0.4%

COMMUNICATIONS
    626,000 Jasmine International PLC                                    555,264
                                                                        $555,264

TOTAL THAILAND             --- 0.4%                                     $555,264

UNITED KINGDOM       --- 9.0%

ELECTRONICS - HIGH TECH
    330,000 BICC Group*                                                  972,176
    153,510 National Power                                             1,333,721
                                                                      $2,305,897

HOLDING & INVEST. OFFICES
    130,300 BTR PLC                                                      445,671
                                                                        $445,671

INDUSTRIAL SERVICES
    446,400 Transport Development Group PLC                            1,289,084
                                                                      $1,289,084

MFTG - CONSUMER PRODS.
    339,000 British Steel*                                               843,526
     92,000 Storehouse PLC*                                              288,640
                                                                      $1,132,166

MFTG - INDUSTRIAL PRODS
    362,100 The Weir Group PLC*                                        1,491,631
                                                                      $1,491,631

OIL & GAS
     96,700 Centrica PCL*                                                117,492
                                                                        $117,492

RETAIL TRADE
    270,000 Inchcape PLC*                                              1,271,768
    147,738 Kwik Save Group PLC                                          748,751

    244,500 Lex Service PLC                                            1,536,220
                                                                      $3,556,739

WATER
     93,500 Hyder PLC                                                  1,260,533
                                                                      $1,260,533

TOTAL UNITED KINGDOM       --- 9.0%                                  $11,599,213

UNITED STATES        --- 1.1%

INSURANCE
     18,600 Ace Ltd                                                    1,374,073
                                                                      $1,374,073

TOTAL UNITED STATES        --- 1.1%                                   $1,374,073

TOTAL COMMON STOCK --- 87.1%                                        $112,071,136
(Cost $91,615,903)

PREFERRED STOCK

AUSTRALIA            --- 1.0%

MFTG - CONSUMER PRODS.
    276,961 News Corp Ltd (vtg)*                                       1,321,665
                                                                      $1,321,665

TOTAL AUSTRALIA            --- 1.0%                                   $1,321,665

BRAZIL               --- 1.8%

TELEPHONE
     14,950 Telecomunicacoes Brasileiras SA*                           2,268,662
                                                                      $2,268,662

TOTAL BRAZIL               --- 1.8%                                   $2,268,662

TOTAL PREFERRED STOCK --- 2.8%                                        $3,590,327
(Cost $2,315,842)

SHORT-TERM INVESTMENTS

UNITED STATES        --- 10.1%

CREDIT INSTITUTIONS
  1,600,000 American Express Credit Corp                               1,592,029
  5,600,000 Ford Motor Credit Co                                       5,589,538
                                                                      $7,181,567

ELECTRONICS - HIGH TECH
  1,000,000 Sharp Electronics Corp                                       998,458
                                                                        $998,458

SECURITIES & COMMODITIES
  4,831,000 Merrill Lynch & Co Inc                                     4,831,000
                                                                      $4,831,000

TOTAL UNITED STATES        --- 10.1%                                 $13,011,025

TOTAL SHORT-TERM INVESTMENTS --- 10.1%                               $13,011,025
(Cost $13,011,025)








TOTAL INTERNATIONAL EQUITY PORTFOLIO --- 100.0%                     $128,672,488
(Cost $106,942,770)


Maxim Series Fund

INVESCO ADR Portfolio

COMMON STOCK

AUSTRALIA            --- 7.0%

FOREIGN BANKS
      5,000 National Australia Bank Ltd                                  356,560
                                                                        $356,560

MFTG - INDUSTRIAL PRODS
      9,000 Amcor Ltd                                                    236,250
                                                                        $236,250

MINING
      5,000 Rio Tinto Ltd*                                               335,000
                                                                        $335,000

TOTAL AUSTRALIA            --- 7.0%                                     $927,810

DENMARK              --- 4.3%

FOREIGN BANKS
      3,000 Den Danske Bank Unsponsored ADR*                             289,500
                                                                        $289,500

MFTG - INDUSTRIAL PRODS
      5,000 Novo-Nordisk AS                                              274,375
                                                                        $274,375

TOTAL DENMARK              --- 4.3%                                     $563,875

FRANCE               --- 6.6%

MFTG - CONSUMER PRODS.
      9,000 Groupe Danone                                                298,125
                                                                        $298,125

OIL & GAS
      5,000 Total SA*                                                    253,125
                                                                        $253,125

SECURITIES & COMMODITIES
     14,000 Societe Generale Paris                                       315,000
                                                                        $315,000

TOTAL FRANCE               --- 6.6%                                     $866,250

GERMANY              --- 6.1%

FOREIGN BANKS
      5,000 Deutsche Bank Sponsored ADR*                                 290,000
                                                                        $290,000

MFTG - INDUSTRIAL PRODS
      7,000 BASF AG                                                      254,625
                                                                        $254,625








OIL & GAS
      6,000 RWE AG*                                                      256,500
                                                                        $256,500

TOTAL GERMANY              --- 6.1%                                     $801,125

HONG KONG            --- 2.6%

ELECTRIC
     30,000 China Light & Power Company Ltd                              168,000
                                                                        $168,000

REAL ESTATE
     15,000 Sun Hung Kai Properties Ltd                                  178,125
                                                                        $178,125

TOTAL HONG KONG            --- 2.6%                                     $346,125

ITALY                --- 4.7%

COMMUNICATIONS
      6,000 Stet-Societa Finanziaria Telefonica SA                       350,250
                                                                        $350,250

FOREIGN BANKS
     10,000 Istituto Mobiliare Italiano SPA Sponsored ADR                271,250
                                                                        $271,250

TOTAL ITALY                --- 4.7%                                     $621,500

JAPAN                --- 13.7%

CONSTRUCTION
      1,500 Sekisui Houses Ltd*                                          154,500
                                                                        $154,500

ELECTRONICS - HIGH TECH
      6,000 Fuji Photo Film Company Ltd*                                 242,250
      2,500 Hitachi Ltd*                                                 282,500
      4,500 Konica Corp*                                                 272,250
      1,400 Matsushita Electric Industries Company Ltd*                  286,300
                                                                      $1,083,300

MFTG - CONSUMER PRODS.
      2,500 Kirin Brewery Co Ltd                                         260,000
                                                                        $260,000

MFTG - INDUSTRIAL PRODS
      2,000 Kyocera Corp*                                                318,000
                                                                        $318,000

TOTAL JAPAN                --- 13.7%                                  $1,815,800

MEXICO               --- 1.4%

MFTG - INDUSTRIAL PRODS
     20,000 Cemex SA de CV*                                              190,000
                                                                        $190,000

TOTAL MEXICO               --- 1.4%                                     $190,000

NETHERLANDS          --- 6.9%








FOREIGN BANKS
     16,000 ABN Amro Holding NV*                                         302,000
                                                                        $302,000

MFTG - CONSUMER PRODS.
      1,500 Unilever NV ADR                                              327,000
                                                                        $327,000

MFTG - INDUSTRIAL PRODS
      4,000 Akzo Nobel NV                                                276,500
                                                                        $276,500

TOTAL NETHERLANDS          --- 6.9%                                     $905,500

NORWAY               --- 2.1%

MFTG - INDUSTRIAL PRODS
      5,000 Norsk Hydro ASA                                              270,935
                                                                        $270,935

TOTAL NORWAY               --- 2.1%                                     $270,935

SINGAPORE            --- 1.9%

FOREIGN BANKS
      5,000 Development Bank of Singapore Ltd                            251,250
                                                                        $251,250

TOTAL SINGAPORE            --- 1.9%                                     $251,250

SPAIN                --- 10.0%

ELECTRIC
      3,500 Empresa Nacional de Electridad SA                            297,717
                                                                        $297,717

FOREIGN BANKS
      9,000 Banco Santander SA                                           278,433
                                                                        $278,433

OIL & GAS
      7,000 Repsol SA sponsored ADR                                      297,059
                                                                        $297,059

TELEPHONE
      3,500 Portugal Telecom S A*                                        140,437
      3,500 Telefonica de Espana SA                                      301,875
                                                                        $442,312

TOTAL SPAIN                --- 10.0%                                  $1,315,521

SWEDEN               --- 4.9%

MFTG - INDUSTRIAL PRODS
     19,960 Astra AB                                                     379,240
     10,000 Volvo AB sponsored ADR-Rights                                267,500
                                                                        $646,740

TOTAL SWEDEN               --- 4.9%                                     $646,740

SWITZERLAND          --- 5.4%








CONSUMER SERVICES
      4,799 Novartis AG                                                  384,520
                                                                        $384,520

MFTG - CONSUMER PRODS.
      5,000 Nestle SA                                                    329,375
                                                                        $329,375

TOTAL SWITZERLAND          --- 5.4%                                     $713,895

UNITED KINGDOM       --- 17.6%

AIR
      2,500 British Airways PLC                                          287,343
                                                                        $287,343

COMMUNICATIONS
      6,000 Carlton Communications PLC sponsored ADR*                    258,000
                                                                        $258,000

ELECTRIC
      6,000 PowerGen PLC*                                                291,000
                                                                        $291,000

FOREIGN BANKS
      1,000 HSBC Holdings PLC                                            300,703
                                                                        $300,703

MFTG - CONSUMER PRODS.
     33,000 Associated British Foods Ltd                                 288,750
                                                                        $288,750

MFTG - INDUSTRIAL PRODS
      7,000 Glaxo Wellcome PLC                                           292,684
                                                                        $292,684

OIL & GAS
      2,500 Shell Transport and Trading Co                               314,375
                                                                        $314,375

TELEPHONE
      4,000 British Telecommunications PLC                               297,000
                                                                        $297,000

TOTAL UNITED KINGDOM       --- 17.6%                                  $2,329,855

TOTAL COMMON STOCK --- 95.2%                                         $12,566,181
(Cost $10,168,692)

SHORT-TERM INVESTMENTS

UNITED STATES        --- 4.8%

SECURITIES & COMMODITIES
    640,000 Merrill Lynch & Co Inc                                       640,000
                                                                        $640,000

TOTAL UNITED STATES        --- 4.8%                                     $640,000

TOTAL SHORT-TERM INVESTMENTS --- 4.8%                                   $640,000
(Cost $640,000)

TOTAL INVESCO ADR PORTFOLIO --- 100.0%                               $13,206,181







(Cost $10,808,692)


Maxim Series Fund

INVESCO Balanced Portfolio

BONDS

AGENCY                    --- 2.8%
  1,479,896 Federal Home Loan Mortgage Corp                            1,451,216
            Pool #E66283
            6.500% February 1, 2012
                                                                      $1,451,216

CONSUMER SERVICES         --- 1.7%
  1,000,000 McKesson Corp                                                875,000
            Convertible Notes
            4.500% March 1, 2004
                                                                        $875,000

CREDIT INSTITUTIONS       --- 1.1%
    334,000 Fisher Brothers                                              339,945
            Mortgage Backed
            10.750% December 17, 2000
    250,000 GMAC#                                                        249,183
            Private Placement
            6.500% January 17, 2000
                                                                        $589,128

ELECTRIC                  --- 5.5%
    500,000 Carolina Power & Light Co                                    563,175
            Debentures
            8.625% September 15, 2021
    300,000 DQU II Funding Corp                                          326,031
            Debentures
            8.700% June 1, 2016
    250,000 Enersis SA                                                   242,820
            Yankee Notes
            6.900% December 1, 2006
  1,000,000 Jersey Central Power & Light                                 924,470
            Debentures
            7.500% May 1, 2023
    250,000 Pennsylvania Power & Light Co                                243,465
            1st Mortgage
            7.875% February 1, 2023
    150,000 Philadelphia Electric Co                                     158,133
            First Ref Mortgage
            8.750% April 1, 2022
    200,000 Philadelphia Electric Co                                     186,542
            1st Ref Mortgage
            7.250% November 1, 2024
    250,000 Public Service Company of Indiana                            247,904
            Debentures
            6.350% November 15, 2006
                                                                      $2,892,540

INDUSTRIAL SERVICES       --- 1.9%
  1,000,000 Xerox Corp                                                   978,110
            Medium Term Notes
            6.250% November 15, 2026
                                                                        $978,110








MFTG - INDUSTRIAL PRODS   --- 1.0%
    500,000 Quno Corp                                                    537,500
            Debentures
            9.125% May 15, 2005
                                                                        $537,500

MINING                    --- 0.9%
    500,000 Freeport-McMoran Copper & Gold Inc Class B                   496,177
            Debentures
            7.200% November 15, 2026
                                                                        $496,177

RETAIL TRADE              --- 0.5%
    250,000 JC Penney & Company Inc                                      251,418
            Debentures
            6.900% August 15, 2026
                                                                        $251,418

SECURITIES & COMMODITIES  --- 0.5%
    250,000 Lehman Brothers Holdings Inc                                 281,148
            Senior Notes
            8.800% March 1, 2015
                                                                        $281,148

U.S. GOVERNMENTS          --- 12.4%
  5,000,000 United States of America                                   5,020,300
            Treasury Notes
            6.500% May 31, 2002
  1,500,000 United States of America                                   1,493,670
            Treasury Notes
            6.500% October 15, 2006
                                                                      $6,513,970

TOTAL BONDS --- 28.3%                                                $14,866,207
(Cost $14,997,312)

COMMON STOCK

AIR                       --- 0.4%
      2,800 UAL Corp*                                                    200,374
                                                                        $200,374

COMMUNICATIONS            --- 1.3%
     26,000 General Cable Corp*                                          666,250
                                                                        $666,250

CONSUMER SERVICES         --- 3.2%
      4,700 Bristol-Myers Squibb Co                                      380,700
      7,000 Hilton Hotels Corp                                           185,934
      2,000 Merck & Company Inc                                          207,000
        100 Novartis (registered)                                        159,841
      4,400 Smithkline Beecham PLC                                       403,150
     11,800 Tenet Healthcare Corp*                                       348,832
                                                                      $1,685,457

CREDIT INSTITUTIONS       --- 2.6%
     16,000 Bank of New York Company Inc                                 696,000
      2,000 Fleet Financial Group Inc                                    126,500
     14,200 MBNA Corp                                                    520,075
                                                                      $1,342,575

ELECTRONICS - HIGH TECH   --- 3.9%
      6,400 Cisco Systems Inc*                                           429,600




      8,000 Emerson Electric Co                                          440,496
      5,000 Honeywell Inc                                                379,375
      5,000 International Business Machines Corp                         450,935
      4,500 Xerox Corp                                                   354,938
                                                                      $2,055,344

GAS                       --- 2.0%
      4,700 Columbia Gas System Inc                                      306,675
     12,000 Enron Corp*                                                  229,500
      9,900 Sonat Inc                                                    507,375
                                                                      $1,043,550

INDUSTRIAL SERVICES       --- 1.4%
      5,900 America Online Inc*                                          328,188
      9,400 Ceridian Corp*                                               397,150
                                                                        $725,338

INSURANCE                 --- 1.7%
      3,600 Lincoln National Corp                                        231,750
      4,700 St Paul Companies Inc                                        358,375
      5,600 WR Berkley Corp*                                             329,700
                                                                        $919,825

MFTG - CONSUMER PRODS.    --- 6.1%
      6,000 Avon Products Inc                                            423,372
    275,000 Beijing Enterprises*                                       1,732,373
      9,000 Brunswick Corp                                               281,250
      5,000 HJ Heinz Co                                                  230,625
      2,400 Kellogg Co                                                   205,500
     13,100 Premark International Inc                                    350,425
                                                                      $3,223,545

MFTG - INDUSTRIAL PRODS   --- 9.8%
      8,000 Abbott Laboratories                                          534,000
     11,000 Champion International Corp                                  607,750
     20,500 Chicago Bridge & Iron Co NV*                                 453,563
     14,000 Ferro Corp                                                   518,868
      9,000 Grupo IMSA SA                                                243,000
      7,500 Kennametal Inc                                               322,500
      5,000 Minnesota Mining & Manufacturing Co                          510,000
     21,200 Owens-Illinois Inc*                                          657,200
      9,400 Praxair Inc                                                  526,400
      7,000 Tyco International Ltd*                                      486,934
      2,300 Warner-Lambert Co                                            285,775
                                                                      $5,145,990

MINING                    --- 1.1%
      9,000 Asarco Inc                                                   275,625
      7,625 Newmont Mining Corp                                          297,375
                                                                        $573,000

OIL & GAS                 --- 4.8%
      3,300 Coastal Corp                                                 175,517
      9,600 Exxon Corp                                                   590,400
      5,900 Lousiana Land & Exploration Co                               337,038
     24,000 Santa Fe International Corp*                                 816,000
     13,100 Union Pacific Resources Group Inc                            325,863
      9,000 United Meridian Corp*                                        270,000
                                                                      $2,514,818

RAILROADS                 --- 0.2%
      1,000 Norfolk Southern Corp                                        100,750
                                                                        $100,750







RETAIL TRADE              --- 6.3%
     30,000 Avis Europe*                                                  67,908
      5,000 Dayton Hudson Corp                                           265,935
     15,700 Dollar General Corp                                          588,750
     15,500 Federated Department Stores Inc*                             538,625
     12,000 Fortune Brands Inc                                           447,744
     28,800 TJX Companies Inc                                            759,600
     11,800 Tandy Corp                                                   660,800
                                                                      $3,329,362

SECURITIES & COMMODITIES  --- 0.5%
      6,700 Morgan Stanley, Dean Witter, Discover and Co                 288,515
                                                                        $288,515

TELEPHONE                 --- 1.4%
      7,500 Bell Atlantic Corp*                                          569,060
      7,000 Deutsche Telekom AG*                                         172,019
                                                                        $741,079

TRANSPORTATION EQUIPMENT  --- 3.7%
      6,500 Allied-Signal Inc                                            546,000
      4,000 Northrop Grumman Corp                                        351,248
     12,900 Sundstrand Corp                                              696,600
      4,700 Thiokol Corp                                                 329,000
                                                                      $1,922,848

WHOLESALE TRADE - INDL    --- 0.9%
     14,200 OM Group Inc                                                 470,375
                                                                        $470,375

TOTAL COMMON STOCK --- 51.2%                                         $26,948,995
(Cost $24,710,216)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS       --- 10.4%
  1,100,000 American Express Credit Corp                               1,097,378
  2,700,000 Chevron Oil Finance Co                                     2,695,845
  1,700,000 Ford Motor Credit Co                                       1,699,745
                                                                      $5,492,968

HOLDING & INVEST. OFFICES --- 1.3%
    700,000 American General Finance Corp                                697,091
                                                                        $697,091

INSURANCE                 --- 3.8%
  2,000,000 American General Corp                                      1,998,173
                                                                      $1,998,173

SECURITIES & COMMODITIES  --- 2.1%
  1,089,000 Merrill Lynch & Co Inc                                     1,089,000
                                                                      $1,089,000

WHOLESALE TRADE -CONSUMER --- 2.8%
  1,500,000 Cargill Inc                                                1,498,635
                                                                      $1,498,635

TOTAL SHORT-TERM INVESTMENTS --- 20.5%                               $10,775,867
(Cost $10,775,867)

TOTAL INVESCO BALANCED PORTFOLIO --- 100.0%                          $52,591,069
(Cost $50,483,395)







Maxim Series Fund

INVESCO Small-Cap Growth Portfolio

COMMON STOCK

COMMUNICATIONS            --- 0.5%
     18,700 Celeritek Inc*                                               233,750
                                                                        $233,750

CONSUMER SERVICES         --- 12.9%
     27,000 Coventry Corp*                                               408,375
     18,400 Enterprise Systems Inc*                                      581,900
     30,700 Extended Stay America Inc*                                   483,525
     39,000 Healthcare Financial Partners Inc*                           794,625
     11,300 IDEC Pharmaceuticals Corp*                                   274,025
      9,900 MGM Grand Inc*                                               366,300
     20,000 Memtec Ltd*                                                  540,000
     11,900 NCS HealthCare Inc Class A*                                  361,463
     21,000 Prime Hospitality Corp*                                      414,750
     18,000 Regis Corp                                                   425,250
     16,300 Renal Treatment Centers Inc*                                 438,063
      3,900 Total Renal Care Holdings Inc*                               156,729
     46,600 Warrantech Corp*                                             483,475
                                                                      $5,728,480

CREDIT INSTITUTIONS       --- 2.3%
     13,700 FirstFed Financial Corp*                                     425,549
     18,000 Firstplus Financial Group Inc*                               612,000
                                                                      $1,037,549

ELECTRONICS - HIGH TECH   --- 20.5%
     12,600 ADAC Laboratories*                                           297,675
      9,950 Anadigics Inc*                                               308,450
     12,000 Aspen Technology Inc*                                        451,500
      8,900 Black Box Corp*                                              358,225
      6,400 CBT Group PLC sponsored ADR*                                 404,000
     12,000 Cable Design Technologies Co*                                353,244
     10,200 Cognos Inc*                                                  317,475
      9,200 Comverse Technology Inc*                                     478,400
     24,000 Cypress Semiconductor Corp*                                  348,000
     18,300 Gilat Satellite Networks Ltd*                                608,475
     11,700 Helen Of Troy Corp*                                          299,813
     17,500 Lam Research Corp*                                           648,585
      5,800 Lattice Semiconductor Corp*                                  327,700
      5,400 Level One Communications Inc*                                207,560
      4,900 Natural Microsystems Corp*                                   176,400
     35,000 Peregrine Systems Inc*                                       538,125
      5,000 SCI Systems Inc*                                             318,750
      9,000 Scopus Technology Inc*                                       201,375
     21,500 Sepracor Inc*                                                554,958
     10,000 Teradyne Inc*                                                392,500
      4,400 Unitrode Corp*                                               221,650
     18,000 VLSI Technology Inc*                                         425,250
     42,000 Versatility Inc*                                             530,250
      8,275 Wind River Systems*                                          316,519
                                                                      $9,084,879

HOLDING & INVEST. OFFICES --- 2.5%
     25,000 Criimi Mae Inc                                               400,000
     17,180 Provident Bankshares Corp                                    715,118





                                                                      $1,115,118

INDUSTRIAL SERVICES       --- 7.5%
     20,000 AC Nielsen Corp*                                             392,500
     19,000 Alternative Resources Corp*                                  387,125
     12,500 Global DirectMail Corp*                                      325,775
     12,100 NCO Group Inc*                                               355,438
     13,200 Norrell Corp                                                 435,600
     12,200 Pegasystems Inc*                                             382,775
     10,000 Technology Solutions Co*                                     395,000
     11,000 TeleTech Holdings Inc*                                       286,682
     24,200 Willbros Group Inc*                                          384,175
                                                                      $3,345,070

INSURANCE                 --- 7.2%
      8,000 Enhance Financial Services Group Inc                         351,000
      6,400 Frontier Insurance Group Inc                                 414,400
     25,300 HCC Insurance Holdings Inc                                   675,181
     12,000 Liberty Corp                                                 489,000
      6,300 Mercury General Corp                                         458,325
      6,000 Orion Capital Corp                                           442,500
      9,600 Penncorp Financial Group Inc                                 369,600
                                                                      $3,200,006

MFTG - CONSUMER PRODS.    --- 5.4%
      5,500 Cymer Inc*                                                   268,125
      8,300 Helen of Troy Ltd*                                           212,688
     12,600 McClatchy Newspapers Inc Class A                             370,125
     31,000 North Face Inc*                                              565,750
     42,000 Playtex Products Inc*                                        393,750
     18,000 Quicksilver Inc*                                             576,000
                                                                      $2,386,438

MFTG - INDUSTRIAL PRODS   --- 7.3%
     10,500 Dynatech Corp*                                               375,375
      7,000 Gilead Sciences Inc*                                         193,375
     11,900 Interneuron Pharmaceutical Inc*                              239,488
      9,000 Jones Medical Industries Inc                                 427,500
     50,000 Larscom Inc*                                                 537,500
     19,000 Omniquip International Inc*                                  439,375
     20,600 Pharmacyclics Inc*                                           319,300
     16,000 Stratasys Inc*                                               258,000
     10,000 Tower Automotive Inc*                                        430,000
                                                                      $3,219,913

OIL & GAS                 --- 5.2%
      3,500 Falcon Drilling Company Inc*                                 201,688
     25,400 Gulf Island Fabrication Inc*                                 650,875
     27,600 Newfield Exploration Co*                                     552,000
     10,000 Nuevo Energy Co*                                             410,000
     17,400 Rowan Companies Inc*                                         490,454
                                                                      $2,305,017

OTHER TRANS. SERVICES     --- 2.7%
     12,200 Brightpoint Inc*                                             397,256
     12,000 Remec Inc*                                                   282,000
     27,100 Simon Transportation Services, Inc*                          538,613
                                                                      $1,217,869

OTHER UTILITIES           --- 1.0%
     20,000 American Disposal Services*                                  450,000
                                                                        $450,000






REAL ESTATE               --- 2.8%
     21,000 Amresco Inc*                                                 451,500
     10,000 Felcor Suite Hotels Inc                                      372,500
     24,500 Intrawest Corporation*                                       401,188
                                                                      $1,225,188

RETAIL TRADE              --- 8.6%
     19,600 Friedmans Inc Class A*                                       448,350
     21,000 Heilig-Meyers Co                                             412,120
     24,000 Nuco2 Inc*                                                   414,000
     15,000 O'Reilly Automotive Inc*                                     577,500
     13,900 Proffitts Inc*                                               609,863
     12,000 Showbiz Pizza Time Inc*                                      316,500
     24,300 Stage Stores Inc*                                            634,838
     13,000 US Office Products Co*                                       397,306
                                                                      $3,810,477

SECURITIES & COMMODITIES  --- 0.3%
      5,900 ARM Financial Group Inc*                                     118,000
                                                                        $118,000

TELEPHONE                 --- 1.1%
     14,800 McLeod Inc*                                                  499,500
                                                                        $499,500

WHOLESALE TRADE -CONSUMER --- 2.1%
     42,000 Graham-Field Health Products Inc*                            572,250
     10,000 Kent Electronics Corp*                                       366,870
                                                                        $939,120

TOTAL COMMON STOCK --- 90.1%                                         $39,916,374
(Cost $35,357,109)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS       --- 4.3%
  1,400,000 American Express Credit Corp                               1,396,780
    500,000 Ford Motor Credit Co                                         499,537
                                                                      $1,896,317

HOLDING & INVEST. OFFICES --- 1.8%
    800,000 American General Finance Corp                                798,402
                                                                        $798,402

SECURITIES & COMMODITIES  --- 3.9%
  1,708,000 Merrill Lynch & Co Inc                                     1,708,000
                                                                      $1,708,000

TOTAL SHORT-TERM INVESTMENTS --- 9.9%                                 $4,402,719
(Cost $4,402,719)

TOTAL INVESCO SMALL-CAP GROWTH PORTFOLIO --- 100.0%                  $44,319,093
(Cost $39,759,828)


Maxim Series Fund

Mid-Cap Portfolio

COMMON STOCK

COMMUNICATIONS            --- 6.7%
     76,475 Clear Channel Communications Inc*                          4,703,213





     11,025 Commnet Cellular Inc*                                        383,119
     51,925 Evergreen Media Corp Class A*                              2,317,153
     34,625 Heftel Broadcasting Corp Class A*                          1,913,031
    291,897 PriCellular Corp Class A*                                  2,627,073
     55,450 Univision Communications Inc*                              2,169,481
                                                                     $14,113,070

CONSTRUCTION              --- 0.0%
      3,400 Johns Manville Corp                                           40,161
                                                                         $40,161

CONSUMER SERVICES         --- 20.2%
    143,200 Apollo Group Inc Class A*                                  5,047,800
     31,425 Choice Hotels International Inc.*                            532,245
    118,775 Coinmach Laundry Corp*                                     2,820,906
     72,300 Depotech Corp*                                               985,088
      2,075 Extended Stay America Inc*                                    32,681
    137,875 Family Golf Centers Inc*                                   3,171,125
    136,775 HFS Inc*                                                   7,932,950
     77,175 Karrington Health Inc*                                     1,157,625
    160,800 Omnicare Inc                                               5,045,100
     67,050 Premier Parks Inc*                                         2,472,469
     91,200 Regal Cinemas Inc*                                         3,009,600
     18,650 Rental Service Corp*                                         489,563
     51,125 Royal Caribbean Cruises Ltd*                               1,786,180
     38,550 Sunrise Assisted Living Inc*                               1,349,250
     99,650 Teva Pharmaceutical Industries Ltd*                        6,452,338
                                                                     $42,284,920

CREDIT INSTITUTIONS       --- 2.9%
     14,825 Associates First Capital Corp*                               822,788
     41,450 Credit Acceptance Corp*                                      533,669
      3,000 First Empire State Corp                                    1,011,000
      3,700 Household International Inc                                  434,517
     91,825 Medallion Financial Corp*                                  1,756,153
      1,375 Northern Trust Corp                                           66,516
     17,400 Regions Financial Corp                                       550,275
      4,425 TCF Financial Corp                                           218,484
     22,575 Western National Corp                                        605,281
                                                                      $5,998,683

ELECTRONICS - HIGH TECH   --- 6.3%
     24,900 Amdahl Corp*                                                 219,419
     12,450 Dentsply International Inc                                   610,050
    114,050 Littelfuse Inc*                                            3,221,913
     68,700 Littelfuse Inc*                                            1,554,338
     22,525 MSC Industrial Direct Company Inc Class A*                   903,816
    146,525 Sofamor Danek Group Inc*                                   6,703,519
                                                                     $13,213,055

ENVIRONMENTAL SERVICES    --- 0.4%
    217,588 Rentokil Initial*                                            762,695
                                                                        $762,695

HOLDING & INVEST. OFFICES --- 0.1%
      3,450 Finova Group Inc                                             263,925
                                                                        $263,925

INDEPENDENT POWER PROD    --- 2.8%
    236,300 Trigen Energy Corp                                         5,907,500
                                                                      $5,907,500

INDUSTRIAL SERVICES       --- 3.3%




     45,025 Outdoor Systems Inc*                                       1,722,206
    109,037 Paychex Inc                                                4,143,406
      2,400 Robert Half International Inc*                               112,949
     65,400 The Profit Recovery Group International Inc*                 907,425
                                                                      $6,885,986

INSURANCE                 --- 4.5%
      8,075 Aflac Inc*                                                   381,544
     49,400 Hartford Life Class A*                                     1,852,500
     11,000 Nationwide Financial Services Inc*                           292,182
     11,900 Progressive Corp                                           1,035,300
     82,125 Protective Life Corp                                       4,126,781
      8,675 Travelers Group Inc                                          547,063
     37,350 UICI*                                                      1,101,825
                                                                      $9,337,195

MFTG - CONSUMER PRODS.    --- 1.0%
      5,225 Catalina Marketing Corp*                                     251,453
     20,000 Central Newspapers Inc                                     1,432,500
     30,950 Weider Nutrition International Inc*                          491,331
                                                                      $2,175,284

MFTG - INDUSTRIAL PRODS   --- 2.7%
      2,850 Betz Laboratories Inc*                                       188,100
     16,875 JLK Direct Distribution*                                     432,422
     27,975 Minerals Technologies Inc                                  1,049,063
     84,150 Sealed Air Corp*                                           3,997,125
                                                                      $5,666,710

RAILROADS                 --- 2.7%
    149,900 Wisconsin Central Transportation Corp*                     5,583,775
                                                                      $5,583,775

REAL ESTATE               --- 3.2%
    372,975 Insignia Financial Group Inc Class A*                      6,760,172
                                                                      $6,760,172

RETAIL TRADE              --- 30.6%
    334,375 Fastenal Co                                               16,384,375
     21,525 Fred Meyer Inc*                                            1,112,563
    536,535 JD Wetherspoon PLC*                                       12,167,246
     34,970 JD Wetherspoon PLC#*                                         793,030
     57,400 O'Reilly Automotive Inc*                                   2,209,900
    233,500 Papa John's International Inc*                             8,581,125
    340,797 Petco Animal Supplies Inc*                                10,223,910
  1,068,680 PizzaExpress PLC*                                         11,188,092
     31,350 Quality Food Centers Inc*                                  1,191,300
      8,975 Safeway Inc*                                                 413,972
                                                                     $64,265,513

SECURITIES & COMMODITIES  --- 1.0%
     50,325 Charles Schwab & Company Inc                               2,047,573
                                                                      $2,047,573

TELEPHONE                 --- 0.1%
      4,100 Cincinnati Bell Inc                                          129,150
                                                                        $129,150

U.S. GOVERNMENTS          --- 1.1%
     63,475 Federal Agriculture Mortgage Corp*                         2,300,969
                                                                      $2,300,969

WATER                     --- 2.4%





    110,300 Culligan Water Technologies Inc*                           4,935,925
                                                                      $4,935,925

WHOLESALE TRADE - INDL    --- 2.1%
    175,800 Barnett Inc*                                               4,307,100
      1,350 Sybron International Corp*                                    53,831
                                                                      $4,360,931

WHOLESALE TRADE -CONSUMER --- 0.2%
     10,575 Costco Companies Inc*                                        347,649
                                                                        $347,649

TOTAL COMMON STOCK --- 94.1%                                        $197,380,841
(Cost $153,536,434)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS       --- 1.8%
  1,000,000 American Express Credit Corp                                 999,847
  2,800,000 Ford Motor Credit Co                                       2,787,450
                                                                      $3,787,297

ELECTRONICS - HIGH TECH   --- 0.3%
    600,000 General Electric Co                                          597,507
                                                                        $597,507

HOLDING & INVEST. OFFICES --- 1.2%
  2,500,000 American General Finance Corp                              2,490,783
                                                                      $2,490,783

SECURITIES & COMMODITIES  --- 2.6%
  5,549,000 Merrill Lynch & Co Inc                                     5,549,000
                                                                      $5,549,000

TOTAL SHORT-TERM INVESTMENTS --- 5.9%                                $12,424,587
(Cost $12,424,587)

TOTAL MID-CAP PORTFOLIO --- 100.0%                                  $209,805,428
(Cost $165,961,021)


Maxim Series Fund

T.Rowe Price Equity/Income Portfolio

BONDS

U.S. GOVERNMENTS          --- 1.7%
    300,000 United States of America                                     268,500
            Treasury Notes
            6.000% February 15, 2026
    200,000 United States of America                                     193,123
            Treasury Notes
            5.750% August 15, 2003
     25,000 United States of America                                      26,063
            Treasury Notes
            7.250% August 15, 2004
     20,000 United States of America                                      20,125
            Treasury Notes
            7.375% November 15, 1997
     50,000 United States of America                                      51,821
            Treasury Notes
            7.750% January 31, 2000






     80,000 United States of America                                      75,138
            Treasury Notes
            5.625% February 15, 2006
    200,000 United States of America                                     201,094
            Treasury Notes
            6.500% May 31, 2001
    200,000 United States of America                                     205,750
            Treasury Notes
            7.000% July 15, 2006
  1,000,000 United States of America                                     993,590
            Treasury Notes
            5.875% November 15, 1999
                                                                      $2,035,204

TOTAL BONDS --- 1.7%                                                  $2,035,204
(Cost $2,026,037)

COMMON STOCK

AGENCY                    --- 0.8%
     22,000 Federal National Mortgage Association (nonvtg)               959,750
                                                                        $959,750

COMMUNICATIONS            --- 1.7%
     31,800 AT&T Corp*                                                 1,114,972
      4,600 Gannett Company Inc                                          454,250
     11,800 US West Media Group                                          444,707
                                                                      $2,013,929

CONSUMER SERVICES         --- 3.7%
     17,500 Bausch & Lomb Inc                                            824,688
     12,400 Baxter International Inc                                     647,900
     13,900 CR Bard Inc                                                  504,737
     21,600 H&R Block Inc                                                696,600
     13,800 ITT Corp*                                                    842,656
        609 Novartis (registered)                                        973,432
      5,000 Smith & Nephew PLC*                                           13,919
                                                                      $4,503,932

CREDIT INSTITUTIONS       --- 8.9%
     10,100 American Express Co                                          752,450
     22,300 Banc One Corp                                              1,080,145
      9,000 BankBoston Corp                                              648,558
     10,800 Bankers Trust New York Corp                                  939,600
     14,000 Fleet Financial Group Inc                                    885,500
      3,600 Great Western Financial Corp                                 193,500
     11,000 JP Morgan & Company Inc                                    1,148,125
     45,000 Mellon Bank Corp                                           2,030,625
     10,000 Mercantile Bankshares Corp                                   400,000
     11,700 National City Corp                                           614,250
     10,900 PNC Bank Corp                                                453,713
     19,700 Signet Banking Corp                                          709,200
      3,300 Wells Fargo & Co                                             889,350
                                                                     $10,745,016

ELECTRIC                  --- 6.9%
     13,500 Baltimore Gas & Electric Co                                  360,275
     26,400 Centerior Energy Corp                                        295,337
     13,800 Central & South West Corp                                    293,250
     17,387 DQE Inc                                                      491,183
     18,000 Dominion Resources Inc                                       659,250
     22,900 Duke Power Co                                              1,097,757
     13,900 Edison International                                         345,763






     17,100 Entergy Corp                                                 468,113
      6,600 Florida Progress Corp                                        206,659
      5,400 GPU Inc                                                      193,725
     19,800 Ohio Edison Co                                               431,878
     25,500 PacifiCorp                                                   561,000
     26,300 Peco Energy Co                                               552,300
     17,500 Public Service Enterprise Group Inc                          437,500
     31,200 Southern Co                                                  682,500
     31,200 Unicom Corp                                                  694,200
     16,300 Western Resources Inc                                        528,723
                                                                      $8,299,413

ELECTRONICS - HIGH TECH   --- 3.4%
     20,900 AMP Inc                                                      872,575
     24,300 General Electric Co                                        1,588,613
     13,400 Hubbell Inc Class B                                          589,600
     14,800 PG&E Corp                                                    358,900
     13,800 Whirlpool Corp                                               752,956
                                                                      $4,162,644

FORESTRY                  --- 1.7%
     13,800 Georgia-Pacific Corp                                       1,178,175
     18,200 International Paper Co                                       883,828
                                                                      $2,062,003

HOLDING & INVEST. OFFICES --- 2.4%
     15,196 Chase Manhattan Corp                                       1,474,954
    152,700 Lonrho PLC                                                   324,046
      8,900 Security Capital Pacific Trust                               203,588
    139,600 Tomkins PLC*                                                 604,111
      7,500 Weingarten Realty Investors                                  316,875
                                                                      $2,923,574

INDUSTRIAL SERVICES       --- 0.7%
      8,400 Deluxe Corp                                                  286,650
     22,500 Dun & Bradstreet Corp                                        590,625
                                                                        $877,275

INSURANCE                 --- 4.9%
     22,300 American General Corp                                      1,064,825
     13,700 Exel Limited                                                 722,675
      6,500 Hilb Rogal & Hamilton Co                                     110,500
      8,900 Lincoln National Corp                                        572,938
     16,000 SafeCo Corp                                                  746,992
     15,100 St Paul Companies Inc                                      1,151,375
     13,100 Travelers Group Inc                                          826,112
     16,400 USF&G Corp                                                   393,600
     25,900 Willis Corroon Group PLC                                     289,743
                                                                      $5,878,760

MFTG - CONSUMER PRODS.    --- 12.7%
     23,200 Anheuser-Busch Companies Inc                                 972,938
     14,300 Brown-Forman Corp Class B                                    698,012
     16,100 Cadbury Schweppes PLC*                                       143,631
     19,600 Dow Jones & Company Inc                                      787,665
     15,700 Gallaher Group Plc*                                          289,461
     18,700 General Mills Inc                                          1,217,838
      5,800 Grand Metropolitan PLC                                       227,285
     19,300 HJ Heinz Co                                                  890,213
     27,600 International Flavors & Fragrances Inc                     1,393,800
      8,000 Kellogg Co                                                   685,000
     23,800 Knight-Ridder Inc                                          1,167,676
     28,200 McCormick & Company Inc (nonvtg)                             712,050






      9,700 McGraw-Hill Companies Inc                                    570,476
     16,850 Philip Morris Companies Inc                                  747,719
     22,700 Quaker Oats Co                                             1,018,663
     22,900 RR Donnelley & Sons Co                                       838,713
     19,500 Readers Digest Association Inc Class A                       559,397
      3,300 Readers Digest Association Inc Class A                        91,367
      9,300 Sara Lee Corp                                                387,113
     35,600 UST Inc                                                      987,900
      4,600 Unilever NV ADR                                            1,002,800
                                                                     $15,389,717

MFTG - INDUSTRIAL PRODS   --- 15.5%
     13,800 Abbott Laboratories                                          921,150
     15,300 American Home Products Corp                                1,170,450
      7,700 Armstrong World Industries Inc                               564,988
     10,300 Betz Laboratories Inc                                        679,800
     14,100 Consolidated Papers Inc                                      761,400
     13,811 Cooper Industries Inc                                        687,097
     21,800 Dow Chemical Co                                            1,899,325
     23,000 EI DuPont De Nemours & Co                                  1,446,125
      8,600 Eastman Chemical Co                                          546,100
     19,200 Great Lakes Chemical Corp                                  1,005,600
     11,500 Imperial Chemical Industries PLC                             654,063
     14,000 Lubrizol Corp                                                587,118
      7,550 Minnesota Mining & Manufacturing Co                          770,100
     14,600 Nalco Chemical Co                                            563,925
     24,100 Pall Corp                                                    560,325
     28,612 Pharmacia & Upjohn Inc                                       994,267
     11,900 Reynolds Metals Co                                           847,875
     23,100 Tambrands Inc                                              1,152,113
     24,150 USX-Marathon Group                                           697,331
     23,100 Union Camp Corp                                            1,155,000
     29,800 Witco Corp                                                 1,130,523
                                                                     $18,794,675

MINING                    --- 0.7%
     23,186 Newmont Mining Corp                                          904,254
                                                                        $904,254

OIL & GAS                 --- 9.6%
     11,100 Amerada Hess Corp*                                           616,738
     11,400 Amoco Corp                                                   991,082
     26,600 Atlantic Richfield Co                                      1,875,300
     11,000 British Petroleum PLC ADR                                    823,625
     15,050 Chevron Corp                                               1,112,752
     26,700 Exxon Corp                                                 1,642,050
     15,000 Mobil Corp                                                 1,048,125
     13,600 Phillips Petroleum Co                                        595,000
     12,500 Repsol SA sponsored ADR                                      530,463
     20,000 Royal Dutch Petroleum Co ADR                               1,080,000
     12,100 Texaco Inc                                                 1,315,875
                                                                     $11,631,010

OTHER TRANS. SERVICES     --- 0.6%
      9,400 Alexander & Baldwin Inc                                      245,575
      3,300 FMC Corp                                                     262,142
      4,100 GATX Corp                                                    236,775
                                                                        $744,492

RAILROADS                 --- 1.6%
     10,000 Burlington Northern Santa Fe Corp                            898,750
     14,550 Union Pacific Corp                                         1,025,775
                                                                      $1,924,525






REAL ESTATE               --- 1.1%
     35,396 Simon Debartolo Group Inc                                  1,132,672
      6,100 The Rouse Co                                                 179,950
                                                                      $1,312,622

RETAIL TRADE              --- 2.8%
     15,700 Fortune Brands Inc                                           585,798
     19,450 Genuine Parts Co                                             658,869
     24,800 JC Penney & Company Inc                                    1,294,238
     14,000 Limited Inc                                                  283,500
     11,300 May Department Stores Co                                     533,925
                                                                      $3,356,330

TELEPHONE                 --- 5.8%
     36,600 Alltel Corp                                                1,223,794
     21,800 BCE Inc                                                      610,400
     13,700 Bell Atlantic Corp                                         1,039,488
     17,300 Bellsouth Corp                                               802,288
     23,500 Frontier Corp                                                468,520
     20,900 GTE Corp                                                     916,988
     15,309 SBC Communications Inc                                       947,244
     12,200 Southern New England Telecommunications Corp                 474,275
      9,300 Sprint Corp                                                  489,413
                                                                      $6,972,410

TRANSPORTATION EQUIPMENT  --- 1.4%
      6,800 Eaton Corp                                                   593,709
      9,300 Ford Motor Co                                                351,075
     14,200 General Motors Corp                                          790,755
                                                                      $1,735,539

TOTAL COMMON STOCK --- 87.0%                                        $105,191,870
(Cost $90,216,684)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS       --- 5.0%
  6,000,000 Ford Motor Credit Co                                       5,992,294
                                                                      $5,992,294

HOLDING & INVEST. OFFICES --- 1.6%
  2,000,000 American General Finance Corp                              1,986,742
                                                                      $1,986,742

SECURITIES & COMMODITIES  --- 4.7%
  5,737,000 Merrill Lynch & Co Inc                                     5,737,000
                                                                      $5,737,000

TOTAL SHORT-TERM INVESTMENTS --- 11.3%                               $13,716,036
(Cost $13,716,036)

TOTAL T.ROWE PRICE EQUITY/INCOME PORTFOLIO --- 100.0%               $120,943,110
(Cost $105,958,757)


Maxim Series Fund

Foreign Equity Portfolio

BONDS

ARGENTINA            --- 1.3%






FOREIGN GOVERNMENTS
  1,750,000 Republic of Argentina                                      1,190,000
            Brady Bond
            5.500% March 31, 2023
                                                                      $1,190,000

TOTAL ARGENTINA            --- 1.3%                                   $1,190,000

THAILAND             --- 1.5%

ELECTRONICS - HIGH TECH
    360,000 Total Access Communication                                   375,750
            Convertible
            2.000% May 31, 2006
                                                                        $375,750

FOREIGN BANKS
  1,000,000 Bangkok Bank Public Co Ltd#                                  991,840
            Subordinated Notes
            8.375% January 15, 2027
                                                                        $991,840

TOTAL THAILAND             --- 1.5%                                   $1,367,590

TOTAL BONDS --- 2.7%                                                  $2,557,590
(Cost $2,405,532)

COMMON STOCK

AUSTRALIA            --- 5.4%

CONSTRUCTION
    129,000 Leighton Holdings Ltd*                                       625,383
                                                                        $625,383

ELECTRONICS - HIGH TECH
    560,000 ERG Ltd                                                      631,260
                                                                        $631,260

INSURANCE
     85,000 QBE Insurance Group Ltd*                                     511,020
                                                                        $511,020

MFTG - INDUSTRIAL PRODS
    166,685 West Australian Newspaper*                                   742,814
                                                                        $742,814

OIL & GAS
     46,000 Woodside Petroleum Ltd                                       394,087
                                                                        $394,087

OTHER TRANS. SERVICES
     34,500 Brambles Industries Ltd                                      679,048
                                                                        $679,048

RETAIL TRADE
    137,381 Foodland Associated Ltd                                      929,176
                                                                        $929,176

WATER
     53,994 Howard Smith Ltd                                             511,264
                                                                        $511,264






TOTAL AUSTRALIA            --- 5.4%                                   $5,024,052

BRAZIL               --- 5.5%

ELECTRIC
 16,200,000 CIA Energetica Minas Gerais*                                 815,643
                                                                        $815,643

FOREIGN BANKS
 83,000,000 Banco Bradesco S.A.                                          832,699
                                                                        $832,699

MFTG - CONSUMER PRODS.
 26,300,000 Cia Bras Distr Pao Acucar*                                   598,560
                                                                        $598,560

OIL & GAS
  2,800,000 Petroleo Brasileiro S.A.*                                    767,301
                                                                        $767,301

RETAIL TRADE
  1,100,000 CIA Cervejaira Brahma*                                       843,010
                                                                        $843,010

TELEPHONE
  3,260,000 Telec de Minas Gerais*                                       578,412
  3,260,000 Telec de Minas Gerais*                                             0
  4,900,000 Telecomun Brasileiras SA*                                    746,038
                                                                      $1,324,450

TOTAL BRAZIL               --- 5.5%                                   $5,181,663

FINLAND              --- 5.1%

FOREIGN BANKS
    230,000 Merita Ltd Series A                                          764,924
                                                                        $764,924

INSURANCE
      9,000 Sampo Insurance Company Ltd                                  876,736
                                                                        $876,736

MFTG - CONSUMER PRODS.
     20,800 Huhtamaki Group Class I                                      896,759
                                                                        $896,759

MFTG - INDUSTRIAL PRODS
      8,000 Metra OY Class A*                                            246,914
     20,000 Metra OY Class B*                                            603,781
     30,000 Neste OY                                                     798,611
     27,000 Rauma OY                                                     619,792
                                                                      $2,269,098

TOTAL FINLAND              --- 5.1%                                   $4,807,517

GERMANY              --- 5.3%

FOREIGN BANKS
     12,000 Deutsche Bank AG*                                            704,708
                                                                        $704,708

MFTG - INDUSTRIAL PRODS





      9,500 Daimler-Benz AG*                                             770,918
     18,000 Duerr AG*                                                    743,247
      4,000 Jungheinrich                                                 648,728
                                                                      $2,162,893

RETAIL TRADE
     19,000 Douglas Holding AG*                                          762,746
                                                                        $762,746

TELEPHONE
     25,000 Deutsche Telekom AG*                                         614,355
                                                                        $614,355

TRANSPORTATION EQUIPMENT
        575 Porsche AG*                                                  748,552
                                                                        $748,552

TOTAL GERMANY              --- 5.3%                                   $4,993,254

ITALY                --- 2.1%

MFTG - CONSUMER PRODS.
     78,000 Arnoldo Mondadori Editore SPA                                450,299
                                                                        $450,299

MFTG - INDUSTRIAL PRODS
     48,700 Burgo (Cartiere) SPA                                         269,983
                                                                        $269,983

OIL & GAS
    229,000 ENI                                                        1,295,781
                                                                      $1,295,781

TOTAL ITALY                --- 2.1%                                   $2,016,063

JAPAN                --- 10.6%

CONSTRUCTION
     57,000 Daiwa House Industry Company Ltd                             696,578
                                                                        $696,578

CONSUMER SERVICES
     24,000 Sankyo Co Ltd                                                806,564
     55,000 Tanabe Seiyaku*                                              494,501
                                                                      $1,301,065

ELECTRIC
     10,000 TDK Corp                                                     734,113
                                                                        $734,113

ELECTRONICS - HIGH TECH
     36,000 Canon Inc*                                                   980,447
     39,000 Omron Corp                                                   827,252
     11,000 Sony Corp                                                    959,235
     28,000 Yamada Denki*                                                664,804
                                                                      $3,431,738

MFTG - INDUSTRIAL PRODS
     11,000 SMC*                                                         929,469
                                                                        $929,469

RETAIL TRADE
     20,000 FamilyMart*                                                  981,145





     22,000 Ito-Yokado Co Ltd*                                         1,277,060
                                                                      $2,258,205

TRANSPORTATION EQUIPMENT
     21,000 Honda Motor Company Ltd                                      632,420
                                                                        $632,420

TOTAL JAPAN                --- 10.6%                                  $9,983,588

NEW ZEALAND          --- 3.6%

COMMUNICATIONS
    200,000 Telecom Corporation of New Zealand Ltd                     1,017,600
                                                                      $1,017,600

ELECTRONICS - HIGH TECH
     92,000 PDL Holdings Ltd*                                            483,699
                                                                        $483,699

MFTG - CONSUMER PRODS.
    857,100 Corporate Investments Ltd*                                   476,794
                                                                        $476,794

MFTG - INDUSTRIAL PRODS
    147,800 Nuplex Industries Ltd*                                       401,070
                                                                        $401,070

RAILROADS
    120,000 Tranz Rail Holdings Ltd*                                     683,827
                                                                        $683,827

REAL ESTATE
    257,000 St Lukes Group Ltd*                                          270,241
                                                                        $270,241

TOTAL NEW ZEALAND          --- 3.6%                                   $3,333,231

NORWAY               --- 5.0%

MFTG - CONSUMER PRODS.
     38,000 Elkem ASA                                                    747,082
     30,000 Norske Skogindustrier ASA-A*                               1,040,344
     35,000 Schibsted AS                                                 688,102
                                                                      $2,475,528

MFTG - INDUSTRIAL PRODS
     95,700 Unitor ASA                                                 1,371,903
                                                                      $1,371,903

OIL & GAS
     33,600 Smedvig ASA Class B                                          821,135
                                                                        $821,135

TOTAL NORWAY               --- 5.0%                                   $4,668,566

PORTUGAL             --- 4.8%

CREDIT INSTITUTIONS
     57,000 Banco Espirito Santo                                       1,292,112
                                                                      $1,292,112

ELECTRIC
      1,000 Electricdidade De Portugal SA*                                18,355






                                                                         $18,355

MFTG - INDUSTRIAL PRODS
    140,000 Portucel Industrial Empresa Produtora de Celulosa          1,038,245
                                                                      $1,038,245

RETAIL TRADE
     21,000 Sonae Investimentos                                          878,212
                                                                        $878,212

TELEPHONE
     32,000 Portugal Telecom SA                                        1,291,129
                                                                      $1,291,129

TOTAL PORTUGAL             --- 4.8%                                   $4,518,053

SINGAPORE            --- 3.9%

HOLDING & INVEST. OFFICES
    245,000 Parkway Holdings Limited                                   1,097,117
    298,000 Wing Tai Holdings Ltd*                                       859,054
                                                                      $1,956,171

MFTG - INDUSTRIAL PRODS
    166,250 Keppel Corporation Ltd                                       738,656
                                                                        $738,656

REAL ESTATE
     97,000 City Developments Ltd*                                       950,182
                                                                        $950,182

TOTAL SINGAPORE            --- 3.9%                                   $3,645,009

SPAIN                --- 8.4%

CONSUMER SERVICES
     76,000 Prosegur Comp Seguridad*                                     928,528
                                                                        $928,528

FOREIGN BANKS
      8,000 BCO Bilbao Vizcaya*                                          649,969
                                                                        $649,969

FOREIGN GOVERNMENTS
      9,000 Fomento Construcciones Y Contratas*                        1,147,831
                                                                      $1,147,831

INSURANCE
     19,960 Catalana Occidente SA*                                       994,410
                                                                        $994,410

MFTG - INDUSTRIAL PRODS
      4,500 Acerinox SA*                                                 843,311
     35,000 Cimpor Cimentos de Portugal                                  815,878
                                                                      $1,659,189

MINING
     35,000 Asturiana de Zinc SA*                                        741,193
                                                                        $741,193

RETAIL TRADE
     44,000 Ebro Agricolas, Compania de Alimentacion SA                  858,617
                                                                        $858,617






WATER
     21,000 Sociedade General de Aguas de Barcelona, SA*                 859,499
                                                                        $859,499

TOTAL SPAIN                --- 8.4%                                   $7,839,236

THAILAND             --- 0.5%

ELECTRIC
    139,000 Electricity General Publishing Co*                           340,397
                                                                        $340,397

MINING
      7,200 Banpu Public Co Ltd*                                         104,960
                                                                        $104,960

TOTAL THAILAND             --- 0.5%                                     $445,357

UNITED KINGDOM       --- 4.3%

CONSUMER SERVICES
     29,340 EMI Group PLC                                                527,402
     32,100 Smithkline Beecham PLC                                       590,638
                                                                      $1,118,040

ELECTRONICS - HIGH TECH
     77,250 General Electric Co PLC                                      461,584
                                                                        $461,584

MFTG - INDUSTRIAL PRODS
     47,550 Glaxo Wellcome PLC                                           983,342
                                                                        $983,342

OIL & GAS
     61,200 British Petroleum Company PLC                                760,904
    107,430 Shell Transport & Trading Co PLC                             733,107
                                                                      $1,494,011

TOTAL UNITED KINGDOM       --- 4.3%                                   $4,056,977

TOTAL COMMON STOCK --- 64.5%                                         $60,512,566
(Cost $53,946,086)

PREFERRED STOCK

GERMANY              --- 0.9%

MFTG - INDUSTRIAL PRODS
     14,460 Henkel KGAA                                                  814,344
                                                                        $814,344

TOTAL GERMANY              --- 0.9%                                     $814,344

TOTAL PREFERRED STOCK --- 0.9%                                          $814,344
(Cost $763,997)

SHORT-TERM INVESTMENTS

UNITED KINGDOM       --- 5.0%

CREDIT INSTITUTIONS
  4,700,000 Halifax Building Society                                   4,700,000





                                                                      $4,700,000

TOTAL UNITED KINGDOM       --- 5.0%                                   $4,700,000

UNITED STATES        --- 26.9%

CREDIT INSTITUTIONS
  4,000,000 American Express Credit Corp                               3,997,849
  4,700,000 Chevron Oil Finance Co                                     4,699,790
  4,700,000 Ford Motor Credit Co                                       4,687,233
  3,300,000 Prudential Funding Corp                                    3,299,496
                                                                     $16,684,368

ELECTRONICS - HIGH TECH
  1,500,000 Sharp Electronics Corp                                     1,497,667
                                                                      $1,497,667

HOLDING & INVEST. OFFICES
  2,800,000 American General Finance Corp                              2,799,572
                                                                      $2,799,572

SECURITIES & COMMODITIES
  4,289,000 Merrill Lynch & Co Inc                                     4,289,000
                                                                      $4,289,000

TOTAL UNITED STATES        --- 26.9%                                 $25,270,607

TOTAL SHORT-TERM INVESTMENTS --- 31.9%                               $29,970,607
(Cost $29,970,607)

TOTAL FOREIGN EQUITY PORTFOLIO --- 100.0%                            $93,855,107
(Cost $87,086,222)


Maxim Series Fund

Growth Index Portfolio

COMMON STOCK

AGENCY                    --- 0.9%
     25,500 Federal National Mortgage Association (nonvtg)             1,112,438
                                                                      $1,112,438

AGRICULTURE               --- 0.1%
        400 Agco Corp*                                                    14,375
      1,600 Dole Food Company Inc                                         68,400
                                                                         $82,775

AIR                       --- 0.2%
        100 Atlas Air Inc*                                                 3,450
      1,200 Comair Holdings Inc                                           33,224
        700 Continental Airlines Inc Class B*                             24,456
      1,000 Pittston Brink's Group                                        30,000
      3,500 Southwest Airlines Co                                         90,563
        700 US Air Group Inc*                                             24,500
                                                                        $206,193

COMMUNICATIONS            --- 4.4%
      1,833 360 Communications Co*                                        31,390
      1,400 AH Belo Corp Class A*                                         58,275
     38,100 AT&T Corp*                                                 1,335,862
     17,100 Airtouch Communications Inc*                                 468,113




      3,800 Cabletron Systems Inc*                                       107,586
        100 Cablevision Systems Corp*                                      5,350
      2,100 Cascade Communications Corp*                                  58,013
      1,700 Clear Channel Communications Inc*                            104,550
      9,023 Comcast Corp Class A                                         192,867
      2,800 Gannett Company Inc                                          276,500
      2,097 Gaylord Entertainment Co                                      48,361
        200 OmniPoint Corp*                                                3,325
      3,500 Paging Network Inc*                                           30,734
        700 PanAmStat Corp*                                               20,300
      1,100 Picturetel Corp*                                              10,450
      1,800 Qualcomm Inc*                                                 91,575
        120 Scripps Howard Broadcasting Co Class A                         4,995
        100 Sinclair Broadcast Group Inc Class A*                          3,088
      1,509 TCI Satellite Entertainment*                                  11,883
        300 Tele Communications International Inc Class A*                 4,631
      7,370 Tele-Communications Inc - TCI Group Class A*                 175,038
     24,290 Tele-Communications Inc - TCI Group Class A*                 361,314
        900 Telephone & Data Systems Inc                                  34,143
     15,825 Time Warner Inc                                              763,556
      1,200 United States Satellite Broadcasting Company Inc Class A       9,900
      4,900 Viacom Inc Class B*                                          147,000
     21,829 Westinghouse Electric Corp                                   504,796
     22,019 Worldcom Inc*                                                704,608
                                                                      $5,568,203

CONSTRUCTION              --- 0.0%
      2,941 Clayton Homes Inc                                             41,909
                                                                         $41,909

CONSUMER SERVICES         --- 15.3%
      1,900 Accustaff Inc*                                                45,005
      1,400 Allegiance Corp*                                              38,150
      1,100 Allergan Inc*                                                 34,993
      9,000 Amgen Inc*                                                   523,125
      1,700 Apollo Group Inc Class A*                                     59,925
      1,700 Apria Healthcare Group Inc*                                   30,175
      4,000 Becton Dickinson & Co*                                       202,500
      1,000 Beverly Enterprises Inc*                                      16,250
      2,400 Biogen Inc*                                                   81,300
      3,900 Biomet Inc*                                                   72,638
     16,100 Bristol-Myers Squibb Co                                    1,304,100
        700 CR Bard Inc*                                                  25,418
     13,127 CUC International Inc*                                       338,834
        707 CVS Corp                                                      36,234
      1,300 Choice Hotels International Inc.*                             22,018
      3,200 Circus Circus Enterprises Inc*                                78,800
     23,102 Columbia/HCA Healthcare Corp                                 908,186
      1,650 Covance Inc*                                                  31,865
     15,600 Eli Lilly & Co                                             1,705,267
      1,200 Forest Laboratories Inc*                                      49,724
      3,910 Foundation Health Systems*                                   118,520
      2,400 Genzyme Corp*                                                 66,600
      1,100 Grand Casinos Inc*                                            16,225
      3,500 H&R Block Inc*                                               112,875
      4,700 HFS Inc*                                                     272,600
      3,450 Harrah's Entertainment Inc*                                   62,100
      1,300 Health Care & Retirement Corp*                                43,388
      3,475 Health Management Associates Inc*                             99,038
      1,100 HealthCare Compare Corp*                                      57,613
     10,672 Healthsouth Corp*                                            266,128
      6,400 Hilton Hotels Corp                                           169,997
        500 Homestead Village Inc (wts)*                                   8,938





        300 Host Marriott Corp*                                            5,344
      4,800 Humana Inc*                                                  111,000
      2,900 ITT Corp*                                                    177,080
      3,600 Ivax Corp*                                                    40,273
     45,276 Johnson & Johnson                                          2,914,643
      2,225 La Quinta Inns Inc                                            48,672
      1,000 Lincare Holdings Inc*                                         43,000
        548 MGM Grand Inc*                                                20,276
      1,500 Manor Care Inc                                                48,938
      3,500 Marriott International Inc                                   214,813
      4,699 MedPartners Inc*                                             101,616
      8,000 Medtronic Inc                                                648,000
     41,100 Merck & Company Inc                                        4,253,850
      6,500 Mirage Resorts Inc*                                          164,125
      2,100 Nellcor Inc*                                                  38,063
      2,500 Omnicare Inc                                                  78,438
      1,052 Pacific Health Systems*                                       67,197
      1,900 Phycor Inc*                                                   65,430
        800 Physician Reliance Network Inc*                                7,500
      1,200 Physician Sales & Services Inc*                               22,800
      1,725 Promus Hotel Corp*                                            66,844
        775 Quest Diagnostics Inc*                                        15,936
      1,700 Quorum Health Group Inc*                                      60,775
      5,000 Republic Industries Inc*                                     124,375
      8,300 Service Corporation International                            272,863
        200 Speedway Motorsports Inc*                                      4,350
      2,750 St Jude Medical Inc*                                         107,250
      1,100 Stewart Enterprises Inc Class A                               46,200
      2,500 Stryker Corp*                                                 87,188
      4,090 Tenet Healthcare Corp*                                       120,909
     23,308 The Walt Disney Co                                         1,870,467
        700 Total Renal Care Holdings Inc*                                28,131
      6,100 United Healthcare Corp                                       317,200
      1,800 United States Surgical Corp                                   67,050
      1,580 Vencor Inc*                                                   66,755
      3,100 Whitman Corp                                                  74,400
                                                                     $19,300,280

CREDIT INSTITUTIONS       --- 1.5%
      1,400 Advanta Corp Class A*                                         51,450
      5,500 American Express Co*                                         409,750
      5,129 Banc One Corp*                                               248,433
        145 Beneficial Corp*                                              10,304
        300 Capital One Financial Corp                                    11,325
      1,900 Concord EFS Inc*                                              49,163
        400 Countrywide Credit Industries Inc                             12,475
        100 Equitable of Iowa Cos                                          5,600
      1,950 Fifth Third Bancorp                                          160,021
      2,300 Household International Inc                                  270,105
     10,475 MBNA Corp                                                    383,647
        900 State Street Boston Corp                                      41,625
      5,400 Synovus Financial Corp                                       148,835
        100 TCF Financial Corp                                             4,938
      1,100 The Money Store Inc                                           31,556
        200 Western National Corp                                          5,362
                                                                      $1,844,589

ELECTRIC                  --- 0.1%
      1,803 AES Corp*                                                    127,562
                                                                        $127,562

ELECTRONICS - HIGH TECH   --- 19.5%
      4,000 AMP Inc*                                                     167,000





        700 AVX Corporation*                                              18,900
      3,800 Adaptec Inc*                                                 132,050
      2,200 Adobe Systems Inc                                             77,136
        500 Adtran Inc*                                                   12,375
      1,300 Advanced Micro Devices Inc*                                   46,800
      2,700 American Power Conversion Corp*                               51,300
      6,000 Analog Devices Inc*                                          159,372
      3,075 Andrew Corp*                                                  86,484
      6,100 Applied Materials Inc*                                       431,953
      4,000 Ascend Communications Inc*                                   157,500
      1,700 Aspect Telecommunications Corp*                               37,825
      3,300 Atmel Corp*                                                   92,400
        300 Avnet Inc*                                                    17,250
        200 Beckman Instruments Inc*                                       9,650
        800 Black & Decker Corp*                                          29,750
      3,500 Boston Scientific Corp*                                      215,030
        200 Briggs & Stratton Corp                                        10,000
      1,000 C-Cube Microsystems Inc*                                      17,562
      1,200 Checkpoint Systems Inc                                        19,274
      2,000 Cirrus Logic Inc*                                             21,000
     22,300 Cisco Systems Inc*                                         1,496,888
      8,300 Compaq Computer Corp*                                        823,775
      1,800 Cypress Semiconductor Corp*                                   26,100
      4,000 DSC Communications Corp*                                      89,000
      1,000 DST Systems Inc*                                              33,312
      4,700 Dell Computer Corp*                                          551,954
        700 Dentsply International Inc                                    34,300
      2,075 Diebold Inc                                                   80,925
      7,600 Eastman Kodak Co                                             583,300
        100 EchoStar Communications Corp Class A*                          1,563
     11,400 Electronic Data Systems Corp                                 467,400
      4,700 Emerson Electric Co                                          258,791
      1,300 FORE Systems Inc*                                             17,713
      1,533 Federal Signal Corp                                           38,517
        600 Forte Software Inc*                                            8,062
        900 GT Interactive Software Corp*                                 10,688
      1,220 Gateway 2000 Inc*                                             39,573
     96,600 General Electric Co                                        6,315,225
      4,600 General Instrument Corp*                                     115,000
      2,037 Glenayre Technologies Inc*                                    33,356
     28,700 Hewlett-Packard Co                                         1,607,200
      1,400 Honeywell Inc                                                106,225
        220 Hubbell Inc Class B                                            9,680
        990 Imation Corp*                                                 26,111
      1,500 Input/Output Inc*                                             27,188
     27,900 Intel Corp                                                 3,956,555
      3,800 International Game Technology                                 67,450
      1,700 International Rectifier Corp*                                 31,663
        200 Johnson Controls Inc                                           8,212
      1,700 KLA-Tencor Corp*                                              82,875
      1,700 Komag Inc*                                                    27,838
      2,900 LCI International Inc*                                        63,438
      4,500 LSI Logic Corp*                                              144,000
        900 Lam Research Corp*                                            33,356
      1,300 Learning Company Inc*                                         12,188
      2,100 Lexmark International Group Inc Class A*                      63,788
      2,500 Linear Technology Corp                                       129,375
        200 MSC Industrial Direct Company Inc Class A*                     8,025
      1,000 Macromedia Inc*                                                8,625
      2,200 Maxim Integrated Products Inc*                               125,125
        700 Memc Electronic Materials Inc*                                22,925
      2,000 Mentor Graphics Corp*                                         18,500
        600 Micron Electronics Inc*                                       10,687






      5,800 Micron Technology Inc*                                       231,635
      2,872 Molex Inc                                                    104,828
     20,800 Motorola Inc                                               1,580,800
      2,975 NCR Corp*                                                     88,506
      1,500 Netscape Communications Corp*                                 48,093
      8,600 Novell Inc*                                                   59,658
        400 Objective Systems Integrators Inc*                             3,450
      1,800 Octel Communications Corp*                                    42,187
      2,500 Pairgain Technologies Inc*                                    38,750
      1,500 Perkin-Elmer Corp                                            119,343
        400 Presstek Inc*                                                 34,700
      2,200 Quantum Corp*                                                 44,686
      1,400 Rational Software Corp*                                       23,537
        800 Read-Rite Corp*                                               16,700
      1,000 SCI Systems Inc*                                              63,750
      2,300 Scientific-Atlanta Inc                                        50,313
      7,300 Seagate Technology Inc*                                      256,865
        900 Security Dynamics Technologies Inc*                           33,188
      1,200 Sensormatic Electronics Corp                                  15,450
      6,300 Silicon Graphics Inc*                                         94,500
      1,600 Solectron Corp*                                              112,099
      1,100 Steris Corp*                                                  41,113
      2,714 Sterling Commerce Inc*                                        89,223
     12,500 Sun Microsystems Inc*                                        465,225
      1,150 Symbol Technologies Inc                                       38,669
        100 Tektronix Inc                                                  6,000
      5,600 Tellabs Inc*                                                 312,900
      1,500 Teradyne Inc*                                                 58,875
      4,800 Texas Instruments Inc                                        403,498
        700 Thermedics Inc*                                               10,981
      5,100 Thermo Electron Corp*                                        175,313
        470 Thermo Instrument Systems Inc*                                14,335
        140 Thomas & Betts Corp                                            7,359
      2,900 Unisys Corp*                                                  22,113
      1,100 Varian Associates Inc                                         59,675
        809 Vishay Intertechnology Inc*                                   23,410
        200 WW Grainger Inc                                               15,637
        500 Westell Technologies Inc Class A*                             12,500
      2,820 Xerox Corp                                                   222,428
      2,500 Xilinx Inc*                                                  122,655
      1,300 York International Corp                                       59,800
                                                                     $24,651,829

ENVIRONMENTAL SERVICES    --- 0.4%
      1,000 Browning-Ferris Industries Inc                                33,250
      4,250 USA Waste Services Inc*                                      164,156
      8,300 WMX Technologies Inc*                                        266,638
                                                                        $464,044

GAS                       --- 0.3%
      7,000 Enron Corp                                                   285,684
      2,700 NGC Corp                                                      41,680
      1,200 Pogo Producing Co                                             46,424
        200 Sonat Inc                                                     10,250
        600 Valero Energy Corp                                            21,750
        400 Williams Companies Inc                                        17,500
                                                                        $423,288

HOLDING & INVEST. OFFICES --- 0.4%
      5,100 Cognizant Corp                                               206,550
        300 Finova Group Inc                                              22,950
        400 Green Point Financial Corp                                    26,625
      3,800 MGIC Investment Corp                                         182,161






        600 TIG Holdings Inc                                              18,750
      1,000 US Industries Inc*                                            35,625
                                                                        $492,661

INDEPENDENT POWER PROD    --- 0.0%
      1,200 Calenergy Inc*                                                45,600
        400 Wheelabrator Technologies Inc                                  6,175
                                                                         $51,775

INDUSTRIAL SERVICES       --- 8.3%
      1,666 AC Nielsen Corp*                                              32,695
        600 APAC Teleservices Inc*                                        11,662
      3,000 Altera Corp*                                                 151,500
      3,700 America Online Inc*                                          205,813
      1,400 American Management Systems Inc*                              37,450
        800 Arrow Electronics Inc*                                        42,500
      1,400 Autodesk Inc*                                                 53,637
      9,900 Automatic Data Processing Inc*                               465,300
      3,700 BMC Software Inc*                                            204,888
        150 CDW Computer Centers Inc*                                      7,959
      3,350 Cadence Design Systems Inc*                                  112,225
      1,000 Cambridge Technology Partners Inc*                            32,000
      2,600 Ceridian Corp*                                               109,850
      1,000 Cintas Corp                                                   68,750
      9,550 Computer Associates International Inc                        531,811
      2,416 Computer Sciences Corp*                                      174,254
      2,400 Compuware Corp*                                              114,600
      2,900 Corrections Corporation of America*                          115,275
        600 Deluxe Corp                                                   20,475
      2,700 Dun & Bradstreet Corp                                         70,875
      1,800 Electronic Arts Inc*                                          60,525
      4,900 Equifax Inc                                                  182,216
     14,270 First Data Corp                                              626,981
      1,500 Fiserv Inc*                                                   66,938
      2,900 Fluor Corp                                                   160,042
      1,200 Foster Wheeler Corp                                           48,600
        300 Global DirectMail Corp*                                        7,819
      1,400 Gtech Holdings Corp*                                          45,150
      3,100 HBO & Co                                                     213,513
      5,100 Informix Corp*                                                45,900
      2,400 Interpublic Group of Companies Inc                           147,149
      1,200 Intuit Inc*                                                   27,524
        400 Kelly Services Inc Class A                                    12,550
      7,353 Lucent Technologies Inc                                      529,872
      2,700 Manpower Inc                                                 120,150
      1,300 McAfee Associates Inc*                                        82,063
      2,400 Medaphis Corp*                                                24,149
        900 Medic Computer Systems Inc*                                   20,025
     27,100 Microsoft Corp*                                            3,424,763
        100 National Service Industries Inc                                4,869
        300 Network General Corp*                                          4,463
      2,000 Olsten Corp                                                   38,874
      2,500 Omnicom Group Inc                                            154,063
     17,300 Oracle Systems Corp*                                         871,488
      4,300 Parametric Technology Corp*                                  183,017
      2,937 Paychex Inc                                                  111,606
      2,200 Peoplesoft Inc*                                              116,050
        500 Pitney Bowes Inc                                              34,750
        700 Quintiles Transnational Corp*                                 48,738
      2,900 Reynolds & Reynolds Co Class A                                45,675
      2,100 Robert Half International Inc*                                98,830
        800 Shared Medical Systems Corp                                   43,200
        800 Shiva Corp*                                                    8,350





      1,100 Sterling Software Inc*                                        34,375
      1,400 Sungard Data System Inc*                                      65,100
      2,700 Sybase Inc*                                                   40,163
      1,300 Synopsys Inc*                                                 47,775
        600 Thermo Cardiosystems Inc*                                     15,600
        500 Thermolase Corp*                                               7,031
        808 Total System Services Inc                                     19,644
        260 Wallace Computer Services Inc                                  7,816
        800 Western Atlas Inc*                                            58,600
                                                                     $10,469,525

INSURANCE                 --- 1.5%
      3,074 Aetna Inc*                                                   314,701
        850 Aflac Inc*                                                    40,163
        100 Allmerica Financial Corp*                                      3,988
         35 Ambac Inc*                                                     2,673
      3,100 American International Group Inc*                            463,063
        500 Equitable Companies Inc                                       16,625
        800 Erie Indemnity Co Class A                                     31,400
        400 Everest Reinsurance Holdings Inc                              15,850
        400 General Re Corp                                               72,800
      4,600 Marsh & McLennan Companies Inc                               328,325
      2,600 Oxford Health Plans Inc*                                     186,550
        500 Progressive Corp                                              43,500
        300 Protective Life Corp                                          15,075
         23 Provident Companies Inc                                        1,231
        140 Reliastar Financial Corp                                      10,238
      3,900 SunAmerica Inc                                               190,125
        300 The PMI Group Inc                                             18,713
         40 Transatlantic Holdings Inc                                     3,970
      1,166 Travelers Group Inc                                           73,530
        100 Travelers Property Casualty Corp                               3,988
        300 Unum Corp                                                     12,600
      1,600 Value Health Inc*                                             32,400
                                                                      $1,881,508

MFTG - CONSUMER PRODS.    --- 16.5%
      3,300 Anheuser-Busch Companies Inc*                                138,392
      4,300 Avon Products Inc*                                           303,417
      1,500 Bed Bath & Beyond Inc*                                        45,563
        900 Brown-Forman Corp Class B                                     43,931
        800 Brunswick Corp                                                25,000
      4,200 CPC International Inc                                        387,710
      7,600 Campbell Soup Co                                             380,000
     84,300 Coca-Cola Co                                               5,690,250
      5,700 Coca-Cola Enterprises Inc                                    131,100
     10,000 Colgate-Palmolive Co                                         652,500
      3,200 CompUSA Inc*                                                  68,800
      7,300 ConAgra Inc                                                  468,113
      2,900 Dial Corp                                                     45,313
        200 Dow Jones & Company Inc                                        8,037
      1,300 Fort Howard Corp*                                             65,813
        400 Fruit of the Loom Inc Class A*                                12,400
      1,500 Gartner Group Inc Class A*                                    53,906
      4,500 General Mills Inc                                            293,063
     18,883 Gillette Co                                                1,789,164
      4,850 HJ Heinz Co                                                  223,706
      1,800 Harcourt General Inc                                          85,725
      1,900 Hershey Foods Corp                                           105,093
      1,500 Hillenbrand Industries Inc                                    71,250
      4,600 Ikon Office Solutions Inc                                    114,710
      3,200 International Flavors & Fragrances Inc                       161,600
        600 Interstate Bakeries Co                                        35,587




      1,300 Jones Apparel Group Inc*                                      62,075
      4,400 K-III Communications Corp*                                    52,800
      2,700 Kellogg Co                                                   231,188
        300 Knight-Ridder Inc                                             14,719
        733 Lancaster Colony Corp                                         35,459
      1,200 Lee Enterprises Inc                                           31,650
      2,900 Leggett & Platt Inc                                          124,700
        100 Liz Claiborne Inc                                              4,663
      3,200 Masco Corp                                                   133,600
      9,783 Mattel Inc                                                   331,399
        500 McCormick & Company Inc (nonvtg)                              12,625
      1,200 McGraw-Hill Companies Inc                                     70,574
      1,500 Meredith Corp                                                 43,500
      1,300 Nabisco Holdings Corp Class A                                 51,838
      1,000 New York Times Co Class A                                     49,500
      5,400 Newell Co                                                    213,975
        900 Nine West Group Inc*                                          34,368
        700 Oakley Inc*                                                    9,843
      1,600 Oakwood Homes Corp                                            38,400
     48,800 Pepsico Inc                                                1,833,026
     82,500 Philip Morris Companies Inc                                3,660,938
      2,300 Pioneer Hi-Bred International Inc                            184,000
        900 Quaker Oats Co                                                40,388
      1,300 RJR Nabisco Holdings Corp                                     42,900
        300 RR Donnelley & Sons Co                                        10,988
      2,900 Ralston-Ralston Purina Group                                 238,342
      2,700 Readers Digest Association Inc Class A                        77,455
      5,100 Rubbermaid Inc                                               151,725
     14,100 Sara Lee Corp                                                586,913
        600 Shaw Industries Inc                                            6,375
      2,600 Starbucks Corp*                                              101,236
        400 Talbots Inc*                                                  13,600
      2,400 The Times Mirror Co Class A                                  132,600
      1,100 Tiffany & Co                                                  50,806
      3,200 Tribune Co                                                   153,798
      1,100 Tupperware Corp                                               40,150
        800 Tyson Foods Inc Class A                                       15,300
      6,200 UST Inc                                                      172,050
      1,100 Unifi Inc                                                     41,113
      2,800 Viad Corp                                                     53,900
      1,700 Warnaco Group Inc Class A                                     54,188
         10 Washington Post Co Class B                                     3,980
      3,500 Wm Wrigley Jr Co                                             234,500
                                                                     $20,847,290

MFTG - INDUSTRIAL PRODS   --- 12.9%
     11,230 3Com Corp*                                                   505,350
        200 AK Steel Holding Corp*                                         8,825
     26,300 Abbott Laboratories*                                       1,755,525
        700 Air Products & Chemicals Inc*                                 56,875
      2,000 Airgas Inc*                                                   39,624
        100 Albemarle Corp*                                                2,106
      1,317 Allegheny Teledyne Inc*                                       35,559
      2,900 Alza Corp*                                                    84,100
     15,400 American Home Products Corp*                               1,178,100
      2,700 American Standard Companies Inc*                             120,825
        200 Armstrong World Industries Inc*                               14,675
      6,335 Bay Networks Inc*                                            168,270
      1,600 Bemis Company Inc*                                            69,200
        300 Betz Laboratories Inc*                                        19,800
      1,050 Blyth Industries Inc*                                         35,438
        200 Cabot Corp                                                     5,675
      2,400 Callaway Golf Co                                              85,200




        125 Case Corp                                                      8,609
      1,900 Centocor Inc*                                                 59,018
      5,400 Chiron Corp*                                                 112,725
        900 Clorox Co                                                    118,800
        500 Cooper Tire & Rubber Co                                       11,000
      7,700 Corning Inc                                                  428,313
        400 Crane Co                                                      16,725
      2,800 Crown Cork & Seal Company Inc                                149,624
      1,400 Cytec Industries Inc*                                         52,325
      1,000 Danaher Corp                                                  50,812
      3,500 Dover Corp                                                   215,250
        700 Dow Chemical Co                                               60,988
      3,700 EI DuPont De Nemours & Co                                    232,638
      8,100 EMC Corp*                                                    315,900
      1,900 Ecolab Inc                                                    90,725
      1,700 Electronics for Imaging Inc*                                  80,325
      3,300 Engelhard Corp                                                69,092
      1,100 First Brands Corp                                             25,231
      1,200 Georgia Gulf Corp                                             34,874
        500 Great Lakes Chemical Corp                                     26,188
      2,500 Guidant Corp                                                 212,500
        430 Harnischfeger Industries Inc                                  17,845
        300 Harsco Corp                                                   12,150
      3,500 Hercules Inc                                                 167,563
      1,100 IDEXX Laboratories Inc*                                       13,681
      6,400 Illinois Tool Works Inc                                      319,597
      1,200 Interneuron Pharmaceutical Inc*                               24,150
      4,000 Iomega Corp*                                                  79,500
      1,500 JLG Industries Inc*                                           20,438
     12,060 Kimberly-Clark Corp                                          599,985
      2,300 Lear Corp*                                                   102,063
        600 Lyondell Petrochemical Co                                     13,087
        450 MA Hanna Co                                                   12,965
        300 Mallinckrodt Inc                                              11,400
      1,500 Millipore Corp                                                66,000
      4,400 Minnesota Mining & Manufacturing Co                          448,800
     20,500 Monsanto Co                                                  882,771
      2,200 Morton International Inc                                      66,411
      4,100 Mylan Laboratories Inc                                        60,475
        100 Nalco Chemical Co                                              3,863
        500 Nordson Corp                                                  32,125
      3,000 Nucor Corp                                                   169,500
      1,300 Owens-Illinois Inc*                                           40,300
        600 PPG Industries Inc                                            34,875
      4,300 Pall Corp                                                     99,975
     21,700 Pfizer Inc                                                 2,593,150
      7,000 Pharmacia & Upjohn Inc                                       243,250
      5,600 Praxair Inc                                                  313,600
      1,825 RPM Inc (Ohio)                                                33,534
      1,600 Raychem Corp                                                 119,000
      1,100 Rhone-Poulenc Class A                                         99,963
     24,800 Schering-Plough Corp                                       1,187,300
      1,300 Sealed Air Corp*                                              61,750
        300 Sherwin-Williams Co                                            9,263
      2,700 Sigma Aldrich Corp                                            94,667
      2,150 Sonoco Products Co                                            65,440
        800 Tambrands Inc                                                 39,900
        300 The BF Goodrich Co                                            12,994
        300 The Stanley Works                                             12,000
        400 Thermo Fibertech Inc*                                          4,100
        900 Trinity Industries Inc                                        28,575
      4,958 Tyco International Ltd*                                      344,888
        700 UCAR International Inc*                                       32,025




      1,600 USG Corp*                                                     58,400
      1,000 USX-US Steel Group                                            35,062
      1,500 Unisource Worlwide Inc                                        24,000
      2,600 WR Grace & Co                                                143,325
      6,100 Warner-Lambert Co                                            757,925
      1,100 Watson Pharmaceuticals Inc*                                   46,475
      2,700 Western Digital Corp*                                         85,388
        100 Witco Corp                                                     3,794
      2,200 Worthington Industries Inc                                    40,286
                                                                     $16,346,382

MINING                    --- 0.3%
      6,100 Freeport-McMoran Copper & Gold Inc Class B                   189,863
      1,400 Homestake Mining Co                                           18,287
        400 Newmont Gold Co                                               15,975
      5,316 Newmont Mining Corp                                          207,324
        300 Southern Peru Copper Corp                                      5,850
                                                                        $437,299

OIL & GAS                 --- 1.7%
      1,800 Anadarko Petroleum Corp*                                     108,000
        800 Apache Corp*                                                  26,000
      3,600 Baker Hughes Inc*                                            139,273
        200 Burlington Resources Inc                                       8,825
      1,300 Chesapeake Energy Corp*                                       12,756
        400 Coastal Corp                                                  21,275
      1,000 Cooper Cameron Corp*                                          46,750
        700 Diamond Offshore Drilling Inc*                                54,688
      2,100 Dresser Industries Inc                                        78,225
      2,000 Enron Oil & Gas Co                                            36,250
      2,400 Ensco International Inc*                                     126,600
        300 Enserch Corp                                                   6,675
      4,000 Global Marine Inc*                                            93,000
      4,100 Halliburton Co                                               324,925
        900 Lousiana Land & Exploration Co                                51,413
      1,700 Nabors Industries Inc*                                        42,500
      1,600 Noble Affiliates Inc                                          61,899
      1,200 Noble Drilling Corp*                                          27,074
      3,100 Oryx Energy Co*                                               65,488
      3,300 Phillips Petroleum Co                                        144,375
      2,200 Reading & Bates Corp*                                         58,850
      1,400 Smith International Inc*                                      85,050
      2,900 Tosco Corp                                                    86,817
      1,025 Transocean Offshore Inc                                       74,441
        200 Ultramar Diamond Shamrock Corp                                 6,525
      8,500 Union Pacific Resources Group Inc                            211,438
      1,100 Union Texas Petroleum Holdings Inc                            23,031
        500 UnoCal Corp                                                   19,406
        600 Vastar Resources Inc                                          21,037
      1,000 Weatherford Enterra Inc*                                      38,500
                                                                      $2,101,086

OTHER ASSET-BACKED        --- 0.1%
      4,800 Green Tree Financial Corp                                    171,000
                                                                        $171,000

OTHER TRANS. SERVICES     --- 0.1%
        500 Federal Express Corp*                                         28,875
        500 Fritz Companies Inc*                                           4,844
      1,900 Tidewater Inc                                                 83,600
                                                                        $117,319

RAILROADS                 --- 0.2%




        793 Burlington Northern Santa Fe Corp                             71,271
      1,800 Illinois Central Corp Class A                                 62,887
        200 Kansas City Southern Industries Inc                           12,900
      1,700 Wisconsin Central Transportation Corp*                        63,325
                                                                        $210,383

REAL ESTATE               --- 0.1%
      3,300 Simon Debartolo Group Inc                                    105,600
      2,100 The Rouse Co                                                  61,950
                                                                        $167,550

RETAIL TRADE              --- 6.8%
      7,500 Albertson's Inc*                                             273,750
        698 Autoliv Inc*                                                  27,309
      5,200 Autozone Inc*                                                122,522
        800 Barnes & Noble Inc*                                           34,400
        400 Boise Cascade Office Products Corp*                            6,800
      1,100 Borders Group Inc*                                            26,538
      1,800 Boston Chicken Inc*                                           25,200
      1,750 Brinker International Inc*                                    24,938
      3,400 Circuit City Stores Inc                                      120,911
      2,993 Consolidated Stores Corp*                                    104,007
      4,000 Corporate Express Inc*                                        57,748
      2,100 Cracker Barrel Old Country Store Inc                          55,650
        500 Darden Restaurants Inc                                         4,531
        700 Dayton Hudson Corp                                            37,231
      3,735 Dollar General Corp                                          140,063
        500 Dollar Tree Stores Inc*                                       25,188
        900 Fastenal Co                                                   44,100
      2,300 Federated Department Stores Inc*                              79,925
      3,000 Food Lion Inc Class A                                         21,561
        700 Footstar Inc*                                                 18,288
      7,100 Gap Inc                                                      276,013
      2,800 General Nutrition Companies Inc*                              78,400
        500 Hannaford Brothers Co                                         17,781
     17,100 Home Depot Inc                                             1,178,823
      1,400 Intimate Brands Inc Class A                                   29,400
        792 JC Penney & Company Inc                                       41,332
      1,800 Kohls Corp*                                                   95,287
      7,400 Kroger Co*                                                   214,600
      1,500 Limited Inc                                                   30,375
      1,100 Lone Star Steakhouse & Saloon Inc*                            28,600
      5,000 Lowe's Companies Inc                                         185,625
     23,500 McDonald's Corp                                            1,135,332
        900 Micro Warehouse Inc*                                          15,413
        700 Neiman Marcus Group Inc*                                      18,375
        800 Nordstrom Inc                                                 39,250
      4,650 Office Depot Inc*                                             90,382
      3,550 Officemax Inc*                                                51,251
      1,600 Outback Steakhouse Inc*                                       38,699
      1,600 Owens Corning                                                 69,000
        940 Payless Shoesource Inc*                                       51,406
      2,100 Pep Boys - Manny Moe & Jack                                   71,530
      3,600 Petsmart Inc*                                                 41,400
        500 Rite Aid Corp                                                 24,938
      7,327 Safeway Inc*                                                 337,958
     10,900 Sears Roebuck & Co                                           585,875
      2,800 Southland Corp*                                                9,360
        300 Spiegel Inc*                                                   2,063
      5,425 Staples Inc*                                                 126,131
      1,800 Sunglass Hut International Inc 144a*                          11,362
      6,200 TJX Companies Inc                                            163,525
        800 Tandy Corp                                                    44,800


      1,100 Toys R Us Inc*                                                38,500
      2,800 Viking Office Products Inc*                                   53,200
     48,000 Wal-Mart Stores Inc                                        1,622,976
      8,500 Walgreen Co                                                  455,813
      2,800 Wendy's International Inc                                     72,624
      1,500 Winn-Dixie Stores Inc                                         55,875
                                                                      $8,653,934

SECURITIES & COMMODITIES  --- 0.5%
      3,900 Charles Schwab & Company Inc                                 158,679
      2,750 Franklin Resources Inc                                       199,546
      2,000 Morgan Stanley, Dean Witter, Discover and Co                  86,124
      1,600 T Rowe Price & Associates Inc                                 82,600
      1,800 United Asset Management Corp                                  50,962
                                                                        $577,911

TELEPHONE                 --- 1.0%
      4,400 ADC Telecommunications Inc*                                  146,850
        300 Alltel Corp*                                                  10,031
      2,000 Ameritech Corp*                                              135,874
        300 Century Telephone Enterprises Inc                             10,106
      4,700 Cincinnati Bell Inc                                          148,050
      4,300 Frontier Corp                                                 85,729
     11,300 GTE Corp                                                     495,788
      1,500 MCI Communications Corp                                       57,422
      2,500 SBC Communications Inc                                       154,688
                                                                      $1,244,538

TRANSPORTATION            --- 0.0%
        100 CNF Transportation Inc                                         3,225
                                                                          $3,225

TRANSPORTATION EQUIPMENT  --- 1.4%
      5,900 Allied-Signal Inc*                                           495,600
        700 Echlin Inc                                                    25,200
      2,600 Harley-Davidson Inc                                          124,636
        300 Newport News Shipbuilding Inc                                  5,831
        700 Premisys Communications Inc*                                  11,025
        550 Sundstrand Corp                                               29,700
     18,100 The Boeing Co*                                               960,422
      1,400 United Technologies Corp                                     116,200
                                                                      $1,768,614

U.S. GOVERNMENTS          --- 0.5%
     11,500 Federal Home Loan Mortgage Corp                              395,313
      1,500 Student Loan Marketing Association                           190,500
                                                                        $585,813

WATER                     --- 0.0%
        178 Halter Marine Group Inc*                                       4,272
                                                                          $4,272

WHOLESALE TRADE - INDL    --- 0.1%
        500 Jefferson Smurfit Corp*                                        8,000
        100 McKesson Corp                                                  7,750
      1,600 Sybron International Corp*                                    63,800
                                                                         $79,550

WHOLESALE TRADE -CONSUMER --- 3.4%
      3,300 Avery Dennison Corp*                                         132,413
        125 Bergen Brunswig Corp Class A*                                  3,484
      3,613 Cardinal Health Inc                                          206,844
        340 Coleman Company Inc*                                           5,865





      2,700 Costco Companies Inc*                                         88,763
      4,400 Nike Inc Class B                                             256,850
     23,200 Procter & Gamble Co                                        3,277,000
      1,300 Richfood Holdings Inc                                         33,800
      1,000 Safeguard Scientifics Inc*                                    31,812
      1,300 Sunbeam-Oster Co                                              49,075
      6,000 Sysco Corp                                                   218,980
                                                                      $4,304,886

TOTAL COMMON STOCK --- 98.4%                                        $124,339,631
(Cost )

SHORT-TERM INVESTMENTS

SECURITIES & COMMODITIES  --- 1.6%
  2,036,000 Merrill Lynch & Co Inc                                     2,036,000
                                                                      $2,036,000

TOTAL SHORT-TERM INVESTMENTS --- 1.6%                                 $2,036,000
(Cost $2,036,000)

TOTAL GROWTH INDEX PORTFOLIO --- 100.0%                             $126,375,631
(Cost )


Maxim Series Fund

Investment Grade Corporate Bond Portfolio

BONDS

AGENCY                    --- 2.2%
  2,245,000 US Department of Veterans Affairs                          2,274,454
            Vendee Trust 1995-3 1h
            7.250% December 15, 2002
                                                                      $2,274,454

AIR                       --- 3.0%
  3,000,000 Swire Pacific Ltd#                                         3,199,350
            Notes
            8.500% September 29, 2004
                                                                      $3,199,350

CANADIAN - PROVINCIAL     --- 3.1%
  3,000,000 Quebec                                                     3,264,690
            Yankee Bonds
            8.800% April 15, 2003
                                                                      $3,264,690

COMMUNICATIONS            --- 5.2%
  2,000,000 Airtouch Communications Inc                                2,020,720
            Notes
            7.125% July 15, 2001
  3,500,000 US West Capital Funding Inc                                3,496,255
            Notes
            6.850% January 15, 2002
                                                                      $5,516,975

CONSUMER SERVICES         --- 2.9%
  3,000,000 Service Corporation International                          2,996,820
            Notes
            6.750% June 1, 2001
                                                                      $2,996,820






CREDIT INSTITUTIONS       --- 26.0%
  3,000,000 Aristar Inc                                                2,944,140
            Notes
            6.125% December 1, 2000
  4,000,000 Associates Corp North America                              4,006,440
            Medium Term Notes
            6.870% August 12, 2002
  3,000,000 BHP Finance USA Corp                                       2,939,640
            Guaranteed Yankee Notes
            6.420% March 1, 2026
  3,000,000 Capital One Bank                                           3,033,720
            Medium Term Notes
            7.350% June 20, 2000
  3,000,000 Commercial Credit Corporation Ltd                          3,065,040
            Notes
            7.375% March 15, 2002
  3,000,000 Ford Motor Credit Co                                       3,163,170
            Notes
            8.200% February 15, 2002
  3,000,000 General Electric Capital Corp                              3,133,549
            Eurodollar Medium Term Notes
            8.100% February 15, 2002
  2,000,000 General Motors Acceptance Corp                             2,063,060
            Medium Term Notes
            7.625% May 5, 2003
  3,000,000 Heller Financial Inc                                       3,029,595
            Medium Term Notes
            7.210% September 13, 2001
                                                                     $27,378,354

ELECTRIC                  --- 5.7%
  3,000,000 Commonwealth Edison Co                                     3,028,341
            First Mortgage Bonds
            7.500% January 1, 2001
  3,000,000 Iberdrola International#                                   3,012,030
            Notes
            7.125% June 1, 2003
                                                                      $6,040,371

ELECTRONICS - HIGH TECH   --- 1.9%
  2,000,000 Xerox Corp                                                 2,026,940
            Notes
            7.150% August 1, 2004
                                                                      $2,026,940

FOREIGN BANKS             --- 8.5%
  3,000,000 Abbey National PLC                                         2,931,480
            Global Notes
            6.690% October 17, 2005
  3,000,000 Bayerische Landesbanken NY                                 2,990,424
            Medium Term Notes
            6.375% August 31, 2000
  3,000,000 Korea Development Bank                                     2,972,700
            Yankee Notes
            6.250% May 1, 2000
                                                                      $8,894,604

INDUSTRIAL SERVICES       --- 3.7%
  4,000,000 Comdisco Inc                                               3,915,560
            Notes
            6.375% November 30, 2001
                                                                      $3,915,560




INSURANCE                 --- 5.7%
  3,000,000 London Insurance Group                                     2,947,470
            Yankee Notes
            6.875% September 15, 2005
  3,000,000 Prudential Insurance of America                            3,035,730
            Surplus Notes
            7.650% July 1, 2007
                                                                      $5,983,200

LEASING                   --- 3.1%
  3,000,000 US Leasing International                                   3,215,880
            Senior Notes
            8.750% December 1, 2001
                                                                      $3,215,880

MFTG - INDUSTRIAL PRODS   --- 2.9%
  3,000,000 Hanson Overseas BV                                         3,053,190
            Guaranteed Yankee Senior Notes
            7.375% January 15, 2003
                                                                      $3,053,190

OIL & GAS                 --- 6.1%
  2,000,000 BP America Inc                                             2,105,000
            Guaranteed Eurodollar Notes
            9.750% March 1, 1999
  4,000,000 Texaco Capital Inc                                         4,314,720
            Debentures
            8.500% February 15, 2003
                                                                      $6,419,720

RETAIL TRADE              --- 3.8%
  4,000,000 Sears Roebuck Acceptance Corp                              3,983,600
            Medium Term Notes
            6.930% June 17, 2004
                                                                      $3,983,600

SECURITIES & COMMODITIES  --- 14.2%
  3,000,000 CS First Boston Inc                                        3,104,670
            Subordinated Notes
            7.750% May 15, 2006
  3,000,000 Lehman Brothers Holdings Inc                               3,014,040
            Notes
            7.250% October 15, 2003
  3,000,000 Morgan Stanley, Dean Witter, Discover and Co               2,945,490
            Notes
            6.875% March 1, 2007
  3,000,000 Salomon Inc                                                2,973,600
            Medium Term Notes
            6.625% November 30, 2000
  3,000,000 Smith Barney Holdings                                      2,937,690
            Notes
            6.625% November 15, 2003
                                                                     $14,975,490

U.S. GOVERNMENTS          --- 0.9%
  1,000,000 United States of America                                     997,190
            Treasury Notes
            6.500% August 15, 2005
                                                                        $997,190

TOTAL BONDS --- 99.1%                                               $104,136,388
(Cost $103,885,954)






SHORT-TERM INVESTMENTS

SECURITIES & COMMODITIES  --- 0.9%
    987,000 Merrill Lynch & Co Inc                                       987,000
                                                                        $987,000

TOTAL SHORT-TERM INVESTMENTS --- 0.9%                                   $987,000
(Cost $987,000)

TOTAL INVESTMENT GRADE CORPORATE BOND PORTFOLIO --- 100.0%          $105,123,388
(Cost $104,872,954)


Maxim Series Fund

Short-Term Maturity Bond Portfolio

BONDS

AGENCY                    --- 2.5%
  1,388,596 Federal Home Loan Mortgage Corp                            1,382,153
            Pool #L90105
            6.000% April 1, 1999
                                                                      $1,382,153

CREDIT INSTITUTIONS       --- 25.7%
  1,000,000 American General Financial                                 1,014,530
            Notes
            7.125% December 1, 1999
  2,000,000 Associates Corp of North America                           1,998,200
            Notes
            6.375% June 15, 2000
  2,000,000 Banc One Corp                                              2,009,320
            Senior Medium Notes
            6.700% March 24, 2000
  1,000,000 CIT Group Holdings Inc                                       998,105
            Notes
            6.250% October 25, 1999
  1,000,000 Chrysler Financial Corp                                      990,450
            Notes
            5.625% January 15, 1999
  1,000,000 First National Bank Commerce                                 998,680
            Bank Notes
            6.500% January 14, 2000
  1,000,000 Ford Motor Credit Co                                         991,540
            Notes
            5.625% December 15, 1998
  1,000,000 General Electric Capital Corp                              1,042,936
            Medium Term Notes
            6.650% April 14, 1998
  2,000,000 Household Finance Corp                                     2,029,780
            Medium Term Notes
            7.150% June 15, 2000
  2,000,000 Sanwa Business Credit                                      1,995,060
            Medium Term
            6.540% June 20, 2000
                                                                     $14,068,601

ELECTRIC                  --- 22.8%
  1,000,000 Carolina Power & Light Co                                    992,670
            First Mortgage Bonds
            5.375% July 1, 1998





  2,000,000 Houston Lighting & Power Co                                1,981,200
            Secured Medium Term Notes
            6.100% March 1, 2000
  1,500,000 Idaho Power Co                                             1,569,585
            First Mortgage Bonds
            8.650% January 1, 2000
  2,000,000 Monongahela Power                                          1,951,800
            First Mortgage Bonds
            5.625% April 1, 2000
  1,000,000 Pacific Gas & Electric Co                                    991,130
            First Mortgage Bonds
            5.375% August 1, 1998
  1,000,000 Public Service Electric & Gas Co                           1,000,880
            First Mortgage Bonds
            6.000% January 1, 1998
  2,000,000 Southwestern Electric Power Co                             1,989,560
            First Mortgage Bond
            6.125% September 1, 1999
  2,000,000 Western Resources Inc                                      2,024,520
            First Mortgage Bonds
            7.250% July 1, 1999
                                                                     $12,501,345

FOREIGN BANKS             --- 1.8%
  1,000,000 Korea Development Bank                                       994,790
            Yankee Notes
            5.875% December 1, 1998
                                                                        $994,790

FOREIGN GOVERNMENTS       --- 1.8%
  1,000,000 Swedish Government                                           977,900
            Eurodollar Medium Term Notes
            4.500% March 24, 1999
                                                                        $977,900

INDUSTRIAL SERVICES       --- 3.7%
  2,000,000 Comdisco Inc                                               2,015,980
            Medium Term Notes
            6.930% May 2, 2000
                                                                      $2,015,980

LEASING                   --- 1.8%
  1,000,000 International Lease Finance Corp                           1,004,500
            Notes
            6.625% April 1, 1999
                                                                      $1,004,500

MFTG - CONSUMER PRODS.    --- 3.7%
  1,000,000 Donnelley & Sons                                           1,033,230
            Medium Term Notes
            7.960% November 8, 1999
  1,000,000 Sara Lee Corp                                              1,003,274
            Medium Term Notes
            6.500% September 20, 1999
                                                                      $2,036,504

MFTG - INDUSTRIAL PRODS   --- 7.3%
  2,000,000 Air Products & Chemicals Inc                               1,978,340
            Medium Term Notes
            6.010% December 15, 1999
  1,000,000 Caterpillar Inc                                            1,007,160
            Medium Term Notes
            6.800% August 24, 1999





  1,000,000 Ingersoll-Rand Co                                          1,000,670
            Medium Term Notes
            6.540% August 10, 1999
                                                                      $3,986,170

RAILROADS                 --- 3.8%
  2,000,000 SNCB Belgium Rail                                          2,080,000
            Euro Medium Term Note
            8.250% February 2, 2000
                                                                      $2,080,000

RETAIL TRADE              --- 9.2%
  2,000,000 J Sainsbury PLC                                            2,005,000
            Eurodollar Medium Term Notes
            6.625% December 31, 1999
  1,000,000 JC Penney & Company Inc                                    1,008,740
            Notes
            6.875% June 15, 1999
  1,000,000 Nordstrom Credit Inc                                       1,007,744
            Medium Term Notes
            6.875% September 15, 1999
  1,000,000 Sears Roebuck Acceptance Corp                              1,002,140
            Medium Term Notes
            6.380% February 16, 1999
                                                                      $5,023,624

SECURITIES & COMMODITIES  --- 3.7%
  2,000,000 Merrill Lynch & Co                                         2,004,520
            Medium Term Notes
            6.620% June 13, 2000
                                                                      $2,004,520

SUPRANATIONALS            --- 1.8%
  1,000,000 Inter-American Development Bank                            1,010,540
            Yankee Notes
            9.500% October 15, 1997
                                                                      $1,010,540

TELEPHONE                 --- 3.7%
  1,000,000 MCI Communications Corp                                      997,630
            Senior Notes
            6.250% March 23, 1999
  1,000,000 Nippon Telegraph & Telephone Co                            1,034,460
            Yankee Notes
            9.500% July 27, 1998
                                                                      $2,032,090

TRANSPORTATION EQUIPMENT  --- 1.8%
  1,000,000 Lockheed Martin Corp                                       1,004,930
            Notes
            6.625% June 15, 1998
                                                                      $1,004,930

U.S. GOVERNMENTS          --- 3.7%
  2,000,000 Federal National Mortgage Association                      2,007,500
            Medium Term Notes
            6.420% October 1, 1999
                                                                      $2,007,500

TOTAL BONDS --- 98.9%                                                $54,131,147
(Cost $53,979,454)

SHORT-TERM INVESTMENTS

SECURITIES & COMMODITIES  --- 1.1%
    614,000 Merrill Lynch & Co Inc                                       614,000
                                                                        $614,000

TOTAL SHORT-TERM INVESTMENTS --- 1.1%                                   $614,000
(Cost $614,000)

TOTAL SHORT-TERM MATURITY BOND PORTFOLIO --- 100.0%                  $54,745,147
(Cost $54,593,454)


Maxim Series Fund

Small-Cap Aggressive Growth Portfolio

COMMON STOCK

AIR                       --- 1.7%
     48,400 Circle International Group Inc                             1,276,550
     40,200 Pittston Brink's Group                                     1,130,625
                                                                      $2,407,175

CONSTRUCTION              --- 0.2%
     11,800 Apogee Enterprises Inc*                                      253,700
                                                                        $253,700

CONSUMER SERVICES         --- 6.5%
     56,400 American General Hospitality Corp                          1,395,900
     24,100 CR Bard Inc*                                                 875,119
     64,857 Grancare Inc                                                 701,234
     56,800 Healthplan Services Corp                                   1,072,100
     33,700 Integrated Health Services Inc*                            1,297,450
     49,600 Physicians Resource Group Inc*                               446,400
     48,300 Rotech Medical Corp*                                         968,995
     40,100 Sierra Health Services Inc*                                1,253,125
     53,501 Vitalink Pharmacy Services Inc*                            1,023,207
                                                                      $9,033,530

CREDIT INSTITUTIONS       --- 4.1%
     22,700 Bank United Corp Class A                                     862,600
     41,700 City National Corp                                         1,003,385
     28,600 Commercial Federal Corp                                    1,061,775
     34,200 DVI Inc*                                                     495,900
     31,700 First Financial Corp                                         931,188
     15,500 Firstplus Financial Group Inc*                               527,000
     44,220 WFS Financial Inc*                                           740,685
                                                                      $5,622,533

ELECTRONICS - HIGH TECH   --- 12.2%
     28,600 Brown & Sharpe Manufacturing Company*                        432,575
     69,600 Calpine Corp*                                              1,322,400
     61,425 Conmed Corp*                                               1,044,225
     55,300 Gulf South Medical Supply Inc*                             1,078,350
     28,875 Harman International Industries Inc                        1,216,359
     42,000 Hologic Inc*                                               1,118,250
     62,400 Inter-Tel Inc*                                             1,326,000
     42,200 International Rectifier Corp*                                785,975
     58,100 Invacare Corp                                              1,358,088
     38,100 Merix Corp*                                                  633,413
     32,700 National Computer Systems Inc                                870,638
     26,600 Perceptron Inc*                                              721,525
     34,300 Semitool Inc*                                                398,738





     15,200 Sofamor Danek Group Inc*                                     695,400
     52,000 Trident Microsystems Inc*                                    585,000
     40,900 VLSI Technology Inc*                                         966,263
     23,800 Woodhead Industries Inc                                      449,225
     76,300 Xicor Inc*                                                   448,263
     31,400 York International Corp                                    1,444,400
                                                                     $16,895,087

GAS                       --- 1.4%
     59,900 Pride Petroleum Services Inc*                              1,437,600
     23,700 Public Service Company of North Carolina Inc                 454,732
                                                                      $1,892,332

HOLDING & INVEST. OFFICES --- 4.6%
     41,000 Health Care Property Investors Inc                         1,445,250
     69,500 Koger Equity Inc                                           1,268,375
     49,800 Liberty Property Trust                                     1,238,775
     32,500 Sun Communities Inc                                        1,090,765
     43,100 TIG Holdings Inc                                           1,346,875
                                                                      $6,390,040

INDUSTRIAL SERVICES       --- 5.4%
     27,100 Alternative Resources Corp*                                  552,163
     25,700 American Management Systems Inc*                             687,475
      6,400 CDI Corp*                                                    266,797
     30,200 Network General Corp*                                        449,225
     31,850 Nichols Research Corp*                                       668,850
     28,600 PhyMatrix Corp*                                              439,725
     43,700 Platinum Technology Inc*                                     579,025
     38,100 Sterling Software Inc*                                     1,190,625
     37,700 Symantec Corp*                                               735,150
      8,000 TEAM America Corp*                                            67,000
     47,500 Tetra Tech Inc*                                            1,145,938
     45,100 Wonderware Corp*                                             637,038
                                                                      $7,419,011

INSURANCE                 --- 6.7%
     30,600 Allied Group Inc                                           1,162,800
     23,100 Capital RE Corp                                            1,235,850
     25,600 Capmac Holdings Inc                                          860,800
      5,600 Compdent Corp*                                               117,947
     51,600 Everest Reinsurance Holdings Inc                           2,044,650
     36,600 Protective Life Corp                                       1,839,150
     21,700 Reinsurance Group America Co                               1,247,750
     16,375 Triad Guaranty Inc*                                          743,016
                                                                      $9,251,963

LEASING                   --- 0.5%
     29,600 Financial Federal Corp*                                      651,200
                                                                        $651,200

MFTG - CONSUMER PRODS.    --- 9.1%
     40,350 Banta Corp                                                 1,094,494
     42,400 Cadmus Communications Corp                                   657,200
     18,000 Houghton Mifflin Co                                        1,201,500
      9,000 Insilco Corp*                                                337,500
     29,400 International Multifoods Corp                                738,675
     62,100 Lance Inc                                                  1,187,663
     80,500 Michael Foods Inc                                          1,489,250
     50,300 Premark International Inc                                  1,345,525
     58,200 Scientific Games Holdings Corp*                            1,200,375
     23,900 Sola International Inc*                                      800,650
      6,600 The Timberland Co Class A*                                   425,700




    100,000 Viad Corp                                                  1,925,000
     10,200 Weider Nutrition International Inc*                          161,925
                                                                     $12,565,457

MFTG - INDUSTRIAL PRODS   --- 12.9%
      8,200 Amcast Industrial Corp                                       205,000
      9,600 Aptargroup Inc                                               434,400
     40,400 BWIP Holding Inc                                             820,605
     17,600 Bush Boake Allen Inc*                                        547,800
     46,000 Citation Corp*                                               787,750
     52,400 Cuno Incorporated*                                           877,700
     23,000 Dayton Superior Corp*                                        293,250
     52,800 Dexter Corp                                                1,689,600
     18,100 Dynatech Corp*                                               647,075
     48,600 Giant Cement Holding Inc*                                    911,250
     39,200 Greenfield Industries Inc                                  1,058,400
     78,250 Griffon Corp*                                              1,071,008
     44,200 LTV Corp                                                     629,850
     82,400 Lawter International Inc                                   1,040,300
     12,400 Learonal Inc                                                 353,400
     29,500 Lone Star Technologies Inc*                                  844,438
     37,300 Marquette Medical Systems Class A*                           820,600
     69,800 Oregon Steel Mills Inc                                     1,391,603
     28,100 Telxon Corp                                                  505,800
     36,600 Toro Co                                                    1,386,225
     52,200 UNR Industries Inc*                                          358,875
     74,600 United States Can Corp*                                    1,063,050
      5,800 Wausau Paper Mills Co                                        109,475
                                                                     $17,847,454

MINING                    --- 0.4%
     61,200 Agnico-Eagle Mines Ltd*                                      589,050
                                                                        $589,050

OIL & GAS                 --- 5.0%
     14,700 Falcon Drilling Company Inc*                                 847,088
     35,600 Key Energy Group Inc*                                        634,107
     57,800 Lomak Petroleum Inc                                        1,029,534
     23,100 Seitel Inc*                                                  877,800
     51,900 Tuboscope Vetco International Corp*                        1,031,513
     31,700 Vintage Petroleum Inc                                        974,775
     39,100 Weatherford Enterra Inc*                                   1,505,350
                                                                      $6,900,167

REAL ESTATE               --- 2.9%
     54,400 Brandywine Realty Trust                                    1,101,600
     47,500 Cali Realty Corp                                           1,615,000
     52,400 Capstone Capital Trust Inc                                 1,283,800
                                                                      $4,000,400

RETAIL TRADE              --- 5.3%
     36,500 Buffets Inc*                                                 307,951
     18,200 Carson Pirie Scott & Co*                                     577,850
     36,750 Cato Corp Class A                                            199,810
     17,800 Cooker Restaurant Corp                                       190,229
     11,300 Crossmann Communities Inc*                                   240,125
     30,800 Family Dollar Stores Inc                                     839,300
     22,800 Gencorp Inc                                                  527,250
      5,900 Hardinge Inc                                                 172,575
     71,000 Heilig-Meyers Co                                           1,393,375
     31,500 Tandycrafts Inc*                                             149,625
     36,100 United Auto Group Inc*                                       715,213
     26,700 Wet Seal Inc Class A*                                        842,705





     57,200 Zale Corp*                                                 1,133,246
                                                                      $7,289,254

SECURITIES & COMMODITIES  --- 0.6%
     33,800 Downey Financial Corp                                        798,525
                                                                        $798,525

TELEPHONE                 --- 0.9%
     63,300 Aliant Communications Inc                                  1,234,350
                                                                      $1,234,350

TRANSPORTATION EQUIPMENT  --- 1.6%
     16,800 Borg-Warner Automotive Inc                                   908,242
     36,200 Echlin Inc                                                 1,303,200
                                                                      $2,211,442

U.S. GOVERNMENTS          --- 0.4%
     32,700 Hexcel Corp*                                                 564,075
                                                                        $564,075

WHOLESALE TRADE - INDL    --- 2.3%
     47,800 Bindley Western Industries Inc                             1,096,379
     36,700 Cort Business Services Corp*                               1,082,650
     32,100 OM Group Inc                                               1,063,313
                                                                      $3,242,342

WHOLESALE TRADE -CONSUMER --- 0.7%
     43,400 World Fuel Services Corp                                     949,375
                                                                        $949,375

TOTAL COMMON STOCK --- 85.2%                                        $118,008,462
(Cost $101,194,142)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS       --- 6.1%
  4,300,000 American Express Credit Corp                               4,289,680
  4,200,000 Ford Motor Credit Co                                       4,172,854
                                                                      $8,462,534

ELECTRONICS - HIGH TECH   --- 0.4%
    500,000 General Electric Co                                          498,921
                                                                        $498,921

HOLDING & INVEST. OFFICES --- 2.7%
  3,800,000 American General Finance Corp                              3,780,811
                                                                      $3,780,811

INSURANCE                 --- 1.1%
  1,500,000 American General Corp                                      1,493,075
                                                                      $1,493,075

SECURITIES & COMMODITIES  --- 4.5%
  6,281,000 Merrill Lynch & Co Inc                                     6,281,000
                                                                      $6,281,000

TOTAL SHORT-TERM INVESTMENTS --- 14.8%                               $20,516,341
(Cost $20,516,341)

TOTAL SMALL-CAP AGGRESSIVE GROWTH PORTFOLIO --- 100.0%              $138,524,803
(Cost $121,710,483)







Maxim Series Fund

Government Mortgage Securities Portfolio

BONDS

AGENCY                    --- 78.4%
    590,782 Federal Home Loan Mortgage Corp                              658,309
            Pool #N70005
            9.500% November 1, 2020
  2,517,240 Federal Home Loan Mortgage Corp                            2,616,419
            Pool #G00256
            8.000% November 1, 2023
  3,961,404 Federal Home Loan Mortgage Corp                            4,283,466
            Pool #G00300
            9.500% April 1, 2025
  1,277,492 Federal Home Loan Mortgage Corp                            1,332,552
            Pool #G10289
            8.500% February 1, 2008
  1,322,776 Federal Home Loan Mortgage Corp                            1,349,364
            Pool #D91201
            7.500% October 1, 2015
  2,699,188 Federal Home Loan Mortgage Corp                            2,782,592
            Pool #D64588
            8.000% August 1, 2024
    897,131 Federal Home Loan Mortgage Corp                              886,491
            Pool #E00177
            6.500% December 1, 2007
  1,058,204 Federal Home Loan Mortgage Corp                            1,124,976
            Pool #C90085
            9.000% December 1, 2014
  8,000,000 Federal Home Loan Mortgage Corp                            8,057,600
            Gold TBA
            7.500% December 1, 2026
  1,327,601 Federal Home Loan Mortgage Corp                            1,467,928
            Pool #884002
            9.500% June 1, 2020
    949,213 Federal Home Loan Mortgage Corp                              995,820
            Pool #D91202
            8.500% February 1, 2013
  1,823,481 Federal Home Loan Mortgage Corp                            1,961,154
            Pool #G10006
            10.000% January 1, 2006
  5,721,415 Federal Home Loan Mortgage Corp                            5,551,546
            Pool #O20005
            6.500% January 1, 2018
  1,236,662 Federal Home Loan Mortgage Corp                            1,199,525
            Pool #O30006
            6.000% February 1, 2009
  3,000,000 Federal Home Loan Mortgage Corp                            2,991,300
            CMO Series 1544 Class E
            6.250% June 15, 2008
  2,649,207 Federal Home Loan Mortgage Corp                            2,615,006
            Pool #E00219
            6.500% June 1, 2008
    527,773 Federal Home Loan Mortgage Corp                              578,545
            Pool #884018
            9.500% September 1, 2020
    197,689 Federal Home Loan Mortgage Corp                              205,478
            Pool #730326
            8.500% November 1, 2006
  1,261,551 Federal National Mortgage Association                      1,259,911
            Fnma Pool # 374210




            % March 1, 2027
  6,017,714 Federal National Mortgage Association                      6,057,431
            Pool #313017
            7.000% July 1, 2003
  4,523,757 Federal National Mortgage Association                      4,438,936
            Pool #330420
            7.000% November 1, 2025
    472,996 Federal National Mortgage Association                        475,654
            Pool #285019
            7.500% December 1, 2024
    781,107 Federal National Mortgage Association                        786,231
            Pool #281429
            7.500% May 1, 2024
     44,181 Federal National Mortgage Association                         44,429
            Pool #278839
            7.500% December 1, 2024
  2,865,661 Federal National Mortgage Association                      2,989,171
            Pool #250111
            8.500% August 1, 2024
    700,322 Federal National Mortgage Association                        704,916
            Pool #250060
            7.500% June 1, 2024
    202,105 Federal National Mortgage Association                        219,668
            Pool #091122
            9.500% March 1, 2020
     64,685 Federal National Mortgage Association                         65,110
            Pool #286640
            7.500% June 1, 2024
     77,287 Federal National Mortgage Association                         77,794
            Pool #287606
            7.500% September 1, 2024
    946,840 Federal National Mortgage Association                        930,555
            Pool #288916
            6.500% May 1, 2011
  1,735,183 Federal National Mortgage Association                      1,754,443
            Pool #288769
            7.500% November 1, 2024
     59,614 Federal National Mortgage Association                         59,949
            Pool #289190
            7.500% August 1, 2024
    934,827 Federal National Mortgage Association                        905,605
            Pool #291650
            6.500% December 1, 2017
    759,569 Federal National Mortgage Association                        781,444
            Pool #302587
            8.000% December 1, 2024
     78,421 Federal National Mortgage Association                         78,936
            Pool #303031
            7.500% October 1, 2024
  3,733,428 Federal National Mortgage Association                      3,663,427
            Pool #346907
            7.000% June 1, 2026
  1,150,596 Federal National Mortgage Association                      1,163,126
            Pool #367209
            7.500% June 1, 2016
  2,415,369 Federal National Mortgage Association                      2,474,232
            Pool #367215
            8.000% September 1, 2026
  6,000,000 Federal National Mortgage Association                      6,020,400
            TBA
            7.500% December 1, 2026
     65,899 Federal National Mortgage Association                         66,331
            Pool #286136




            7.500% June 1, 2024
  1,471,755 Federal National Mortgage Association                      1,481,410
            Pool #286579
            7.500% June 1, 2024
  2,581,483 Federal National Mortgage Association                      2,541,161
            Pool #303450
            7.000% August 1, 2025
  2,352,829 Federal National Mortgage Association                      2,471,882
            Pool #303583
            8.500% April 1, 2025
    644,697 Federal National Mortgage Association                        682,605
            Pool #316711
            9.000% September 1, 2019
    978,607 Federal National Mortgage Association                      1,025,091
            Pool #335658
            8.500% August 1, 2021
    448,394 Federal National Mortgage Association                        461,128
            Pool #339260
            8.000% April 1, 2021
  2,017,892 Federal National Mortgage Association                      1,946,257
            Pool #347434
            6.500% June 1, 2026
     38,519 Federal National Mortgage Association                         38,735
            Pool #291511
            7.500% August 1, 2024
    794,668 Federal National Mortgage Association                        799,134
            Pool #293638
            7.500% December 1, 2024
     78,572 Federal National Mortgage Association                         79,013
            Pool #294255
            7.500% October 1, 2024
     66,013 Federal National Mortgage Association                         66,384
            Pool #294674
            7.500% September 1, 2024
     49,484 Federal National Mortgage Association                         49,762
            Pool #295529
            7.500% September 1, 2024
     83,147 Federal National Mortgage Association                         83,615
            Pool #296964
            7.500% December 1, 2024
     46,481 Federal National Mortgage Association                         46,742
            Pool #297124
            7.500% October 1, 2024
    719,392 Federal National Mortgage Association                        723,435
            Pool #298452
            7.500% November 1, 2024
    668,202 Federal National Mortgage Association                        672,586
            Pool #050796
            7.500% September 1, 2023
    311,836 Government National Mortgage Association                     307,452
            Pool #346023
            7.000% February 15, 2024
    675,246 Government National Mortgage Association                     666,387
            Pool #358062
            7.000% August 15, 2023
    312,416 Government National Mortgage Association                     314,465
            Pool #369426
            7.500% January 15, 2024
     81,140 Government National Mortgage Association                      79,999
            Pool #370412
            7.000% April 15, 2024
  3,680,656 Government National Mortgage Association                   3,628,906
            Pool #371006





            7.000% January 15, 2024
    386,311 Government National Mortgage Association                     380,880
            Pool #371136
            7.000% April 15, 2024
     94,029 Government National Mortgage Association                      94,645
            Pool #372858
            7.500% January 15, 2024
     85,487 Government National Mortgage Association                      86,048
            Pool #374270
            7.500% January 15, 2024
    395,209 Government National Mortgage Association                     397,802
            Pool #376514
            7.500% May 15, 2024
    445,381 Government National Mortgage Association                     448,721
            Pool #348622
            7.500% April 15, 2023
     64,395 Government National Mortgage Association                      64,878
            Pool #351163
            7.500% August 15, 2023
     53,091 Government National Mortgage Association                      53,439
            Pool #352835
            7.500% February 15, 2024
     80,386 Government National Mortgage Association                      81,154
            Pool #355360
            7.500% October 15, 2021
    425,892 Government National Mortgage Association                     429,087
            Pool #355753
            7.500% August 15, 2023
    252,939 Government National Mortgage Association                     254,836
            Pool #357659
            7.500% May 15, 2023
    433,056 Government National Mortgage Association                     436,304
            Pool #357837
            7.500% August 15, 2023
    477,814 Government National Mortgage Association                     480,948
            Pool #376533
            7.500% June 15, 2024
    457,339 Government National Mortgage Association                     460,340
            Pool #388198
            7.500% May 15, 2024
    314,092 Government National Mortgage Association                     309,675
            Pool #395145
            7.000% April 15, 2024
    279,676 Government National Mortgage Association                     281,511
            Pool #397435
            7.500% May 15, 2024
    476,636 Government National Mortgage Association                     478,270
            Pool #404064
            7.500% March 15, 2025
    296,647 Government National Mortgage Association                     298,872
            Pool #197968
            7.500% May 15, 2023
    302,617 Government National Mortgage Association                     304,887
            Pool #326977
            7.500% May 15, 2023
    114,405 Government National Mortgage Association                     113,010
            Pool #332076
            7.000% November 15, 2022
  1,070,552 Government National Mortgage Association                   1,127,398
            Pool #380118
            8.500% July 15, 2024
     44,703 Government National Mortgage Association                      44,075
            Pool #382973





            7.000% April 15, 2024
     49,710 Government National Mortgage Association                      50,037
            Pool #385740
            7.500% June 15, 2024
    478,044 Government National Mortgage Association                     481,180
            Pool #385761
            7.500% June 15, 2024
    308,168 Government National Mortgage Association                     310,479
            Pool #358452
            7.500% August 15, 2023
     62,927 Government National Mortgage Association                      63,399
            Pool #360300
            7.500% June 15, 2023
    232,707 Government National Mortgage Association                     234,452
            Pool #360618
            7.500% July 15, 2023
    282,430 Government National Mortgage Association                     278,724
            Pool #361826
            7.000% September 15, 2023
    362,741 Government National Mortgage Association                     358,319
            Pool #334996
            7.000% November 15, 2022
     92,832 Government National Mortgage Association                      93,441
            Pool #335265
            7.500% February 15, 2024
    292,810 Government National Mortgage Association                     295,006
            Pool #338752
            7.500% May 15, 2023
     82,622 Government National Mortgage Association                      83,242
            Pool #338887
            7.500% May 15, 2023
    303,501 Government National Mortgage Association                     305,777
            Pool #339079
            7.500% February 15, 2023
  6,099,918 Government National Mortgage Association                   6,170,677
            Pool #340729
            7.500% April 15, 2023
  6,701,788 Government National Mortgage Association                   6,913,564
            Pool #780077
            8.000% March 15, 2025
  3,000,000 Government National Mortgage Association                   2,952,600
            TBA
            7.000% November 15, 2024
    382,453 Government National Mortgage Association                     377,076
            Pool #377983
            7.000% April 15, 2024
     61,331 Government National Mortgage Association                      61,733
            Pool #378750
            7.500% January 15, 2024
    125,195 Government National Mortgage Association                     123,435
            Pool #379840
            7.000% March 15, 2024
    538,478 Government National Mortgage Association                     542,011
            Pool #379462
            7.500% June 15, 2024
    377,442 Government National Mortgage Association                     372,490
            Pool #345116
            7.000% December 15, 2023
    284,706 Government National Mortgage Association                     280,703
            Pool #368293
            7.000% January 15, 2024
  1,701,708 Government National Mortgage Association                   1,750,036
            Pool #365382





            8.000% June 15, 2025
    307,556 Government National Mortgage Association                     309,574
            Pool #362184
            7.500% January 15, 2024
    434,974 Government National Mortgage Association                     437,827
            Pool #362176
            7.500% January 15, 2024
    204,615 Government National Mortgage Association                     201,930
            Pool #344968
            7.000% July 15, 2023
    245,476 Government National Mortgage Association                     242,255
            Pool #343630
            7.000% July 15, 2023
    538,120 Government National Mortgage Association II                  554,574
            Pool #002250
            8.500% July 20, 2026
    231,468 Government National Mortgage Association II                  239,350
            Pool #002158
            8.500% January 20, 2026
    251,423 Government National Mortgage Association II                  257,004
            Pool #2059
            8.000% August 20, 2025
    368,456 Government National Mortgage Association II                  379,289
            Pool #001477
            8.000% November 20, 2023
    108,053 Government National Mortgage Association II                  111,732
            Pool #002142
            8.500% December 20, 2025
    426,112 Government National Mortgage Association II                  440,362
            Pool #002220
            8.500% May 20, 2026
    869,613 Government National Mortgage Association II                  898,693
            Pool #002235
            8.500% June 20, 2026
  1,354,000 US Department of Veteran Affairs                           1,321,452
            Vendee Trust Ser 1996-3 1E
            6.750% August 15, 2020
  2,000,000 US Department of Veterans Affairs                          2,031,059
            Vendee Trust Ser 1995-3 Cl 1c
            7.250% July 15, 2014
                                                                    $129,992,181

U.S. GOVERNMENTS          --- 7.9%
  2,000,000 Tennessee Valley Authority                                 1,954,079
            Notes
            6.375% June 15, 2005
  5,000,000 United States of America                                   5,039,859
            Treasury Notes
            6.625% May 15, 2007
  6,000,000 United States of America                                   6,053,779
            Treasury Notes
            6.625% April 30, 2002
                                                                     $13,047,717

TOTAL BONDS --- 86.3%                                               $143,039,898
(Cost $140,468,662)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS       --- 6.8%
  5,400,000 American Express Credit Corp                               5,359,941
  6,000,000 Ford Motor Credit Co                                       5,986,926
                                                                     $11,346,867





HOLDING & INVEST. OFFICES --- 4.0%
  6,600,000 American General Finance Corp                              6,586,172
                                                                      $6,586,172

SECURITIES & COMMODITIES  --- 2.9%
  4,811,000 Merrill Lynch & Co Inc                                     4,811,000
                                                                      $4,811,000

TOTAL SHORT-TERM INVESTMENTS --- 13.7%                               $22,744,039
(Cost $22,744,039)

TOTAL GOVERNMENT MORTGAGE SECURITIES PORTFOLIO --- 100.0%           $165,783,937
(Cost $163,212,701)


Maxim Series Fund

Value Index Portfolio

COMMON STOCK

AGENCY                    --- 0.4%
     15,800 Federal National Mortgage Association (nonvtg)               689,275
                                                                        $689,275

AGRICULTURE               --- 0.1%
      2,500 Agco Corp*                                                    89,843
      2,100 Terra Industries Inc*                                         24,413
                                                                        $114,256

AIR                       --- 0.7%
      4,400 AMR Corp*                                                    407,000
        200 Atlas Air Inc*                                                 6,900
        800 Continental Airlines Inc Class B*                             27,950
      3,600 Delta Air Lines Inc                                          295,200
      3,400 Northwest Airlines Corp*                                     123,675
        400 Pittston Brink's Group                                        12,000
      2,400 Southwest Airlines Co                                         62,100
      2,800 UAL Corp*                                                    200,374
      2,400 US Air Group Inc*                                             84,000
                                                                      $1,219,199

COMMUNICATIONS            --- 1.9%
      3,533 360 Communications Co*                                        60,503
     24,500 AT&T Corp*                                                   859,019
      1,222 Ascent Entertainment Group Inc*                               11,151
        300 BHC Communications Inc*                                       35,850
        800 Cablevision Systems Corp*                                     42,800
        845 Chris-Craft Industries Inc*                                   40,771
      2,500 Comsat Corp                                                   59,530
      3,400 Cox Communications Inc*                                       81,600
      2,700 Gannett Company Inc                                          266,625
      7,400 Nextel Communications Inc Class A*                           140,134
        100 OmniPoint Corp*                                                1,663
        200 PanAmStat Corp*                                                5,800
      1,300 Scripps Howard Broadcasting Co Class A                        54,113
      1,100 TCI Satellite Entertainment*                                   8,663
        500 Tele Communications International Inc Class A*                 7,719
      1,500 Telephone & Data Systems Inc                                  56,906
     23,300 US West Communications Group                                 878,107
     26,500 US West Media Group*                                         536,625
        520 United States Cellular Corp*                                  15,405




      8,500 Viacom Inc Class B*                                          255,000
                                                                      $3,417,984

CONSTRUCTION              --- 0.0%
      1,300 Johns Manville Corp                                           15,356
                                                                         $15,356

CONSUMER SERVICES         --- 2.3%
        780 Allegiance Corp*                                              21,255
      1,500 Allergan Inc*                                                 47,718
      2,500 Bausch & Lomb Inc*                                           117,813
     11,900 Baxter International Inc*                                    621,775
        600 Becton Dickinson & Co*                                        30,375
      3,600 Beverly Enterprises Inc*                                      58,500
     25,500 Bristol-Myers Squibb Co                                    2,065,500
      1,900 CR Bard Inc*                                                  68,993
      5,672 CVS Corp                                                     290,690
        400 Choice Hotels International Inc.*                              6,775
        500 Covance Inc*                                                   9,656
        300 Forest Laboratories Inc*                                      12,431
        100 Health Care & Retirement Corp*                                 3,338
        213 Homestead Village Inc (wts)*                                   3,807
      7,500 Host Marriott Corp*                                          133,590
      1,100 Humana Inc*                                                   25,438
      1,500 ITT Corp*                                                     91,593
      1,300 King World Productions Inc                                    45,500
        246 Pacific Health Systems*                                       15,713
        200 Quest Diagnostics Inc*                                         4,112
        300 Speedway Motorsports Inc*                                      6,525
        350 Stewart Enterprises Inc Class A                               14,700
      8,787 Tenet Healthcare Corp*                                       259,761
        200 Total Renal Care Holdings Inc*                                 8,037
        600 United Healthcare Corp                                        31,200
        600 United States Surgical Corp                                   22,350
        193 Vencor Inc*                                                    8,154
        700 Wellpoint Health Networks*                                    32,113
        600 Whitman Corp                                                  14,400
                                                                      $4,071,812

CREDIT INSTITUTIONS       --- 17.0%
      4,050 AmSouth Bancorp*                                             153,139
     15,500 American Express Co*                                       1,154,750
      5,370 BB&T Corp*                                                   241,650
     21,042 Banc One Corp*                                             1,019,211
     18,900 Bank of New York Company Inc*                                822,150
     35,198 BankAmerica Corp*                                          2,272,453
      7,440 BankBoston Corp                                              536,141
      4,000 Bankers Trust New York Corp*                                 348,000
      9,100 Barnett Banks Inc*                                           477,750
      2,300 Beneficial Corp*                                             163,443
      2,800 Central Fidelity Banks Inc                                    99,400
      2,380 Charter One Financial Inc                                    128,223
     23,300 Citicorp                                                   2,809,095
      5,200 Comerica Inc                                                 353,600
      1,929 Commerce Bancshares Inc                                       87,287
      3,200 Compass Bancshares Inc                                       107,600
     10,205 Corestates Financial Corp                                    548,519
      4,700 Countrywide Credit Industries Inc                            146,579
      4,100 Crestar Financial Corp                                       159,388
      1,300 Equitable of Iowa Cos                                         72,800
      1,250 Fifth Third Bancorp                                          102,578
      3,000 First American Corp                                          115,125
      6,400 First Bank System Inc                                        546,400





     15,282 First Chicago NBD Corp                                       924,561
      2,000 First Commerce Corp                                           88,000
        243 First Empire State Corp                                       81,891
      5,450 First Security Corp                                          148,850
      3,200 First Tennessee National Corp                                153,600
     13,635 First Union Corp                                           1,261,238
      1,500 First Virginia Banks Inc                                      90,468
      4,450 First of America Bank Corp                                   203,588
      6,000 Firstar Corp                                                 183,000
     12,765 Fleet Financial Group Inc                                    807,386
      2,300 Golden West Financial Corp                                   161,000
      6,800 Great Western Financial Corp*                                365,500
      5,200 HF Ahmanson & Co*                                            223,600
      1,500 Household International Inc                                  176,156
      7,311 Huntington Bancshares Inc                                    214,761
      9,700 JP Morgan & Company Inc                                    1,012,438
     11,082 Keycorp                                                      619,207
      4,400 Marshall & Ilsley Corp                                       178,750
     12,692 Mellon Bank Corp                                             572,727
      2,900 Mercantile Bancorporation Inc                                176,175
      2,400 Mercantile Bankshares Corp                                    96,000
     10,900 National City Corp                                           572,250
     37,868 NationsBank Corp                                           2,442,486
      5,400 Northern Trust Corp                                          261,225
     18,300 Norwest Corp                                               1,029,375
      2,427 Old Kent Financial Corp                                      131,058
     16,165 PNC Bank Corp                                                672,868
      2,050 Pacific Century Financial Corp                                94,813
      3,200 Popular Inc                                                  129,200
      5,900 Regions Financial Corp                                       186,588
      3,100 Signet Banking Corp                                          111,600
      4,200 Star Banc Corp                                               177,450
      6,600 State Street Boston Corp                                     305,250
     10,400 Suntrust Banks Inc                                           572,645
        700 Synovus Financial Corp                                        19,293
      1,600 TCF Financial Corp                                            79,000
      7,323 US Bancorp                                                   469,587
      3,200 Union Planters Corp                                          166,000
        800 Unionbancal Corp                                              57,500
      2,285 Valley National Bancorp                                       61,981
      8,000 Wachovia Corp                                                466,496
      3,500 Washington Mutual Inc                                        209,125
      4,333 Wells Fargo & Co                                           1,167,744
      3,400 Western National Corp                                         91,161
      1,600 Wilmington Trust Co                                           73,200
      3,000 Zions Bancorp                                                112,875
                                                                     $29,864,947

ELECTRIC                  --- 6.3%
      5,900 Allegheny Power System Inc*                                  157,453
      9,100 American Electric Power Company Inc*                         382,200
      7,100 Baltimore Gas & Electric Co*                                 189,478
      2,500 Boston Edison Co                                              65,938
      4,400 CMS Energy Corp                                              155,100
      6,900 Carolina Power & Light Co                                    247,538
      7,600 Centerior Energy Corp                                         85,021
      9,500 Central & South West Corp                                    201,875
      7,616 Cinergy Corp                                                 265,128
      1,600 Cipsco Inc                                                    58,499
     11,400 Consolidated Edison Company of New York Inc                  335,582
      4,800 DPL Inc                                                      118,200
      3,700 DQE Inc                                                      104,525
      7,000 DTE Energy Co                                                193,375





      3,100 Delmarva Power & Light Co                                     59,092
      8,800 Dominion Resources Inc                                       322,300
     17,446 Duke Power Co                                                836,309
     20,300 Edison International                                         504,963
      4,700 Enova Corp                                                   113,091
     11,379 Entergy Corp                                                 311,500
      8,400 FPL Group Inc                                                386,921
      4,700 Florida Progress Corp                                        147,166
      5,800 GPU Inc                                                      208,075
      1,600 Hawaiian Electric Industries Inc                              61,800
      9,900 Houston Industries Inc                                       212,226
      1,900 Idaho Power Co                                                59,613
      3,900 Illinova Corp                                                 85,800
      2,950 Ipalco Enterprises Inc                                        92,188
      1,900 KU Energy Corp                                                64,838
      2,800 Kansas City Power & Light Co                                  79,974
      3,400 LG&E Energy Corp                                              75,011
      5,800 Long Island Lighting Co                                      133,400
      5,200 MidAmerican Energy Holdings Co                                90,022
      2,800 Montana Power Co                                              64,924
      3,300 New England Electric System                                  122,100
      3,400 New York State Electric & Gas Corp                            70,975
      7,500 Niagara Mohawk Power Corp*                                    64,215
      2,800 Nipsco Industries Inc                                        115,674
      5,800 Northeast Utilities                                           55,460
      3,300 Northern States Power Co                                     170,775
      7,000 Ohio Edison Co                                               152,684
      7,800 PP&L Resources Inc                                           155,509
     14,300 PacifiCorp                                                   314,600
     10,800 Peco Energy Co                                               226,800
      3,800 Pinnacle West Capital Corp                                   114,236
      2,600 Portland General Corp*                                       103,186
      5,700 Potomac Electric Power Co                                    131,813
      3,300 Public Service Company of Colorado                           136,950
     11,200 Public Service Enterprise Group Inc                          280,000
      4,000 Puget Sound Power & Light Co                                 106,000
      5,100 Scana Corp                                                   126,541
     32,900 Southern Co                                                  719,688
      2,100 Southwestern Public Service Co                                82,555
      5,300 Teco Energy Inc                                              135,479
     10,900 Texas Utilities Co                                           375,363
     10,400 Unicom Corp                                                  231,400
      4,900 Union Electric Co                                            184,666
      2,700 Utilicorp United Inc                                          78,638
      2,900 Washington Water Power Co*                                    56,913
      3,300 Western Resources Inc                                        107,042
      5,400 Wisconsin Energy Corp                                        134,325
                                                                     $11,022,712

ELECTRONICS - HIGH TECH   --- 7.6%
      4,900 AMP Inc*                                                     204,575
      5,200 Advanced Micro Devices Inc*                                  187,200
      3,500 Amdahl Corp*                                                  30,842
      6,400 Apple Computer Inc*                                           91,200
      1,600 Avnet Inc*                                                    92,000
      1,100 Beckman Instruments Inc*                                      53,075
      3,500 Black & Decker Corp*                                         130,155
      1,300 Briggs & Stratton Corp                                        65,000
        200 Cirrus Logic Inc*                                              2,100
      1,800 Compaq Computer Corp*                                        178,650
      1,300 Cypress Semiconductor Corp*                                   18,850
        300 Diebold Inc                                                   11,700
      7,500 Digital Equipment Corp*                                      265,778




      5,200 Eastman Kodak Co                                             399,100
     15,000 Emerson Electric Co                                          825,930
     21,300 General Electric Co                                        1,392,488
      2,200 General Signal Corp                                           95,975
      1,800 Harris Corp                                                  151,200
      4,100 Honeywell Inc                                                311,088
      3,000 Hubbell Inc Class B                                          132,000
        560 Imation Corp*                                                 14,770
     48,700 International Business Machines Corp                       4,392,107
        600 International Game Technology                                 10,650
      3,800 Johnson Controls Inc                                         156,036
        100 Komag Inc*                                                     1,638
        200 Lam Research Corp*                                             7,412
      1,800 Litton Industries Inc*                                        86,962
        300 MSC Industrial Direct Company Inc Class A*                    12,038
      3,368 Mark IV Industries Inc                                        80,832
      4,700 Maytag Corp                                                  122,788
        300 Mentor Graphics Corp*                                          2,775
        625 Molex Inc                                                     22,813
        831 NCR Corp*                                                     24,722
      6,800 National Semiconductor Corp*                                 208,250
      2,400 Novell Inc*                                                   16,649
     19,800 PG&E Corp                                                    480,150
      1,800 Polaroid Corp                                                 99,900
      2,800 Quantum Corp*                                                 56,874
     11,400 Raytheon Co                                                  581,400
        950 Read-Rite Corp*                                               19,831
        200 Scientific-Atlanta Inc                                         4,375
      2,000 Seagate Technology Inc*                                       70,374
      2,000 Sensormatic Electronics Corp                                  25,750
      3,000 Storage Technology Corp*                                     133,500
      5,800 Tandem Computers Inc*                                        117,450
      1,500 Tektronix Inc                                                 90,000
      1,800 Teradyne Inc*                                                 70,650
      2,700 Texas Instruments Inc                                        226,967
      2,400 Thomas & Betts Corp                                          126,149
      4,700 Unisys Corp*                                                  35,838
      1,675 Vishay Intertechnology Inc*                                   48,469
      1,700 WW Grainger Inc                                              132,918
      3,600 Whirlpool Corp                                               196,423
     12,000 Xerox Corp                                                   946,500
        250 York International Corp                                       11,500
                                                                     $13,274,366

ENVIRONMENTAL SERVICES    --- 0.4%
      8,400 Browning-Ferris Industries Inc                               279,300
     11,000 WMX Technologies Inc*                                        353,375
        700 Waste Management Inc                                          22,488
                                                                        $655,163

FINANCIAL SERVICES        --- 0.0%
        300 ContiFinancial Corp*                                          10,950
                                                                         $10,950

FORESTRY                  --- 1.0%
      2,300 Boise Cascade Corp*                                           81,218
      4,400 Georgia-Pacific Corp                                         375,650
     14,518 International Paper Co                                       705,023
      5,200 Louisiana-Pacific Corp                                       109,850
      9,600 Weyerhaeuser Co                                              499,200
                                                                      $1,770,941

GAS                       --- 1.3%




      2,600 Brooklyn Union Gas Co                                         74,425
      2,600 Columbia Gas System Inc                                      169,650
      4,600 Consolidated Natural Gas Co                                  247,535
      2,513 El Paso Energy Corp                                          138,215
        800 Enron Corp                                                    32,650
      1,800 Equitable Resources Inc*                                      51,075
      3,500 MCN Corp                                                     107,188
      4,600 NGC Corp                                                      71,010
      2,000 National Fuel Gas Co                                          83,874
      2,500 Nicor Inc                                                     89,688
      3,900 Pacific Enterprises                                          131,138
      1,800 Peoples Energy Corp                                           67,387
      1,900 Questar Corp                                                  76,713
      3,900 Sonat Inc                                                    199,875
      8,300 Tenneco Inc*                                                 375,052
      1,300 Valero Energy Corp                                            47,125
      7,200 Williams Companies Inc                                       315,000
                                                                      $2,277,600

HIGHWAYS                  --- 0.1%
      3,800 Ryder System Inc                                             125,400
                                                                        $125,400

HOLDING & INVEST. OFFICES --- 2.2%
     21,316 Chase Manhattan Corp                                       2,068,974
      2,617 Cincinnati Financial Corp                                    206,743
      1,100 Cognizant Corp                                                44,550
      5,500 Dime Bancorp Inc                                              96,250
      2,000 Equity Residential Properties Trust                           95,000
      1,000 Finova Group Inc                                              76,500
      1,600 Green Point Financial Corp                                   106,499
      3,700 Health & Retirement Property Trust                            69,604
      6,300 Hibernia Corp                                                 87,803
      2,900 Meditrust Corp                                               115,638
      3,000 New Plan Realty Trust                                         66,186
      2,600 Republic New York Corp                                       279,500
      2,333 Security Capital Industrial Trust                             50,160
      2,400 Security Capital Pacific Trust                                54,900
      4,700 Summit Bancorp                                               235,588
      2,100 TIG Holdings Inc                                              65,625
      1,100 US Industries Inc*                                            39,188
         62 Wesco Financial Corp                                          20,166
                                                                      $3,778,874

INDEPENDENT POWER PROD    --- 0.1%
        900 Calenergy Inc*                                                34,200
      2,100 OGE Energy Corp                                               95,550
      3,100 Wheelabrator Technologies Inc                                 47,855
                                                                        $177,605

INDUSTRIAL SERVICES       --- 1.5%
        433 AC Nielsen Corp*                                               8,498
      1,300 Arrow Electronics Inc*                                        69,063
      3,100 Comdisco Inc                                                  80,600
      3,100 Deluxe Corp                                                  105,788
      4,300 Dun & Bradstreet Corp                                        112,875
      2,400 EG&G Inc                                                      54,000
        200 Foster Wheeler Corp                                            8,100
      1,200 Kelly Services Inc Class A                                    37,650
     20,498 Lucent Technologies Inc                                    1,477,127
      2,000 National Service Industries Inc                               97,374
      1,900 Network General Corp*                                         28,263
      6,400 Pitney Bowes Inc                                             444,800





        200 Wallace Computer Services Inc                                  6,012
        900 Western Atlas Inc*                                            65,925
                                                                      $2,596,075

INSURANCE                 --- 8.1%
      7,000 AON Corp*                                                    362,250
      2,900 Aetna Inc*                                                   296,888
      5,650 Aflac Inc*                                                   266,963
        191 Allegheny Generating Co*                                      41,543
      2,400 Allmerica Financial Corp*                                     95,700
      3,100 Allmerica Property & Casualty Companies Inc                  101,525
     20,303 Allstate Corp*                                             1,482,119
      1,300 Ambac Inc*                                                    99,288
      1,600 American Financial Group Inc                                  67,899
     11,760 American General Corp*                                       561,540
     14,600 American International Group Inc*                          2,180,875
        500 American National Insurance Co*                               44,625
        500 CNA Financial Corp*                                           52,719
      8,400 Chubb Capital Corp                                           561,750
      3,600 Cigna Corp                                                   639,000
      7,700 Conseco Inc                                                  284,900
      3,100 Equitable Companies Inc                                      103,075
      2,000 Everest Reinsurance Holdings Inc                              79,250
      3,340 General Re Corp                                              607,880
      5,700 Hartford Financial Services Group Inc                        471,675
      3,400 Jefferson-Pilot Corp                                         237,575
      1,900 Leucadia National Corp*                                       58,780
      5,000 Lincoln National Corp                                        321,875
      3,400 Loews Corp                                                   340,425
      2,100 MBIA Inc                                                     236,905
        600 Marsh & McLennan Companies Inc                                42,825
        500 Mercury General Corp                                          36,375
      1,800 Ohio Casualty Corp                                            79,200
      4,550 Old Republic International Corp                              137,920
      1,600 Progressive Corp                                             139,200
      1,200 Protective Life Corp                                          60,300
      1,353 Provident Companies Inc                                       72,386
      4,500 Providian Financial Corp                                     144,563
      1,700 Reliastar Financial Corp                                     124,313
      6,100 SafeCo Corp                                                  284,791
      3,700 St Paul Companies Inc                                        282,125
        700 The PMI Group Inc                                             43,663
      3,300 Torchmark Corp                                               235,125
      3,200 TransAmerica Corp                                            299,398
        600 Transatlantic Holdings Inc                                    59,550
     29,720 Travelers Group Inc                                        1,874,203
      2,700 Travelers Property Casualty Corp                             107,663
      5,600 USF&G Corp                                                   134,400
      1,400 Unitrin Inc                                                   85,400
      6,400 Unum Corp                                                    268,800
        300 Value Health Inc*                                              6,075
                                                                     $14,115,299

MFTG - CONSUMER PRODS.    --- 3.7%
      2,100 Alberto-Culver Co Class B*                                    58,800
      3,400 American Greetings Corp Class A*                             126,225
     18,000 Anheuser-Busch Companies Inc*                                754,866
     26,235 Archer-Daniels-Midland Co*                                   616,523
      1,100 Brown-Forman Corp Class B                                     53,693
      3,900 Brunswick Corp                                               121,875
        900 CPC International Inc                                         83,081
      1,700 Campbell Soup Co                                              85,000
        700 Central Newspapers Inc                                        50,138





      2,100 Coca-Cola Enterprises Inc                                     48,300
        800 ConAgra Inc                                                   51,300
        585 Deltic Timber Corp*                                           17,148
        500 Dial Corp                                                      7,813
      2,300 Dow Jones & Company Inc                                       92,430
      3,100 Fruit of the Loom Inc Class A*                                96,100
      1,200 General Mills Inc                                             78,150
      8,700 HJ Heinz Co                                                  401,288
      5,400 Hasbro Inc                                                   153,225
      2,200 Hershey Foods Corp                                           121,686
        250 Hillenbrand Industries Inc                                    11,875
      2,300 Hormel Foods Corp                                             61,813
      4,900 IBP Inc                                                      113,925
        200 Interstate Bakeries Co                                        11,862
        600 Kellogg Co                                                    51,375
      3,600 Knight-Ridder Inc                                            176,623
        500 Lee Enterprises Inc                                           13,188
        500 Leggett & Platt Inc                                           21,500
      3,200 Liz Claiborne Inc                                            149,200
      3,200 Masco Corp                                                   133,600
      3,100 McCormick & Company Inc (nonvtg)                              78,275
      3,100 McGraw-Hill Companies Inc                                    182,317
      1,800 Nabisco Holdings Corp Class A                                 71,775
      3,400 New York Times Co Class A                                    168,300
      7,100 Pepsico Inc                                                  266,690
      5,200 Quaker Oats Co                                               233,350
     14,074 RJR Nabisco Holdings Corp                                    464,442
      4,600 RR Donnelley & Sons Co                                       168,475
        900 Ralston-Ralston Purina Group                                  73,968
        700 Readers Digest Association Inc Class A                        20,081
      1,700 Russell Corp                                                  50,363
      3,300 Sara Lee Corp                                                137,363
      5,200 Shaw Industries Inc                                           55,250
        100 Talbots Inc*                                                   3,400
        400 The Times Mirror Co Class A                                   22,100
        300 Tribune Co                                                    14,419
      1,300 Tupperware Corp                                               47,450
      4,700 Tyson Foods Inc Class A                                       89,888
      1,200 Unifi Inc                                                     44,850
      2,500 VF Corp                                                      211,875
        700 Viad Corp                                                     13,475
        300 Warnaco Group Inc Class A                                      9,563
        275 Washington Post Co Class B                                   109,450
      2,600 Willamette Industries Inc                                    182,000
                                                                      $6,481,721

MFTG - INDUSTRIAL PRODS   --- 10.8%
        700 AK Steel Holding Corp*                                        30,888
        600 ARCO Chemical Co*                                             28,537
      4,400 Air Products & Chemicals Inc*                                357,500
      1,700 Albemarle Corp*                                               35,805
      4,700 Allegheny Teledyne Inc*                                      126,900
      7,900 Aluminum Company of America*                                 595,463
      9,100 American Home Products Corp*                                 696,150
      1,800 Armstrong World Industries Inc*                              132,075
      1,200 Bandag Inc*                                                   58,800
        400 Bemis Company Inc*                                            17,300
      5,800 Bethlehem Steel Corp*                                         60,535
      1,030 Betz Laboratories Inc*                                        67,980
      1,900 Bowater Inc                                                   87,875
      3,400 Cabot Corp                                                    96,475
      2,500 Case Corp                                                    172,188
      9,200 Caterpillar Inc                                              987,850




        700 Centocor Inc*                                                 21,743
      3,900 Champion International Corp                                  215,475
        400 Clorox Co                                                     52,800
      1,500 Consolidated Papers Inc                                       81,000
      4,500 Cooper Industries Inc                                        223,875
      2,500 Cooper Tire & Rubber Co                                       55,000
      1,517 Crane Co                                                      63,429
        800 Crown Cork & Seal Company Inc                                 42,750
        300 Cytec Industries Inc*                                         11,213
     12,300 Deere & Co                                                   674,963
        500 Dover Corp                                                    30,750
     10,600 Dow Chemical Co                                              923,525
     49,100 EI DuPont De Nemours & Co                                  3,087,163
      3,700 Eastman Chemical Co                                          234,950
      5,000 Ethyl Corp                                                    46,250
        400 First Brands Corp                                              9,175
      7,500 Goodyear Tire & Rubber Co                                    474,840
      2,400 Great Lakes Chemical Corp                                    125,700
      1,900 Harnischfeger Industries Inc                                  78,850
      2,100 Harsco Corp                                                   85,050
      3,720 IMC Global Inc                                               130,200
      5,800 ITT Industries Inc                                           149,350
        600 Illinois Tool Works Inc                                       29,962
      5,200 Ingersoll-Rand Co                                            321,100
      2,300 Inland Steel Industries Inc                                   60,088
        900 International Specialty Products Inc*                         12,656
      3,600 James River Corporation of Virginia                          133,200
      9,932 Kimberly-Clark Corp                                          494,117
      5,600 LTV Corp                                                      79,800
      2,700 Lafarge Corp                                                  66,150
      3,000 Lubrizol Corp                                                125,811
      1,200 Lyondell Petrochemical Co                                     26,174
      1,350 MA Hanna Co                                                   38,896
      3,200 Mallinckrodt Inc                                             121,600
      2,365 Martin Marietta Materials Inc                                 76,567
      2,500 Mead Corp                                                    155,625
     13,900 Minnesota Mining & Manufacturing Co                        1,417,800
      3,900 Morton International Inc                                     117,729
      3,100 Nalco Chemical Co                                            119,738
      2,500 Olin Corp                                                     97,655
      3,100 Owens-Illinois Inc*                                           96,100
      7,900 PPG Industries Inc                                           459,188
      3,600 Parker Hannifin Corp                                         218,473
     11,300 Pharmacia & Upjohn Inc                                       392,675
      1,300 Potlatch Corp                                                 58,825
      1,100 RPM Inc (Ohio)                                                20,213
      3,500 Reynolds Metals Co                                           249,375
        500 Rhone-Poulenc Class A                                         45,438
      8,000 Rockwell International New                                   472,000
      2,000 Rohm & Haas Co                                               180,124
      6,400 Sherwin-Williams Co                                          197,600
      1,000 Sigma Aldrich Corp                                            35,062
      3,100 Snap-On Inc                                                  122,063
      1,300 Sonoco Products Co                                            39,568
        500 St Joe Corp                                                   41,875
      4,400 Stone Container Corp Series E*                                62,973
        700 Tambrands Inc                                                 34,913
      1,000 Tecumseh Products Co Class A                                  59,875
      2,600 Temple-Inland Inc                                            140,400
      2,300 The BF Goodrich Co                                            99,618
      2,900 The Stanley Works                                            116,000
      2,600 The Timken Co                                                 92,461
        900 Trinity Industries Inc                                        28,575





     13,900 USX-Marathon Group                                           401,363
      2,900 USX-US Steel Group                                           101,680
      3,300 Union Camp Corp                                              165,000
      5,800 Union Carbide Corp                                           272,960
      1,100 Unisource Worlwide Inc                                        17,600
      4,400 Warner-Lambert Co                                            546,700
        800 Western Digital Corp*                                         25,300
      4,350 Westvaco Corp                                                136,751
      2,500 Witco Corp                                                    94,843
        800 Worthington Industries Inc                                    14,650
                                                                     $18,905,281

MINING                    --- 0.4%
      2,600 Alumax Inc*                                                   98,636
      2,200 Asarco Inc*                                                   67,375
      4,500 Cyprus Amax Minerals Co                                      110,250
      5,500 Homestake Mining Co                                           71,841
      3,100 Phelps Dodge Corp                                            264,080
        700 Southern Peru Copper Corp                                     13,650
      1,500 Vulcan Materials Co                                          117,750
                                                                        $743,582

OIL & GAS                 --- 11.8%
      3,900 Amerada Hess Corp*                                           216,692
     24,000 Amoco Corp*                                                2,086,488
      3,200 Apache Corp*                                                 104,000
      2,700 Ashland Inc*                                                 125,213
     15,900 Atlantic Richfield Co*                                     1,120,950
      2,000 Baker Hughes Inc*                                             77,374
      5,700 Burlington Resources Inc                                     251,513
     31,700 Chevron Corp                                               2,343,803
      3,900 Coastal Corp                                                 207,429
        900 Cooper Cameron Corp*                                          42,075
        100 Diamond Offshore Drilling Inc*                                 7,813
      5,600 Dresser Industries Inc                                       208,600
        200 Enron Oil & Gas Co                                             3,625
      3,100 Enserch Corp                                                  68,975
        100 Enserch Exploration Inc*                                       1,094
    120,500 Exxon Corp                                                 7,410,750
        238 Fina Inc                                                      15,173
      1,300 Global Marine Inc*                                            30,225
        400 Halliburton Co                                                31,700
      2,300 Kerr-McGee Corp                                              145,763
        300 Lousiana Land & Exploration Co                                17,138
      2,600 Mapco Inc                                                     81,900
     38,200 Mobil Corp                                                 2,669,225
      2,000 Murphy Oil Corp                                               97,500
      2,600 Nabors Industries Inc*                                        65,000
      4,400 Noble Drilling Corp*                                          99,273
     16,000 Occidental Petroleum Corp                                    400,992
        800 Oryx Energy Co*                                               16,900
      2,200 Pennzoil Co                                                  168,850
      5,500 Phillips Petroleum Co                                        240,625
        300 Reading & Bates Corp*                                          8,025
      3,900 Rowan Companies Inc*                                         109,929
      4,200 Santa Fe Energy Resources Inc*                                61,685
      3,500 Sun Company Inc                                              108,500
     12,600 Texaco Inc                                                 1,370,250
      2,500 Tosco Corp                                                    74,843
      3,300 Ultramar Diamond Shamrock Corp                               107,663
      2,800 Union Texas Petroleum Holdings Inc                            58,624
     11,500 UnoCal Corp                                                  446,338
      1,200 Weatherford Enterra Inc*                                      46,200




                                                                     $20,748,715

OTHER ASSET-BACKED        --- 0.1%
      4,600 Southtrust Corp                                              190,325
                                                                        $190,325

OTHER TRANS. SERVICES     --- 0.3%
      2,300 Alexander & Baldwin Inc*                                      60,088
      1,200 Caliber System Inc                                            44,700
      1,500 FMC Corp*                                                    119,156
      4,800 Federal Express Corp*                                        277,200
                                                                        $501,144

RAILROADS                 --- 1.5%
      6,482 Burlington Northern Santa Fe Corp                            582,570
     10,500 CSX Corp                                                     582,750
        150 Illinois Central Corp Class A                                  5,241
      1,300 Kansas City Southern Industries Inc                           83,850
      6,000 Norfolk Southern Corp                                        604,500
     10,256 Union Pacific Corp                                           723,048
                                                                      $2,581,959

RETAIL TRADE              --- 3.0%
      5,700 American Stores Co*                                          281,438
      3,941 Autoliv Inc*                                                 154,192
        130 Barnes & Noble Inc*                                            5,590
      2,000 Borders Group Inc*                                            48,250
        500 Boston Chicken Inc*                                            7,000
      1,400 Brinker International Inc*                                    19,950
      7,100 Darden Restaurants Inc                                        64,340
      9,600 Dayton Hudson Corp                                           510,595
      5,400 Dillards Inc Class A                                         186,975
      6,700 Federated Department Stores Inc*                             232,825
     13,500 Food Lion Inc Class A                                         97,025
        536 Footstar Inc*                                                 14,003
      8,300 Fortune Brands Inc                                           309,690
      8,200 Genuine Parts Co                                             277,775
      2,600 Giant Food Inc Class A                                        84,825
        900 Great Atlantic & Pacific Tea Company Inc                      24,468
        900 Hannaford Brothers Co                                         32,006
      9,200 JC Penney & Company Inc                                      480,120
     23,700 K Mart Corp*                                                 290,325
        700 Kroger Co*                                                    20,300
      8,400 Limited Inc                                                  170,100
     12,500 May Department Stores Co                                     590,625
      1,100 Mercantile Stores Company Inc                                 69,231
      1,300 Nordstrom Inc                                                 63,781
      1,000 Officemax Inc*                                                14,437
        200 Owens Corning                                                  8,625
        596 Payless Shoesource Inc*                                       32,593
      4,900 Rite Aid Corp                                                244,388
      1,082 Safeway Inc*                                                  49,907
      1,100 Sears Roebuck & Co                                            59,125
      4,600 Southland Corp*                                               15,378
        400 Spiegel Inc*                                                   2,750
      1,500 Tandy Corp                                                    84,000
     11,000 Toys R Us Inc*                                               385,000
        800 Weis Markets Inc                                              23,100
      2,900 Wendy's International Inc                                     75,217
      2,300 Winn-Dixie Stores Inc                                         85,675
      6,500 Woolworth Corp*                                              156,000
                                                                      $5,271,624




SECURITIES & COMMODITIES  --- 1.7%
      3,125 AG Edwards Inc                                               133,594
      6,378 Bear Stearns Companies Inc*                                  218,045
        600 Donaldson, Lufkin & Jenrette Inc                              35,850
      5,700 Lehman Brothers Holdings Inc                                 230,850
     18,800 Merrill Lynch & Co Inc                                     1,120,950
     19,120 Morgan Stanley, Dean Witter, Discover and Co                 823,345
      3,600 Paine Webber Group Inc                                       126,000
      5,200 Salomon Inc                                                  289,250
        900 United Asset Management Corp                                  25,481
                                                                      $3,003,365

TELEPHONE                 --- 7.6%
      8,600 Alltel Corp*                                                 287,558
     23,800 Ameritech Corp*                                            1,616,901
     21,300 Bell Atlantic Corp*                                        1,616,138
     48,100 Bellsouth Corp*                                            2,230,638
      2,200 Century Telephone Enterprises Inc                             74,111
      1,900 Frontier Corp                                                 37,880
     30,400 GTE Corp                                                   1,333,800
     31,100 MCI Communications Corp                                    1,190,539
     21,300 Nynex Corp                                                 1,227,413
     40,598 SBC Communications Inc                                     2,512,001
      2,900 Southern New England Telecommunications Corp                 112,738
     21,100 Sprint Corp                                                1,110,388
                                                                     $13,350,105

TRANSPORTATION            --- 0.0%
      2,200 CNF Transportation Inc                                        70,950
                                                                         $70,950

TRANSPORTATION EQUIPMENT  --- 6.0%
      3,700 Allied-Signal Inc*                                           310,800
     29,500 Chrysler Corp                                                967,954
      1,100 Consolidated Freightways Corp*                                18,013
      1,500 Cummins Engine Company Inc                                   105,843
      5,000 Dana Corp                                                    190,000
      3,200 Eaton Corp                                                   279,398
      2,100 Echlin Inc                                                    75,600
      1,500 Fleetwood Enterprises Inc                                     44,718
     57,700 Ford Motor Co                                              2,178,175
      2,300 General Dynamics Corp                                        172,500
     36,600 General Motors Corp Gm                                     2,038,089
      4,700 General Motors Corp Gmh                                      271,425
      7,769 Lockheed Martin Corp                                         804,573
      7,200 McDonnell Douglas Corp                                       493,200
      1,320 Newport News Shipbuilding Inc                                 25,657
      2,300 Northrop Grumman Corp                                        201,968
      2,930 Paccar Inc                                                   136,060
      2,000 Sundstrand Corp                                              108,000
      6,200 TRW Inc                                                      352,234
      6,600 Textron Inc                                                  438,075
      7,828 The Boeing Co*                                               415,369
     10,500 United Technologies Corp                                     871,500
                                                                     $10,499,151

U.S. GOVERNMENTS          --- 0.4%
     17,700 Federal Home Loan Mortgage Corp                              608,438
        400 Student Loan Marketing Association                            50,800
                                                                        $659,238

WATER                     --- 0.1%
      3,400 American Water Works Company Inc*                             72,675




        678 Halter Marine Group Inc*                                      16,272
                                                                         $88,947

WHOLESALE TRADE - INDL    --- 0.1%
        700 Jefferson Smurfit Corp*                                       11,200
      1,500 McKesson Corp                                                116,250
                                                                        $127,450

WHOLESALE TRADE -CONSUMER --- 0.4%
        400 Avery Dennison Corp*                                          16,050
      2,475 Bergen Brunswig Corp Class A*                                 68,991
      4,500 Costco Companies Inc*                                        147,938
        800 Estee Lauder Cos                                              40,200
      1,525 Rayonier Inc                                                  64,145
      2,200 Reebok International Ltd*                                    103,261
      2,400 Sunbeam-Oster Co                                              90,600
      3,400 SuperValu Inc                                                117,300
                                                                        $648,485

TOTAL COMMON STOCK --- 98.7%                                        $173,069,856
(Cost )

SHORT-TERM INVESTMENTS

SECURITIES & COMMODITIES  --- 1.3%
  2,230,000 Merrill Lynch & Co Inc                                     2,230,000
                                                                      $2,230,000

TOTAL SHORT-TERM INVESTMENTS --- 1.3%                                 $2,230,000
(Cost $2,230,000)

TOTAL VALUE INDEX PORTFOLIO --- 100.0%                              $175,299,856
(Cost )